UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Patrick W. Dennis, Esq.

Vice President and Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1.	Reports to Shareholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

Paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.tcw.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. You can call 1-800-FUND-TCW (1-800-386-3829), if you invest directly with the Fund, or contact your financial intermediary, if you invest though a financial intermediary, to inform the Fund or the financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held directly with TCW or through your financial intermediary.

TCW Funds, Inc.

To Our Valued Shareholders

David Lippman President, Chief Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2021. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our Fund family. As of April 30, 2021, the TCW Funds held total assets of approximately $18.6 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2021 for the TCW Funds’ Equity Funds and the TCW Conservative Allocation Fund.

The U.S. Stock Market

U.S. stocks surged 28.9% (S&P 500 Total Return Index) during the period under review, as optimism surrounding the economic reopening process continued to build, and broad-based macroeconomic data validated the economic recovery narrative. The FDA’s emergency approval of two COVID-19 vaccines in December ultimately helped the U.S. to emerge from the pandemic following its peak in early January. Shortly thereafter, the newly installed Biden Administration secured passage of the $1.9 trillion American Rescue Plan Act of 2021, which placed stimulus checks into the hands of consumers and provided for expanded unemployment benefits through early September of this year. Retail sales surged, unemployment fell to a new post-pandemic low, and both the manufacturing and services sectors of the economy experienced sharp rebounds. Against this macro backdrop, and with the Federal Reserve reiterating its zero interest rate policy and continued monthly asset purchases, it was little surprise that the U.S. economy posted real GDP growth of 6.4% quarter-over-quarter in the first quarter. Even the announcement of President Biden’s plan to hike the corporate and capital gains tax rates did little to dampen investor enthusiasm, as narrow Democratic control of Congress proved a reminder that implementation would likely be challenging. Equity prices were also fueled higher by first quarter corporate earnings results, which showed stellar year-over-year revenue and earnings per share rebounds of 11% and 50%, respectively (Credit Suisse, 5/21/21).

Looking forward, despite the continued tragic trajectory of the pandemic in places such as India and Brazil, the U.S. remains on a pretty deliberate course towards a broad reopening of the economy, with COVID-19 restrictions being lifted by many jurisdictions. With such a robust macro backdrop, earnings estimates are being revised upwards, thereby holding in check the equity market’s already elevated forward price/earnings multiple, which presently stands at about 21 (Bloomberg consensus estimates, 05/21/21). While traditional inflation measures such as the core CPI and PCE deflator continue to reflect an inflation rate which is at present beneath the Fed’s targeted 2% rate, the reality is that with increased frequency, corporate management teams are highlighting supply chain constraints, input cost pressures, and price increases. In his public comments, Fed Chair Powell is consistently making the case that it’s too early to curtail asset purchases as part of a “tapering” process, but we expect that his language will change as we move into the fall of this year. Indeed, we think that just as risk asset price levels have been the direct beneficiaries of the Fed’s largesse over so many years, the withdrawal of that support may prove particularly challenging for risk assets in general, including stocks. So although we remain constructive about the economic reopening process and its very positive implications for corporate earnings growth, we are mindful of the building headwinds for stocks, including: equity valuation levels which remain elevated relative to their history; a possible spike in inflation and thus interest rates, prompting an eventual “tapering” by the Fed; and likely hikes in corporate and personal income tax rates.

1

Letter to Shareholders (Continued)

Fund Performance

All of our equity funds posted absolute returns in the double-digits, boosted by the strong earnings growth trends noted above. The TCW Relative Value suite of funds and the TCW Conservative Allocation Fund outperformed their respective benchmarks, as the reopening of the economy prompted a shift in equity market leadership from growth to value, with cyclical sectors such as energy, financials and materials rising to the fore. By the same token, the weaker relative performance of less economically-sensitive sectors such as information technology and communications services resulted in our more growth-oriented funds lagging their respective benchmarks following strong outperformance in the prior period. We believe that as the U.S. economy emerges more fully from the COVID-19 pandemic, there is likely to be greater balance between the performance of the growth and value sectors of the economies. We continue to believe that our emphasis on rigorous bottom-up stock research will serve our fund participants well over the longer term especially if, as we expect, the Fed’s eventual withdrawal of its massive support for risk assets leads to greater dispersion among stock returns.

We truly value our relationship with you and thank you for making the TCW Funds part of your long-term investment plan. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David Lippman

President, Chief Executive Officer and Director

2

TCW Funds, Inc.

Performance Summary (Unaudited)

			Total Return Annualized as of April 30, 2021(1)
	NAV	Six Months Return as of April 30, 2021	1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Artificial Intelligence Equity Fund
I Class	$22.42	22.45%	62.35%	N/A	N/A	24.67%		08/31/17
N Class	$22.36	22.39%	62.15%	N/A	N/A	24.57%		08/31/17

TCW Conservative Allocation Fund
I Class	$13.48	11.93%	22.02%	7.86%	6.22%	6.06%		11/16/06
N Class	$13.50	11.75%	21.71%	7.47%	5.81%	5.77%		11/16/06

TCW Global Real Estate Fund
I Class	$14.47	31.58%	50.03%	11.09%	N/A	8.55%		11/28/14
N Class	$14.45	31.52%	49.72%	10.99%	N/A	8.47%		11/28/14

TCW New America Premier Equities Fund
I Class	$28.97	27.96%	49.34%	24.48%	N/A	24.31%		01/29/16
N Class	$28.87	27.80%	48.90%	24.35%	N/A	24.19%		01/29/16

TCW Relative Value Dividend Appreciation Fund
I Class	$21.11	43.09%	58.20%	11.33%	10.26%	8.03%		10/29/04
N Class	$21.53	43.01%	58.00%	11.11%	9.99%	9.33	% (2)	09/19/86	(3)

TCW Relative Value Large Cap Fund
I Class	$14.41	44.52%	63.36%	11.88%	10.20%	8.32%		12/31/03
N Class	$14.36	44.43%	63.01%	11.66%	9.95%	7.07	% (2)	12/31/97	(3)

TCW Relative Value Mid Cap Fund
I Class	$28.90	54.06%	82.10%	13.80%	10.00%	10.64	% (4)	11/01/96	(3)
N Class	$28.06	54.00%	81.86%	13.66%	9.78%	8.55%		10/31/00

TCW Select Equities Fund
I Class	$38.64	21.30%	49.08%	22.91%	16.03%	11.69	% (4)	07/01/91	(3)
N Class	$33.54	21.20%	48.83%	22.63%	15.74%	8.80%		02/26/99

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor SG Cowen Fund. The predecessor SG Cowen Fund was an investment company registered under the 1940 Act.
(3)	Inception date of the predecessor entity.
(4)

Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the 1940 Act and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

3

TCW Artificial Intelligence Equity Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 94.8% of Net Assets

Agricultural & Farm Machinery — 1.8%

Deere & Co.	832	$308,547

Application Software — 9.0%

Adobe, Inc. (1)	864	439,206

Autodesk, Inc. (1)	1,431	417,723

Bill.Com Holdings, Inc. (1)	919	142,105

Salesforce.com, Inc. (1)	865	199,227

Trade Desk, Inc. (The) (1)	448	326,731

		1,524,992

Automobile Manufacturers — 1.5%

Tesla Inc. (1)	369	261,783

Biotechnology — 0.8%

Relay Therapeutics, Inc. (1)	1,194	37,862

SpringWorks Therapeutics, Inc. (1)	1,300	93,418

		131,280

Communications Equipment — 5.6%

Cisco Systems, Inc.	8,048	409,724

Motorola Solutions, Inc.	2,188	412,000

Palo Alto Networks, Inc. (1)	361	127,574

		949,298

Data Processing & Outsourced Services — 10.5%

Fiserv, Inc. (1)	3,879	465,945

Mastercard, Inc.	1,211	462,675

PayPal Holdings, Inc. (1)	1,630	427,533

Square, Inc. (1)	1,777	435,045

		1,791,198

Electronic Equipment & Instruments — 2.3%

Trimble, Inc. (1)	4,851	397,782

Health Care Equipment — 1.1%

STAAR Surgical Co. (1)	1,397	191,403

Health Care Services — 0.7%

Guardant Health, Inc. (1)	709	112,717

Home Entertainment Software — 1.7%

Roku, Inc. (1)	854	292,896

Hotels, Resorts & Cruise Lines — 0.8%

Airbnb, Inc. (1)	789	136,268

Interactive Home Entertainment — 2.7%

Sea, Ltd. (SP ADR) (Singapore) (1)	1,833	462,906

Interactive Media & Services — 4.6%

IAC/InterActiveCorp. (1)	1,313	332,806

Pinterest, Inc. (1)	3,086	204,818

Snap, Inc. (1)	3,888	240,356

		777,980

Issues	Shares	Value

Internet & Direct Marketing Retail — 4.8%

Amazon.com, Inc. (1)	172	$596,396

Etsy, Inc. (1)	1,057	210,121

		806,517

Internet Services & Infrastructure — 16.9%

Alibaba Group Holding, Ltd. (SP ADR) (China) (1)	1,620	374,139

Alphabet, Inc. (1)	329	774,302

Baidu, Inc. (SP ADR) (China) (1)	1,195	251,344

Facebook, Inc. (1)	1,551	504,199

Okta, Inc. (1)	490	132,153

Snowflake, Inc. (1)	563	130,385

Tencent Holdings, Ltd. (SP ADR) (China)	4,596	366,117

Twilio, Inc. (1)	583	214,428

ZoomInfo Technologies, Inc. (1)	2,523	130,843

		2,877,910

IT Consulting & Other Services — 2.1%

EPAM Systems, Inc. (1)	775	354,756

Life Sciences Tools & Services — 0.6%

NeoGenomics, Inc. (1)	2,130	104,349

Semiconductor Equipment — 6.2%

ASML Holding NV (Netherlands)	849	550,237

Lam Research Corp.	804	498,842

		1,049,079

Semiconductors — 8.3%

Intel Corp.	7,186	413,411

Micron Technology, Inc. (1)	2,662	229,118

NVIDIA Corp.	837	502,518

QUALCOMM, Inc.	1,873	259,972

		1,405,019

Specialized REITs — 0.9%

Equinix, Inc.	202	145,594

Systems Software — 7.7%

Crowdstrike Holdings, Inc. (1)	1,244	259,387

Microsoft Corp.	1,919	483,933

ServiceNow, Inc. (1)	847	428,895

Zscaler, Inc. (1)	725	136,039

		1,308,254

Technology Hardware, Storage & Peripherals — 1.8%

Apple, Inc.	2,367	311,166

Trucking — 2.4%

Uber Technologies, Inc. (1)	7,560	414,061

Total Common Stock

(Cost: $11,881,805)		16,115,755

See accompanying Notes to Financial Statements.

4

TCW Artificial Intelligence Equity Fund

Schedule of Investments (Unaudited) (Continued)	April 30, 2021

Issues	Shares	Value

MONEY MARKET INVESTMENTS — 5.2%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.03% (2)	878,712	$878,712

Total Money Market Investments

(Cost: $878,712)		878,712

Total Investments (100.0%)

(Cost: $12,760,517)		16,994,467

Excess Of Other Assets Over Liabilities (0.0%)		8,176

Net Assets (100.0%)		$17,002,643

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2021.

See accompanying Notes to Financial Statements.

5

TCW Artificial Intelligence Equity Fund

Investments by Sector (Unaudited)	April 30, 2021

Sector	Percentage of Net Assets
Agricultural & Farm Machinery	1.8%
Application Software	9.0
Automobile Manufacturers	1.5
Biotechnology	0.8
Communications Equipment	5.6
Data Processing & Outsourced Services	10.5
Electronic Equipment & Instruments	2.3
Health Care Equipment	1.1
Health Care Services	0.7
Home Entertainment Software	1.7
Hotels, Resorts & Cruise Lines	0.8
IT Consulting & Other Services	2.1
Interactive Home Entertainment	2.7
Interactive Media & Services	4.6
Internet & Direct Marketing Retail	4.8
Internet Services & Infrastructure	16.9
Life Sciences Tools & Services	0.6
Semiconductor Equipment	6.2
Semiconductors	8.3
Specialized REITs	0.9
Systems Software	7.7
Technology Hardware, Storage & Peripherals	1.8
Trucking	2.4
Money Market Investments	5.2

Total	100.0%

See accompanying Notes to Financial Statements.

6

TCW Artificial Intelligence Equity Fund

Fair Valuation Summary (Unaudited)	April 30, 2021

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Agricultural & Farm Machinery	$308,547	$—	$—	$308,547
Application Software	1,524,992	—	—	1,524,992
Automobile Manufacturers	261,783	—	—	261,783
Biotechnology	131,280	—	—	131,280
Communications Equipment	949,298	—	—	949,298
Data Processing & Outsourced Services	1,791,198	—	—	1,791,198
Electronic Equipment & Instruments	397,782	—	—	397,782
Health Care Equipment	191,403	—	—	191,403
Health Care Services	112,717	—	—	112,717
Home Entertainment Software	292,896	—	—	292,896
Hotels, Resorts & Cruise Lines	136,268	—	—	136,268
Interactive Home Entertainment	462,906	—	—	462,906
Interactive Media & Services	777,980	—	—	777,980
Internet & Direct Marketing Retail	806,517	—	—	806,517
Internet Services & Infrastructure	2,877,910	—	—	2,877,910
IT Consulting & Other Services	354,756	—	—	354,756
Life Sciences Tools & Services	104,349	—	—	104,349
Semiconductor Equipment	1,049,079	—	—	1,049,079
Semiconductors	1,405,019	—	—	1,405,019
Specialized REITs	145,594	—	—	145,594
Systems Software	1,308,254	—	—	1,308,254
Technology Hardware, Storage & Peripherals	311,166	—	—	311,166
Trucking	414,061	—	—	414,061

Total Common Stock	16,115,755	—	—	16,115,755

Money Market Investments	878,712	—	—	878,712

Total Investments	$16,994,467	$—	$—	$16,994,467

See accompanying Notes to Financial Statements.

7

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

EXCHANGE-TRADED FUNDS — 3.1% of Net Assets

iShares Gold Trust (1)	19,450	$327,733

iShares MSCI EAFE Index Fund	10,410	813,125

Total Exchange-traded Funds

(Cost: $1,028,642)		1,140,858

INVESTMENT COMPANIES — 97.6%

Diversified Equity Funds — 40.7%

TCW Artificial Intelligence Equity Fund — I Class (2)	18,135	406,597

TCW Global Real Estate Fund — I Class (2)	127,801	1,850,560

TCW New America Premier Equities Fund — I Class (2)	122,819	3,558,079

TCW Relative Value Large Cap Fund — I Class (2)	311,620	4,490,440

TCW Relative Value Mid Cap Fund — I Class (2)	36,119	1,043,845

TCW Select Equities Fund — I Class (2)	91,300	3,527,830

		14,877,351

Diversified Fixed Income Funds — 56.9%

Metropolitan West High Yield Bond Fund — I Class (2)	35,523	377,963

Metropolitan West Low Duration Bond Fund — I Class (2)	385,746	3,433,142

Metropolitan West Total Return Bond Fund — I Class (2)	423,204	4,612,927

Metropolitan West Unconstrained Bond Fund — I Class (2)	572,950	6,875,397

Issues	Shares	Value

Diversified Fixed Income Funds (Continued)

TCW Emerging Markets Income Fund — I Class (2)	43,072	$351,037

TCW Global Bond Fund — I Class (2)	80,335	837,087

TCW Total Return Bond Fund — I Class (2)	422,498	4,279,904

		20,767,457

Total Investment Companies

(Cost: $29,715,384)		35,644,808

MONEY MARKET INVESTMENTS — 0.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.03% (3)	85,795	85,795

Total Money Market Investments

(Cost: $85,795)		85,795

Total Investments (101.0%)

(Cost: $30,829,821)		36,871,461

Liabilities In Excess of Other Assets (-1.0%)		(349,351)

Net Assets (100.0%)		$36,522,110

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	Rate disclosed is the 7-day net yield as of April 30, 2021.

See accompanying Notes to Financial Statements.

8

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited) (Continued)	April 30, 2021

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended April 30, 2021 is as follows:

Name of Affiliated Fund	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2021	Value at April 30, 2021	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
Metropolitan West High Yield Bond Fund—I Class
	$401,061	$14,819	$52,551	35,523	$377,963	$7,209	$—	$745	$13,889
Metropolitan West Low Duration Bond Fund—I Class
	1,904,908	1,988,415	465,499	385,746	3,433,142	20,381	—	(596)	5,914
Metropolitan West Total Return Bond Fund—I Class
	5,568,955	369,170	1,020,205	423,204	4,612,927	33,072	239,978	(38,886)	(266,107)
Metropolitan West Unconstrained Bond Fund—I Class
	7,094,712	678,373	956,131	572,950	6,875,397	96,219	53,184	1,032	57,411
TCW Artificial Intelligence Fund—I Class
	—	378,537	55,258	18,135	406,597	—		8,600	74,718
TCW Emerging Markets Income Fund—I Class
	371,977	18,018	49,129	43,072	351,037	9,303	—	(575)	10,746
TCW Global Bond Fund—I Class
	924,670	51,829	117,763	80,335	837,087	13,883	18,931	(2,974)	(18,675)
TCW Global Real Estate Fund—I Class
	1,574,569	42,681	245,829	127,801	1,850,560	10,818	—	39,568	439,571
TCW New America Premier Equities Fund—I Class
	6,060,688	107,270	3,907,742	122,819	3,558,079	212	—	1,138,116	159,747
TCW Relative Value Large Cap Fund—I Class
	2,010,196	2,148,870	581,648	311,620	4,490,440	40,093	151,857	(6,502)	919,524
TCW Relative Value Mid Cap Fund—I Class
	321,524	594,105	131,585	36,119	1,043,845	2,910	—	7,722	252,079
TCW Select Equities Fund—I Class
	4,793,572	383,263	2,188,522	91,300	3,527,830	—	298,265	268,509	271,008
TCW Total Return Bond Fund—I Class
	4,835,096	567,341	968,054	422,498	4,279,904	47,422	31,537	(21,468)	(133,011)

Total					$35,644,808	$281,522	$793,752	$1,393,291	$1,786,814

See accompanying Notes to Financial Statements.

9

TCW Conservative Allocation Fund

Investments by Sector (Unaudited)	April 30, 2021

Sector	Percentage of Net Assets
Diversified Fixed Income Funds	56.9%
Diversified Equity Funds	40.7
Exchange-Traded Funds	3.1
Money Market Investments	0.3

Total	101.0%

See accompanying Notes to Financial Statements.

10

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	April 30, 2021

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$1,140,858	$—	$—	$1,140,858
Investment Companies	35,644,808	—	—	35,644,808
Money Market Investments	85,795	—	—	85,795

Total Investments	$36,871,461	$—	$—	$36,871,461

See accompanying Notes to Financial Statements.

11

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 78.9% of Net Assets

Australia — 2.2% (Cost: $533,372)

Mirvac Group	306,185	$636,149

Canada — 5.9%

H&R Real Estate Investment Trust	48,989	606,489

Summit Industrial Income REIT	87,500	1,110,287

Total Canada

(Cost: $1,435,801)		1,716,776

China — 3.7%

China Resources Land, Ltd.	120,000	561,914

Longfor Group Holdings, Ltd.	81,500	506,293

Total China

(Cost: $939,746)		1,068,207

Germany — 6.1%

LEG Immobilien SE (1)	4,815	670,800

Vonovia SE	16,637	1,094,538

Total Germany

(Cost: $1,740,341)		1,765,338

Japan — 3.4%

Mitsubishi Estate Co., Ltd.	41,400	681,304

Nippon Prologis REIT, Inc.	99	317,200

Total Japan

(Cost: $949,176)		998,504

United Kingdom — 3.5% (Cost: $870,166)

Segro PLC	73,171	1,019,111

United States — 54.1%

Alexandria Real Estate Equities, Inc.	6,270	1,135,497

American Tower Corp.	3,383	861,887

CBRE Group, Inc. (1)	2,896	246,739

Chatham Lodging Trust (1)	66,272	919,193

CoreSite Realty Corp.	8,486	1,030,964

CoStar Group, Inc. (1)	196	167,468

Issues	Shares	Value

United States (Continued)

Cousins Properties, Inc.	9,128	$334,724

Equinix, Inc.	631	454,800

Gaming and Leisure Properties, Inc.	34,605	1,608,786

Invitation Homes, Inc.	7,293	255,693

Iron Mountain, Inc.	27,984	1,122,718

Jones Lang LaSalle, Inc. (1)	6,241	1,172,746

M/I Homes, Inc. (1)	14,868	1,036,597

Mid-America Apartment Communities, Inc.	3,816	600,371

New Home Co., Inc. (The) (1)	72,062	441,740

New Residential Investment Corp.	153,555	1,646,110

Ocwen Financial Corp. (1)	11,100	322,122

Retail Properties of America, Inc.	38,214	448,250

TPG RE Finance Trust, Inc.	130,170	1,621,918

Weyerhaeuser Co.	6,911	267,940

Total United States

(Cost: $13,156,676)		15,696,263

Total Common Stock

(Cost: $19,625,278)		22,900,348

Total Purchased Options (2) (0.1%)

(Cost: $26,983)		38,250

MONEY MARKET INVESTMENTS — 1.5%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.03% (3)	430,882	430,882

Total Money Market Investments

(Cost: $430,882)		430,882

Total Investments (80.5%)

(Cost: $20,083,143)		23,369,480

Excess Of Other Assets Over Liabilities (19.5%)		5,652,690

Net Assets (100.0%)		$29,022,170

See accompanying Notes to Financial Statements.

12

TCW Global Real Estate Fund

April 30, 2021

Purchased Options — Exchange Traded

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Call
Coresite Realty Corp.	$110	7/16/21	30	$364,470	$38,250	$26,983	$11,267

Written Options — Exchange Traded

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Call
Coresite Realty Corp.	$130	7/16/21	(30)	$(364,470)	$(4,650)	$(4,763)	$113
Iron Mountain, Inc.	35	5/21/21	(90)	(361,080)	(46,800)	(17,322)	(29,478)
Mid-America Apartment Communities Inc.	140	5/21/21	(38)	(597,854)	(67,640)	(26,465)	(41,175)

					$(119,090)	$(48,550)	$(70,540)

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	See options table for description of purchased options.
(3)	Rate disclosed is the 7-day net yield as of April 30, 2021.

See accompanying Notes to Financial Statements.

13

TCW Global Real Estate Fund

Investments by Sector (Unaudited)	April 30, 2021

Sector	Percentage of Net Assets
Diversified REITs	4.3%
Diversified Real Estate Activities	2.3
Homebuilding	5.1
Hotel & Resort REITs	3.2
Industrial REITs	8.4
Mortgage REITs	11.3
Office REITs	5.1
Purchased Options	0.1
Real Estate Development	3.7
Real Estate Operating Companies	6.1
Real Estate Services	4.8
Research & Consulting Services	0.6
Residential REITs	3.0
Retail REITs	1.5
Specialized REITs	18.4
Thrifts & Mortgage Finance	1.1
Money Market Investments	1.5

Total	80.5%

See accompanying Notes to Financial Statements.

14

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)

April 30, 2021

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Diversified REITs	$606,489	$636,149	$—	$1,242,638
Diversified Real Estate Activities	—	681,304	—	681,304
Homebuilding	1,478,337	—	—	1,478,337
Hotel & Resort REITs	919,193	—	—	919,193
Industrial REITs	1,110,287	1,336,311	—	2,446,598
Mortgage REITs	3,268,028	—	—	3,268,028
Office REITs	1,470,221	—	—	1,470,221
Real Estate Development	—	1,068,207	—	1,068,207
Real Estate Operating Companies	—	1,765,338	—	1,765,338
Real Estate Services	1,419,485	—	—	1,419,485
Research & Consulting Services	167,468	—	—	167,468
Residential REITs	856,064	—	—	856,064
Retail REITs	448,250	—	—	448,250
Specialized REITs	5,347,095	—	—	5,347,095
Thrifts & Mortgage Finance	322,122	—	—	322,122

Total Common Stock	17,413,039	5,487,309	—	22,900,348

Purchased Options	38,250	—	—	38,250

Money Market Investments	430,882	—	—	430,882

Total Investments	$17,882,171	$5,487,309	$—	$23,369,480

Liability Derivatives
Written Options
Equity Risk	$(119,090)	$—	$—	$(119,090)

Total	$(119,090)	$—	$—	$(119,090)

See accompanying Notes to Financial Statements.

15

TCW New America Premier Equities Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 100.0% of Net Assets

Aerospace & Defense — 4.9%

HEICO Corp.	74,777	$10,528,602

Application Software — 17.3%

Autodesk, Inc. (1)	18,119	5,289,117

Constellation Software, Inc.	14,934	21,898,789

Topicus.com, Inc. (1)	61,166	4,574,274

Trade Desk, Inc. (The) (1)	7,557	5,511,396

		37,273,576

Data Processing & Outsourced Services — 9.4%

Fiserv, Inc. (1)	83,434	10,022,092

Visa, Inc.	43,086	10,063,166

		20,085,258

Environmental & Facilities Services — 4.1%

Waste Connections, Inc. (Canada)	74,704	8,897,993

Financial Exchanges & Data — 10.2%

Morningstar, Inc.	42,920	11,374,229

MSCI, Inc.	21,689	10,535,866

		21,910,095

Health Care Equipment — 2.7%

Danaher Corp.	23,239	5,901,312

Internet Services & Infrastructure — 11.5%

Dye & Durham, Ltd.	431,933	14,988,798

Facebook, Inc. (1)	30,083	9,779,382

		24,768,180

Life Sciences Tools & Services — 5.8%

Agilent Technologies, Inc.	39,895	5,331,568

Mettler-Toledo International, Inc. (1)	5,452	7,160,220

		12,491,788

Research & Consulting Services — 9.5%

CoStar Group, Inc. (1)	10,783	9,213,319

IHS Markit, Ltd.	103,076	11,088,916

		20,302,235

Issues	Shares	Value

Systems Software — 6.8%

Magnet Forensics, Inc. (1)	4,449	$81,949

Microsoft Corp.	57,566	14,516,994

		14,598,943

Semiconductors — 2.0%

Broadcom, Inc.	9,538	4,351,236

Building Products — 7.1%

Carrier Global Corp.	101,761	4,434,744

Trane Technologies PLC	61,891	10,758,513

		15,193,257

Electrical Equipment — 4.2%

AMETEK, Inc.	66,202	8,932,636

Professional Services — 0.8%

Equifax, Inc.	7,667	1,757,506

Machinery — 3.7%

Otis Worldwide Corp.	102,419	7,975,368

Total Common Stock

(Cost: $148,260,262)		214,967,985

MONEY MARKET INVESTMENTS — 0.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class 0.03% (2)	574,179	574,179

Total Money Market Investments

(Cost: $574,179)		574,179

Total Investments (100.3%)

(Cost: $148,834,441)		215,542,164

Liabilities In Excess Of Other Assets (-0.3%)		(637,458)

Net Assets (100.0%)		$214,904,706

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2021.

See accompanying Notes to Financial Statements.

16

TCW New America Premier Equities Fund

Investments by Sector (Unaudited)	April 30, 2021

Sector	Percentage of Net Assets
Aerospace & Defense	4.9%
Application Software	17.3
Building Products	7.1
Data Processing & Outsourced Services	9.4
Electrical Equipment	4.2
Environmental & Facilities Services	4.1
Financial Exchanges & Data	10.2
Health Care Equipment	2.7
Internet Services & Infrastructure	11.5
Life Sciences Tools & Services	5.8
Machinery	3.7
Professional Services	0.8
Research & Consulting Services	9.5
Semiconductors	2.0
Systems Software	6.8
Money Market Investments	0.3

Total	100.3%

See accompanying Notes to Financial Statements.

17

TCW New America Premier Equities Fund

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$10,528,602	$—	$—	$10,528,602
Application Software	37,273,576	—	—	37,273,576
Building Products	15,193,257	—	—	15,193,257
Data Processing & Outsourced Services	20,085,258	—	—	20,085,258
Electrical Equipment	8,932,636	—	—	8,932,636
Environmental & Facilities Services	8,897,993	—	—	8,897,993
Financial Exchanges & Data	21,910,095	—	—	21,910,095
Health Care Equipment	5,901,312	—	—	5,901,312
Internet Services & Infrastructure	24,768,180	—	—	24,768,180
Life Sciences Tools & Services	12,491,788	—	—	12,491,788
Machinery	7,975,368	—	—	7,975,368
Professional Services	1,757,506	—	—	1,757,506
Research & Consulting Services	20,302,235	—	—	20,302,235
Semiconductors	4,351,236	—	—	4,351,236
Systems Software	14,598,943	—	—	14,598,943

Total Common Stock	214,967,985	—	—	214,967,985

Money Market Investments	574,179	—	—	574,179

Total Investments	$215,542,164	$—	$—	$215,542,164

See accompanying Notes to Financial Statements.

18

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	April 30, 2021

Issues	Shares	Value

COMMON STOCK — 99.1% of Net Assets

Aerospace & Defense — 1.3%

Textron, Inc.	57,699	$3,706,584

Air Freight & Logistics — 3.8%

United Parcel Service, Inc. — Class B	52,083	10,617,640

Auto Components — 0.9%

BorgWarner, Inc.	51,966	2,524,508

Banks — 8.5%

Citigroup, Inc.	67,109	4,780,845

JPMorgan Chase & Co.	70,831	10,894,516

Wells Fargo & Co.	92,500	4,167,125

Zions Bancorp	69,870	3,898,746

		23,741,232

Beverages — 2.3%

PepsiCo, Inc.	45,211	6,517,618

Biotechnology — 4.5%

AbbVie, Inc.	50,147	5,591,390

Gilead Sciences, Inc.	108,565	6,890,621

		12,482,011

Building Products — 4.4%

Johnson Controls International PLC (Ireland)	194,389	12,118,210

Capital Markets — 7.8%

Ameriprise Financial, Inc.	26,651	6,886,619

Blackstone Group, Inc. (The)	34,700	3,070,603

Intercontinental Exchange, Inc.	66,009	7,769,919

Morgan Stanley	48,100	3,970,655

		21,697,796

Chemicals — 3.8%

Corteva, Inc.	74,444	3,629,890

DuPont de Nemours, Inc.	56,348	4,344,994

International Flavors & Fragrances, Inc.	17,840	2,536,313

		10,511,197

Diversified Telecommunication Services — 2.7%

AT&T, Inc.	237,932	7,473,444

Electrical Equipment — 2.0%

nVent Electric PLC (Ireland)	180,912	5,508,770

Electronic Equipment, Instruments & Components — 1.9%

Corning, Inc.	119,562	5,285,836

Energy Equipment & Services — 2.1%

Baker Hughes Co.	287,485	5,772,699

Equity Real Estate — 1.8%

Cousins Properties, Inc.	69,155	2,535,914

Simon Property Group, Inc.	20,934	2,548,505

		5,084,419

Issues	Shares	Value

Food Products — 1.1%

Conagra Brands, Inc.	79,800	$2,959,782

Health Care Equipment & Supplies — 2.1%

Medtronic PLC (Ireland)	44,328	5,803,422

Health Care Providers & Services — 4.4%

Anthem, Inc.	12,463	4,728,338

McKesson Corp.	39,415	7,392,677

		12,121,015

Household Durables — 4.0%

Lennar Corp.	89,581	9,280,592

Whirlpool Corp.	7,204	1,703,386

		10,983,978

Independent Power and Renewable Electricity Producers — 3.6%

AES Corp. (The)	357,365	9,941,894

Industrial Conglomerates — 4.5%

Carlisle Cos., Inc.	17,780	3,407,537

General Electric Co.	702,979	9,223,085

		12,630,622

Insurance — 3.9%

MetLife, Inc.	168,355	10,712,429

IT Services — 3.0%

International Business Machines Corp.	58,347	8,278,272

Media — 4.8%

Comcast Corp.	137,634	7,728,149

Fox Corp.	149,524	5,595,188

		13,323,337

Metals & Mining — 1.4%

Freeport-McMoRan, Inc.	103,127	3,888,919

Multi-Utilities — 1.2%

Sempra Energy	24,523	3,373,629

Multiline Retail — 2.2%

Target Corp.	29,400	6,093,444

Oil, Gas & Consumable Fuels — 3.8%

Chevron Corp.	80,840	8,332,179

Exxon Mobil Corp.	39,684	2,271,512

		10,603,691

Pharmaceuticals — 3.1%

Johnson & Johnson	15,322	2,493,349

Novartis AG (SP ADR) (Switzerland)	73,100	6,231,044

		8,724,393

Semiconductors & Semiconductor Equipment — 3.0%

Broadcom, Inc.	18,482	8,431,488

See accompanying Notes to Financial Statements.

19

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

Specialty Retail — 1.0%

Dick’s Sporting Goods, Inc.	34,500	$2,849,010

Technology Hardware, Storage & Peripherals — 4.2%

HP, Inc.	120,813	4,120,932

Seagate Technology PLC (Ireland)	80,999	7,519,947

		11,640,879

Total Common Stock

(Cost: $178,370,243)		275,402,168

MONEY MARKET INVESTMENTS — 0.5%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.03% (1)	1,423,741	1,423,741

Total Money Market Investments

(Cost: $1,423,741)		1,423,741

Total Investments (99.6%)

(Cost: $179,793,984)		276,825,909

Excess Of Other Assets Over Liabilities (0.4%)		981,677

Net Assets (100.0%)		$277,807,586

Notes to the Schedule of Investments:

SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Rate disclosed is the 7-day net yield as of April 30, 2021.

See accompanying Notes to Financial Statements.

20

TCW Relative Value Dividend Appreciation Fund

Investments by Sector (Unaudited)	April 30, 2021

Sector	Percentage of Net Assets
Aerospace & Defense	1.3%
Air Freight & Logistics	3.8
Auto Components	0.9
Banks	8.5
Beverages	2.3
Biotechnology	4.5
Building Products	4.4
Capital Markets	7.8
Chemicals	3.8
Diversified Telecommunication Services	2.7
Electrical Equipment	2.0
Electronic Equipment, Instruments & Components	1.9
Energy Equipment & Services	2.1
Equity Real Estate	1.8
Food Products	1.1
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	4.4
Household Durables	4.0
Independent Power and Renewable Electricity Producers	3.6
Industrial Conglomerates	4.5
Insurance	3.9
IT Services	3.0
Media	4.8
Metals & Mining	1.4
Multi-Utilities	1.2
Multiline Retail	2.2
Oil, Gas & Consumable Fuels	3.8
Pharmaceuticals	3.1
Semiconductors & Semiconductor Equipment	3.0
Specialty Retail	1.0
Technology Hardware, Storage & Peripherals	4.2
Money Market Investments	0.5

Total	99.6%

See accompanying Notes to Financial Statements.

21

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$3,706,584	$—	$—	$3,706,584
Air Freight & Logistics	10,617,640	—	—	10,617,640
Auto Components	2,524,508	—	—	2,524,508
Banks	23,741,232	—	—	23,741,232
Beverages	6,517,618	—	—	6,517,618
Biotechnology	12,482,011	—	—	12,482,011
Building Products	12,118,210	—	—	12,118,210
Capital Markets	21,697,796	—	—	21,697,796
Chemicals	10,511,197	—	—	10,511,197
Diversified Telecommunication Services	7,473,444	—	—	7,473,444
Electrical Equipment	5,508,770	—	—	5,508,770
Electronic Equipment, Instruments & Components	5,285,836	—	—	5,285,836
Energy Equipment & Services	5,772,699	—	—	5,772,699
Equity Real Estate	5,084,419	—	—	5,084,419
Food Products	2,959,782	—	—	2,959,782
Health Care Equipment & Supplies	5,803,422	—	—	5,803,422
Health Care Providers & Services	12,121,015	—	—	12,121,015
Household Durables	10,983,978	—	—	10,983,978
Independent Power and Renewable Electricity Producers	9,941,894	—	—	9,941,894
Industrial Conglomerates	12,630,622	—	—	12,630,622
Insurance	10,712,429	—	—	10,712,429
IT Services	8,278,272	—	—	8,278,272
Media	13,323,337	—	—	13,323,337
Metals & Mining	3,888,919	—	—	3,888,919
Multi-Utilities	3,373,629	—	—	3,373,629
Multiline Retail	6,093,444	—	—	6,093,444
Oil, Gas & Consumable Fuels	10,603,691	—	—	10,603,691
Pharmaceuticals	8,724,393	—	—	8,724,393
Semiconductors & Semiconductor Equipment	8,431,488	—	—	8,431,488
Specialty Retail	2,849,010	—	—	2,849,010
Technology Hardware, Storage & Peripherals	11,640,879	—	—	11,640,879

Total Common Stock	275,402,168	—	—	275,402,168

Money Market Investments	1,423,741	—	—	1,423,741

Total Investments	$276,825,909	$—	$—	$276,825,909

See accompanying Notes to Financial Statements.

22

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	April 30, 2021

Issues	Shares	Value

COMMON STOCK — 96.8% of Net Assets

Aerospace & Defense — 3.3%

L3Harris Technologies, Inc.	5,829	$1,219,602

Textron, Inc.	51,109	3,283,242

		4,502,844

Air Freight & Logistics — 2.8%

United Parcel Service, Inc. — Class B	18,465	3,764,275

Banks — 8.7%

Citigroup, Inc.	50,567	3,602,393

JPMorgan Chase & Co.	31,071	4,779,030

Signature Bank	6,025	1,515,348

Zions Bancorp	31,800	1,774,440

		11,671,211

Beverages — 1.6%

PepsiCo, Inc.	14,615	2,106,898

Biotechnology — 2.9%

AbbVie, Inc.	19,309	2,152,953

Gilead Sciences, Inc.	27,729	1,759,960

		3,912,913

Building Products — 3.4%

Johnson Controls International PLC (Ireland)	74,060	4,616,900

Capital Markets — 7.8%

Ameriprise Financial, Inc.	10,918	2,821,211

Blackstone Group, Inc. (The)	20,900	1,849,441

Intercontinental Exchange, Inc.	34,903	4,108,432

Morgan Stanley	21,000	1,733,550

		10,512,634

Chemicals — 1.9%

DuPont de Nemours, Inc.	20,454	1,577,208

International Flavors & Fragrances, Inc.	6,899	980,831

		2,558,039

Diversified Telecommunication Services — 2.2%

AT&T, Inc.	92,897	2,917,895

Electronic Equipment, Instruments & Components — 3.5%

Corning, Inc.	56,399	2,493,400

Flex Ltd. (1)	129,371	2,251,055

		4,744,455

Energy Equipment & Services — 1.5%

Baker Hughes Co.	102,740	2,063,019

Equity Real Estate — 1.1%

Weyerhaeuser Co.	36,548	1,416,966

Food Products — 1.5%

Conagra Brands, Inc.	55,658	2,064,355

Issues	Shares	Value

Health Care Equipment & Supplies — 2.9%

Medtronic PLC (Ireland)	17,900	$2,343,468

Zimmer Biomet Holdings, Inc.	8,844	1,566,803

		3,910,271

Health Care Providers & Services — 6.9%

Centene Corp. (1)	47,280	2,919,067

McKesson Corp.	14,010	2,627,716

Molina Healthcare, Inc. (1)	14,438	3,683,134

		9,229,917

Hotels, Restaurants & Leisure — 1.7%

Darden Restaurants, Inc.	15,680	2,300,570

Household Durables — 3.7%

Lennar Corp.	48,079	4,980,984

Independent Power and Renewable Electricity Producers — 2.8%

AES Corp. (The)	136,800	3,805,776

Industrial Conglomerates — 2.7%

General Electric Co.	274,136	3,596,664

Insurance — 2.5%

MetLife, Inc.	53,113	3,379,580

IT Services — 4.2%

Fiserv, Inc. (1)	22,544	2,707,986

International Business Machines Corp.	20,557	2,916,627

		5,624,613

Media — 8.9%

Comcast Corp.	82,148	4,612,610

Discovery, Inc. (1)	72,354	2,724,852

Fox Corp.	53,252	1,992,690

ViacomCBS, Inc. — Class B	65,575	2,689,886

		12,020,038

Metals & Mining — 2.9%

Freeport-McMoRan, Inc.	104,636	3,945,824

Multi-Utilities — 1.1%

Sempra Energy	10,308	1,418,072

Multiline Retail — 2.1%

Target Corp.	13,854	2,871,380

Oil, Gas & Consumable Fuels — 2.7%

Chevron Corp.	23,900	2,463,373

Exxon Mobil Corp.	19,608	1,122,362

		3,585,735

Real Estate Management & Development — 1.2%

Jones Lang LaSalle, Inc. (1)	8,297	1,559,089

See accompanying Notes to Financial Statements.

23

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

Semiconductors & Semiconductor Equipment — 5.6%

Broadcom, Inc.	7,094	$3,236,283

Micron Technology, Inc. (1)	15,700	1,351,299

ON Semiconductor Corp. (1)	77,110	3,007,290

		7,594,872

Specialty Retail — 1.0%

Dick’s Sporting Goods, Inc.	16,800	1,387,344

Technology Hardware, Storage & Peripherals — 1.7%

HP, Inc.	67,500	2,302,425

Total Common Stock

(Cost: $73,013,049)		130,365,558

Money Market Investments — 3.4%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.03% (2)	4,552,877	4,552,877

Total Money Market Investments

(Cost: $4,552,877)		4,552,877

Total Investments (100.2%)

(Cost: $77,565,926)		134,918,435

Liabilities In Excess Of Other Assets (-0.2%)		(258,359)

Net Assets (100.0%)		$134,660,076

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2021.

See accompanying Notes to Financial Statements.

24

TCW Relative Value Large Cap Fund

Investments by Sector (Unaudited)	April 30, 2021

Sector	Percentage of Net Assets
Aerospace & Defense	3.3%
Air Freight & Logistics	2.8
Banks	8.7
Beverages	1.6
Biotechnology	2.9
Building Products	3.4
Capital Markets	7.8
Chemicals	1.9
Diversified Telecommunication Services	2.2
Electronic Equipment, Instruments & Components	3.5
Energy Equipment & Services	1.5
Equity Real Estate	1.1
Food Products	1.5
Health Care Equipment & Supplies	2.9
Health Care Providers & Services	6.9
Hotels, Restaurants & Leisure	1.7
Household Durables	3.7
Independent Power and Renewable Electricity Producers	2.8
Industrial Conglomerates	2.7
Insurance	2.5
IT Services	4.2
Media	8.9
Metals & Mining	2.9
Multi-Utilities	1.1
Multiline Retail	2.1
Oil, Gas & Consumable Fuels	2.7
Real Estate Management & Development	1.2
Semiconductors & Semiconductor Equipment	5.6
Specialty Retail	1.0
Technology Hardware, Storage & Peripherals	1.7
Money Market Investments	3.4

Total	100.2%

See accompanying Notes to Financial Statements.

25

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$4,502,844	$—	$—	$4,502,844
Air Freight & Logistics	3,764,275	—	—	3,764,275
Banks	11,671,211	—	—	11,671,211
Beverages	2,106,898	—	—	2,106,898
Biotechnology	3,912,913	—	—	3,912,913
Building Products	4,616,900	—	—	4,616,900
Capital Markets	10,512,634	—	—	10,512,634
Chemicals	2,558,039	—	—	2,558,039
Diversified Telecommunication Services	2,917,895	—	—	2,917,895
Electronic Equipment, Instruments & Components	4,744,455	—	—	4,744,455
Energy Equipment & Services	2,063,019	—	—	2,063,019
Equity Real Estate	1,416,966	—	—	1,416,966
Food Products	2,064,355	—	—	2,064,355
Health Care Equipment & Supplies	3,910,271	—	—	3,910,271
Health Care Providers & Services	9,229,917	—	—	9,229,917
Hotels, Restaurants & Leisure	2,300,570	—	—	2,300,570
Household Durables	4,980,984	—	—	4,980,984
Independent Power and Renewable Electricity Producers	3,805,776	—	—	3,805,776
Industrial Conglomerates	3,596,664	—	—	3,596,664
Insurance	3,379,580	—	—	3,379,580
IT Services	5,624,613	—	—	5,624,613
Media	12,020,038	—	—	12,020,038
Metals & Mining	3,945,824	—	—	3,945,824
Multi-Utilities	1,418,072	—	—	1,418,072
Multiline Retail	2,871,380	—	—	2,871,380
Oil, Gas & Consumable Fuels	3,585,735	—	—	3,585,735
Real Estate Management & Development	1,559,089	—	—	1,559,089
Semiconductors & Semiconductor Equipment	7,594,872	—	—	7,594,872
Specialty Retail	1,387,344	—	—	1,387,344
Technology Hardware, Storage & Peripherals	2,302,425	—	—	2,302,425

Total Common Stock	130,365,558	—	—	130,365,558

Money Market Investments	4,552,877	—	—	4,552,877

Total Investments	$134,918,435	$—	$—	$134,918,435

See accompanying Notes to Financial Statements.

26

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	April 30, 2021

Issues	Shares	Value

COMMON STOCK — 100.0% of Net Assets

Aerospace & Defense — 2.8%

Textron, Inc.	34,988	$2,247,629

Airlines — 1.2%

United Airlines Holdings, Inc. (1)	17,647	959,997

Banks — 11.2%

First Citizens BancShares, Inc.	1,088	943,796

KeyCorp	132,442	2,881,938

Popular, Inc.	43,565	3,222,067

Signature Bank	3,656	919,521

Zions Bancorp	16,445	917,631

		8,884,953

Capital Markets — 3.1%

Apollo Global Management, Inc.	14,000	775,180

Evercore Partners, Inc.	11,880	1,664,744

		2,439,924

Chemicals — 3.7%

Corteva, Inc.	31,498	1,535,843

International Flavors & Fragrances, Inc.	9,942	1,413,454

		2,949,297

Communications Equipment — 1.5%

CommScope Holding Co., Inc. (1)	73,845	1,214,750

Construction & Engineering — 1.7%

Arcosa, Inc.	22,871	1,378,893

Consumer Finance — 1.5%

OneMain Holdings, Inc.	20,955	1,191,711

Electronic Equipment, Instruments & Components — 5.2%

Avnet, Inc.	26,773	1,175,870

Flex Ltd. (1)	98,650	1,716,510

TTM Technologies, Inc. (1)	84,255	1,263,825

		4,156,205

Energy Equipment & Services — 2.2%

Baker Hughes Co.	47,500	953,800

NOV, Inc.	53,100	793,845

		1,747,645

Equity Real Estate — 2.2%

Cousins Properties, Inc.	20,987	769,593

Innovative Industrial Properties, Inc.	3,294	603,230

Mid-America Apartment Communities, Inc.	2,583	406,384

		1,779,207

Food Products — 1.9%

Conagra Brands, Inc.	22,943	850,956

Hain Celestial Group, Inc. (The) (1)	7,067	289,818

Issues	Shares	Value

Food Products (Continued)

TreeHouse Foods, Inc. (1)	7,586	$361,093

		1,501,867

Health Care Equipment & Supplies — 1.8%

Envista Holdings Corp. (1)	8,190	354,463

Zimmer Biomet Holdings, Inc.	6,196	1,097,684

		1,452,147

Health Care Providers & Services — 8.6%

Acadia Healthcare Co., Inc. (1)	31,100	1,894,612

Centene Corp. (1)	26,917	1,661,856

Henry Schein, Inc. (1)	11,795	855,137

Molina Healthcare, Inc. (1)	9,398	2,397,430

		6,809,035

Hotels, Restaurants & Leisure — 1.7%

Darden Restaurants, Inc.	9,001	1,320,627

Household Durables — 9.4%

DR Horton, Inc.	14,704	1,445,256

KB Home	31,060	1,498,024

Lennar Corp.	21,777	2,256,097

Toll Brothers, Inc.	29,568	1,853,914

Whirlpool Corp.	1,925	455,166

		7,508,457

Independent Power and Renewable Electricity Producers — 3.3%

AES Corp. (The)	94,200	2,620,644

Industrial Conglomerates — 1.2%

Carlisle Cos., Inc.	5,154	987,764

Insurance — 3.9%

Arch Capital Group, Ltd. (1)	32,150	1,276,676

Assured Guaranty, Ltd.	14,125	718,256

Axis Capital Holdings, Ltd.	20,437	1,140,385

		3,135,317

Internet & Direct Marketing Retail — 1.1%

eBay, Inc.	15,896	886,838

IT Services — 0.9%

DXC Technology Co.	21,000	691,110

Machinery — 8.5%

Dover Corp.	10,420	1,554,560

Manitowoc Co., Inc. (The) (1)	85,167	1,948,621

SPX FLOW, Inc. (1)	19,305	1,285,520

Terex Corp.	16,508	775,711

Westinghouse Air Brake Technologies Corp.	14,716	1,207,742

		6,772,154

Marine — 2.1%

Kirby Corp. (1)	26,720	1,702,064

See accompanying Notes to Financial Statements.

27

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

Media — 2.9%

Discovery, Inc. (1)	30,835	$1,161,246

ViacomCBS, Inc. — Class B	28,319	1,161,645

		2,322,891

Metals & Mining — 2.8%

Freeport-McMoRan, Inc. (1)	58,553	2,208,034

Multi-Utilities — 1.1%

Sempra Energy	6,141	844,817

Oil, Gas & Consumable Fuels — 1.2%

Marathon Petroleum Corp.	16,648	926,461

Pharmaceuticals — 1.5%

Elanco Animal Health, Inc. (1)	24,850	787,994

Perrigo Co. PLC	10,600	441,278

		1,229,272

Professional Services — 2.3%

Jacobs Engineering Group, Inc.	13,710	1,831,793

Real Estate Management & Development — 1.3%

Jones Lang LaSalle, Inc. (1)	5,433	1,020,915

Semiconductors & Semiconductor Equipment — 1.4%

Maxim Integrated Products, Inc.	11,617	1,091,998

Specialty Retail — 4.8%

Bed Bath & Beyond, Inc.	36,029	912,254

Dick’s Sporting Goods, Inc.	9,900	817,542

Guess?, Inc.	42,360	1,145,414

Williams-Sonoma, Inc.	5,601	956,371

		3,831,581

Total Common Stock

(Cost: $44,194,680)		79,645,997

MONEY MARKET INVESTMENTS — 0.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.03% (2)	214,127	214,127

Total Money Market Investments

(Cost: $214,127)		214,127

Total Investments (100.3%)

(Cost: $44,408,807)		79,860,124

Liabilities In Excess Of Other Assets (-0.3%)		(234,267)

Net Assets (100.0%)		$79,625,857

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2021.

See accompanying Notes to Financial Statements.

28

TCW Relative Value Mid Cap Fund

Investments by Sector (Unaudited)	April 30, 2021

Sector	Percentage of Net Assets
Aerospace & Defense	2.8%
Airlines	1.2
Banks	11.2
Capital Markets	3.1
Chemicals	3.7
Communications Equipment	1.5
Construction & Engineering	1.7
Consumer Finance	1.5
Electronic Equipment, Instruments & Components	5.2
Energy Equipment & Services	2.2
Equity Real Estate	2.2
Food Products	1.9
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	8.6
Hotels, Restaurants & Leisure	1.7
Household Durables	9.4
Independent Power and Renewable Electricity Producers	3.3
Industrial Conglomerates	1.2
Insurance	3.9
Internet & Direct Marketing Retail	1.1
IT Services	0.9
Machinery	8.5
Marine	2.1
Media	2.9
Metals & Mining	2.8
Multi-Utilities	1.1
Oil, Gas & Consumable Fuels	1.2
Pharmaceuticals	1.5
Professional Services	2.3
Real Estate Management & Development	1.3
Semiconductors & Semiconductor Equipment	1.4
Specialty Retail	4.8
Money Market Investments	0.3

Total	100.3%

See accompanying Notes to Financial Statements.

29

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,247,629	$—	$—	$2,247,629
Airlines	959,997	—	—	959,997
Banks	8,884,953	—	—	8,884,953
Capital Markets	2,439,924	—	—	2,439,924
Chemicals	2,949,297	—	—	2,949,297
Communications Equipment	1,214,750	—	—	1,214,750
Construction & Engineering	1,378,893	—	—	1,378,893
Consumer Finance	1,191,711	—	—	1,191,711
Electronic Equipment, Instruments & Components	4,156,205	—	—	4,156,205
Energy Equipment & Services	1,747,645	—	—	1,747,645
Equity Real Estate	1,779,207	—	—	1,779,207
Food Products	1,501,867	—	—	1,501,867
Health Care Equipment & Supplies	1,452,147	—	—	1,452,147
Health Care Providers & Services	6,809,035	—	—	6,809,035
Hotels, Restaurants & Leisure	1,320,627	—	—	1,320,627
Household Durables	7,508,457	—	—	7,508,457
Independent Power and Renewable Electricity Producers	2,620,644	—	—	2,620,644
Industrial Conglomerates	987,764	—	—	987,764
Insurance	3,135,317	—	—	3,135,317
Internet & Direct Marketing Retail	886,838	—	—	886,838
IT Services	691,110	—	—	691,110
Machinery	6,772,154	—	—	6,772,154
Marine	1,702,064	—	—	1,702,064
Media	2,322,891	—	—	2,322,891
Metals & Mining	2,208,034	—	—	2,208,034
Multi-Utilities	844,817	—	—	844,817
Oil, Gas & Consumable Fuels	926,461	—	—	926,461
Pharmaceuticals	1,229,272	—	—	1,229,272
Professional Services	1,831,793	—	—	1,831,793
Real Estate Management & Development	1,020,915	—	—	1,020,915
Semiconductors & Semiconductor Equipment	1,091,998	—	—	1,091,998
Specialty Retail	3,831,581	—	—	3,831,581

Total Common Stock	79,645,997	—	—	79,645,997

Money Market Investments	214,127	—	—	214,127

Total Investments	$79,860,124	$—	$—	$79,860,124

See accompanying Notes to Financial Statements.

30

TCW Select Equities Fund

Schedule of Investments (Unaudited)	April 30, 2021

Issues	Shares	Value

COMMON STOCK — 99.6% of Net Assets

Capital Markets — 4.0%

Charles Schwab Corp. (The)	260,668	$18,351,027

S&P Global, Inc.	43,595	17,019,052

		35,370,079

Commercial Services & Supplies — 1.7%

Waste Connections, Inc. (Canada)	124,732	14,856,829

Entertainment — 2.1%

Netflix, Inc. (1)	36,637	18,812,000

Equity Real Estate — 6.3%

American Tower Corp.	137,707	35,083,612

Equinix, Inc.	28,490	20,534,453

		55,618,065

Food & Staples Retailing — 2.1%

Costco Wholesale Corp.	49,737	18,506,640

Health Care Equipment & Supplies — 7.0%

Align Technology, Inc. (1)	49,173	29,283,997

Boston Scientific Corp. (1)	388,979	16,959,484

DexCom, Inc. (1)	40,557	15,659,058

		61,902,539

Interactive Media & Services — 11.9%

Alphabet, Inc. — Class C (1)	24,774	59,708,313

Facebook, Inc. (1)	141,274	45,925,352

		105,633,665

Internet & Direct Marketing Retail — 7.2%

Amazon.com, Inc. (1)	18,565	64,372,652

IT Services — 15.4%

Mastercard, Inc.	73,555	28,102,423

PayPal Holdings, Inc. (1)	187,194	49,099,114

Snowflake, Inc. (1)	36,294	8,405,328

Twilio, Inc. (1)	26,280	9,665,784

Visa, Inc.	177,569	41,473,016

		136,745,665

Life Sciences Tools & Services — 3.3%

Illumina, Inc. (1)	19,943	7,834,408

IQVIA Holdings, Inc. (1)	91,251	21,415,697

		29,250,105

Pharmaceuticals — 2.8%

Zoetis, Inc.	142,039	24,577,008

Professional Services — 4.8%

IHS Markit, Ltd.	201,179	21,642,837

TransUnion	205,180	21,459,776

		43,102,613

Issues	Shares	Value

Semiconductors & Semiconductor Equipment — 7.0%

ASML Holding NV (Netherlands)	39,023	$25,290,806

NVIDIA Corp.	61,033	36,642,993

		61,933,799

Software — 19.9%

Adobe, Inc. (1)	101,400	51,545,676

Salesforce.com, Inc. (1)	153,753	35,412,391

ServiceNow, Inc. (1)	96,551	48,890,530

Splunk, Inc. (1)	89,409	11,303,086

Trade Desk, Inc. (The) (1)	40,677	29,666,143

		176,817,826

Specialty Retail — 4.1%

Home Depot, Inc. (The)	68,019	22,015,709

Ulta Beauty, Inc. (1)	43,245	14,242,741

		36,258,450

Total Common Stock

(Cost: $245,192,085)		883,757,935

Total Investments (99.6%)

(Cost: $245,192,085)		883,757,935

Excess Of Other Assets Over Liabilities (0.4%)		3,421,892

Net Assets (100.0%)		$887,179,827

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying Notes to Financial Statements.

31

TCW Select Equities Fund

Investments by Sector (Unaudited)	April 30, 2021

Sector	Percentage of Net Assets
Capital Markets	4.0%
Commercial Services & Supplies	1.7
Entertainment	2.1
Equity Real Estate	6.3
Food & Staples Retailing	2.1
Health Care Equipment & Supplies	7.0
Interactive Media & Services	11.9
Internet & Direct Marketing Retail	7.2
IT Services	15.4
Life Sciences Tools & Services	3.3
Pharmaceuticals	2.8
Professional Services	4.8
Semiconductors & Semiconductor Equipment	7.0
Software	19.9
Specialty Retail	4.1

Total	99.6%

See accompanying Notes to Financial Statements.

32

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	April 30, 2021

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Capital Markets	$35,370,079	$—	$—	$35,370,079
Commercial Services & Supplies	14,856,829	—	—	14,856,829
Entertainment	18,812,000	—	—	18,812,000
Equity Real Estate	55,618,065	—	—	55,618,065
Food & Staples Retailing	18,506,640	—	—	18,506,640
Health Care Equipment & Supplies	61,902,539	—	—	61,902,539
Interactive Media & Services	105,633,665	—	—	105,633,665
Internet & Direct Marketing Retail	64,372,652	—	—	64,372,652
IT Services	136,745,665	—	—	136,745,665
Life Sciences Tools & Services	29,250,105	—	—	29,250,105
Pharmaceuticals	24,577,008	—	—	24,577,008
Professional Services	43,102,613	—	—	43,102,613
Semiconductors & Semiconductor Equipment	61,933,799	—	—	61,933,799
Software	176,817,826	—	—	176,817,826
Specialty Retail	36,258,450	—	—	36,258,450

Total Common Stock	883,757,935	—	—	883,757,935

Total Investments	$883,757,935	$—	$—	$883,757,935

See accompanying Notes to Financial Statements.

33

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2021

	TCW Artificial Intelligence Equity Fund	TCW Conservative Allocation Fund		TCW Global Real Estate Fund	TCW New America Premier Equities Fund
ASSETS
Investments, at Value (1)	$16,994,467	$1,226,653		$23,369,480	$215,542,164
Investment in Affiliated Issuers, at Value	—	35,644,808	(2)	—	—
Receivable for Fund Shares Sold	19,673	—		6,191,022	176,812
Dividends Receivable	1,336	35,053		37,958	32,858
Foreign Tax Reclaims Receivable	—	—		1,010	—
Receivable from Investment Advisor	10,463	1,923		12,864	2,796
Prepaid Expenses	19,517	25,465		22,144	29,308

Total Assets	17,045,456	36,933,902		29,634,478	215,783,938

LIABILITIES
Payable for Securities Purchased	—	34,944		447,483	61,608
Payable for Fund Shares Redeemed	659	349,755		—	614,192
Accrued Directors’ Fees and Expenses	731	731		731	731
Deferred Accrued Directors’ Fees and Expenses	1,717	1,717		1,717	1,717
Accrued Management Fees	9,944	—		12,072	112,518
Accrued Distribution Fees	1,121	168		1,334	5,833
Options Written, at Value (3)	—	—		119,090	—
Transfer Agent Fees Payable	4,174	3,814		3,939	33,556
Administration Fee Payable	7,200	8,424		7,174	15,876
Audit Fees Payable	9,466	6,779		9,810	11,264
Accounting Fees Payable	1,147	1,837		1,206	6,815
Custodian Fees Payable	5,929	2,831		7,628	5,781
Legal Fees Payable	526	105		57	453
Other Accrued Expenses	199	687		67	8,888

Total Liabilities	42,813	411,792		612,308	879,232

NET ASSETS	$17,002,643	$36,522,110		$29,022,170	$214,904,706

NET ASSETS CONSIST OF:
Paid-in Capital	$12,072,009	$28,688,963		$24,905,234	$129,131,439
Accumulated Earnings (Loss)	4,930,634	7,833,147		4,116,936	85,773,267

NET ASSETS	$17,002,643	$36,522,110		$29,022,170	$214,904,706

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$11,876,097	$35,695,407		$21,689,706	$185,989,178

N Class Share	$5,126,546	$826,703		$7,332,464	$28,915,528

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	529,661	2,648,096		1,499,023	6,419,347

N Class Share	229,222	61,245		507,364	1,001,743

NET ASSET VALUE PER SHARE: (5)
I Class Share	$22.42	$13.48		$14.47	$28.97

N Class Share	$22.36	$13.50		$14.45	$28.87

(1)

The identified cost for the TCW Artificial Intelligence Equity Fund, the TCW Conservative Allocation Fund, the TCW Global Real Estate Fund and the TCW New America Premier Equities Fund at April 30, 2021 was $12,760,517, $1,114,437, $20,083,143 and $148,834,441, respectively.

(2)	The identified cost for investments in affiliated issuers of the TCW Conservative Allocation Fund was $29,715,384 .
(3)	Premium received $48,550.
(4)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

34

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2021

	TCW Relative Value Dividend Appreciation Fund	TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund	TCW Select Equities Fund
ASSETS
Investments, at Value (1)	$276,825,909	$134,918,435	$79,860,124	$883,757,935
Receivable for Securities Sold	770,378	—	77,506	5,067,005
Receivable for Fund Shares Sold	3,461	72,287	85	285,066
Dividends Receivable	400,471	191,798	44,371	148,153
Foreign Tax Reclaims Receivable	177,140	—	—	—
Receivable from Investment Advisor	19,172	8,315	9,167	10,815
Prepaid Expenses	22,539	23,850	19,964	32,594

Total Assets	278,219,070	135,214,685	80,011,217	889,301,568

LIABILITIES
Payable for Securities Purchased	—	252,947	281,065	835,949
Payable for Fund Shares Redeemed	138,151	160,516	7,799	404,612
Disbursements in Excess of Available Cash	—	—	—	163,565
Accrued Directors’ Fees and Expenses	731	731	731	731
Deferred Accrued Directors’ Fees and Expenses	1,717	1,717	1,717	1,717
Accrued Management Fees	135,123	65,801	45,181	465,856
Accrued Distribution Fees	40,795	2,587	3,243	33,809
Transfer Agent Fees Payable	31,023	18,835	9,050	84,684
Administration Fee Payable	17,532	11,857	9,851	43,616
Audit Fees Payable	12,813	12,819	12,176	12,947
Accounting Fees Payable	9,027	5,686	3,073	26,142
Custodian Fees Payable	5,188	5,644	5,277	3,673
Legal Fees Payable	1,494	890	260	4,118
Other Accrued Expenses	17,890	14,579	5,937	40,322

Total Liabilities	411,484	554,609	385,360	2,121,741

NET ASSETS	$277,807,586	$134,660,076	$79,625,857	$887,179,827

NET ASSETS CONSIST OF:
Paid-in Capital	$168,995,795	$73,105,255	$37,761,326	$175,194,583
Accumulated Earnings (Loss)	108,811,791	61,554,821	41,864,531	711,985,244

NET ASSETS	$277,807,586	$134,660,076	$79,625,857	$887,179,827

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$76,736,445	$122,163,825	$63,499,082	$719,199,900

N Class Share	$201,071,141	$12,496,251	$16,126,775	$167,979,927

CAPITAL SHARES OUTSTANDING: (2)
I Class Share	3,634,370	8,479,806	2,197,321	18,613,367

N Class Share	9,341,244	870,503	574,694	5,009,046

NET ASSET VALUE PER SHARE: (3)
I Class Share	$21.11	$14.41	$28.90	$38.64

N Class Share	$21.53	$14.36	$28.06	$33.54

(1)

The identified cost for the TCW Relative Value Dividend Appreciation Fund, the TCW Relative Value Large Cap Fund, the TCW Relative Value Mid Cap Fund and the TCW Select Equities Fund at April 30, 2021 was $179,793,984, $77,565,926, $44,408,807 and $245,192,085, respectively.

(2)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(3)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

35

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2021

	TCW Artificial Intelligence Equity Fund		TCW Conservative Allocation Fund	TCW Global Real Estate Fund	TCW New America Premier Equities Fund
INVESTMENT INCOME
Income:
Dividends	$22,490	(1)	$7,770	$252,079 (1)	$460,675 (1)
Dividends from Investment in Affiliated Issuers	—		281,522	—	—
Non-Cash Dividend Income	—		—	7,190	1,541,013

Total	22,490		289,292	259,269	2,001,688

Expenses:
Management Fees	52,561		—	63,046	660,409
Accounting Services Fees	1,111		1,895	1,031	6,647
Administration Fees	7,170		8,369	7,119	15,505
Transfer Agent Fees:
I Class	3,984		5,919	3,131	39,955
N Class	3,636		3,180	3,048	21,456
Custodian Fees	5,920		3,290	8,241	6,431
Professional Fees	12,327		9,828	12,841	15,900
Directors’ Fees and Expenses	19,810		19,810	19,810	19,810
Registration Fees:
I Class	6,436		13,458	7,414	12,451
N Class	7,442		8,182	7,414	9,928
Distribution Fees:
N Class	6,029		942	6,681	37,119
Other	2,674		3,353	3,945	14,897

Total	129,100		78,226	143,721	860,508

Less Expenses Borne by Investment Advisor:
I Class	33,523		—	37,142	—
N Class	25,592		10,648	27,118	16,215

Net Expenses	69,985		67,578	79,461	844,293

Net Investment Income (Loss)	(47,495)		221,714	179,808	1,157,395

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	920,091		8,914	1,409,796	23,234,565
Investments in Affiliated Issuers	—		1,393,291	—	—
Realized Gain Received as Distribution from Affiliated Issuers	—		793,752	—	—
Foreign Currency	—		—	(4,227)	(44,455)
Options Written	—		—	9,844	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,678,568		152,549	2,756,666	25,235,016
Foreign Currency	—		—	81	(478)
Investments in Affiliated Issuers	—		1,786,814	—	—
Options Written	—		—	(61,917)	—

Net Realized and Unrealized Gain (Loss) on Investments	2,598,659		4,135,320	4,110,243	48,424,648

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,551,164		$4,357,034	$4,290,051	$49,582,043

(1)	Net of foreign taxes withheld of $168, $6,883 and $15,430 for the TCW Artificial Intelligence Equity Fund, the TCW Global Real Estate Fund and the TCW New America Premier Equities Fund, respectively.

See accompanying Notes to Financial Statements.

36

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2021

	TCW Relative Value Dividend Appreciation Fund		TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund		TCW Select Equities Fund
INVESTMENT INCOME
Income:
Dividends	$3,398,908	(1)	$1,174,302	$532,441	(1)	$2,151,511 (1)

Total	3,398,908		1,174,302	532,441		2,151,511

Expenses:
Management Fees	751,195		350,431	256,765		2,741,028
Accounting Services Fees	6,966		3,222	2,651		23,888
Administration Fees	16,818		11,336	9,610		43,787
Transfer Agent Fees:
I Class	16,678		28,228	13,482		231,526
N Class	80,287		7,150	7,404		72,153
Custodian Fees	4,451		5,471	5,354		3,136
Professional Fees	16,116		14,957	15,238		20,867
Directors’ Fees and Expenses	19,810		19,810	19,810		19,810
Registration Fees:
I Class	8,095		8,842	8,099		13,330
N Class	7,751		7,691	8,192		9,124
Distribution Fees:
N Class	227,679		14,540	17,416		202,905
Other	20,201		9,621	8,295		47,373

Total	1,176,047		481,299	372,316		3,428,927

Less Expenses Borne by Investment Advisor:
I Class	12,352		42,146	26,030		—
N Class	105,159		18,684	27,534		63,748

Net Expenses	1,058,536		420,469	318,752		3,365,179

Net Investment Income (Loss)	2,340,372		753,833	213,689		(1,213,668)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	20,185,676		5,668,798	9,324,717		76,565,316
Foreign Currency	—		—	—		(105)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	64,459,586		34,051,429	21,175,945		87,870,968

Net Realized and Unrealized Gain (Loss) on Investments	84,645,262		39,720,227	30,500,662		164,436,179

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$86,985,634		$40,474,060	$30,714,351		$163,222,511

(1)	Net of foreign taxes withheld of $37,285, $3,813 and $17,524 for the TCW Relative Value Dividend Appreciation Fund, the TCW Relative Value Mid Cap Fund and the TCW Select Equities Fund, respectively.

See accompanying Notes to Financial Statements.

37

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Artificial Intelligence Equity Fund		TCW Conservative Allocation Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
OPERATIONS
Net Investment Income (Loss)	$(47,495)	$(27,567)	$221,714	$474,038
Net Realized Gain on Investments	920,091	5,394	2,195,957	777,604
Change in Unrealized Appreciation on Investments	1,678,568	2,054,506	1,939,363	982,958

Increase in Net Assets Resulting from Operations	2,551,164	2,032,333	4,357,034	2,234,600

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	—	—	(575,017)	(1,914,869)

NET CAPITAL SHARE TRANSACTIONS
I Class	3,353,659	2,368,542	(4,735,385)	6,821,453
N Class	733,283	2,034,367	308,830	110,453

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	4,086,942	4,402,909	(4,426,555)	6,931,906

Increase (Decrease) in Net Assets	6,638,106	6,435,242	(644,538)	7,251,637
NET ASSETS
Beginning of period	10,364,537	3,929,295	37,166,648	29,915,011

End of period	$17,002,643	$10,364,537	$36,522,110	$37,166,648

See accompanying Notes to Financial Statements.

38

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Global Real Estate Fund		TCW New America Premier Equities Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
OPERATIONS
Net Investment Income	$179,808	$100,822	$1,157,395	$9,701
Net Realized Gain (Loss) on Investments, Options Written and Foreign Currency Transactions	1,415,413	230,373	23,190,110	(4,331,020)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Options Written and Foreign Currency Transactions	2,694,830	(717,082)	25,234,538	22,429,848

Increase (Decrease) in Net Assets Resulting from Operations	4,290,051	(385,887)	49,582,043	18,108,529

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(90,794)	(97,923)	(7,812)	(1,541,399)
Return of Capital	—	(37,297)	—	—

Total Distributions to Shareholders	(90,794)	(135,220)	(7,812)	(1,541,399)

NET CAPITAL SHARE TRANSACTIONS
I Class	9,724,791	3,064,682	(9,782,409)	36,474,946
N Class	1,553,128	3,825,874	(8,403,802)	(25,097,539)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	11,277,919	6,890,556	(18,186,211)	11,377,407

Increase in Net Assets	15,477,176	6,369,449	31,388,020	27,944,537
NET ASSETS
Beginning of period	13,544,994	7,175,545	183,516,686	155,572,149

End of period	$29,022,170	$13,544,994	$214,904,706	$183,516,686

See accompanying Notes to Financial Statements.

39

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Relative Value Dividend Appreciation Fund		TCW Relative Value Large Cap Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
OPERATIONS
Net Investment Income	$2,340,372	$5,897,496	$753,833	$2,111,918
Net Realized Gain (Loss) on Investments	20,185,676	(1,561,309)	5,668,798	10,057,184
Net Change in Unrealized Appreciation (Depreciation) on Investments	64,459,586	(32,819,637)	34,051,429	(20,110,484)

Increase (Decrease) in Net Assets Resulting from Operations	86,985,634	(28,483,450)	40,474,060	(7,941,382)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(2,494,073)	(25,577,883)	(8,614,565)	(60,477,632)

NET CAPITAL SHARE TRANSACTIONS
I Class	(1,467,921)	(17,011,449)	9,752,442	9,084,745
N Class	(13,475,522)	(32,303,970)	6,066	3,924,831

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(14,943,443)	(49,315,419)	9,758,508	13,009,576

Increase (Decrease) in Net Assets	69,548,118	(103,376,752)	41,618,003	(55,409,438)
NET ASSETS
Beginning of period	208,259,468	311,636,220	93,042,073	148,451,511

End of period	$277,807,586	$208,259,468	$134,660,076	$93,042,073

See accompanying Notes to Financial Statements.

40

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Relative Value Mid Cap Fund		TCW Select Equities Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
OPERATIONS
Net Investment Income (Loss)	$213,689	$599,770	$(1,213,668)	$(2,691,047)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	9,324,717	(1,737,138)	76,565,211	174,442,240
Net Change in Unrealized Appreciation (Depreciation) on Investments	21,175,945	(5,134,498)	87,870,968	20,731,898

Increase (Decrease) in Net Assets Resulting from Operations	30,714,351	(6,271,866)	163,222,511	192,483,091

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(522,819)	(2,022,186)	(59,131,560)	(81,574,839)

NET CAPITAL SHARE TRANSACTIONS
I Class	(12,066,328)	(6,218,927)	471,886	(217,705,461)
N Class	(422,382)	(1,968,584)	(12,690,849)	(305,765)

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(12,488,710)	(8,187,511)	(12,218,963)	(218,011,226)

Increase (Decrease) in Net Assets	17,702,822	(16,481,563)	91,871,988	(107,102,974)
NET ASSETS
Beginning of period	61,923,035	78,404,598	795,307,839	902,410,813

End of period	$79,625,857	$61,923,035	$887,179,827	$795,307,839

See accompanying Notes to Financial Statements.

41

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that currently offers 18 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified U.S. Equity Fund

TCW Artificial Intelligence Equity Fund	Seeks long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in publicly traded equity securities of businesses that the portfolio managers believe are benefitting from or have the potential to benefit from advances in the use of artificial intelligence.

TCW Global Real Estate Fund	Seeks to maximize total return from current income and long-term capital growth by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of real estate investment trusts (“REITs”) and real estate companies. Under normal market conditions, the Fund invests in securities of issuers located in at least three different countries (one of which may be the United States) and invests at least 30% of its net assets, plus any borrowings for investment purposes, in securities of issuers domiciled outside the United States or whose primary business operations are outside the United States, including pooled investment vehicles domiciled in the United States that invest principally in non-U.S. securities.

TCW New America Premier Equities Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies; intends to achieve its objective by investing in a portfolio of companies the portfolio manager believes are enduring, cash generating businesses whose leaders prudently manage their environmental, social, and financial resources and whose shares are attractively valued relative to free cash flow generated by the businesses.

TCW Relative Value Dividend Appreciation Fund	Seeks to realize a high level of dividend income consistent with prudent investment management, with a secondary objective of capital appreciation, by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies that have a record of paying dividends.

42

TCW Funds, Inc.

April 30, 2021

Note 1 — Organization (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies
TCW Relative Value Large Cap Fund	Seeks capital appreciation, with a secondary goal of current income, by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies (i.e., companies with a market capitalization of greater than $1 billion at the time of purchase).

TCW Relative Value Mid Cap Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies (i.e., companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell MidCap® Index).

TCW Select Equities Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund invests primarily in equity securities of mid- and large-capitalization companies.
Fund of Funds

TCW Conservative Allocation Fund	Seeks to provide current income, and secondarily, long-term capital appreciation by investing in a combination of fixed income funds and equity funds that utilize diverse investment styles such as growth and/or value investing.

All Funds offer two classes of shares: I Class and N Class. The two classes of a Fund are substantially the same except that the N Class shares are subject to a distribution fee (see Note 7).

The TCW Conservative Allocation Fund is a “fund of funds” that invests in affiliated and unaffiliated funds which are identified on the Schedule of Investments.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Equity securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ, which may not be the last sale price. Options

43

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

on equity securities and options on indexes are valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds are valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers.

The Company has adopted, after the approval by the Company’s Board of Directors (the “Board,” and each member thereof, a “Director”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zones differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in

44

TCW Funds, Inc.

April 30, 2021

Note 2 — Significant Accounting Policies (Continued)

the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized in Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized in Level 2 of the fair value hierarchy.

Mutual funds.    Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized in Level 1.

Options contracts.    Option contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Warrants.    Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy.

The summary of the inputs used as of April 30, 2021 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

45

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

The Funds held no investments or other financial instruments at April 30, 2021 for which fair value was calculated using Level 3 inputs.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class- specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Global Real Estate Fund and the TCW Relative Value Dividend Appreciation Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other Equity Funds and TCW Conservative Allocation Fund declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year. Distributions received from real estate investment trusts may include return of capital which is treated as a reduction in the cost basis of those investments. Distributions received, if any, in excess of the cost basis of a security is recognized as capital gain.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

46

TCW Funds, Inc.

April 30, 2021

Note 2 — Significant Accounting Policies (Continued)

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2021, the TCW Global Real Estate Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories:

Equity Risk
Statement of Assets and Liabilities:
Asset Derivatives
Investments (1)	$38,250

Total Value	$38,250

Liability Derivatives
Written Options	$(119,090)

Total Value	$(119,090)

Statement of Operations:
Net Realized Gain (Loss)
Investments (2)	$(139,192)
Options Written	9,844

Net Realized Gain (Loss)	$(129,348)

Net Change in Appreciation (Depreciation)
Investments (3)	$(7,724)
Options Written	(61,917)

Net Change in Appreciation (Depreciation)	$(69,641)

Number of Contracts (4)
Options Purchased	448
Options Written	129

(1)	Represents purchased options, at value.
(2)	Represents realized gain (loss) for purchased options.
(3)	Represents change in unrealized appreciation (depreciation) for purchased options during the year.
(4)	Amount disclosed represents average notional amounts which are representative of the volume traded for the period ended April 30, 2021.

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk

47

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives, the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

48

TCW Funds, Inc.

April 30, 2021

Note 2 — Significant Accounting Policies (Continued)

Master Agreements and Netting Arrangements.    Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The Funds had no OTC derivatives for offset under an ISDA Master Agreement as of April 30, 2021.

Note 3 — Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions:    The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk

49

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 3 — Portfolio Investments (Continued)

of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the period ended April 30, 2021.

Repurchase Agreements:    The Funds may enter into Repurchase Agreements, under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2021.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2021.

Derivatives:

Forward Foreign Currency Contracts:    The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The Funds did not have forward any foreign currency contracts during the period ended April 30, 2021.

Options:    The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

50

TCW Funds, Inc.

April 30, 2021

Note 3 — Portfolio Investments (Continued)

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended April 30, 2021, TCW Global Real Estate Fund entered into option contracts to hedge the Fund’s investments from market volatility in the real estate sector.

Note 4 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

51

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 4 — Risk Considerations (Continued)

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Counterparty Risk:    The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Investment Style Risk:    Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Equity Risk:    Equity securities may include common stock, preferred stock or other securities representing an ownership interest or the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and can decline in value over short or extended periods. The value of stocks and other equity securities will be affected by changes in a company’s financial condition and in overall market, economic and political conditions.

LIBOR Risk:    LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR. The head of the United Kingdom Financial Conduct Authority has announced the intention to begin phasing out the use of LIBOR by the end of 2021. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The ultimate abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. Any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of a Fund’s investments may involve individual contracts that have (i) no existing fallback provision or language that contemplates the discontinuation of LIBOR or (ii) inadequate fallback provisions or language that does not contemplate a permanent discontinuation of LIBOR, and those investments could experience increased volatility or reduced liquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by the Funds or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

52

TCW Funds, Inc.

April 30, 2021

Note 4 — Risk Considerations (Continued)

Public Health Emergencies Risk and Impact of the Coronavirus (COVID-19):    Pandemics and other local, national, and international public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 Flu, the Avian Flu, Ebola and the current coronavirus pandemic (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and any similar future emergencies may materially and adversely impact economic production and activity in ways that cannot be predicted, all of which could result in substantial investment losses.

This outbreak has caused a worldwide public health emergency, straining healthcare resources and resulting in extensive and growing numbers of infections, hospitalizations and deaths. In an effort to contain COVID-19, local, regional, and national governments, as well as private businesses and other organizations, have imposed and continue to impose severely restrictive measures, including instituting local and regional quarantines, restricting travel (including closing certain international borders), prohibiting public activity (including “stay-at-home,” “shelter-in-place,” and similar orders), and ordering the closure of a wide range of offices, businesses, schools, and other public venues. Consequently, COVID-19 has significantly diminished and disrupted global economic production and activity of all kinds and has contributed to both volatility and a severe decline in financial markets. Among other things, these unprecedented developments have resulted in: (i) material reductions in demand across most categories of consumers and businesses; (ii) dislocation (or, in some cases, a complete halt) in the credit and capital markets; (iii) labor force and operational disruptions; (iv) slowing or complete idling of certain supply chains and manufacturing activity; and (v) strain and uncertainty for businesses and households, with a particularly acute impact on industries dependent on travel and public accessibility, such as transportation, hospitality, tourism, retail, sports, and entertainment.

The ultimate impact of COVID-19 (and of the resulting precipitous decline and disruption in economic and commercial activity across many of the world’s economies) on global economic conditions, and on the operations, financial condition, and performance of any particular market, industry or business, is impossible to predict. However, ongoing and potential additional materially adverse effects, including further global, regional and local economic downturns (including recessions) of indeterminate duration and severity, are possible. The extent of COVID-19’s impact will depend on many factors, including the ultimate duration and scope of the public health emergency and the restrictive countermeasures being undertaken, as well as the effectiveness of other governmental, legislative, and financial and monetary policy interventions designed to mitigate the crisis and address its negative externalities, all of which are evolving rapidly and may have unpredictable results. The ongoing COVID-19 crisis and any other public health emergency could have a significant adverse impact on our investments and result in significant investment losses.

For more information on risks related to investing in the Funds, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling customer service at 800-FUND-TCW (800-386-3829).

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

53

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 5 — Federal Income Taxes (Continued)

At April 30, 2021, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Artificial Intelligence Equity Fund	$4,346,195	$(181,911)	$4,164,284	$12,830,183
TCW Conservative Allocation Fund	5,848,720	(27,867)	5,820,853	31,050,608
TCW Global Real Estate Fund	3,141,487	(39,014)	3,102,473	20,228,757
TCW New America Premier Equities Fund	66,169,791	(10,640)	66,159,151	149,383,013
TCW Relative Value Dividend Appreciation Fund	97,003,780	(5,091,929)	91,911,851	184,914,058
TCW Relative Value Large Cap Fund	55,650,391	(274,322)	55,376,069	79,542,366
TCW Relative Value Mid Cap Fund	34,971,886	(58,773)	34,913,113	44,947,011
TCW Select Equities Fund	638,411,949	(1,125,520)	637,286,429	246,471,506

At October 31, 2020, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Conservative Allocation Fund	$—	$207,946	$207,946
TCW Relative Value Dividend Appreciation Fund	501,037	—	501,037
TCW Relative Value Large Cap Fund	1,552,259	6,832,662	8,384,921
TCW Relative Value Mid Cap Fund	83,267	—	83,267
TCW Select Equities Fund	—	59,130,584	59,130,584

For the fiscal year ended October 31, 2020, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW Conservative Allocation Fund	$952,066	$962,803	$—	$1,914,869
TCW Global Real Estate Fund	97,923	—	37,297	135,220
TCW New America Premier Equities Fund	966,007	575,392	—	1,541,399
TCW Relative Value Dividend Appreciation Fund	6,004,680	19,573,203	—	25,577,883
TCW Relative Value Large Cap Fund	3,918,408	56,559,224	—	60,477,632
TCW Relative Value Mid Cap Fund	647,695	1,374,491	—	2,022,186
TCW Select Equities Fund	—	81,574,839	—	81,574,839

At October 31, 2020, the following Funds had net realized loss carryforwards for federal income tax purposes:

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Artificial Intelligence Equity Fund	$104,258	$—	$104,258
TCW Global Real Estate Fund	423,497	—	423,497
TCW New America Premier Equities Fund	4,031,313	—	4,031,313
TCW Relative Value Dividend Appreciation Fund	3,193,061	—	3,193,061
TCW Relative Value Mid Cap Fund	1,978,376	—	1,978,376

The Funds did not have any unrecognized tax benefits at April 30, 2021, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2021. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

54

TCW Funds, Inc.

April 30, 2021

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Artificial Intelligence Equity Fund	0.70%
TCW Global Real Estate Fund	0.80%
TCW New America Premier Equities Fund	0.65%
TCW Relative Value Dividend Appreciation Fund	0.60%
TCW Relative Value Large Cap Fund	0.60%
TCW Relative Value Mid Cap Fund	0.70%
TCW Select Equities Fund	0.65%

The TCW Conservative Allocation Fund does not pay management fees to the Advisor; however, the Fund pays management fees to the Advisor indirectly as a shareholder in the underlying affiliated funds.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Artificial Intelligence Equity Fund
I Class	0.90	% (1)
N Class	1.00	% (1)
TCW Conservative Allocation Fund
I Class	0.85	% (1)
N Class	0.85	% (1)
TCW Global Real Estate Fund
I Class	0.90	% (1)(2)
N Class	1.00	% (1)(2)
TCW New America Premier Equities Fund
I Class	1.09	% (3)
N Class	1.09	% (3)
TCW Relative Value Dividend Appreciation Fund
I Class	0.70	% (1)
N Class	0.90	% (1)
TCW Relative Value Large Cap Fund
I Class	0.70	% (1)
N Class	0.90	% (1)
TCW Relative Value Mid Cap Fund
I Class	0.85	% (1)
N Class	0.95	% (1)
TCW Select Equities Fund
I Class	0.80	% (1)
N Class	1.00	% (1)

(1)	These limitations are based on an agreement between the Advisor and the Company.
(2)	This limitation was in effect March 1, 2021. From November 1, 2020 through February 28, 2021, the expense limitation was 1.00% for Class I Shares and 1.15 % for Class N Shares.
(3)

Limitation based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2021. These limitations are voluntary and terminable in a six months’ notice.

The amount borne by the Advisor during the fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can only recapture expenses within a given fiscal year for that year’s operating expenses.

55

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 6 — Fund Management Fees and Other Expenses (Continued)

Directors’ Fees: Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statement of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 8 — Transactions with Affiliates

The ownership percentage of the TCW Conservative Allocation Fund in each of the affiliated underlying funds at April 30, 2021 is as follows:

Name of Affiliated Fund	Ownership Percentage (1)
Metropolitan West High Yield Bond Fund	0.05%
Metropolitan West Low Duration Bond Fund	0.14%
Metropolitan West Total Return Bond Fund	0.01%
Metropolitan West Unconstrained Bond Fund	0.19%
TCW Artificial Intelligence Equity Fund	2.39%
TCW Emerging Markets Income Fund	0.00	% (2)
TCW Global Bond Fund	2.29%
TCW Global Real Estate Fund	6.38%
TCW New America Premier Equities Fund	1.66%
TCW Relative Value Large Cap Fund	3.33%
TCW Relative Value Mid Cap Fund	1.31%
TCW Select Equities Fund	0.40%
TCW Total Return Bond Fund	0.06%

(1)	Percentage ownership based on total net assets of the underlying fund.
(2)	Amount rounds to less than 0.01%.

The financial statements of the Funds not contained in this report are available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at www.sec.gov.

56

TCW Funds, Inc.

April 30, 2021

Note 9 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2021 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Artificial Intelligence Equity Fund	$11,809,891	$8,385,231	$—	$—
TCW Conservative Allocation Fund	7,734,245	10,837,188	—	—
TCW Global Real Estate Fund	13,465,781	7,536,699	—	—
TCW New America Premier Equities Fund	173,889,077	191,694,148	—	—
TCW Relative Value Dividend Appreciation Fund	25,063,294	42,113,509	—	—
TCW Relative Value Large Cap Fund	11,875,069	14,348,143	—	—
TCW Relative Value Mid Cap Fund	11,538,549	24,061,715	—	—
TCW Select Equities Fund	47,363,046	122,159,109	—	—

Note 10 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Artificial Intelligence Equity Fund	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
I Class	Shares	Amount	Shares	Amount
Shares Sold	250,964	$5,402,436	380,921	$6,163,899
Shares Issued upon Reinvestment of Dividends	—	—	—	—
Shares Redeemed	(94,056)	(2,048,777)	(239,602)	(3,795,357)

Net Increase	156,908	$3,353,659	141,319	$2,368,542

N Class	Shares	Amount	Shares	Amount
Shares Sold	78,554	$1,693,332	163,420	$2,761,039
Shares Issued upon Reinvestment of Dividends	—	—	—	—
Shares Redeemed	(42,980)	(960,049)	(47,702)	(726,672)

Net Increase	35,574	$733,283	115,718	$2,034,367

TCW Conservative Allocation Fund	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
I Class	Shares	Amount	Shares	Amount
Shares Sold	122,453	$1,593,442	776,254	$9,358,826
Shares Issued upon Reinvestment of Dividends	41,608	539,660	161,527	1,860,793
Shares Redeemed	(521,118)	(6,868,487)	(377,533)	(4,398,166)

Net Increase (Decrease)	(357,057)	$(4,735,385)	560,248	$6,821,453

N Class	Shares	Amount	Shares	Amount
Shares Sold	26,131	$333,699	24,005	$283,173
Shares Issued upon Reinvestment of Dividends	647	8,418	1,926	22,240
Shares Redeemed	(2,559)	(33,287)	(17,894)	(194,960)

Net Increase	24,219	$308,830	8,037	$110,453

57

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 10 — Capital Share Transactions (Continued)

TCW Global Real Estate Fund	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
I Class	Shares	Amount	Shares	Amount
Shares Sold	727,702	$10,453,816	395,732	$4,486,776
Shares Issued upon Reinvestment of Dividends	4,622	60,671	10,694	117,234
Shares Redeemed	(62,025)	(789,696)	(161,678)	(1,539,328)

Net Increase	670,299	$9,724,791	244,748	$3,064,682

N Class	Shares	Amount	Shares	Amount
Shares Sold	131,425	$1,802,567	336,584	$3,831,300
Shares Issued upon Reinvestment of Dividends	2,188	28,762	1,410	15,470
Shares Redeemed	(21,255)	(278,201)	(1,925)	(20,896)

Net Increase	112,358	$1,553,128	336,069	$3,825,874

TCW New America Premier Equities Fund	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
I Class	Shares	Amount	Shares	Amount
Shares Sold	921,825	$24,419,841	4,458,919	$92,791,854
Shares Issued upon Reinvestment of Dividends	227	6,065	47,686	1,009,510
Shares Redeemed	(1,290,561)	(34,208,315)	(2,804,515)	(57,326,418)

Net Increase (Decrease)	(368,509)	$(9,782,409)	1,702,090	$36,474,946

N Class	Shares	Amount	Shares	Amount
Shares Sold	64,674	$1,718,902	1,485,275	$31,087,553
Shares Issued upon Reinvestment of Dividends	44	1,183	21,947	464,614
Shares Redeemed	(385,470)	(10,123,887)	(2,752,069)	(56,649,706)

Net Decrease	(320,752)	$(8,403,802)	(1,244,847)	$(25,097,539)

TCW Relative Value Dividend Appreciation Fund	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
I Class	Shares	Amount	Shares	Amount
Shares Sold	179,677	$3,251,561	209,380	$3,207,634
Shares Issued upon Reinvestment of Dividends	34,434	646,990	415,359	7,006,552
Shares Redeemed	(291,328)	(5,366,472)	(1,841,949)	(27,225,635)

Net Decrease	(77,217)	$(1,467,921)	(1,217,210)	$(17,011,449)

N Class	Shares	Amount	Shares	Amount
Shares Sold	61,474	$1,174,759	174,861	$2,734,400
Shares Issued upon Reinvestment of Dividends	91,017	1,742,424	1,050,840	18,014,759
Shares Redeemed	(875,607)	(16,392,705)	(3,403,875)	(53,053,129)

Net Decrease	(723,116)	$(13,475,522)	(2,178,174)	$(32,303,970)

TCW Relative Value Large Cap Fund	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
I Class	Shares	Amount	Shares	Amount
Shares Sold	1,409,576	$19,050,676	3,028,924	$37,868,811
Shares Issued upon Reinvestment of Dividends	623,997	7,469,240	4,126,933	51,339,036
Shares Redeemed	(1,279,260)	(16,767,474)	(6,756,746)	(80,123,102)

Net Increase	754,313	$9,752,442	399,111	$9,084,745

58

TCW Funds, Inc.

April 30, 2021

Note 10 — Capital Share Transactions (Continued)

N Class	Shares	Amount	Shares	Amount
Shares Sold	159,304	$2,130,454	310,191	$4,490,483
Shares Issued upon Reinvestment of Dividends	71,171	849,069	425,019	5,265,990
Shares Redeemed	(219,401)	(2,973,457)	(495,293)	(5,831,642)

Net Increase	11,074	$6,066	239,917	$3,924,831

TCW Relative Value Mid Cap Fund	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
I Class	Shares	Amount	Shares	Amount
Shares Sold	151,504	$3,872,312	241,604	$4,126,223
Shares Issued upon Reinvestment of Dividends	18,931	432,563	72,767	1,634,356
Shares Redeemed	(672,706)	(16,371,203)	(651,699)	(11,979,506)

Net Decrease	(502,271)	$(12,066,328)	(337,328)	$(6,218,927)

N Class	Shares	Amount	Shares	Amount
Shares Sold	19,240	$503,987	21,051	$408,055
Shares Issued upon Reinvestment of Dividends	3,625	80,472	15,774	344,185
Shares Redeemed	(42,568)	(1,006,841)	(148,958)	(2,720,824)

Net Decrease	(19,703)	$(422,382)	(112,133)	$(1,968,584)

TCW Select Equities Fund	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
I Class	Shares	Amount	Shares	Amount
Shares Sold	1,259,042	$45,113,152	3,966,217	$111,371,496
Shares Issued upon Reinvestment of Dividends	865,922	30,506,419	1,905,156	52,239,394
Shares Redeemed	(2,078,214)	(75,147,685)	(15,162,850)	(381,316,351)

Net Increase (Decrease)	46,750	$471,886	(9,291,477)	$(217,705,461)

N Class	Shares	Amount	Shares	Amount
Shares Sold	154,746	$4,930,224	795,528	$20,070,967
Shares Issued upon Reinvestment of Dividends	398,820	12,199,905	524,250	12,639,676
Shares Redeemed	(940,801)	(29,820,978)	(1,305,237)	(33,016,408)

Net Increase (Decrease)	(387,235)	$(12,690,849)	14,541	$(305,765)

Note 11 — Ownership

As of April 30, 2021, affiliates of the Funds and Advisor owned 5.31%, 9.05%, 11.61% and 33.63% of the net assets of the TCW Artificial Intelligence Equity Fund, the TCW Global Real Estate Fund, the TCW Relative Value Large Cap Fund, and the TCW Relative Value Mid Cap Fund, respectively.

Note 12 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at April 30, 2021.

59

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 13 — Committed Line Of Credit

The Funds have entered into a $100,000,000 committed revolving line of credit agreement with the State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, renewable annually. The interest rate on borrowing is the higher of the Federal Funds rate plus 0.10% plus 1.25% or the Overnight Bank Funding rate plus 0.10% plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2021. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 14 — Liquidity Risk Management Program

Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires that all registered open-end management investment companies, including the Funds, establish a written liquidity risk management program (a “Liquidity Program”). Under a fund’s Liquidity Program, a fund must assess, manage and periodically review the fund’s liquidity risk, classify the liquidity of each of the fund’s portfolio investments, determine whether to specify highly liquid investment minimum (and, if so, at what level), limit illiquid investments to 15% of fund investments, and establish policies and procedures regarding how and when a fund will engage in redemptions in-kind. Consistent with the Liquidity Rule, the Board has approved the written Liquidity Program for the Funds and has designated a committee of professionals associated with the Advisor to administer the Funds’ Liquidity Program (the “Program Administrator”).

On March 8, 2021, the Board reviewed the Program Administrator’s written annual report (the “Report”) concerning the operation of the Funds’ Liquidity Program for the calendar year ended December 31, 2020 (the “Reporting Period”). The Report addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s Highly Liquid Investment Minimum (“HLIM”). The Report discussed, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and the operation and monitoring of the HLIM assigned to a Fund, as applicable; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; and (5) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions. The Report concluded that the Liquidity Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented with respect to each Fund during the Reporting Period.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Note 15 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such

60

TCW Funds, Inc.

April 30, 2021

Note 15 — Indemnifications (Continued)

Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 16 — New Accounting Pronouncement

In March 2020, FASB issued Accounting Standards Update (ASU) No. 2020-04 — Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

61

TCW Artificial Intelligence Equity Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,				August 31, 2017 (Commencement of Operations) through October 31, 2017
			2020	2019	2018
Net Asset Value per Share, Beginning of period	$18.31		$12.70	$11.18	$10.64		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss	(0.06)		(0.06)	(0.02)	(0.04)		(0.00	) (1)
Net Realized and Unrealized Gain on Investments (2)	4.17		5.67	1.54	0.58		0.64

Total from Investment Operations	4.11		5.61	1.52	0.54		0.64

Less Distributions:
Distributions from Net Investment Income	—		—	—	(0.00	) (1)	—

Net Asset Value per Share, End of period	$22.42		$18.31	$12.70	$11.18		$10.64

Total Return	22.45	% (4)	44.17%	13.60%	5.09%		6.40	% (3)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$11,876		$6,826	$2,940	$1,364		$695

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.56	% (5)	2.81%	6.36%	8.32%		23.66	% (5)

After Expense Reimbursement	0.90	% (5)	0.90%	0.92%	1.05%		1.05	% (5)

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.60	)% (5)	(0.41)%	(0.17)%	(0.34)%		0.23	% (5)

Portfolio Turnover Rate	60.02	% (4)	24.16%	61.09%	74.22%		13.05	% (3)

(1)	Amount rounds to less than $0.01 per share.
(2)	Computed using average shares outstanding throughout the period.
(3)	For the period August 31, 2017 (Commencement of Operations) through October 31, 2017.
(4)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying Notes to Financial Statements.

62

TCW Artificial Intelligence Equity Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,				August 31, 2017 (Commencement of Operations) through October 31, 2017
			2020	2019	2018
Net Asset Value per Share, Beginning of period	$18.27		$12.69	$11.17	$10.64		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss	(0.08)		(0.08)	(0.03)	(0.04)		(0.00	) (1)
Net Realized and Unrealized Gain on Investments (2)	4.17		5.66	1.55	0.57		0.64

Total from Investment Operations	4.09		5.58	1.52	0.53		0.64

Less Distributions:
Distributions from Net Investment Income	—		—	—	(0.00	) (1)	—

Net Asset Value per Share, End of period	$22.36		$18.27	$12.69	$11.17		$10.64

Total Return	22.39	% (4)	43.97%	13.61%	5.00%		6.40	% (3)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$5,127		$3,539	$989	$693		$532

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.06	% (5)	3.83%	7.99%	9.60%		26.07	% (5)

After Expense Reimbursement	1.00	% (5)	1.00%	1.01%	1.05%		1.05	% (5)

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.70	)% (5)	(0.53)%	(0.25)%	(0.33)%		0.25	% (5)

Portfolio Turnover Rate	60.02	% (4)	24.16%	61.09%	74.22%		13.05	% (3)

(1)	Amount rounds to less than $0.01 per share.
(2)	Computed using average shares outstanding throughout the period.
(3)	For the period August 31, 2017 (Commencement of Operations) through October 31, 2017.
(4)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying Notes to Financial Statements.

63

TCW Conservative Allocation Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$12.22		$12.09	$11.68	$12.17	$12.13	$12.50

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.07		0.18	0.24	0.20	0.15	0.17
Net Realized and Unrealized Gain (Loss) on Investments	1.38		0.76	0.89	(0.19)	0.67	(0.07)

Total from Investment Operations	1.45		0.94	1.13	0.01	0.82	0.10

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.71)	(0.21)	(0.20)	(0.29)	(0.19)
Distributions from Net Realized Gain	(0.07)		(0.10)	(0.51)	(0.30)	(0.49)	(0.28)

Total Distributions	(0.19)		(0.81)	(0.72)	(0.50)	(0.78)	(0.47)

Net Asset Value per Share, End of period	$13.48		$12.22	$12.09	$11.68	$12.17	$12.13

Total Return	11.93	% (2)	8.19%	10.46%	0.04%	7.28%	0.78%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$35,695		$36,714	$29,565	$27,925	$30,144	$28,982

Ratio of Expenses to Average Net Assets (3)	0.34	% (4)	0.39%	0.44%	0.37%	0.36%	0.30%

Ratio of Net Investment Income to Average Net Assets	1.14	% (4)	1.56%	2.03%	1.68%	1.26%	1.41%

Portfolio Turnover Rate	20.10	% (2)	26.22%	21.66%	19.79%	55.53%	37.62%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying Notes to Financial Statements.

64

TCW Conservative Allocation Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$12.22		$12.09	$11.67	$12.15	$12.07	$12.44

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.15	0.20	0.15	0.11	0.11
Net Realized and Unrealized Gain (Loss) on Investments	1.38		0.75	0.90	(0.18)	0.66	(0.08)

Total from Investment Operations	1.43		0.90	1.10	(0.03)	0.77	0.03

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.67)	(0.17)	(0.15)	(0.20)	(0.12)
Distributions from Net Realized Gain	(0.07)		(0.10)	(0.51)	(0.30)	(0.49)	(0.28)

Total Distributions	(0.15)		(0.77)	(0.68)	(0.45)	(0.69)	(0.40)

Net Asset Value per Share, End of period	$13.50		$12.22	$12.09	$11.67	$12.15	$12.07

Total Return	11.75	% (2)	7.85%	10.16%	(0.35)%	6.74%	0.31%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$827		$452	$350	$518	$532	$1,597

Ratio of Expenses to Average Net Assets: (3)

Before Expense Reimbursement	3.51	% (4)	6.06%	6.89%	5.14%	3.30%	1.54%

After Expense Reimbursement	0.69	% (4)	0.70%	0.74%	0.76%	0.81%	0.82%

Ratio of Net Investment Income to Average Net Assets	0.80	% (4)	1.23%	1.75%	1.28%	0.89%	0.89%

Portfolio Turnover Rate	20.10	% (2)	26.22%	21.66%	19.79%	55.53%	37.62%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying Notes to Financial Statements.

65

TCW Global Real Estate Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$11.07		$11.16	$9.30	$10.10	$9.42	$9.71

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.15		0.17	0.33	0.25	0.25	0.30
Net Realized and Unrealized Gain (Loss) on Investments	3.33		(0.05)	1.78	(0.85)	0.70	(0.26)

Total from Investment Operations	3.48		0.12	2.11	(0.60)	0.95	0.04

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.16)	(0.25)	(0.20)	(0.27)	(0.29)
Distributions from Net Realized Gain	—		—	—	—	—	(0.01)
Distributions from Return of Capital	—		(0.05)	—	—	—	(0.03)

Total Distributions	(0.08)		(0.21)	(0.25)	(0.20)	(0.27)	(0.33)

Net Asset Value per Share, End of period	$14.47		$11.07	$11.16	$9.30	$10.10	$9.42

Total Return	31.58	% (2)	1.15%	23.17%	(6.06)%	10.28%	0.31%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$21,690		$9,175	$6,518	$2,886	$2,818	$3,499

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.68	% (3)	2.80%	3.15%	3.78%	4.38%	3.29%

After Expense Reimbursement	0.96	% (3)	1.00%	1.00%	1.12%	1.37%	1.40%

Ratio of Net Investment Income to Average Net Assets	2.32	% (3)	1.59%	3.25%	2.55%	2.57%	3.14%

Portfolio Turnover Rate	49.15	% (2)	136.71%	85.18%	121.67%	74.51%	68.69%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

66

TCW Global Real Estate Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$11.06		$11.16	$9.30	$10.10	$9.42	$9.70

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.13	0.39	0.24	0.25	0.32
Net Realized and Unrealized Gain (Loss) on Investments	3.32		(0.03)	1.71	(0.85)	0.70	(0.27)

Total from Investment Operations	3.46		0.10	2.10	(0.61)	0.95	0.05

Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.15)	(0.24)	(0.19)	(0.27)	(0.29)
Distributions from Net Realized Gain	—		—	—	—	—	(0.01)
Distributions from Return of Capital	—		(0.05)	—	—	—	(0.03)

Total Distributions	(0.07)		(0.20)	(0.24)	(0.19)	(0.27)	(0.33)

Net Asset Value per Share, End of period	$14.45		$11.06	$11.16	$9.30	$10.10	$9.42

Total Return	31.52	% (2)	0.94%	22.99%	(6.14)%	10.28%	0.41%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$7,332		$4,370	$658	$536	$581	$517

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.11	% (3)	5.14%	7.17%	7.65%	7.92%	6.66%

After Expense Reimbursement	1.09	% (3)	1.15%	1.15%	1.22%	1.37%	1.40%

Ratio of Net Investment Income to Average Net Assets	2.21	% (3)	1.21%	3.88%	2.46%	2.51%	3.34%

Portfolio Turnover Rate	49.15	% (2)	136.71%	85.18%	121.67%	74.51%	68.69%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

67

TCW New America Premier Equities Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,				January 29, 2016 (Commencement of Operations) through October 31, 2016
			2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$22.64		$20.34	$16.27	$15.24	$11.23	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.16		0.01	0.11	(0.02)	0.01	0.08
Net Realized and Unrealized Gain on Investments	6.17		2.48	4.18	1.59	4.22	1.15

Total from Investment Operations	6.33		2.49	4.29	1.57	4.23	1.23

Less Distributions:
Distributions from Net Investment Income	(0.00	) (2)	(0.10)	(0.01)	—	(0.05)	—
Distributions from Net Realized Gain	—		(0.09)	(0.21)	(0.54)	(0.17)	—

Total Distributions	(0.00	) (2)	(0.19)	(0.22)	(0.54)	(0.22)	—

Net Asset Value per Share, End of period	$28.97		$22.64	$20.34	$16.27	$15.24	$11.23

Total Return	27.96	% (4)	12.31%	26.79%	10.60%	38.41%	12.30	% (3)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$185,989		$153,647	$103,442	$28,486	$16,527	$3,143

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.79	% (5)	0.83%	0.93%	1.28%	1.79%	4.72	% (5)

After Expense Reimbursement	N/A		N/A	0.82%	1.04%	1.04%	1.05	% (5)

Ratio of Net Investment Income (Loss) to Average Net Assets	1.19	% (5)	0.03%	0.56%	(0.13)%	0.11%	1.03	% (5)

Portfolio Turnover Rate	87.15	% (4)	88.08%	105.28%	49.68%	114.48%	73.83	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period January 29, 2016 (Commencement of Operations) through October 31, 2016.
(4)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying Notes to Financial Statements.

68

TCW New America Premier Equities Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,				January 29, 2016 (Commencement of Operations) through October 31, 2016
			2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$22.59		$20.31	$16.27	$15.24	$11.23	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.11		(0.01)	0.06	(0.02)	0.01	0.08
Net Realized and Unrealized Gain on Investments	6.17		2.44	4.20	1.59	4.22	1.15

Total from Investment Operations	6.28		2.43	4.26	1.57	4.23	1.23

Less Distributions:
Distributions from Net Investment Income	(0.00	) (2)	(0.06)	(0.01)	—	(0.05)	—
Distributions from Net Realized Gain	—		(0.09)	(0.21)	(0.54)	(0.17)	—

Total Distributions	(0.00	) (2)	(0.15)	(0.22)	(0.54)	(0.22)	—

Net Asset Value per Share, End of period	$28.87		$22.59	$20.31	$16.27	$15.24	$11.23

Total Return	27.80	% (4)	12.02%	26.60%	10.60%	38.41%	12.30	% (3)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$28,916		$29,870	$52,130	$4,879	$2,313	$1,128

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.21	% (5)	1.17%	1.28%	2.14%	3.64%	6.08	% (5)

After Expense Reimbursement	1.10	% (5)	1.05%	1.00%	1.04%	1.04%	1.05	% (5)

Ratio of Net Investment Income (Loss) to Average Net Assets	0.85	% (5)	(0.05)%	0.32%	(0.13)%	0.11%	0.98	% (5)

Portfolio Turnover Rate	87.15	% (4)	88.08%	105.28%	49.68%	114.48%	73.83	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period January 29, 2016 (Commencement of Operations) through October 31, 2016.
(4)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying Notes to Financial Statements.

69

TCW Relative Value Dividend Appreciation Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$14.91		$17.92	$17.47	$19.14	$16.95	$16.49

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.19		0.40	0.39	0.35	0.48	0.35
Net Realized and Unrealized Gain (Loss) on Investments	6.21		(1.81)	1.37	(0.90)	2.17	0.41

Total from Investment Operations	6.40		(1.41)	1.76	(0.55)	2.65	0.76

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.41)	(0.39)	(0.40)	(0.46)	(0.30)
Distributions from Net Realized Gain	—		(1.19)	(0.92)	(0.72)	—	—

Total Distributions	(0.20)		(1.60)	(1.31)	(1.12)	(0.46)	(0.30)

Net Asset Value per Share, End of period	$21.11		$14.91	$17.92	$17.47	$19.14	$16.95

Total Return	43.09	% (2)	(8.71)%	11.27%	(3.28)%	15.69%	4.66%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$76,736		$55,326	$88,314	$95,108	$128,498	$165,331

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.74	% (3)	0.75%	0.75%	0.78%	0.78%	0.87%

After Expense Reimbursement	0.70	% (3)	0.71%	0.74%	N/A	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	2.01	% (3)	2.53%	2.28%	1.84%	2.60%	2.11%

Portfolio Turnover Rate	10.18	% (2)	19.68%	17.71%	18.48%	23.45%	19.13%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

70

TCW Relative Value Dividend Appreciation Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$15.20		$18.24	$17.77	$19.46	$17.23	$16.76

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.37	0.37	0.32	0.43	0.31
Net Realized and Unrealized Gain (Loss) on Investments	6.34		(1.84)	1.38	(0.93)	2.23	0.43

Total from Investment Operations	6.51		(1.47)	1.75	(0.61)	2.66	0.74

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.38)	(0.36)	(0.36)	(0.43)	(0.27)
Distributions from Net Realized Gain	—		(1.19)	(0.92)	(0.72)	—	—

Total Distributions	(0.18)		(1.57)	(1.28)	(1.08)	(0.43)	(0.27)

Net Asset Value per Share, End of period	$21.53		$15.20	$18.24	$17.77	$19.46	$17.23

Total Return	43.01	% (2)	(8.88)%	11.02%	(3.52)%	15.46%	4.43%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$201,071		$152,934	$223,322	$411,123	$493,766	$876,421

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.02	% (3)	1.02%	1.04%	1.05%	1.05%	1.15%

After Expense Reimbursement	0.90	% (3)	0.92%	0.96%	1.00%	1.00%	1.11%

Ratio of Net Investment Income to Average Net Assets	1.82	% (3)	2.32%	2.10%	1.62%	2.24%	1.86%

Portfolio Turnover Rate	10.18	% (2)	19.68%	17.71%	18.48%	23.45%	19.13%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

71

TCW Relative Value Large Cap Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$10.84		$18.69	$19.82	$24.30	$21.38	$21.99

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.22	0.33	0.28	0.49	0.32
Net Realized and Unrealized Gain (Loss) on Investments	4.53		(0.57)	0.84	(1.18)	3.96	0.19

Total from Investment Operations	4.62		(0.35)	1.17	(0.90)	4.45	0.51

Less Distributions:
Distributions from Net Investment Income	(0.22)		(0.49)	(0.31)	(0.47)	(0.41)	(0.25)
Distributions from Net Realized Gain	(0.83)		(7.01)	(1.99)	(3.11)	(1.12)	(0.87)

Total Distributions	(1.05)		(7.50)	(2.30)	(3.58)	(1.53)	(1.12)

Net Asset Value per Share, End of period	$14.41		$10.84	$18.69	$19.82	$24.30	$21.38

Total Return	44.52	% (2)	(7.02)%	8.13%	(5.11)%	21.55%	2.61%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$122,164		$83,765	$136,917	$402,035	$472,078	$480,174

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.78	% (3)	0.80%	0.78%	0.77%	0.77%	0.88%

After Expense Reimbursement	0.70	% (3)	0.71%	0.74%	N/A	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	1.31	% (3)	1.88%	1.79%	1.28%	2.11%	1.57%

Portfolio Turnover Rate	10.55	% (2)	31.17%	19.47%	20.47%	24.44%	14.71%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

72

TCW Relative Value Large Cap Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$10.79		$18.62	$19.74	$24.21	$21.31	$21.91

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.07		0.19	0.28	0.23	0.44	0.28
Net Realized and Unrealized Gain (Loss) on Investments	4.52		(0.56)	0.86	(1.18)	3.94	0.19

Total from Investment Operations	4.59		(0.37)	1.14	(0.95)	4.38	0.47

Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.45)	(0.27)	(0.41)	(0.36)	(0.20)
Distributions from Net Realized Gain	(0.83)		(7.01)	(1.99)	(3.11)	(1.12)	(0.87)

Total Distributions	(1.02)		(7.46)	(2.26)	(3.52)	(1.48)	(1.07)

Net Asset Value per Share, End of period	$14.36		$10.79	$18.62	$19.74	$24.21	$21.31

Total Return	44.43	% (2)	(7.17)%	7.92%	(5.35)%	21.27%	2.42%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$12,496		$9,277	$11,535	$13,003	$16,373	$19,530

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.22	% (3)	1.32%	1.24%	1.21%	1.16%	1.23%

After Expense Reimbursement	0.90	% (3)	0.91%	0.95%	0.99%	1.00%	1.10%

Ratio of Net Investment Income to Average Net Assets	1.11	% (3)	1.67%	1.52%	1.05%	1.93%	1.35%

Portfolio Turnover Rate	10.55	% (2)	31.17%	19.47%	20.47%	24.44%	14.71%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

73

TCW Relative Value Mid Cap Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$18.90		$21.06	$22.44	$25.96	$20.02	$22.43

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.07		0.17	0.18	0.12	0.11	0.18
Net Realized and Unrealized Gain (Loss) on Investments	10.10		(1.78)	0.21	(1.56)	5.96	0.34

Total from Investment Operations	10.17		(1.61)	0.39	(1.44)	6.07	0.52

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.18)	(0.15)	(0.13)	(0.13)	(0.16)
Distributions from Net Realized Gain	—		(0.37)	(1.62)	(1.95)	—	(2.77)

Total Distributions	(0.17)		(0.55)	(1.77)	(2.08)	(0.13)	(2.93)

Net Asset Value per Share, End of period	$28.90		$18.90	$21.06	$22.44	$25.96	$20.02

Total Return	54.06	% (2)	(8.07)%	3.18%	(6.48)%	30.40%	3.53%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$63,499		$51,021	$63,957	$72,527	$84,136	$74,840

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.94	% (3)	0.97%	0.95%	0.92%	0.99%	0.98%

After Expense Reimbursement	0.85	% (3)	0.87%	0.90%	N/A	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	0.60	% (3)	0.90%	0.86%	0.48%	0.45%	0.96%

Portfolio Turnover Rate	16.24	% (2)	42.07%	25.89%	22.60%	31.93%	17.81%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

74

TCW Relative Value Mid Cap Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$18.34		$20.45	$21.82	$25.28	$19.50	$21.90

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.15	0.15	0.09	0.07	0.14
Net Realized and Unrealized Gain (Loss) on Investments	9.81		(1.74)	0.21	(1.52)	5.80	0.32

Total from Investment Operations	9.87		(1.59)	0.36	(1.43)	5.87	0.46

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.15)	(0.11)	(0.08)	(0.09)	(0.09)
Distributions from Net Realized Gain	—		(0.37)	(1.62)	(1.95)	—	(2.77)

Total Distributions	(0.15)		(0.52)	(1.73)	(2.03)	(0.09)	(2.86)

Net Asset Value per Share, End of period	$28.06		$18.34	$20.45	$21.82	$25.28	$19.50

Total Return	54.00	% (2)	(8.18)%	3.12%	(6.61)%	30.15%	3.30%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$16,127		$10,902	$14,448	$18,040	$19,095	$16,839

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.35	% (3)	1.42%	1.37%	1.31%	1.37%	1.35%

After Expense Reimbursement	0.95	% (3)	0.97%	1.00%	1.04%	1.16%	1.20%

Ratio of Net Investment Income to Average Net Assets	0.52	% (3)	0.81%	0.76%	0.36%	0.29%	0.74%

Portfolio Turnover Rate	16.24	% (2)	42.07%	25.89%	22.60%	31.93%	17.81%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

75

TCW Select Equities Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$34.13		$27.64	$27.13	$30.42	$26.06	$29.65

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.05)		(0.08)	(0.06)	(0.08)	(0.05)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	7.08		9.04	4.21	3.37	5.99	(1.42)

Total from Investment Operations	7.03		8.96	4.15	3.29	5.94	(1.52)

Less Distributions:
Distributions from Net Realized Gain	(2.52)		(2.47)	(3.64)	(6.58)	(1.58)	(2.07)

Net Asset Value per Share, End of period	$38.64		$34.13	$27.64	$27.13	$30.42	$26.06

Total Return	21.30	% (2)	34.59%	18.98%	12.59%	24.47%	(5.56%)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$719,200		$633,683	$770,079	$740,485	$768,535	$1,264,622

Ratio of Expenses to Average Net Assets	0.76	% (3)	0.76%	0.80%	0.87%	0.88%	0.89%

Ratio of Net Investment Loss to Average Net Assets	(0.25	)% (3)	(0.28)%	(0.25)%	(0.29)%	(0.18)%	(0.38)%

Portfolio Turnover Rate	5.66	% (2)	4.09%	6.41%	15.43%	17.95%	14.05%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

76

TCW Select Equities Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$29.95		$24.59	$24.61	$28.23	$24.35	$27.91

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.07)		(0.13)	(0.11)	(0.13)	(0.10)	(0.16)
Net Realized and Unrealized Gain (Loss) on Investments	6.18		7.96	3.73	3.09	5.56	(1.33)

Total from Investment Operations	6.11		7.83	3.62	2.96	5.46	(1.49)

Less Distributions:
Distributions from Net Realized Gain	(2.52)		(2.47)	(3.64)	(6.58)	(1.58)	(2.07)

Net Asset Value per Share, End of period	$33.54		$29.95	$24.59	$24.61	$28.23	$24.35

Total Return	21.20	% (2)	34.26%	18.74%	12.36%	24.20%	(5.81)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$167,980		$161,625	$132,332	$133,252	$138,807	$151,174

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.04	% (3)	1.06%	1.08%	1.15%	1.16%	1.16%

After Expense Reimbursement	0.96	% (3)	0.99%	1.01%	1.08%	1.11%	1.14%

Ratio of Net Investment Loss to Average Net Assets	(0.44	)% (3)	(0.51)%	(0.45)%	(0.50)%	(0.39)%	(0.64)%

Portfolio Turnover Rate	5.66	% (2)	4.09%	6.41%	15.43%	17.95%	14.05%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

77

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021 (181 days).

Actual Expenses:    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2020 to April 30, 2021)

TCW Artificial Intelligence Equity Fund
I Class Shares
Actual	$1,000.00	$1,224.50	0.90%		$4.96
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%		4.51

N Class Shares
Actual	$1,000.00	$1,223.90	1.00%		$5.51
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%		5.01

TCW Conservative Allocation Fund
I Class Shares
Actual	$1,000.00	$1,119.30	0.34	% (1)	$1.79	(1)
Hypothetical (5% return before expenses)	1,000.00	1,023.11	0.34	% (1)	1.71	(1)

N Class Shares
Actual	$1,000.00	$1,117.50	0.69	% (1)	$3.62	(1)
Hypothetical (5% return before expenses)	1,000.00	1,021.37	0.69	% (1)	3.46	(1)

TCW Global Real Estate Fund
I Class Shares
Actual	$1,000.00	$1,315.80	0.96%		$5.51
Hypothetical (5% return before expenses)	1,000.00	1,020.03	0.96%		4.81

N Class Shares
Actual	$1,000.00	$1,315.20	1.09%		$6.26
Hypothetical (5% return before expenses)	1,000.00	1,019.39	1.09%		5.46

78

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2020 to April 30, 2021)
TCW New America Premier Equities Fund
I Class Shares
Actual	$1,000.00	$1,279.60	0.79%	$4.47
Hypothetical (5% return before expenses)	1,000.00	1,020.88	0.79%	3.96

N Class Shares
Actual	$1,000.00	$1,278.00	1.10%	$6.21
Hypothetical (5% return before expenses)	1,000.00	1,019.34	1.10%	5.51

TCW Relative Value Dividend Appreciation Fund
I Class Shares
Actual	$1,000.00	$1,430.90	0.70%	$4.22
Hypothetical (5% return before expenses	1,000.00	1,021.32	0.70%	3.51

N Class Shares
Actual	$1,000.00	$1,430.10	0.90%	$5.42
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51

TCW Relative Value Large Cap Fund
I Class Shares
Actual	$1,000.00	$1,445.20	0.70%	$4.24
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51

N Class Shares
Actual	$1,000.00	$1,444.30	0.90%	$5.45
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51

TCW Relative Value Mid Cap Fund
I Class Shares
Actual	$1,000.00	$1,540.60	0.85%	$5.35
Hypothetical (5% return before expenses)	1,000.00	1,020.58	0.85%	4.26

N Class Shares
Actual	$1,000.00	$1,540.00	0.95%	$5.98
Hypothetical (5% return before expenses)	1,000.00	1,020.08	0.95%	4.76

TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$1,213.00	0.76%	$4.17
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.76%	3.81

N Class Shares
Actual	$1,000.00	$1,212.00	0.96%	$5.27
Hypothetical (5% return before expenses)	1,000.00	1,020.03	0.96%	4.81

(1)	Does not include expenses of the underlying affiliated investments.

79

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

80

TCW Funds, Inc.

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

Peter McMillan

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

David Lippman

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Gladys Xiques

Chief Compliance Officer and Anti-Money Laundering Officer

Patrick W. Dennis

Vice President and Assistant Secretary

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

FUNDsarEQ0421

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

Paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.tcw.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. You can call 1-800-FUND-TCW (1-800-386-3829), if you invest directly with the Fund, or contact your financial intermediary, if you invest though a financial intermediary, to inform the Fund or the financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held directly with TCW or through your financial intermediary.

TCW Funds, Inc.

To Our Valued Shareholders

David Lippman President, Chief Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2021. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our Fund family. As of April 30, 2021, the TCW Funds held total assets of approximately $18.6 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2021 for the TCW Funds’ Fixed Income Funds.

Economic Review and Market Environment

After a sharp market downturn in early 2020 catalyzed by the global pandemic and subsequent economic shutdowns, a cascade of Federal Reserve liquidity and Congressional commitments sent markets soaring, notwithstanding a backdrop of ongoing uncertainty. This trend continued into the end of 2020, and through the early part of 2021, albeit with fits and starts, and higher prices nearly everywhere betrayed few worries, reflected in a nearly 29% gain for the S&P 500 Index during the six-month period. On the fiscal side, the new Biden administration was quick to provide support in the form of massive back-to-back relief bills in both December 2020 (COVID Relief Bill) and March 2021 (American Rescue Plan) which flooded the market with over $2 trillion of liquidity, while signaling more to come. Cut to 2021 and, at least in the U.S. Treasury market (and those priced therefrom), an apparent fear of overstimulation materialized, leading to a sustained rise in rates. Largely as a result of first quarter moves, the yield curve meaningfully steepened over the six-month period, as the front-end was anchored by the Fed’s zero interest rate policy while 10- and 30-Year yields were approximately 75 and 64 bps higher, respectively. Among the drivers were a recasting of inflationary expectations and a steady emergence from lockdowns, the latter precipitated by an ever-expanding rollout and administration of COVID-19 vaccines. The former, unsurprisingly, gained momentum on Fed representations to maintain a “lower for longer” accommodation on the funds rate, while signaling no premature curb to its asset purchases — the “mistake” that spurred 2013’s Taper Tantrum that punished equities and bonds alike. In the here and now, however, worries over rising prices are still just that, worries, as economic data remains mixed. In particular, labor markets are challenged, despite the dip in aggregate unemployment to 6.3%. The economy is still over eight million jobs below its pre-pandemic level, the labor force participation rate remains historically low and, intuitively, it’s not especially hard to envision things not coming back as they were in some places. Simultaneously, it’s difficult to imagine an overall pace of growth that doesn’t exceed last year and the first estimate of economic GDP growth corroborated that in April with an impressive 6.4% annualized pace.

Fixed income total returns were broadly negative given the rise in rates during the period, reflected in a 1.5% loss for the Bloomberg Barclays U.S. Aggregate Index, though excess returns over duration-matched Treasuries for the Index came to 142 bps. The relative performance was driven by investment grade credit, which was buoyed by persistent investor demand notwithstanding massive issuance levels, leading to nearly 40 bps of spread compression for the sector. Within the corporate space, returns were driven by pro-cyclical, COVID-impacted industries such as energy and transportation as vaccine deployment picked up and economic restrictions eased. Similarly, higher beta, lower quality credits tended to outperform, and high yield corporates were an outlier in delivering an impressive positive total return profile of nearly 8% during the six-month period. Notably, lower-rated CCC credits handily outpaced BB- and B-rated issues on both a total and excess return basis during the period, with fewer and fewer instances of bonds trading below par as risk appetite supported even marginal issuers. Meanwhile, securitized products generally lagged

Letter to Shareholders (Continued)

corporate credit, though still posted positive excess returns over Treasuries. Agency mortgage-backed securities (MBS) were weighed down by rate volatility in 1Q21, though benefitted from a strong technical backdrop of ongoing Fed purchases and solid bank demand to outpace duration-matched Treasuries by nearly 50 bps. Within commercial MBS (CMBS), non-agency backed issues outperformed, with roughly 265 bps of positive excess return, while agency-backed CMBS generated a more muted 161 bps.

The Economy and Market Ahead

The accelerating pace of COVID-19 vaccinations is stoking optimism with respect to the economic reopening process and permitting a relaxation of most U.S. jurisdictions’ restrictions, leading to upward revisions to GDP expectations for 2021. That rosier outlook aside, the pandemic has fundamentally challenged the economy, markets, policy, and our day-to-day lives. Unprecedented levels of policy stimulus and monetary accommodation have overwhelmed the economy and markets with liquidity, allowing households and businesses to stay afloat through deep uncertainty. While the path to a post pandemic “new normal” is not entirely clear, it seems unavoidable that there will be permanent impairment in certain industries. Furthermore, the fact that current valuations are dependent on policy support is indisputable, making the market susceptible to potential headwinds such as an eventual pullback by the Fed. Investors should not overlook the fundamental challenges that remain, particularly for an economy increasingly dependent on an environment of low interest rates, given the amount of debt servicing costs from the uptick in leverage.

Given historically rich pricing, limited yield compensation and abundant risks, the Funds have returned to a more defensive position, with ample levels of liquidity to respond to potential volatility. While the improving economic outlook is positive for corporate creditworthiness and companies’ ability to repay debts, credit valuations are, in management’s view, generally expensive, as much of the good news is already priced in with little margin for error. As such, exposure has been modestly trimmed on strength, though some areas with elevated spread have been preserved to maintain carry on the limited risk posture while the team continues to emphasize selective idiosyncratic opportunities. Within securitized, the preference remains in current coupon agency MBS TBAs which remain attractive given relatively high carry of TBAs versus specified pools; the sector continues to benefit from the significant tailwind of Fed sponsorship, with the central bank signaling its commitment to sizable purchases for the foreseeable future. Legacy non-agency MBS remain attractive from a collateral perspective, with the added benefit of having largely floating rate coupons if rates continue to rise, and the team will seek to add new exposure at favorable valuations. In CMBS, though current holdings continue to focus on top-of-the-capital structure exposures in single asset, single borrower (SASB) AAA-rated issues, opportunities are beginning to present in AA- and A-rated collateral with good loan-to-value (LTV) ratios, i.e., protection, and good spread compensation. A similar strategy applies to collateralized loan obligations (CLOs), with possible additions on well-collateralized AA-rated issues offering good yields.

We truly value our relationship with you and thank you for making the TCW Funds part of your long-term investment plan. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David Lippman

President, Chief Executive Officer and Director

TCW Funds, Inc.

Performance Summary (Unaudited)

	NAV	Six Months Return as of April 30, 2021	Total Return Annualized as of April 30, 2021(1)
			1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Core Fixed Income Fund
I Class	$11.54	(0.76)%	1.31%	3.52%	3.58%	5.88	% (2)	01/01/90	(3)
N Class	$11.52	(0.77)%	1.19%	3.31%	3.31%	4.98%		02/26/99
Plan Class	$11.60	(0.89)%	1.70%	N/A	N/A	2.60%		02/28/20

TCW Enhanced Commodity Strategy Fund
I Class	$5.49	27.66%	53.98%	4.08%	(4.00)%	(3.58)%		03/31/11
N Class	$5.49	27.92%	54.27%	4.02%	(4.02)%	(3.60)%		03/31/11

TCW Global Bond Fund
I Class	$10.42	1.24%	8.27%	3.51%	N/A	3.24%		11/30/11
N Class	$10.42	1.19%	8.17%	3.46%	N/A	3.22%		11/30/11

TCW High Yield Bond Fund
I Class	$6.87	5.03%	12.97%	6.88%	5.47%	7.20	% (2)	02/01/89	(3)
N Class	$6.91	4.89%	12.64%	6.61%	5.25%	5.52%		02/26/99

TCW Short Term Bond Fund
I Class	$8.65	1.07%	2.20%	1.81%	1.37%	3.77	% (2)	02/01/90	(3)

TCW Total Return Bond Fund
I Class	$10.13	(1.52)%	0.20%	3.30%	4.20%	6.17%		06/17/93
N Class	$10.44	(1.66)%	(0.11)%	3.01%	3.90%	5.61%		02/26/99
Plan Class	$10.18	(1.39)%	0.55%	N/A	N/A	1.52%		02/28/20

(1)	Past performance is not indicative of future performance.
(2)

Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

(3)	Inception date of the predecessor entity.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 106.9% of Net Assets

CORPORATE BONDS — 21.4%

Agriculture — 0.6%

BAT Capital Corp.

2.73%	03/25/31	$695,000	$668,034

4.39%	08/15/37	470,000	484,262

4.54%	08/15/47	1,270,000	1,252,861

5.28%	04/02/50	1,285,000	1,399,307

Imperial Brands Finance PLC

3.13% (1)	07/26/24	2,300,000	2,427,489

Reynolds American, Inc.

5.70%	08/15/35	260,000	304,888

5.85%	08/15/45	2,770,000	3,193,117

			9,729,958

Airlines — 0.3%

America West Airlines, Inc. Pass-Through Certificates (01-1) (EETC)

5.98%	10/19/23	428,867	441,211

Delta Air Lines Pass-Through Trust (19-1-AA)

3.20%	10/25/25	1,500,000	1,567,695

Northwest Airlines LLC Pass-Through Certificates (01-1-A1) (EETC)

7.04%	10/01/23	348,133	358,300

US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC)

6.25%	10/22/24	244,542	249,753

US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC)

5.90%	04/01/26	1,140,963	1,192,306

US Airways Group, Inc. Pass-Through Certificates (12-2-A) (EETC)

4.63%	12/03/26	484,141	478,598

			4,287,863

Auto Manufacturers — 0.5%

Ford Motor Credit Co. LLC

1.07% (3 mo. USD LIBOR + 0.880%) (2)	10/12/21	2,265,000	2,259,515

1.26% (3 mo. USD LIBOR + 1.080%) (2)	08/03/22	1,000,000	992,500

1.46% (3 mo. USD LIBOR + 1.270%) (2)	03/28/22	445,000	444,343

3.22%	01/09/22	990,000	1,001,929

3.81%	10/12/21	636,000	643,254

General Motors Financial Co., Inc.

3.15%	06/30/22	1,540,000	1,581,917

3.20%	07/06/21	510,000	511,261

3.45%	04/10/22	310,000	317,065

4.20%	11/06/21	375,000	382,147

4.38%	09/25/21	600,000	609,300

			8,743,231

Issues	Maturity Date	Principal Amount	Value

Banks — 4.0%

Bank of America Corp.

1.66% (SOFR + 0.910%) (2)	03/11/27	$3,430,000	$3,456,758

1.73% (SOFR + 0.960%) (2)	07/22/27	3,440,000	3,472,818

2.88% (3 mo. USD LIBOR + 1.190%) (2)	10/22/30	750,000	778,490

4.08% (3 mo. USD LIBOR + 3.150%) (2)	03/20/51	1,605,000	1,796,653

Citigroup, Inc.

1.12% (SOFR + 0.765%) (2)	01/28/27	1,225,000	1,205,601

4.41% (SOFR + 3.914%) (2)	03/31/31	1,225,000	1,402,819

Credit Suisse Group AG

1.31% (SOFR + 0.980%) (1)(2)	02/02/27	1,370,000	1,336,901

2.19% (SOFR + 2.044%) (1)(2)	06/05/26	780,000	797,022

2.59% (SOFR + 1.560%) (1)(2)	09/11/25	1,550,000	1,613,085

4.28% (1)	01/09/28	1,360,000	1,510,797

4.55%	04/17/26	165,000	185,933

Fifth Third Bancorp

2.55%	05/05/27	1,755,000	1,844,236

Goldman Sachs Group, Inc. (The)

0.48%	01/27/23	3,000,000	3,001,980

1.43% (SOFR + 0.798%) (2)	03/09/27	4,110,000	4,096,026

3.69% (3 mo. USD LIBOR + 1.510%) (2)	06/05/28	590,000	650,840

HSBC Holdings PLC

1.59% (SOFR + 1.290%) (2)	05/24/27	2,610,000	2,593,678

2.01% (SOFR + 1.732%) (2)	09/22/28	2,365,000	2,347,097

HSBC Holdings PLC (United Kingdom)

2.63% (SOFR + 1.402%) (2)	11/07/25	535,000	561,081

JPMorgan Chase & Co.

1.58% (SOFR + 0.885%) (2)	04/22/27	2,465,000	2,476,462

2.08% (SOFR + 1.850%) (2)	04/22/26	790,000	816,501

4.02% (3 mo. USD LIBOR +1.000%) (2)	12/05/24	965,000	1,045,295

Lloyds Banking Group PLC (United Kingdom)

1.63% (1 year Treasury Constant Maturity Rate + 0.850%) (2)	05/11/27	1,500,000	1,500,300

2.91% (3 mo. USD LIBOR + 0.810%) (2)	11/07/23	1,935,000	2,004,166

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

3.87% (1-year Treasury Constant Maturity Rate + 3.500%) (2)	07/09/25	$1,600,000	$1,741,050

Macquarie Group, Ltd.

1.34% (SOFR + 1.069%) (1)(2)	01/12/27	2,510,000	2,477,644

Morgan Stanley

1.59% (SOFR + 0.879%) (2)	05/04/27	2,470,000	2,481,658

Santander UK Group Holdings PLC (United Kingdom)

1.09% (SOFR + 0.787%) (2)	03/15/25	3,265,000	3,273,783

3.37% (3 mo. USD LIBOR + 1.080%) (2)	01/05/24	2,460,000	2,571,709

4.80% (3 mo. USD LIBOR +1.570%) (2)	11/15/24	960,000	1,055,552

Santander UK PLC (United Kingdom)

5.00% (1)	11/07/23	1,050,000	1,151,428

Wells Fargo & Co.

2.16% (3 mo. USD LIBOR + 0.750%) (2)	02/11/26	3,610,000	3,740,692

2.39% (SOFR + 2.100%) (2)	06/02/28	265,000	273,051

2.88% (SOFR + 1.432%) (2)	10/30/30	3,930,000	4,080,165

3.58% (3 mo. USD LIBOR + 1.310%) (2)	05/22/28	1,015,000	1,114,017

5.01% (SOFR + 4.502%) (2)	04/04/51	1,765,000	2,295,604

			66,750,892

Beverages — 0.3%

Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc.

4.90%	02/01/46	2,325,000	2,782,041

Anheuser-Busch InBev Worldwide, Inc.

4.50%	06/01/50	917,000	1,055,183

Bacardi, Ltd.

2.75% (1)	07/15/26	750,000	785,857

			4,623,081

Biotechnology — 0.3%

Gilead Sciences, Inc.

0.71% (3 mo. USD LIBOR + 0.520%) (2)	09/29/23	4,720,000	4,725,178

Chemicals — 0.1%

International Flavors & Fragrances, Inc.

5.00%	09/26/48	1,975,000	2,479,827

Issues	Maturity Date	Principal Amount	Value

Commercial Services — 0.3%

IHS Markit, Ltd.

3.63%	05/01/24	$1,000,000	$1,077,765

4.00% (1)	03/01/26	1,015,000	1,125,457

4.75% (1)	02/15/25	750,000	843,113

4.75%	08/01/28	1,750,000	2,028,784

			5,075,119

Computers — 0.1%

Apple, Inc.

2.65%	02/08/51	1,000,000	930,270

3.85%	05/04/43	275,000	315,748

			1,246,018

Diversified Financial Services — 1.1%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

3.65%	07/21/27	640,000	680,583

3.88%	01/23/28	430,000	455,505

3.95%	02/01/22	685,000	699,643

Air Lease Corp.

3.25%	03/01/25	1,300,000	1,379,375

Avolon Holdings Funding, Ltd.

2.88% (1)	02/15/25	1,550,000	1,582,147

3.95% (1)	07/01/24	405,000	430,049

5.13% (1)	10/01/23	90,000	96,830

5.25% (1)	05/15/24	115,000	125,587

GE Capital Funding LLC

4.40% (1)	05/15/30	1,405,000	1,599,386

GE Capital International Funding Co. Unlimited Co. (Ireland)

4.42%	11/15/35	4,110,000	4,735,881

LSEGA Financing PLC (United Kingdom)

2.00% (1)	04/06/28	2,470,000	2,466,337

Park Aerospace Holdings, Ltd.

4.50% (1)	03/15/23	2,715,000	2,850,456

5.25% (1)	08/15/22	425,000	444,333

5.50% (1)	02/15/24	385,000	422,519

Raymond James Financial, Inc.

4.95%	07/15/46	460,000	582,204

			18,550,835

Electric — 1.4%

Appalachian Power Co.

4.45%	06/01/45	690,000	800,799

Duke Energy Progress LLC

3.70%	10/15/46	1,325,000	1,443,879

El Paso Electric Co.

3.30%	12/15/22	2,065,000	2,102,598

Indiana Michigan Power Co.

4.55%	03/15/46	920,000	1,098,095

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Electric (Continued)

ITC Holdings Corp.

2.95% (1)	05/14/30	$2,000,000	$2,073,422

KCP&L Greater Missouri Operations Co.

8.27%	11/15/21	1,100,000	1,142,291

Metropolitan Edison Co.

3.50% (1)	03/15/23	3,030,000	3,145,957

MidAmerican Energy Co.

5.80%	10/15/36	1,655,000	2,241,931

NextEra Energy Capital Holdings, Inc.

0.45% (3 mo. USD LIBOR + 0.270%) (2)	02/22/23	3,000,000	3,000,600

Niagara Mohawk Power Corp.

2.72% (1)	11/28/22	920,000	949,913

Puget Energy, Inc.

6.00%	09/01/21	1,820,000	1,852,388

Tucson Electric Power Co.

4.00%	06/15/50	1,500,000	1,680,870

5.15%	11/15/21	1,000,000	1,013,171

			22,545,914

Food — 0.4%

Kraft Heinz Foods Co.

4.88%	10/01/49	537,000	617,072

5.00%	07/15/35	720,000	844,200

5.00%	06/04/42	2,133,000	2,467,211

5.20%	07/15/45	775,000	918,768

Kroger Co. (The)

5.40%	01/15/49	1,320,000	1,748,125

			6,595,376

Gas — 0.2%

CenterPoint Energy Resources Corp.

6.25%	02/01/37	1,610,000	2,042,148

KeySpan Gas East Corp.

5.82% (1)	04/01/41	1,551,000	2,069,794

			4,111,942

Health Care-Services — 1.2%

Anthem, Inc.

3.65%	12/01/27	2,405,000	2,673,480

Centene Corp.

3.00%	10/15/30	3,888,000	3,863,700

CommonSpirit Health

2.78%	10/01/30	790,000	807,182

4.35%	11/01/42	600,000	671,328

HCA, Inc.

4.13%	06/15/29	2,646,000	2,944,654

4.50%	02/15/27	455,000	514,115

5.00%	03/15/24	620,000	691,195

5.13%	06/15/39	665,000	808,013

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)

5.25%	04/15/25	$1,770,000	$2,036,077

5.25%	06/15/49	600,000	739,300

Saint Barnabas Health Care System

4.00%	07/01/28	3,290,000	3,691,059

			19,440,103

Insurance — 1.1%

Berkshire Hathaway Finance Corp.

4.25%	01/15/49	515,000	615,276

Farmers Exchange Capital

7.20% (1)	07/15/48	1,495,000	2,039,651

Farmers Exchange Capital II

6.15% (3 mo. USD LIBOR + 3.744%) (1)(2)	11/01/53	2,065,000	2,634,152

Nationwide Mutual Insurance Co.

2.47% (3 mo. USD LIBOR + 2.290%) (1)(2)	12/15/24	4,000,000	3,998,190

New York Life Insurance Co.

3.75% (1)	05/15/50	2,430,000	2,614,521

Protective Life Global Funding

1.62% (1)	04/15/26	2,955,000	2,968,563

Teachers Insurance & Annuity Association of America

3.30% (1)	05/15/50	2,980,000	2,952,816

4.27% (1)	05/15/47	130,000	150,359

			17,973,528

Internet — 0.1%

Tencent Holdings, Ltd.

3.68% (1)	04/22/41	825,000	839,211

3.84% (1)	04/22/51	825,000	834,958

3.98% (1)	04/11/29	740,000	809,340

			2,483,509

Media — 0.7%

Charter Communications Operating LLC / Charter Communications Operating Capital

4.91%	07/23/25	1,250,000	1,425,962

5.38%	04/01/38	1,475,000	1,759,675

5.38%	05/01/47	1,205,000	1,414,562

Time Warner Cable LLC

5.88%	11/15/40	1,200,000	1,502,784

ViacomCBS, Inc.

4.20%	05/19/32	1,900,000	2,121,445

Walt Disney Co. (The)

2.65%	01/13/31	1,400,000	1,440,838

3.60%	01/13/51	1,080,000	1,164,870

			10,830,136

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

Miscellaneous Manufacturers — 0.3%

General Electric Co.

0.67% (3 mo. USD LIBOR + 0.480%) (2)	08/15/36	$3,045,000	$2,458,244

4.25%	05/01/40	1,250,000	1,398,737

6.75%	03/15/32	1,000,000	1,352,548

			5,209,529

Oil & Gas — 0.5%

EQT Corp.

3.90%	10/01/27	265,000	276,618

Exxon Mobil Corp.

4.33%	03/19/50	2,280,000	2,666,156

Petroleos Mexicanos

5.95%	01/28/31	995,000	965,548

6.63%	06/15/35	1,105,000	1,067,319

6.75%	09/21/47	2,625,000	2,324,332

6.95%	01/28/60	510,000	451,299

7.69%	01/23/50	850,000	819,613

			8,570,885

Packaging & Containers — 0.3%

Amcor Finance USA, Inc.

3.63%	04/28/26	1,380,000	1,513,943

Berry Global, Inc.

1.57% (1)	01/15/26	3,645,000	3,623,749

			5,137,692

Pharmaceuticals — 1.7%

AbbVie, Inc.

3.80%	03/15/25	653,000	715,295

4.05%	11/21/39	555,000	621,373

4.25%	11/21/49	165,000	187,757

4.40%	11/06/42	1,840,000	2,134,271

4.45%	05/14/46	1,035,000	1,202,515

Bayer US Finance II LLC

4.25% (1)	12/15/25	845,000	943,897

4.38% (1)	12/15/28	4,540,000	5,140,736

4.63% (1)	06/25/38	500,000	577,290

4.88% (1)	06/25/48	2,430,000	2,917,848

Becton Dickinson and Co.

2.82%	05/20/30	1,000,000	1,033,760

Cigna Corp.

3.40%	03/15/51	500,000	497,690

4.13%	11/15/25	4,545,000	5,112,091

CVS Health Corp.

3.88%	07/20/25	1,477,000	1,642,406

5.05%	03/25/48	4,180,000	5,149,760

			27,876,689

Issues	Maturity Date	Principal Amount	Value

Pipelines — 1.3%

Enbridge Energy Partners LP

5.88%	10/15/25	$333,000	$395,261

Energy Transfer LP

4.95%	06/15/28	200,000	225,163

5.00%	05/15/50	1,000,000	1,057,320

5.15%	03/15/45	2,870,000	3,047,000

5.40%	10/01/47	1,763,000	1,918,514

5.95%	10/01/43	630,000	714,970

6.50%	02/01/42	1,400,000	1,702,295

Plains All American Pipeline LP / PAA Finance Corp.

4.50%	12/15/26	2,115,000	2,342,934

Rockies Express Pipeline LLC

4.95% (1)	07/15/29	2,000,000	2,047,520

6.88% (1)	04/15/40	350,000	378,000

Ruby Pipeline LLC

8.00% (1)(3)	04/01/22	1,353,030	1,165,297

Southern Natural Gas Co. LLC

7.35%	02/15/31	2,380,000	3,139,865

TC PipeLines LP

4.38%	03/13/25	710,000	784,790

Texas Eastern Transmission LP

2.80% (1)	10/15/22	920,000	944,684

TransCanada PipeLines, Ltd. (Canada)

6.10%	06/01/40	375,000	497,816

Williams Partners LP

6.30%	04/15/40	650,000	848,687

			21,210,116

REIT — 1.1%

American Campus Communities Operating Partnership LP

3.30%	07/15/26	1,000,000	1,080,024

4.13%	07/01/24	1,425,000	1,557,174

Boston Properties LP

3.25%	01/30/31	1,395,000	1,461,528

CyrusOne LP / CyrusOne Finance Corp.

2.15%	11/01/30	1,570,000	1,473,209

GLP Capital LP / GLP Financing II, Inc.

4.00%	01/15/30	560,000	594,227

5.30%	01/15/29	1,280,000	1,460,493

5.38%	11/01/23	1,000,000	1,098,750

5.38%	04/15/26	1,528,000	1,731,533

5.75%	06/01/28	1,600,000	1,867,390

Healthcare Trust of America Holdings LP

2.00%	03/15/31	2,350,000	2,221,522

SL Green Operating Partnership LP

3.25%	10/15/22	2,380,000	2,462,110

Ventas Realty LP

3.85%	04/01/27	690,000	767,636

			17,775,596

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Retail — 0.1%

Alimentation Couche-Tard, Inc. (Canada)

3.55% (1)	07/26/27	$1,710,000	$1,872,024

Savings & Loans — 0.2%

Nationwide Building Society (United Kingdom)

3.62% (3 mo. USD LIBOR + 1.181%) (1)(2)	04/26/23	800,000	824,440

3.77% (3 mo. USD LIBOR + 1.064%) (1)(2)	03/08/24	2,670,000	2,820,520

4.36% (3 mo. USD LIBOR + 1.392%) (1)(2)	08/01/24	400,000	431,180

			4,076,140

Semiconductors — 0.1%

Intel Corp.

4.10%	05/19/46	1,000,000	1,152,330

4.75%	03/25/50	755,000	958,504

			2,110,834

Software — 0.3%

Oracle Corp.

3.60%	04/01/50	2,000,000	1,975,854

3.95%	03/25/51	2,425,000	2,528,208

			4,504,062

Telecommunications — 2.7%

AT&T, Inc.

2.55% (1)	12/01/33	1,175,000	1,122,288

3.55% (1)	09/15/55	1,900,000	1,746,996

3.80% (1)	12/01/57	5,286,000	5,039,727

4.75%	05/15/46	1,130,000	1,299,677

4.85%	03/01/39	1,554,000	1,815,709

5.25%	03/01/37	2,155,000	2,628,820

Level 3 Financing, Inc.

3.88% (1)	11/15/29	2,255,000	2,401,158

Qwest Corp.

7.25%	09/15/25	920,000	1,089,510

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC

3.36% (1)	03/20/23	342,500	343,784

4.74% (1)	09/20/29	6,330,000	6,796,837

5.15% (1)	09/20/29	2,505,000	2,866,196

T-Mobile USA, Inc.

2.55% (1)	02/15/31	977,000	962,365

3.75% (1)	04/15/27	1,675,000	1,845,532

3.88% (1)	04/15/30	3,735,000	4,073,204

4.38% (1)	04/15/40	1,990,000	2,211,388

Verizon Communications, Inc.

2.10%	03/22/28	815,000	822,637

2.55%	03/21/31	3,320,000	3,332,516

Issues	Maturity Date	Principal Amount	Value

Telecommunications (Continued)

Vodafone Group PLC (United Kingdom)

4.88%	06/19/49	$1,897,000	$2,305,742

5.25%	05/30/48	1,390,000	1,758,561

			44,462,647

Water — 0.1%

American Water Capital Corp.

3.45%	05/01/50	2,385,000	2,488,437

Total Corporate Bonds

(Cost: $337,104,364)			355,487,161

MUNICIPAL BONDS — 0.7%

City of New York NY, General Obligation Unlimited

1.82%	08/01/30	1,325,000	1,285,391

3.00%	08/01/34	380,000	400,379

Los Angeles Unified School District/CA, General Obligation

5.76%	07/01/29	2,500,000	3,122,220

Metropolitan Transportation Authority, Revenue Bond

5.18%	11/15/49	335,000	422,735

New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond

2.00%	08/01/35	1,000,000	928,612

2.40%	11/01/32	585,000	589,071

New York City Water and Sewer System, Revenue Bond

4.00%	06/15/50	690,000	810,474

Regents of the University of California Medical Center Pooled, Revenue Bond

3.26%	05/15/60	3,115,000	3,155,215

Total Municipal Bonds

(Cost: $10,433,132)			10,714,097

ASSET-BACKED SECURITIES — 4.5%

321 Henderson Receivables I LLC (13-3A-A)

4.08% (1)	01/17/73	1,289,976	1,441,615

321 Henderson Receivables I LLC (14-2A-A)

3.61% (1)	01/17/73	1,546,525	1,698,596

AMMC CLO XIII, Ltd. (13-13A-A1R2)

1.23% (3 mo. USD LIBOR + 1.050%) (1)(2)	07/24/29	4,500,000	4,502,790

Babson CLO, Ltd. (16-2A-AR)

1.27% (3 mo. USD LIBOR + 1.080%) (1)(2)	07/20/28	2,406,803	2,407,886

BDS, Ltd. (19-FL4-A)

1.22% (1 mo. USD LIBOR + 1.100%) (1)(2)	08/15/36	5,645,000	5,658,978

Brazos Education Loan Authority, Inc. (12-1-A1)

0.81% (1 mo. USD LIBOR + 0.700%) (2)	12/26/35	625,690	621,853

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Brazos Higher Education Authority, Inc. (10-1-A2)

1.39% (3 mo. USD LIBOR + 1.200%) (2)	02/25/35	$675,000	$686,314

Brazos Higher Education Authority, Inc. (11-1-A3)

1.24% (3 mo. USD LIBOR + 1.050%) (2)	11/25/33	1,695,000	1,728,940

Dryden XXVI Senior Loan Fund (13-26A-AR)

1.08% (3 mo. USD LIBOR + 0.900%) (1)(2)	04/15/29	2,200,000	2,199,758

Educational Funding of the South, Inc. (11-1-A2)

0.83% (3 mo. USD LIBOR + 0.650%) (2)	04/25/35	821,552	817,155

Educational Services of America, Inc. (12-2-A)

0.84% (1 mo. USD LIBOR + 0.730%) (1)(2)	04/25/39	404,149	402,713

Global SC Finance SRL (14-1A-A2)

3.09% (1)	07/17/29	1,002,625	1,012,438

GoldenTree Loan Opportunities IX, Ltd. (14-9A-AR2)

1.29% (3 mo. USD LIBOR + 1.110%) (1)(2)	10/29/29	3,100,000	3,105,261

Higher Education Funding I (14-1-A)

1.24% (3 mo. USD LIBOR + 1.050%) (1)(2)	05/25/34	1,839,351	1,849,796

Navient Student Loan Trust (14-3-A)

0.73% (1 mo. USD LIBOR + 0.620%) (2)	03/25/83	3,179,674	3,165,071

Navient Student Loan Trust (14-4-A)

0.73% (1 mo. USD LIBOR + 0.620%) (2)	03/25/83	1,612,671	1,604,702

Nelnet Student Loan Trust (14-4A-A2)

1.06% (1 mo. USD LIBOR + 0.950%) (1)(2)	11/25/48	2,965,000	3,044,463

OCP CLO, Ltd. (20-19A-A1)

1.94% (3 mo. USD LIBOR + 1.750%) (1)(2)	07/20/31	3,600,000	3,607,124

Octagon Investment Partners XIV, Ltd. (12-1A-AARR)

1.13% (3 mo. USD LIBOR + 0.950%) (1)(2)	07/15/29	4,100,000	4,098,627

PHEAA Student Loan Trust (15-1A-A)

0.71% (1 mo. USD LIBOR + 0.600%) (1)(2)	10/25/41	1,352,280	1,344,208

Skyline Trust (2020-1 A)

3.23% (3)	07/03/38	4,954,800	4,939,704

SLM Student Loan Trust (03-7A-A5A)

1.38% (3 mo. USD LIBOR + 1.200%) (1)(2)	12/15/33	2,336,463	2,341,781

SLM Student Loan Trust (08-2-B)

1.38% (3 mo. USD LIBOR + 1.200%) (2)	01/25/83	710,000	672,927

SLM Student Loan Trust (08-3-B)

1.38% (3 mo. USD LIBOR + 1.200%) (2)	04/26/83	710,000	663,616

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust (08-4-A4)

1.83% (3 mo. USD LIBOR + 1.650%) (2)	07/25/22	$3,945,421	$4,016,866

SLM Student Loan Trust (08-4-B)

2.03% (3 mo. USD LIBOR + 1.850%) (2)	04/25/73	710,000	707,080

SLM Student Loan Trust (08-5-B)

2.03% (3 mo. USD LIBOR + 1.850%) (2)	07/25/73	710,000	702,935

SLM Student Loan Trust (08-6-A4)

1.28% (3 mo. USD LIBOR + 1.100%) (2)	07/25/23	3,271,885	3,273,170

SLM Student Loan Trust (08-6-B)

2.03% (3 mo. USD LIBOR + 1.850%) (2)	07/26/83	710,000	699,606

SLM Student Loan Trust (08-7-B)

2.03% (3 mo. USD LIBOR + 1.850%) (2)	07/26/83	710,000	708,977

SLM Student Loan Trust (08-8-B)

2.43% (3 mo. USD LIBOR + 2.250%) (2)	10/25/75	710,000	714,381

SLM Student Loan Trust (08-9-A)

1.68% (3 mo. USD LIBOR + 1.500%) (2)	04/25/23	1,183,882	1,191,732

SLM Student Loan Trust (08-9-B)

2.43% (3 mo. USD LIBOR + 2.250%) (2)	10/25/83	710,000	715,869

SLM Student Loan Trust (11-2-A2)

1.31% (1 mo. USD LIBOR + 1.200%) (2)	10/25/34	2,000,000	2,034,659

SLM Student Loan Trust (12-7-A3)

0.76% (1 mo. USD LIBOR + 0.650%) (2)	05/26/26	1,763,748	1,726,757

Tricon American Homes Trust (17-SFR1-A)

2.72% (1)	09/17/34	4,841,688	4,868,639

Total Asset-backed Securities

(Cost: $74,249,731)			74,976,987

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.5%

Fannie Mae, Pool #AN0245

3.42%	11/01/35	2,003,901	2,249,506

Fannie Mae, Pool #BL6060

2.46%	04/01/40	1,840,000	1,875,979

Freddie Mac Multifamily Structured Pass-Through Certificates (K155-A3)

3.75%	04/25/33	4,045,000	4,748,188

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $8,010,575)			8,873,673

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 1.7%

BAMLL Commercial Mortgage Securities Trust (18-PARK-A)

4.23% (1)(4)	08/10/38	$1,930,000	$2,205,017

BX Trust (19-OC11-A)

3.20% (1)	12/09/41	585,000	620,839

CALI Mortgage Trust (19-101C-A)

3.96% (1)	03/10/39	1,285,000	1,449,614

Citigroup Commercial Mortgage Trust (20-WSS-A)

2.06% (1 mo. USD LIBOR + 1.950%) (1)(2)	02/15/39	3,905,573	3,969,435

COMM 2015-CCRE27 Mortgage Trust (15-CR27-A3)

3.35%	10/10/48	4,795,909	5,171,291

CPT Mortgage Trust (19-CPT-A)

2.87% (1)	11/13/39	1,105,000	1,162,043

DC Office Trust (19-MTC-A)

2.97% (1)	09/15/45	1,180,000	1,248,201

Hudson Yards Mortgage Trust (19-30HY-A)

3.23% (1)	07/10/39	2,185,000	2,359,413

Hudson Yards Mortgage Trust (19-55HY-A)

3.04% (1)(4)	12/10/41	1,180,000	1,253,071

JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A)

3.40% (1)	06/05/39	1,160,000	1,268,349

Manhattan West Mortgage Trust (20-1MW-A)

2.13% (1)	09/10/39	1,720,000	1,744,910

MKT Mortgage Trust (20-525M-A)

2.69% (1)	02/12/40	1,540,000	1,597,223

Natixis Commercial Mortgage Securities Trust (20-2PAC-A)

2.97% (1)	12/15/38	1,215,000	1,270,938

One Bryant Park Trust (19-OBP-A)

2.52% (1)	09/15/54	1,495,000	1,533,286

SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1)

3.87% (1)(4)	01/05/43	1,710,000	1,728,770

SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2B)

4.14% (1)(4)	01/05/43	70,000	69,341

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $27,860,775)			28,651,741

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 32.3%

Fannie Mae, Pool #FM2318

3.50%	09/01/49	481,405	521,275

Fannie Mae, Pool #MA4152

2.00%	10/01/40	7,008,610	7,162,461

Fannie Mae (19-79-FA)

0.61% (1 mo. USD LIBOR + 0.500%) (2)	01/25/50	2,634,183	2,668,136

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (01-14-SH) (I/F)

27.45% (-1 mo. USD LIBOR + 27.825%) (2)	03/25/30	$86,300	$136,536

Fannie Mae (01-34-FV)

0.61% (1 mo. USD LIBOR + 0.500%) (2)	08/25/31	111,014	111,640

Fannie Mae (04-W10-A6) (PAC)

5.75%	08/25/34	1,113,554	1,232,099

Fannie Mae (07-89-GF)

0.63% (1 mo. USD LIBOR + 0.520%) (2)	09/25/37	447,766	453,131

Fannie Mae (08-30-SA) (I/O) (I/F)

6.74% (-1 mo. USD LIBOR + 6.850%) (2)	04/25/38	79,490	18,532

Fannie Mae (08-62-SN) (I/O) (I/F)

6.09% (-1 mo. USD LIBOR + 6.200%) (2)	07/25/38	64,641	10,694

Fannie Mae (09-64-TB)

4.00%	08/25/29	977,712	1,057,977

Fannie Mae (09-68-SA) (I/O) (I/F)

6.64% (-1 mo. USD LIBOR + 6.750%) (2)	09/25/39	59,739	13,076

Fannie Mae (10-26-AS) (I/O) (I/F)

6.22% (-1 mo. USD LIBOR + 6.330%) (2)	03/25/40	827,599	131,320

Fannie Mae (11-111-DB)

4.00%	11/25/41	2,196,363	2,409,221

Fannie Mae (18-38-LA)

3.00%	06/25/48	1,866,030	1,947,234

Fannie Mae (18-43-CT)

3.00%	06/25/48	1,414,485	1,484,326

Fannie Mae, Pool #254634

5.50%	02/01/23	2,741	3,067

Fannie Mae, Pool #596686

6.50%	11/01/31	10,089	11,460

Fannie Mae, Pool #727575

5.00%	06/01/33	27,480	29,890

Fannie Mae, Pool #748751

5.50%	10/01/33	37,816	39,771

Fannie Mae, Pool #AB2127

3.50%	01/01/26	433,002	463,610

Fannie Mae, Pool #AL0209

4.50%	05/01/41	460,265	521,181

Fannie Mae, Pool #AL0851

6.00%	10/01/40	440,719	513,873

Fannie Mae, Pool #AS9830

4.00%	06/01/47	1,179,332	1,271,095

Fannie Mae, Pool #CA1710

4.50%	05/01/48	2,749,621	3,001,628

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae, Pool #CA1711

4.50%	05/01/48	$2,021,101	$2,209,012

Fannie Mae, Pool #CA2208

4.50%	08/01/48	1,783,010	1,947,640

Fannie Mae, Pool #CA2327

4.00%	09/01/48	734,550	805,772

Fannie Mae, Pool #FM2870

3.00%	03/01/50	2,782,905	2,952,652

Fannie Mae, Pool #MA1146

4.00%	08/01/42	1,097,762	1,216,443

Fannie Mae, Pool #MA1561

3.00%	09/01/33	1,921,083	2,042,159

Fannie Mae, Pool #MA1584

3.50%	09/01/33	2,895,394	3,153,918

Fannie Mae, Pool #MA3182

3.50%	11/01/47	604,211	646,304

Fannie Mae, Pool #MA4093

2.00%	08/01/40	5,944,766	6,075,260

Freddie Mac, Pool #ZM1779

3.00%	09/01/46	1,950,851	2,057,097

Freddie Mac (2439-KZ)

6.50%	04/15/32	92,642	108,260

Freddie Mac (2575-FD) (PAC)

0.56% (1 mo. USD LIBOR + 0.450%) (2)	02/15/33	231,157	233,570

Freddie Mac (2662-MT) (TAC)

4.50%	08/15/33	113,448	123,354

Freddie Mac (3315-S) (I/O) (I/F)

6.30% (-1 mo. USD LIBOR + 6.410%) (2)	05/15/37	14,368	2,090

Freddie Mac (3339-JS) (I/F)

42.09% (-1 mo. USD LIBOR + 42.835%) (2)	07/15/37	332,209	698,739

Freddie Mac (3351-ZC)

5.50%	07/15/37	226,632	263,819

Freddie Mac (3380-SM) (I/O) (I/F)

6.30% (-1 mo. USD LIBOR + 6.410%) (2)	10/15/37	338,803	70,582

Freddie Mac (3382-FL)

0.81% (1 mo. USD LIBOR + 0.700%) (2)	11/15/37	93,412	92,922

Freddie Mac (3439-SC) (I/O) (I/F)

5.79% (-1 mo. USD LIBOR + 5.900%) (2)	04/15/38	1,336,758	209,384

Freddie Mac (3578-DI) (I/O) (I/F)

6.54% (-1 mo. USD LIBOR + 6.650%) (2)	04/15/36	524,281	94,308

Freddie Mac (4818-CA)

3.00%	04/15/48	968,009	1,011,346

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac, Pool #A97179

4.50%	03/01/41	$1,423,869	$1,612,945

Freddie Mac, Pool #C90526

5.50%	02/01/22	653	658

Freddie Mac, Pool #G06360

4.00%	03/01/41	1,733,385	1,933,940

Freddie Mac, Pool #G06498

4.00%	04/01/41	1,224,902	1,360,679

Freddie Mac, Pool #G06499

4.00%	03/01/41	817,591	901,977

Freddie Mac, Pool #G07849

3.50%	05/01/44	988,762	1,079,408

Freddie Mac, Pool #G07924

3.50%	01/01/45	1,612,415	1,756,307

Freddie Mac, Pool #G08710

3.00%	06/01/46	2,097,941	2,213,219

Freddie Mac, Pool #G08711

3.50%	06/01/46	3,730,540	4,027,951

Freddie Mac, Pool #G08715

3.00%	08/01/46	3,997,170	4,216,808

Freddie Mac, Pool #G08716

3.50%	08/01/46	2,558,556	2,761,733

Freddie Mac, Pool #G08721

3.00%	09/01/46	3,246,837	3,425,245

Freddie Mac, Pool #G08722

3.50%	09/01/46	1,008,301	1,088,372

Freddie Mac, Pool #G08726

3.00%	10/01/46	3,097,990	3,268,219

Freddie Mac, Pool #G08732

3.00%	11/01/46	3,085,918	3,255,484

Freddie Mac, Pool #G08792

3.50%	12/01/47	2,793,929	2,988,527

Freddie Mac, Pool #G08816

3.50%	06/01/48	565,138	601,237

Freddie Mac, Pool #G08826

5.00%	06/01/48	645,222	713,503

Freddie Mac, Pool #G08843

4.50%	10/01/48	2,334,844	2,545,508

Freddie Mac, Pool #G16584

3.50%	08/01/33	2,299,799	2,463,822

Freddie Mac, Pool #G18592

3.00%	03/01/31	1,098,709	1,162,724

Freddie Mac, Pool #G18670

3.00%	12/01/32	737,268	779,258

Freddie Mac, Pool #G18713

3.50%	11/01/33	1,551,491	1,662,144

Freddie Mac, Pool #G60038

3.50%	01/01/44	1,474,223	1,607,475

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac, Pool #G60344

4.00%	12/01/45	$784,778	$863,688

Freddie Mac, Pool #G67700

3.50%	08/01/46	1,217,648	1,327,756

Freddie Mac, Pool #G67703

3.50%	04/01/47	7,322,517	7,980,091

Freddie Mac, Pool #G67706

3.50%	12/01/47	4,804,894	5,223,555

Freddie Mac, Pool #G67707

3.50%	01/01/48	9,276,464	10,148,505

Freddie Mac, Pool #G67708

3.50%	03/01/48	8,773,175	9,525,604

Freddie Mac, Pool #G67710

3.50%	03/01/48	7,140,959	7,706,985

Freddie Mac, Pool #G67711

4.00%	03/01/48	2,610,410	2,868,566

Freddie Mac, Pool #G67718

4.00%	01/01/49	2,711,805	2,963,189

Freddie Mac, Pool #Q05261

3.50%	12/01/41	1,510,957	1,658,760

Freddie Mac, Pool #Q20178

3.50%	07/01/43	2,773,725	3,061,534

Freddie Mac, Pool #SD7513

3.50%	04/01/50	854,173	928,652

Freddie Mac, Pool #ZT1703

4.00%	01/01/49	1,846,335	2,017,559

Ginnie Mae (08-27-SI) (I/O) (I/F)

6.35% (-1 mo. USD LIBOR + 6.470%) (2)	03/20/38	220,024	48,033

Ginnie Mae (08-81-S) (I/O) (I/F)

6.08% (-1 mo. USD LIBOR + 6.200%) (2)	09/20/38	853,194	178,958

Ginnie Mae (10-1-S) (I/O) (I/F)

5.63% (-1 mo. USD LIBOR + 5.750%) (2)	01/20/40	1,308,808	133,477

Ginnie Mae (18-124-NW)

3.50%	09/20/48	1,444,690	1,548,351

Ginnie Mae, Pool #608259

4.50%	08/15/33	30,145	33,867

Ginnie Mae, Pool #782114

5.00%	09/15/36	88,981	103,340

Ginnie Mae, Pool #MA3662

3.00%	05/20/46	730,714	773,217

Ginnie Mae, Pool #MA4127

3.50%	12/20/46	2,275,205	2,447,070

Ginnie Mae II, Pool #MA6030

3.50%	07/20/49	295,807	307,862

Ginnie Mae II, Pool #MA3521

3.50%	03/20/46	1,698,500	1,834,334

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Ginnie Mae II, Pool #MA3597

3.50%	04/20/46	$1,650,291	$1,782,270

Ginnie Mae II, Pool #MA3663

3.50%	05/20/46	1,658,676	1,791,324

Ginnie Mae II, Pool #MA4126

3.00%	12/20/46	4,282,506	4,531,601

Ginnie Mae II, Pool #MA4196

3.50%	01/20/47	1,388,392	1,493,785

Ginnie Mae II, Pool #MA4454

5.00%	05/20/47	572,100	637,891

Ginnie Mae II, Pool #MA4510

3.50%	06/20/47	711,923	760,848

Ginnie Mae II, Pool #MA4589

5.00%	07/20/47	1,465,949	1,629,684

Ginnie Mae II, Pool #MA4722

5.00%	09/20/47	496,295	550,021

Ginnie Mae II, Pool #MA4777

3.00%	10/20/47	549,707	580,452

Ginnie Mae II, Pool #MA4836

3.00%	11/20/47	2,147,769	2,271,022

Ginnie Mae II, Pool #MA4837

3.50%	11/20/47	4,726,869	5,052,807

Ginnie Mae II, Pool #MA4838

4.00%	11/20/47	1,408,707	1,523,318

Ginnie Mae II, Pool #MA4901

4.00%	12/20/47	2,414,622	2,609,027

Ginnie Mae II, Pool #MA5078

4.00%	03/20/48	1,851,128	1,996,753

Ginnie Mae II, Pool #MA5399

4.50%	08/20/48	3,801,287	4,153,488

Ginnie Mae II, Pool #MA5466

4.00%	09/20/48	122,223	131,199

Ginnie Mae II, Pool #MA5467

4.50%	09/20/48	236,601	256,592

Ginnie Mae II, Pool #MA6209

3.00%	10/20/49	1,596,190	1,636,054

Ginnie Mae II TBA, 30 Year

2.00% (5)	10/01/50	15,625,000	15,918,579

2.50% (5)	05/01/50	2,025,000	2,105,421

2.50% (5)	05/01/50	19,925,000	20,672,962

Uniform Mortgage-Backed Securities TBA, 15 Year

1.50% (5)	07/01/36	20,150,000	20,368,362

2.00% (5)	02/01/36	7,375,000	7,618,433

2.00% (5)	02/01/36	20,275,000	20,917,749

Uniform Mortgage-Backed Securities TBA, 30 Year

2.00% (5)	01/01/51	11,450,000	11,564,500

2.00% (5)	01/01/51	115,425,000	116,392,071

2.50% (5)	07/01/50	108,575,000	112,387,315

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

2.50% (5)	07/01/50	$11,450,000	$11,882,062

Total Residential Mortgage-Backed Securities — Agency

(Cost: $522,701,393)			535,553,550

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 3.6%

Aames Mortgage Investment Trust (06-1-A4)

0.67% (1 mo. USD LIBOR + 0.560%) (2)	04/25/36	2,800,495	2,783,789

Aegis Asset Backed Securities Trust (05-5-2A)

0.61% (1 mo. USD LIBOR + 0.500%) (2)	12/25/35	900,329	901,261

Ajax Mortgage Loan Trust (19-F-A1)

2.86% (1)	07/25/59	3,596,275	3,705,207

Centex Home Equity (02-C-AF6)

4.50% (4)	09/25/32	27	27

CIM Trust (17-7-A)

3.00% (1)(4)	04/25/57	3,029,271	3,086,680

Citigroup Mortgage Loan Trust, Inc. (05-5-2A2)

5.75% (6)	08/25/35	252,545	200,572

Conseco Financial Corp. (98-6-A8)

6.66% (4)	06/01/30	52,275	52,524

Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA)

5.75%	04/22/33	6,782	7,077

CSMC Series, Ltd. (10-3R-2A3)

4.29% (1)(4)	12/26/36	1,570,134	1,593,010

CSMC Series, Ltd. (15-5R-1A1)

1.18% (1)(4)	09/27/46	1,513,609	1,515,432

CSMC Trust (14-7R-8A1)

3.17% (1)(4)	07/27/37	704,020	704,173

CSMC Trust (18-RPL9-A)

3.85% (1)(4)	09/25/57	3,688,161	3,939,139

GS Mortgage-Backed Securities Trust (18-RPL1-A1A)

3.75% (1)	10/25/57	3,724,814	3,793,783

GSAA Home Equity Trust (05-11-2A2)

0.75% (1 mo. USD LIBOR + 0.640%) (2)	10/25/35	1,395,891	1,384,693

Indymac Index Mortgage Loan Trust (05-AR6-2A1)

0.59% (1 mo. USD LIBOR + 0.480%) (2)	04/25/35	621,983	575,341

Mid-State Trust (04-1-B)

8.90%	08/15/37	687,614	776,890

Morgan Stanley Capital, Inc. (04-WMC2-M1)

1.02% (1 mo. USD LIBOR + 0.915%) (2)	07/25/34	854,955	823,783

Morgan Stanley Mortgage Loan Trust (04-3-4A)

5.64% (4)	04/25/34	121,416	130,564

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

New Century Home Equity Loan Trust (05-D-A1)

0.33% (1 mo. USD LIBOR + 0.220%) (2)	02/25/36	$3,190,027	$3,164,233

Nomura Resecuritization Trust (15-5R-2A1)

2.66% (1)(4)	03/26/35	116,649	117,586

Option One Mortgage Loan Trust (05-2-M1)

0.77% (1 mo. USD LIBOR + 0.660%) (2)	05/25/35	1,904,284	1,904,136

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (05-WCW2-M3)

0.93% (1 mo. USD LIBOR + 0.825%) (2)	07/25/35	10,000,000	9,961,643

RASC Series Trust (06-KS7-A4)

0.35% (1 mo. USD LIBOR + 0.240%) (2)	09/25/36	1,347,946	1,342,299

Structured Asset Investment Loan Trust (04-6-A3)

0.91% (1 mo. USD LIBOR + 0.800%) (2)	07/25/34	2,659,080	2,481,719

Structured Asset Securities Corp. (03-34A-5A4)

2.44% (4)	11/25/33	261,531	264,879

WaMu Mortgage Pass-Through Certificates (05-AR15-A1A1)

0.63% (1 mo. USD LIBOR + 0.260%) (2)	11/25/45	5,730,718	5,571,332

WaMu Mortgage Pass-Through Certificates (05-AR3-A2)

2.71% (4)	03/25/35	769,529	802,405

Wells Fargo Alternative Loan Trust (07-PA3-2A1)

6.00% (6)	07/25/37	63,485	63,673

Wells Fargo Home Equity Asset-Backed Securities Trust (05-3-M6)

1.11% (1 mo. USD LIBOR + 1.005%) (2)	11/25/35	4,087,681	4,078,401

Wells Fargo Home Equity Trust (04-2-A33)

1.11% (1 mo. USD LIBOR + 1.000%) (2)	10/25/34	3,335,685	3,310,451

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $57,595,806)			59,036,702

U.S. TREASURY SECURITIES — 42.2%

U.S. Treasury Bond

1.88%	02/15/41	19,424,000	18,489,220

1.88%	02/15/51	100,250,000	91,211,836

U.S. Treasury Note

0.13%	01/31/23	14,345,000	14,340,798

0.13%	02/28/23	169,560,000	169,480,519

0.13%	03/31/23	35,910,000	35,888,959

0.13%	04/30/23	124,130,000	124,040,296

0.75%	03/31/26	106,885,000	106,475,203

0.75%	04/30/26	93,645,000	93,202,382

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES (Continued)

1.13%	02/15/31	$49,804,000	$47,551,146

Total U.S. Treasury Securities

(Cost: $701,073,413)			700,680,359

Total Fixed Income Securities

(Cost: $1,739,029,189)			1,773,974,270

PURCHASED SWAPTIONS (7) (0.0%)

(Cost: $194,110)			380,216

		Shares

MONEY MARKET INVESTMENTS — 3.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.03% (8)		49,591,151	49,591,151

Total Money Market Investments

(Cost: $49,591,151)			49,591,151

Issues	Maturity Date	Principal Amount	Value

SHORT TERM INVESTMENTS — 13.0%

U.S. TREASURY SECURITIES — 13.0%

U.S. Treasury Bill

0.01% (9)	07/13/21	$25,000,000	$25,000,750

0.01% (9)	07/15/21	40,000,000	39,999,290

0.01% (9)	08/12/21	125,000,000	124,994,744

0.00% (9)	05/06/21	25,000,000	25,000,000

Total U.S. Treasury Securities (Cost: $214,978,159)			214,994,784

Total Short Term Investments

(Cost: $214,978,159)			214,994,784

Total Investments (122.9%) (Cost: $2,003,792,609)			2,038,940,421

Liabilities In Excess Of Other Assets (-22.9%)			(380,323,745)

Net Assets (100.0%)			$1,658,616,676

Purchased Swaptions — OTC

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Put
3 Year 30 Year Interest Rate Swap	Citibank N.A.	2.75%	1/19/24	6,580,000	$6,580,000	$380,216	$194,110	$186,106

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
12	U.S. Ultra Long Bond Futures	06/21/21	$2,284,410	$2,230,875	$(53,535)

Short Futures
157	2-Year U.S. Treasury Note Futures	06/30/21	$(34,686,878)	$(34,658,976)	$27,902

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2021

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2021, the value of these securities amounted to $190,784,077 or 11.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2021.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(7)	See options table for description of purchased options.
(8)	Rate disclosed is the 7-day net yield as of April 30, 2021.
(9)	Rate shown represents yield-to-maturity.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Investments by Sector (Unaudited)	April 30, 2021

Sector	Percentage of Net Assets
U.S. Treasury Securities	55.2%
Residential Mortgage-Backed Securities — Agency	32.3
Corporate Bonds	21.4
Asset-Backed Securities	4.5
Residential Mortgage-Backed Securities — Non-Agency	3.6
Money Market Investments	3.0
Commercial Mortgage-Backed Securities — Non-Agency	1.7
Municipal Bonds	0.7
Commercial Mortgage-Backed Securities — Agency	0.5
Purchased Swaptions	0.0 **
Other*	(22.9)

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.
**	Amounts rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2021

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$354,321,864	$1,165,297	$355,487,161
Municipal Bonds	—	10,714,097	—	10,714,097
Asset-Backed Securities	—	70,037,283	4,939,704	74,976,987
Commercial Mortgage-Backed Securities — Agency	—	8,873,673	—	8,873,673
Commercial Mortgage-Backed Securities — Non-Agency	—	28,651,741	—	28,651,741
Residential Mortgage-Backed Securities — Agency	—	535,553,550	—	535,553,550
Residential Mortgage-Backed Securities — Non-Agency	—	59,036,702	—	59,036,702
U.S. Treasury Securities	700,680,359	—	—	700,680,359

Total Fixed Income Securities	700,680,359	1,067,188,910	6,105,001	1,773,974,270

Purchased Swaptions	—	380,216	—	380,216
Money Market Investments	49,591,151	—	—	49,591,151
Short Term Investments	214,994,784	—	—	214,994,784

Total Investments	$965,266,294	$1,067,569,126	$6,105,001	$2,038,940,421

Asset Derivatives
Futures Contracts
Interest Rate Risk	27,902	—	—	27,902

Total	$965,294,196	$1,067,569,126	$6,105,001	$2,038,968,323

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(53,535)	$—	$—	$(53,535)

Total	$(53,535)	$—	$—	$(53,535)

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) April 30, 2021

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 42.8%

ASSET-BACKED SECURITIES — 6.4%

Aimco CLO, Ltd. (20-11A-A1)

1.56% (3 mo. USD LIBOR + 1.380%) (1)(2)	10/15/31	$5,000	$5,010

AMMC CLO, Ltd. (20-23A-A1L)

1.59% (3 mo. USD LIBOR + 1.400%) (1)(2)	10/17/31	5,000	5,011

BlueMountain CLO, Ltd. (13-1A-A1R2)

1.42% (3 mo. USD LIBOR + 1.230%) (1)(2)	01/20/29	4,885	4,889

Chase Issuance Trust (12-A7-A7)

2.16%	09/15/24	10,000	10,263

Educational Services of America, Inc. (12-2-A)

0.84% (1 mo. USD LIBOR + 0.730%) (1)(2)	04/25/39	4,041	4,027

Nelnet Student Loan Trust (12-5A-A)

0.71% (1 mo. USD LIBOR + 0.600%) (1)(2)	10/27/36	2,897	2,889

SLM Student Loan Trust (05-4-A3)

0.30% (3 mo. USD LIBOR + 0.120%) (2)	01/25/27	6,835	6,817

SLM Student Loan Trust (07-2-B)

0.35% (3 mo. USD LIBOR + 0.170%) (2)	07/25/25	15,000	14,020

SLM Student Loan Trust (08-1-A4)

0.83% (3 mo. USD LIBOR + 0.650%) (2)	01/25/22	8,301	8,163

SLM Student Loan Trust (08-3-A3)

1.18% (3 mo. USD LIBOR + 1.000%) (2)	10/25/21	8,465	8,452

SLM Student Loan Trust (08-3-B)

1.38% (3 mo. USD LIBOR + 1.200%) (2)	04/26/83	10,000	9,347

SLM Student Loan Trust (13-4-A)

0.66% (1 mo. USD LIBOR + 0.550%) (2)	06/25/43	7,728	7,678

SLM Student Loan Trust (13-6-A3)

0.76% (1 mo. USD LIBOR + 0.650%) (2)	06/25/55	8,841	8,843

Total Asset-Backed Securities (Cost: $95,155)			95,409

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 2.1%

Fannie Mae (11-M5-A2) (ACES)(I/O)

1.19% (3)	07/25/21	278,373	372

Federal Home Loan Mortgage Corp. (K024-X1) (I/O)

0.91% (3)	09/25/22	296,032	2,734

Freddie Mac Multifamily Structured Pass-Through Certificates (KC01-X1) (I/O)

0.55% (3)	12/25/22	227,621	1,339

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac Multifamily Structured Pass-Through Certificates (K026-X1) (I/O)

1.07% (3)	11/25/22	$139,208	$1,682

Freddie Mac Multifamily Structured Pass-Through Certificates (K033-X1) (I/O)

0.41% (3)	07/25/23	530,720	3,168

Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O)

0.77% (3)	09/25/25	495,246	13,636

Ginnie Mae (11-53-IO) (I/O)

0.00% (3)	05/16/51	279,024	10

Ginnie Mae (12-123-IO) (I/O)

0.76% (3)	12/16/51	221,977	5,651

Ginnie Mae (13-1-IO) (I/O)

0.48% (3)	02/16/54	74,211	1,386

United States Small Business Administration (01-20I-1)

6.12%	09/01/21	887	896

Total Commercial Mortgage-Backed Securities — Agency (Cost: $30,160)			30,874

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 2.7%

Citigroup Commercial Mortgage Trust (13-GC11-AAB)

2.69%	04/10/46	3,654	3,717

COMM Mortgage Trust (12-CR2-ASB)

2.75%	08/15/45	273	273

COMM Mortgage Trust (12-CR4-XA) (I/O)

1.84% (3)	10/15/45	394,728	7,273

COMM Mortgage Trust (13-LC6-XB) (I/O)

0.52% (1)(3)	01/10/46	100,000	649

GS Mortgage Securities Trust (11-GC5-XA) (I/O)

1.13% (1)(3)	08/10/44	553,024	50

GS Mortgage Securities Trust (13-GC13-AAB)

3.72% (3)	07/10/46	4,052	4,170

JPMBB Commercial Mortgage Securities Trust (13-C17-XA) (I/O)

0.90% (3)	01/15/47	126,866	2,099

LB-UBS Commercial Mortgage Trust (06-C6-XCL) (I/O)

0.78% (1)(3)(4)	09/15/39	490,377	907

Morgan Stanley Capital I Trust (11-C3-A4)

4.12%	07/15/49	1,569	1,569

Morgan Stanley Capital I Trust (15-MS1-ASB)

3.46%	05/15/48	8,474	8,927

Morgan Stanley Capital I Trust (18-H3-A1)

3.18%	07/15/51	8,015	8,214

WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O)

2.03% (1)(3)	11/15/45	106,484	2,140

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $37,218)			39,988

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.6% (Cost: $8,219)

Fannie Mae (05-W3-2AF)

0.33% (1 mo. USD LIBOR + 0.220%) (2)	03/25/45	$8,430	$8,407

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 8.8%

Centex Home Equity Loan Trust (05-A-AF5)

5.78%	01/25/35	13,628	13,686

CHL Mortgage Pass-Through Trust (04-25-1A1)

0.77% (1 mo. USD LIBOR + 0.660%) (2)	02/25/35	12,314	11,937

Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1)

1.13% (1 mo. USD LIBOR + 1.020%) (2)	11/25/33	7,362	7,299

Encore Credit Receivables Trust (05-3-M4)

1.01% (1 mo. USD LIBOR + 0.900%) (2)	10/25/35	25,000	24,982

First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C)

1.11% (1 mo. USD LIBOR + 1.000%) (2)	08/25/34	6,235	6,327

JPMorgan Mortgage Trust (05-A5-TA1)

2.91% (3)	08/25/35	827	842

JPMorgan Mortgage Trust (05-A6-7A1)

3.17% (3)(5)	08/25/35	10,339	9,778

MASTR Seasoned Securitization Trust (05-1-4A1)

2.73% (3)	10/25/32	10,566	10,995

Mid-State Trust (04-1-M1)

6.50%	08/15/37	12,682	13,778

Morgan Stanley Mortgage Loan Trust (04-6AR-1A)

1.01% (1 mo. USD LIBOR + 0.900%) (2)	07/25/34	219	219

Morgan Stanley Mortgage Loan Trust (07-6XS-1A2S)

5.50%	02/25/47	2,055	2,054

MortgageIT Trust (05-3-A1)

0.71% (1 mo. USD LIBOR + 0.600%) (2)	08/25/35	5,273	5,333

MortgageIT Trust (05-5-A1)

0.63% (1 mo. USD LIBOR + 0.520%) (2)	12/25/35	23,717	23,833

Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $122,793)			131,063

CORPORATE BONDS — 21.5%

Agriculture — 0.4%

Imperial Brands Finance PLC

3.13% (1)	07/26/24	5,000	5,277

Issues	Maturity Date	Principal Amount	Value

Airlines — 0.4%

US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC)

5.90%	04/01/26	$5,839	$6,101

Auto Manufacturers — 0.7%

Ford Motor Credit Co. LLC

4.25%	09/20/22	10,000	10,347

Banks — 7.3%

Bank of America NA

3.34% (3.335% to 1/25/22 then 3 mo. USD LIBOR + 0.650%) (2)	01/25/23	10,000	10,225

Citigroup, Inc.

1.13% (3 mo. USD LIBOR + 0.950%) (2)	07/24/23	22,000	22,179

Credit Suisse Group AG

1.31% (SOFR + 0.980%) (1)(2)	02/02/27	5,000	4,879

Discover Bank

4.20%	08/08/23	10,000	10,802

Goldman Sachs Group, Inc. (The)

1.43% (SOFR + 0.798%) (2)	03/09/27	5,000	4,983

2.91% (3 mo. USD LIBOR + 0.990%) (2)	07/24/23	5,000	5,151

HSBC Holdings PLC

2.01% (SOFR + 1.732%) (2)	09/22/28	5,000	4,962

JPMorgan Chase & Co.

1.18% (3 mo. USD LIBOR + 1.000%) (2)	01/15/23	25,000	25,168

Macquarie Group, Ltd.

1.34% (SOFR + 1.069%) (1)(2)	01/12/27	5,000	4,935

Santander UK Group Holdings PLC (United Kingdom)

4.80% (3 mo. USD LIBOR +1.570%) (2)	11/15/24	5,000	5,498

Wells Fargo & Co.

2.16% (3 mo. USD LIBOR + 0.750%) (2)	02/11/26	5,000	5,181

2.39% (SOFR + 2.100%) (2)	06/02/28	5,000	5,152

			109,115

Commercial Services — 0.4%

IHS Markit, Ltd.

5.00% (1)	11/01/22	5,000	5,270

Diversified Financial Services — 0.1%

Park Aerospace Holdings, Ltd.

4.50% (1)	03/15/23	2,000	2,100

Electric — 0.3%

NextEra Energy Capital Holdings, Inc.

0.45% (3 mo. USD LIBOR + 0.270%) (2)	02/22/23	5,000	5,001

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Food — 0.2%

Kraft Heinz Foods Co.

5.00%	07/15/35	$3,000	$3,518

Health Care-Services — 0.9%

Centene Corp.

3.00%	10/15/30	3,000	2,981

CommonSpirit Health

2.76%	10/01/24	5,000	5,296

HCA, Inc.

5.00%	03/15/24	5,000	5,574

			13,851

Insurance — 4.7%

Nationwide Mutual Insurance Co.

2.47% (3 mo. USD LIBOR + 2.290%) (1)(2)	12/15/24	70,000	69,968

Media — 0.3%

Charter Communications Operating LLC / Charter Communications Operating Capital

1.83% (3 mo. USD LIBOR + 1.650%) (2)	02/01/24	4,000	4,109

Miscellaneous Manufacturers — 0.5%

General Electric Co.

0.67% (3 mo. USD LIBOR + 0.480%) (2)	08/15/36	10,000	8,073

Packaging & Containers — 0.4%

Berry Global, Inc.

4.88% (1)	07/15/26	5,000	5,302

Pharmaceuticals — 1.1%

Bausch Health Cos, Inc. (Canada)

7.00% (1)	03/15/24	5,000	5,133

Bayer US Finance II LLC

3.88% (1)	12/15/23	3,000	3,228

4.38% (1)	12/15/28	5,000	5,662

CVS Health Corp.

4.30%	03/25/28	2,000	2,277

			16,300

Pipelines — 0.5%

Energy Transfer LP

4.95%	06/15/28	5,000	5,629

Plains All American Pipeline LP / PAA Finance Corp.

4.50%	12/15/26	2,000	2,216

			7,845

REIT — 2.1%

American Campus Communities Operating Partnership LP

3.75%	04/15/23	5,000	5,268

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

Camden Property Trust

2.95%	12/15/22	$5,000	$5,180

CyrusOne LP / CyrusOne Finance Corp.

2.90%	11/15/24	5,000	5,301

GLP Capital LP / GLP Financing II, Inc.

5.38%	11/01/23	5,000	5,494

SL Green Operating Partnership LP

3.25%	10/15/22	5,000	5,172

WEA Finance LLC

3.15% (1)	04/05/22	5,000	5,090

			31,505

Savings & Loans — 0.4%

Nationwide Building Society (United Kingdom)

4.36% (3 mo. USD LIBOR + 1.392%) (1)(2)	08/01/24	5,000	5,390

Telecommunications — 0.8%

AT&T, Inc.

1.36% (3 mo. USD LIBOR + 1.180%) (2)	06/12/24	10,000	10,219

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC

3.36% (1)	03/20/23	1,250	1,254

			11,473

Total Corporate Bonds

(Cost: $312,554)			320,545

MUNICIPAL BONDS — 0.7%

County of Miami-Dade FL Aviation Revenue, Revenue Bond

2.32%	10/01/22	5,000	5,126

Regents of the University of California Medical Center Pooled, Revenue Bond

3.26%	05/15/60	5,000	5,064

Total Municipal Bonds

(Cost: $10,116)			10,190

Total Fixed Income Securities

(Cost: $616,215)			636,476

SHORT TERM INVESTMENTS — 56.1%

Money Market Investments — 37.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.03% (6)(7)		549,892	549,892

Total Money Market Investments

(Cost: $549,892)			549,892

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES — 19.1%

U.S. Treasury Bill

0.01% (8)	08/19/21	$50,000	$49,999

0.01% (8)	08/12/21	235,000	234,990

Total U.S. Treasury Securities

(Cost: $284,957)			284,989

Total Investments (98.9%)

(Cost: $1,451,064)			1,471,357

Excess of Other Assets Over Liabilities (1.1%)			16,238

Net Assets (100.0%)			$1,487,595

Total Return Swaps (7)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized Appreciation	Premium Paid	Value
OTC Swaps
$1,423,000	5/18/21	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index (9)	Monthly	$63,497	$—	$63,497

Notes to the Schedule of Investments:

CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/O	Interest Only Security.
REIT	Real Estate Investment Trust.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2021, the value of these securities amounted to $149,060 or 10.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2021.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Restricted security (Note 11).
(5)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(6)	Rate disclosed is the 7-day net yield as of April 30, 2021.
(7)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(8)	Rate shown represents yield-to-maturity.
(9)	Custom Index has exposure to the following commodities as shown on the next page.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Description (1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$169,764	11.93%	$(1,254)
WTI Crude Oil	127,358	8.95%	819
Natural Gas	111,848	7.86%	5,846
Brent Crude Oil	103,879	7.30%	599
Corn	95,341	6.70%	14,718
Soybeans	82,534	5.80%	6,273
Copper High Grade	81,680	5.74%	5,631
Aluminium Primary	62,185	4.37%	2,197
Soybean Oil	57,062	4.01%	7,779
Silver	51,797	3.64%	(558)
Live Cattle	49,663	3.49%	(801)
Soybean Meal	44,398	3.12%	2,145
SRW Wheat	41,409	2.91%	4,685
Zinc High Grade	41,267	2.90%	1,035
Sugar #11	40,698	2.86%	1,026
Gasoil	40,129	2.82%	20
Coffee ‘C’ Arabica	39,986	2.81%	3,029
RBOB Gasoline	37,994	2.67%	666
Lean Hogs	34,152	2.40%	2,877
Nickel Primary	33,156	2.33%	2,573
Heating Oil	32,587	2.29%	427
HRW Wheat	23,195	1.63%	2,996
Cotton	20,918	1.47%	756
United States Treasury Bill	—	—	13

	$1,423,000	100.00%	$63,497

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Sector (Unaudited) April 30, 2021

Sector	Percentage of Net Assets
Money Market Investments	37.0%
Corporate Bonds	21.5
U.S. Treasury Securities	19.1
Residential Mortgage-Backed Securities — Non-Agency	8.8
Asset-Backed Securities	6.4
Commercial Mortgage-Backed Securities — Non-Agency	2.7
Commercial Mortgage-Backed Securities — Agency	2.1
Municipal Bonds	0.7
Residential Mortgage-Backed Securities — Agency	0.6
Other*	1.1

Total	100.0%

*	Includes swaps, interest receivable and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)

April 30, 2021

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$95,409	$—	$95,409
Commercial Mortgage-Backed Securities — Agency	—	30,874	—	30,874
Commercial Mortgage-Backed Securities — Non-Agency	—	39,988	—	39,988
Residential Mortgage-Backed Securities — Agency	—	8,407	—	8,407
Residential Mortgage-Backed Securities — Non-Agency	—	131,063	—	131,063
Corporate Bonds*	—	320,545	—	320,545
Municipal Bonds	—	10,190	—	10,190

Total Fixed Income Securities	—	636,476	—	636,476

Money Market Investments	549,892	—	—	549,892
Short-Term Investments	284,989	—	—	284,989

Total Investments	$834,881	$636,476	$—	$1,471,357

Asset Derivatives
Swap Agreements
Commodity Risk	—	63,497	—	63,497

Total	$834,881	$699,973	$—	$1,534,854

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited)

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 106.5% of Net Assets

CORPORATE BONDS — 24.2%

Aerospace/Defense — 0.2%

Boeing Co. (The)

1.43%	02/04/24	$80,000	$80,250

Agriculture — 1.3%

Altria Group, Inc.

1.00%	02/15/23	100,000	122,188

BAT Capital Corp.

4.54%	08/15/47	55,000	54,258

BAT International Finance PLC (United Kingdom)

2.25% (1)	01/16/30	100,000	127,693

Imperial Brands Finance PLC

4.25% (2)	07/21/25	$50,000	54,995

8.13% (1)	03/15/24	GBP50,000	82,436

Reynolds American, Inc.

5.85%	08/15/45	20,000	23,055

			464,625

Airlines — 0.5%

Continental Airlines, Inc. Pass-Through Trust (01-1A-1) (EETC)

6.70%	12/15/22	8,558	8,642

Delta Air Lines, Inc. Pass-Through Certificates (02-1G1) (EETC)

6.72%	07/02/24	27,863	28,350

Delta Air Lines, Inc. Pass-Through Certificates (20-1A-AA)

2.00%	12/10/29	87,309	88,064

US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC)

6.25%	10/22/24	8,860	9,049

US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC)

5.90%	04/01/26	29,193	30,507

			164,612

Auto Manufacturers — 0.6%

Daimler Finance North America LLC

2.20% (2)	10/30/21	60,000	60,562

Ford Motor Credit Co. LLC

1.26% (3 mo. USD LIBOR + 1.080%)(3)	08/03/22	25,000	24,813

1.46% (3 mo. USD LIBOR + 1.270%)(3)	03/28/22	20,000	19,970

3.22%	01/09/22	20,000	20,241

3.81%	10/12/21	5,000	5,057

General Motors Financial Co., Inc.

3.15%	06/30/22	20,000	20,544

3.20%	07/06/21	15,000	15,037

3.45%	04/10/22	5,000	5,114

3.55%	07/08/22	10,000	10,343

4.20%	11/06/21	30,000	30,572

Issues	Maturity Date	Principal Amount		Value

Auto Manufacturers (Continued)

4.38%	09/25/21		$20,000	$20,310

				232,563

Banks — 4.2%

Bank of America Corp.

1.66% (SOFR + 0.910%) (3)	03/11/27		80,000	80,624

3.09% (3 Mo. USD LIBOR + 1.09%) (3)	10/01/25		80,000	85,609

Citigroup, Inc.

2.67% (SOFR + 1.146%) (3)	01/29/31		20,000	20,299

Credit Suisse Group AG

2.19% (SOFR + 2.044%) (2)(3)	06/05/26		85,000	86,855

2.59% (SOFR + 1.560%) (2)(3)	09/11/25		25,000	26,017

4.55%	04/17/26		5,000	5,634

Goldman Sachs Group, Inc. (The)

3.27% (3 mo. USD LIBOR + 1.201%) (3)	09/29/25		130,000	139,529

3.69% (3 mo. USD LIBOR + 1.510%) (3)	06/05/28		10,000	11,031

HSBC Holdings PLC

1.59% (SOFR + 1.290%) (3)	05/24/27		20,000	19,875

1.75% (SONIO/N + 1.307%) (3)	07/24/27	GB	P100,000	139,419

2.01% (SOFR + 1.732%) (3)	09/22/28		$105,000	104,205

4.29% (3 mo. USD LIBOR + 1.348%) (3)	09/12/26		15,000	16,637

HSBC Holdings PLC (United Kingdom)

2.63% (3 mo. USD LIBOR + 1.140%) (3)	11/07/25		5,000	5,244

JPMorgan Chase & Co.

1.58% (SOFR + 0.885%) (3)	04/22/27		55,000	55,256

2.01% (SOFR + 1.585%) (3)	03/13/26		65,000	67,097

2.08% (SOFR + 1.850%) (3)	04/22/26		35,000	36,174

Lloyds Banking Group PLC (United Kingdom)

3.87% (1 year Treasury Constant Maturity Rate + 3.500%) (3)	07/09/25		50,000	54,408

3.90%	03/12/24		35,000	38,018

Macquarie Group, Ltd.

1.34% (SOFR + 1.069%) (2)(3)	01/12/27		95,000	93,775

Morgan Stanley

1.59% (SOFR + 0.879%) (3)	05/04/27		55,000	55,260

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

Santander UK Group Holdings PLC (United Kingdom)

1.53% (U.S. 1 year Treasury Constant Maturity Rate + 1.250%) (3)	08/21/26	$10,000	$9,995

4.80% (3 mo. USD LIBOR +1.570%) (3)	11/15/24	65,000	71,470

Santander UK PLC (United Kingdom)

5.00% (2)	11/07/23	20,000	21,932

Wells Fargo & Co.

2.16% (3 mo. USD LIBOR + 0.750%) (3)	02/11/26	50,000	51,810

2.19% (SOFR + 2.000%) (3)	04/30/26	25,000	25,918

2.39% (SOFR + 2.100%) (3)	06/02/28	195,000	200,925

			1,523,016

Beverages — 0.6%

Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc.

4.90%	02/01/46	80,000	95,726

Anheuser-Busch InBev Worldwide, Inc.

4.50%	06/01/50	18,000	20,712

4.60%	04/15/48	20,000	23,033

4.75%	01/23/29	10,000	11,745

Bacardi, Ltd.

4.45% (2)	05/15/25	50,000	55,852

4.70% (2)	05/15/28	10,000	11,523

			218,591

Chemicals — 0.3%

International Flavors & Fragrances, Inc.

1.75%	03/14/24	100,000	125,902

Commercial Services — 0.2%

IHS Markit, Ltd.

4.00% (2)	03/01/26	50,000	55,441

4.75%	08/01/28	30,000	34,779

			90,220

Diversified Financial Services — 0.7%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

3.50%	05/26/22	25,000	25,665

3.88%	01/23/28	10,000	10,593

3.95%	02/01/22	25,000	25,534

4.13%	07/03/23	15,000	15,929

4.88%	01/16/24	15,000	16,415

Air Lease Corp.

3.25%	03/01/25	20,000	21,221

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services (Continued)

Avolon Holdings Funding, Ltd.

2.88% (2)	02/15/25	$30,000	$30,622

5.13% (2)	10/01/23	5,000	5,380

Discover Financial Services

3.95%	11/06/24	50,000	54,708

Park Aerospace Holdings, Ltd.

4.50% (2)	03/15/23	20,000	20,998

5.25% (2)	08/15/22	5,000	5,228

5.50% (2)	02/15/24	20,000	21,949

			254,242

Electric — 0.4%

FirstEnergy Transmission LLC

2.87% (2)	09/15/28	78,000	80,103

Pennsylvania Electric Co.

3.25% (2)	03/15/28	50,000	51,705

			131,808

Engineering & Construction — 0.4%

Heathrow Funding, Ltd.

5.23% (2)	02/15/23	75,000	111,768

PowerTeam Services LLC

9.03% (2)	12/04/25	16,000	17,801

			129,569

Entertainment — 0.1%

Churchill Downs, Inc.

5.50% (2)	04/01/27	13,000	13,524

Colt Merger Sub, Inc.

6.25% (2)	07/01/25	17,000	18,089

Live Nation Entertainment, Inc.

3.75% (2)	01/15/28	15,000	14,925

4.75% (2)	10/15/27	5,000	5,051

			51,589

Environmental Control — 0.1%

GFL Environmental, Inc. (Canada)

3.75% (2)	08/01/25	7,000	7,136

5.13% (2)	12/15/26	9,000	9,477

Waste Pro USA, Inc.

5.50% (2)	02/15/26	20,000	20,458

			37,071

Food — 0.5%

Kraft Heinz Foods Co.

3.00%	06/01/26	34,000	35,925

4.38%	06/01/46	40,000	42,907

5.00%	07/15/35	30,000	35,175

Pilgrim’s Pride Corp.

4.25% (2)	04/15/31	37,000	37,426

5.88% (2)	09/30/27	16,000	17,042

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

Food (Continued)

Post Holdings, Inc.

4.63% (2)	04/15/30	$25,000	$25,281

			193,756

Health Care-Products — 0.3%

Becton Dickinson Euro Finance Sarl

0.63%	06/04/23	100,000	122,158

Health Care-Services — 0.8%

CommonSpirit Health

2.78%	10/01/30	10,000	10,217

HCA, Inc.

4.13%	06/15/29	49,000	54,531

5.00%	03/15/24	28,000	31,215

5.25%	04/15/25	2,000	2,301

5.25%	06/15/49	84,000	103,502

Humana, Inc.

4.95%	10/01/44	10,000	12,229

Molina Healthcare, Inc.

3.88% (2)	11/15/30	63,000	64,920

5.38%	11/15/22	8,000	8,405

Tenet Healthcare Corp.

5.13% (2)	11/01/27	4,000	4,200

			291,520

Insurance — 0.4%

Farmers Exchange Capital II

6.15% (3 mo. USD LIBOR + 3.744%) (2)(3)	11/01/53	80,000	102,050

Teachers Insurance & Annuity Association of America

4.27% (2)	05/15/47	40,000	46,264

			148,314

Internet — 0.5%

Alibaba Group Holding, Ltd.

2.13%	02/09/31	95,000	91,656

Tencent Holdings, Ltd.

3.60% (2)	01/19/28	90,000	96,560

			188,216

Media — 0.8%

CCO Holdings LLC / CCO Holdings Capital Corp.

4.50% (2)	08/15/30	32,000	32,616

4.50% (2)	05/01/32	20,000	20,232

Charter Communications Operating LLC / Charter Communications Operating Capital

5.38%	05/01/47	81,000	95,087

CSC Holdings LLC

3.38% (2)	02/15/31	12,000	11,301

6.50% (2)	02/01/29	7,000	7,747

Sirius XM Radio, Inc.

3.88% (2)	08/01/22	15,000	15,105

Issues	Maturity Date	Principal Amount		Value

Media (Continued)

Virgin Media Secured Finance PLC (United Kingdom)

4.50% (2)	08/15/30		$54,000	$54,487

5.50% (2)	05/15/29		16,000	17,128

Walt Disney Co. (The)

2.65%	01/13/31		50,000	51,459

				305,162

Miscellaneous Manufacturers — 0.8%

General Electric Co.

0.58% (3 mo. USD LIBOR + 0.38%) (3)	05/05/26		125,000	121,745

0.67% (3 mo. USD LIBOR + 0.480%) (3)	08/15/36		200,000	161,461

				283,206

Multi-National — 0.2%

International Bank for Reconstruction & Development

1.75% (1)	03/13/25		650,000	80,093

Oil & Gas — 1.6%

Antero Resources Corp.

8.38% (2)	07/15/26		15,000	16,881

Energean Israel Finance, Ltd.

4.50% (1)(2)	03/30/24		50,000	51,409

EQT Corp.

3.90%	10/01/27		18,000	18,789

Exxon Mobil Corp.

1.41%	06/26/39	EUR	100,000	118,116

4.33%	03/19/50		20,000	23,387

Leviathan Bond Ltd.

6.75% (1)(2)	06/30/30		55,000	61,870

Petroleos Mexicanos

5.50% (1)	02/24/25	EUR	197,000	256,583

5.95%	01/28/31		20,000	19,408

Transocean Pontus, Ltd.

6.13% (2)	08/01/25		11,600	11,332

Transocean Poseidon, Ltd.

6.88% (2)	02/01/27		7,000	6,663

				584,438

Oil & Gas Services — 0.1%

Transocean Phoenix 2, Ltd.

7.75% (2)	10/15/24		13,750	13,681

USA Compression Partners LP / USA Compression Finance Corp.

6.88%	09/01/27		4,000	4,214

				17,895

Packaging & Containers — 0.7%

Bemis Co., Inc.

3.10%	09/15/26		25,000	26,788

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Packaging & Containers (Continued)

Berry Global, Inc.

0.95% (2)	02/15/24	$60,000	$59,960

1.00% (1)	01/15/25	EUR 100,000	121,791

Graphic Packaging International LLC

3.50% (2)	03/15/28	$29,000	28,990

4.88%	11/15/22	8,000	8,377

Trivium Packaging Finance BV (Netherlands)

5.50% (2)	08/15/26	16,000	16,737

			262,643

Pharmaceuticals — 1.5%

AbbVie, Inc.

4.50%	05/14/35	108,000	126,776

Bayer US Finance II LLC

4.25% (2)	12/15/25	35,000	39,096

4.38% (2)	12/15/28	25,000	28,308

4.63% (2)	06/25/38	25,000	28,865

4.88% (2)	06/25/48	80,000	96,061

Becton Dickinson and Co.

2.89%	06/06/22	13,000	13,327

Cigna Corp.

3.40%	03/15/51	35,000	34,838

CVS Health Corp.

5.05%	03/25/48	115,000	141,680

Jazz Securities DAC

4.38% (2)	01/15/29	19,000	19,475

Organon Finance 1 LLC

4.13% (2)	04/30/28	18,000	18,463

			546,889

Pipelines — 0.7%

Energy Transfer LP

5.00%	05/15/50	22,000	23,261

5.15%	03/15/45	125,000	132,709

6.50%	02/01/42	27,000	32,830

Energy Transfer Operating LP

3.75%	05/15/30	5,000	5,212

Kinder Morgan Energy Partners LP

5.00%	08/15/42	15,000	17,303

5.80%	03/15/35	25,000	31,102

Sabine Pass Liquefaction LLC

5.75%	05/15/24	15,000	16,943

			259,360

REIT — 1.4%

American Assets Trust LP

3.38%	02/01/31	40,000	40,187

American Campus Communities Operating Partnership LP

4.13%	07/01/24	30,000	32,783

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

CyrusOne LP / CyrusOne Finance Corp.

2.90%	11/15/24	$45,000	$47,705

3.45%	11/15/29	45,000	47,196

GLP Capital LP / GLP Financing II, Inc.

3.35%	09/01/24	45,000	47,475

5.30%	01/15/29	40,000	45,640

5.38%	04/15/26	25,000	28,330

5.75%	06/01/28	5,000	5,836

Healthcare Trust of America Holdings LP

3.10%	02/15/30	75,000	78,331

Lexington Realty Trust

2.70%	09/15/30	20,000	19,943

SL Green Operating Partnership LP

1.17% (3 mo. USD LIBOR + 0.98%) (3)	08/16/21	50,000	50,002

3.25%	10/15/22	55,000	56,897

			500,325

Retail — 0.4%

7-Eleven, Inc.

0.80% (2)	02/10/24	60,000	59,940

Alimentation Couche-Tard, Inc.

3.06%	07/26/24	95,000	81,552

Magic Mergeco, Inc.

5.25% (2)	05/01/28	20,000	20,275

			161,767

Savings & Loans — 0.2%

Nationwide Building Society (United Kingdom)

3.77% (3 mo. USD LIBOR +1.064%) (2)(3)	03/08/24	65,000	68,664

Semiconductors — 0.1%

Intel Corp.

4.75%	03/25/50	20,000	25,391

Software — 0.3%

Oracle Corp.

2.88%	03/25/31	35,000	35,663

3.95%	03/25/51	55,000	57,341

			93,004

Telecommunications — 3.3%

AT&T, Inc.

2.55% (2)	12/01/33	28,000	26,744

3.80% (2)	12/01/57	141,000	134,431

4.75%	05/15/46	130,000	149,520

CenturyLink, Inc.

4.00% (2)	02/15/27	19,000	19,362

Frontier Communications Corp.

5.00% (2)	05/01/28	11,000	11,274

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

Telecommunications (Continued)

Intelsat Jackson Holdings S. A. (Luxembourg)

8.50% (2)(4)	10/15/24	$21,000	$13,440

9.75% (2)(4)	07/15/25	15,000	9,358

Level 3 Financing, Inc.

3.63% (2)	01/15/29	15,000	14,564

4.63% (2)	09/15/27	3,000	3,100

Qwest Corp.

7.25%	09/15/25	33,000	39,080

Sprint Corp.

7.88%	09/15/23	16,000	18,260

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC

3.36% (2)	03/20/23	21,875	21,957

4.74% (2)	09/20/29	255,000	273,806

T-Mobile USA, Inc.

1.50% (2)	02/15/26	60,000	60,142

2.55% (2)	02/15/31	20,000	19,700

2.63%	04/15/26	90,000	91,605

3.88% (2)	04/15/30	20,000	21,811

4.38% (2)	04/15/40	20,000	22,225

6.00%	04/15/24	26,000	26,203

Verizon Communications, Inc.

2.10%	03/22/28	20,000	20,188

2.55%	03/21/31	55,000	55,207

Vodafone Group PLC (United Kingdom)

4.88%	06/19/49	123,000	149,503

			1,201,480

Total Corporate Bonds

(Cost: $8,752,655)			8,838,339

MUNICIPAL BONDS — 0.6%

Alabama Economic Settlement Authority, Revenue Bond

4.26%	09/15/32	40,000	45,398

City of New York NY, General Obligation Unlimited

3.00%	08/01/34	55,000	57,950

3.62%	04/01/31	50,000	55,421

County of Miami-Dade FL Aviation Revenue, Revenue Bond

2.86%	10/01/35	50,000	51,013

Greater Orlando Aviation Authority, Revenue Bond

5.00%	10/01/44	10,000	12,379

Metropolitan Transportation Authority, Revenue Bond

5.18%	11/15/49	10,000	12,619

Total Municipal Bonds

(Cost: $227,771)			234,780

FOREIGN GOVERNMENT BONDS — 46.4%

Australia Government Bond

1.25%	05/21/32	AUD 197,000	144,073

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

2.50% (1)	05/21/30	AUD	413,000	$345,008

2.75% (1)	11/21/28	AUD	130,000	110,973

2.75% (1)	05/21/41	AUD	262,000	212,044

3.25% (1)	04/21/29	AUD	170,000	150,096

Bonos de la Tesoreria de la Republica en pesos

2.50%	03/01/25	CLP	135,000,000	191,325

Brazil Letras do Tesouro Nacional

0.00% (5)	01/01/24	BRL	2,618,000	398,133

Canada Housing Trust

0.95% (2)	06/15/25	CAD	100,000	81,296

Canada Housing Trust No 1

1.75% (2)	06/15/30	CAD	315,000	254,084

Canadian Government Bond

0.25%	03/01/26	CAD	130,000	102,280

2.75%	12/01/48	CAD	35,000	32,662

China Development Bank

3.09%	06/18/30	CNY	370,000	55,006

3.18%	04/05/26	CNY	3,250,000	498,692

4.24%	08/24/27	CNY	4,800,000	774,709

China Government Bond

2.85%	06/04/27	CNY	6,730,000	1,025,344

3.13%	11/21/29	CNY	1,460,000	224,679

3.22%	12/06/25	CNY	1,790,000	279,892

3.86%	07/22/49	CNY	2,310,000	368,156

Colombian TES

7.75%	09/18/30	COP	381,500,000	107,607

Czech Republic Government Bond

0.45% (1)	10/25/23	CZK	10,210,000	469,692

French Republic Government Bond OAT

0.50% (1)(2)	06/25/44	EUR	55,000	63,061

Hungary Government Bond

2.25%	04/20/33	HUF	28,600,000	90,825

2.50%	10/24/24	HUF	72,230,000	251,544

3.00%	08/21/30	HUF	2,250,000	7,958

Indonesia Government International Bond

1.40%	10/30/31	EUR	200,000	244,870

Indonesia Treasury Bond

5.50%	04/15/26	IDR	2,180,000,000	149,936

6.63%	05/15/33	IDR	1,650,000,000	113,655

Ireland Government Bond

0.90% (1)	05/15/28	EUR	115,000	149,048

1.30% (1)	05/15/33	EUR	65,000	87,654

2.00% (1)	02/18/45	EUR	9,000	13,836

Italy Buoni Poliennali Del Tesoro

0.35% (1)	02/01/25	EUR	285,000	348,020

1.50% (1)(2)	04/30/45	EUR	80,000	92,304

Ivory Coast Government International Bond

4.88% (1)	01/30/32	EUR	100,000	121,125

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

Japan Government Five Year Bond

0.10%	09/20/25	JPY	73,800,000	$681,704

Japan Government Ten-Year Bond

1.00%	09/20/21	JPY	50,150,000	460,689

Japan Government Thirty Year Bond

0.40%	03/20/50	JPY	40,850,000	350,562

2.00%	03/20/42	JPY	37,750,000	449,318

Japan Government Twenty Year Bond

0.50%	09/20/36	JPY	28,500,000	268,491

Korea Treasury Bond

1.88%	06/10/26	KRW	775,000,000	702,421

1.88%	06/10/29	KRW	180,590,000	160,731

Malaysia Government Bond

4.64%	11/07/33	MYR	1,052,000	277,227

Mexico Government Bond (BONOS)

5.75%	03/05/26	MXN	3,840,000	188,724

Mexico Government International Bond

1.45%	10/25/33	EUR	100,000	112,741

New Zealand Government Bond

0.25%	05/15/28	NZD	170,000	113,679

1.50%	05/15/31	NZD	92,000	65,110

1.75%	05/15/41	NZD	112,000	70,909

2.75% (1)	04/15/37	NZD	107,000	82,372

Norway Government Bond

1.38% (1)(2)	08/19/30	NOK	655,000	78,484

1.50% (1)(2)	02/19/26	NOK	3,250,000	400,595

3.00% (1)(2)	03/14/24	NOK	730,000	93,661

Panama Government International Bond

3.75% (1)	04/17/26		$18,000	19,485

Poland Government Bond

2.25%	10/25/24	PLN	275,000	77,027

Portugal Obrigacoes do Tesouro OT

1.00% (1)(2)	04/12/52	EUR	115,000	124,634

2.13% (1)(2)	10/17/28	EUR	64,000	88,666

2.25% (1)(2)	04/18/34	EUR	245,000	352,236

4.95% (1)(2)	10/25/23	EUR	168,000	230,012

Province of Ontario Canada

1.85%	02/01/27	CAD	155,000	128,909

2.05%	06/02/30	CAD	70,000	56,822

2.60%	06/02/25	CAD	45,000	38,833

2.65%	02/05/25	CAD	75,000	64,874

Republic of Poland Government Bond

3.25%	07/25/25	PLN	311,000	90,757

Romania Government Bond

3.65%	09/24/31	RON	320,000	81,004

Romanian Government International Bond

2.00% (1)	01/28/32	EUR	87,000	105,544

2.00% (2)	01/28/32	EUR	100,000	121,315

3.62% (2)	05/26/30	EUR	50,000	69,444

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

Russian Federal Bond — OFZ

7.95%	10/07/26	RUB	6,280,000	$88,909

Saudi Government International Bond

2.00% (1)	07/09/39	EUR	100,000	126,850

Singapore Government Bond

0.50%	11/01/25	SGD	240,000	178,289

2.88%	09/01/30	SGD	325,000	271,065

South Africa Government Bond

7.00%	02/28/31	ZAR	5,180,000	296,607

Spain Government Bond

0.35%	07/30/23	EUR	295,000	361,932

0.60% (1)(2)	10/31/29	EUR	212,000	262,058

1.00% (1)(2)	10/31/50	EUR	59,000	63,703

1.85% (1)(2)	07/30/35	EUR	190,000	260,251

2.35% (1)(2)	07/30/33	EUR	210,000	302,736

United Kingdom Gilt

1.25% (1)	10/22/41	GBP	206,000	282,297

1.63% (1)	10/22/28	GBP	60,000	88,989

1.75% (1)	09/07/37	GBP	186,000	277,899

2.75% (1)	09/07/24	GBP	110,000	165,285

3.75% (1)	09/07/21	GBP	120,000	168,283

Total Foreign Government Bonds

(Cost: $16,852,352)				16,961,720

ASSET-BACKED SECURITIES — 4.2%

BlueMountain CLO, Ltd. (13-1A-A1R2)

1.42% (3 mo. USD LIBOR + 1.23%) (2)(3)	01/20/29		31,405	31,430

CoreVest American Finance Trust (20-1-A2)

2.30% (2)	03/15/50		30,000	30,428

Dryden Senior Loan Fund

1.00% (6)	05/15/32		185,000	185,092

Eaton Vance CLO, Ltd. (13-1A-A13R)

1.43% (3 mo. USD LIBOR + 1.250%) (2)(3)	01/15/34		150,000	150,592

Educational Funding of the South, Inc. (11-1-A2)

0.83% (3 mo. USD LIBOR + 0.650%) (3)	04/25/35		12,910	12,841

Gilbert Park CLO, Ltd. (17-1A-A)

1.37% (3 mo. USD LIBOR + 1.190%) (2)(3)	10/15/30		100,000	100,056

GoldenTree Loan Opportunities IX, Ltd. (14-9A-AR2)

1.29% (3 mo. USD LIBOR + 1.110%) (2)(3)	10/29/29		100,000	100,170

LCM XIII LP (13A-ARR)

1.33% (3 mo. USD LIBOR + 1.140%) (2)(3)	07/19/27		45,000	45,063

Madison Park Funding XLVIII, Ltd. (21-48A-A)

1.29% (3 mo. USD LIBOR + 1.150%) (2)(3)	04/19/33		150,000	150,281

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Madison Park Funding XVII, Ltd. (15-17A-AR2)

1.19% (3 mo. USD LIBOR + 1.000%) (2)(3)	07/21/30	$150,000	$149,878

OCP CLO, Ltd. (20-19A-A1)

1.94% (3 mo. USD LIBOR + 1.750%) (2)(3)	07/20/31	100,000	100,198

Palmer Square CLO, Ltd. (19-1A-A1)

1.24% (3 mo. USD LIBOR + 1.05%) (2)(3)	04/20/27	15,698	15,715

Sixth Street CLO XVII, Ltd. (21-17A-A)

1.43% (3 mo. USD LIBOR + 1.240%) (2)(3)	01/20/34	150,000	150,781

SLC Student Loan Trust (06-1-A6)

0.34% (3 mo. USD LIBOR + 0.160%) (3)	03/15/55	100,000	95,893

SLM Student Loan Trust (08-5-B)

2.03% (3 mo. USD LIBOR + 1.850%) (3)	07/25/73	50,000	49,502

SLM Student Loan Trust (08-8-B)

2.43% (3 mo. USD LIBOR + 2.250%) (3)	10/25/75	57,000	57,352

SLM Student Loan Trust (08-9-B)

2.43% (3 mo. USD LIBOR + 2.250%) (3)	10/25/83	57,000	57,471

Student Loan Consolidation Center (02-2-B2)

1.65% (28-Day Auction Rate) (2)(3)	07/01/42	50,000	46,924

Total Asset-backed Securities

(Cost: $1,516,841)			1,529,667

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.8%

Fannie Mae (16-M2-X3) (I/O)

2.12% (7)	04/25/36	595,597	5,961

Fannie Mae (16-M4-X2) (I/O)

2.71% (7)	01/25/39	978,229	52,053

Fannie Mae, Pool #BL6060

2.46%	04/01/40	90,000	91,760

Freddie Mac Multifamily Structured Pass Through Certificates (K028-X1) (I/O)

0.36% (7)	02/25/23	3,409,084	13,285

Freddie Mac Multifamily Structured Pass-Through Certificates (K022-X3) (I/O)

1.87% (7)	08/25/40	800,000	17,325

Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O)

1.81% (7)	11/25/40	2,850,000	70,875

Ginnie Mae (11-147-IO) (I/O)

0.00% (5)(7)	10/16/44	1,025,745	1,564

Ginnie Mae (12-144-IO) (I/O)

0.40% (7)	01/16/53	2,708,655	44,924

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $348,918)			297,747

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 4.1%

Bank of America-First Union NB Commercial Mortgage (01-3-XC) (I/O)

1.55% (2)(7)(8)	04/11/37	$1,082,483	$11,678

BB-UBS Trust (12-SHOW-A)

3.43% (2)	11/05/36	200,000	212,499

COMM Mortgage Trust (13-CR7-XA) (I/O)

1.35% (7)	03/10/46	698,480	12,856

COMM Mortgage Trust (12-CR4-XA) (I/O)

1.84% (7)	10/15/45	828,480	15,265

CPT Mortgage Trust (19-CPT-A)

2.87% (2)	11/13/39	35,000	36,807

DC Office Trust (19-MTC-A)

2.97% (2)	09/15/45	35,000	37,023

GS Mortgage Securities Corp. II (17-375H-A)

3.59% (2)(7)	09/10/37	75,000	82,202

GS Mortgage Securities Trust (10-C1-X) (I/O)

0.89% (2)(7)	08/10/43	1,947,283	23,587

GS Mortgage Securities Trust (11-GC3-X) (I/O)

0.23% (2)(7)	03/10/44	1,395,811	561

GS Mortgage Securities Trust (13-GC12-XA) (I/O)

1.54% (7)	06/10/46	4,829,754	108,276

GS Mortgage Securities Trust (14-GC20-XA) (I/O)

1.17% (7)	04/10/47	1,112,964	27,002

Hudson Yards Mortgage Trust (19-55HY-A)

3.04% (2)(7)	12/10/41	35,000	37,167

JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-XB) (I/O)

0.51% (2)(7)	02/15/46	6,434,039	80,334

JPMorgan Chase Commercial Mortgage Securities Trust (14-C19-XA) (I/O)

0.89% (7)	04/15/47	2,965,125	43,180

Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O)

1.46% (7)	02/15/46	2,114,259	37,969

Natixis Commercial Mortgage Securities Trust (19-FAME-A)

3.05% (2)	08/15/36	130,000	130,408

Natixis Commercial Mortgage Securities Trust (19-NEMA-A)

3.82% (2)	02/15/39	190,000	203,377

New York City Housing Development Corp. (14-8SPR A)

3.71%	02/15/48	135,000	141,780

One Bryant Park Trust (19-OBP-A)

2.52% (2)	09/15/54	40,000	41,024

One Market Plaza Trust (17-1MKT-A)

3.61% (2)	02/10/32	150,000	156,934

WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O)

2.03% (2)(7)	11/15/45	2,570,293	51,645

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $1,297,253)			1,491,574

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 16.0%

Fannie Mae, Pool #MA4152

2.00%	10/01/40	$92,952	$94,993

Fannie Mae (07-52-LS) (I/O) (I/F)

5.94% (-1 mo. USD LIBOR + 6.050%) (3)	06/25/37	52,745	6,333

Fannie Mae (08-18-SM) (I/O) (I/F)

6.89% (-1 mo. USD LIBOR + 7.000%) (3)	03/25/38	50,929	8,205

Fannie Mae (09-115-SB) (I/O) (I/F)

6.14% (-1 mo. USD LIBOR + 6.250%) (3)	01/25/40	38,177	6,739

Fannie Mae (10-116-SE) (I/O) (I/F)

6.49% (-1 mo. USD LIBOR + 6.600%) (3)	10/25/40	68,245	13,430

Fannie Mae, Pool #AB3679

3.50%	10/01/41	66,484	72,849

Fannie Mae, Pool #AB4045

3.50%	12/01/41	93,241	102,209

Fannie Mae, Pool #AT5914

3.50%	06/01/43	34,377	37,840

Fannie Mae, Pool #BD7081

4.00%	03/01/47	31,105	33,914

Fannie Mae, Pool #CA0996

3.50%	01/01/48	80,809	87,642

Fannie Mae, Pool #CA2208

4.50%	08/01/48	3,462	3,782

Fannie Mae, Pool #FM2870

3.00%	03/01/50	191,101	202,757

Fannie Mae, Pool #MA1527

3.00%	08/01/33	18,676	19,853

Fannie Mae, Pool #MA1652

3.50%	11/01/33	29,937	32,374

Fannie Mae, Pool #MA2705

3.00%	08/01/46	102,004	107,558

Fannie Mae, Pool #MA4204

2.00%	12/01/40	75,834	77,367

Freddie Mac (3439-SC) (I/O) (I/F)

5.79% (-1 mo. USD LIBOR + 5.900%) (3)	04/15/38	51,046	7,996

Freddie Mac, Pool #G08681

3.50%	12/01/45	30,555	32,831

Freddie Mac, Pool #G08698

3.50%	03/01/46	28,914	31,229

Freddie Mac, Pool #G08716

3.50%	08/01/46	30,789	33,234

Freddie Mac, Pool #G08721

3.00%	09/01/46	5,579	5,885

Freddie Mac, Pool #G08722

3.50%	09/01/46	3,102	3,349

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac, Pool #G08732

3.00%	11/01/46	$7,758	$8,185

Freddie Mac, Pool #G08762

4.00%	05/01/47	28,818	31,234

Freddie Mac, Pool #G08833

5.00%	07/01/48	5,617	6,212

Freddie Mac, Pool #G18592

3.00%	03/01/31	4,979	5,269

Freddie Mac, Pool #ZT1703

4.00%	01/01/49	73,853	80,702

Ginnie Mae (11-146-EI) (I/O) (PAC)

5.00%	11/16/41	50,423	9,444

Ginnie Mae (11-69-GI) (I/O)

5.00%	05/16/40	4,774	12

Ginnie Mae, Pool #MA3662

3.00%	05/20/46	52,732	55,799

Ginnie Mae II, Pool #MA3597

3.50%	04/20/46	19,415	20,968

Ginnie Mae II, Pool #MA3663

3.50%	05/20/46	2,870	3,099

Ginnie Mae II, Pool #MA3803

3.50%	07/20/46	13,576	14,640

Ginnie Mae II, Pool #MA4454

5.00%	05/20/47	14,097	15,718

Ginnie Mae II, Pool #MA4900

3.50%	12/20/47	66,310	70,882

Ginnie Mae II, Pool #MA5399

4.50%	08/20/48	31,721	34,661

Ginnie Mae II TBA, 30 Year

2.00% (9)	10/01/50	375,000	382,046

2.50% (9)	05/01/50	25,000	25,993

2.50% (9)	05/01/50	225,000	233,446

Uniform Mortgage-Backed Securities TBA, 15 Year

2.00% (9)	02/01/36	150,000	154,951

1.50% (9)	02/01/36	225,000	227,438

2.00% (9)	02/01/36	150,000	154,755

Uniform Mortgage-Backed Securities TBA, 30 Year

2.00% (9)	01/01/51	1,500,000	1,512,568

2.50% (9)	07/01/50	1,500,000	1,552,668

2.50% (9)	07/01/50	200,000	207,547

Total Residential Mortgage-Backed Securities — Agency

(Cost: $5,663,990)			5,830,606

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 5.6%

Banc of America Funding Trust (05-C-A3)

0.42% (1 mo. USD LIBOR + 0.300%) (3)	05/20/35	24,063	24,227

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BCMSC Trust (00-A-A4)

8.29% (7)	06/15/30	$189,525	$49,278

Bear Stearns ALT-A Trust (04-8-M2)

1.83% (1 mo. USD LIBOR + 1.725%) (3)	09/25/34	102,093	101,150

Bear Stearns ALT-A Trust (05-8-11A1)

0.65% (1 mo. USD LIBOR + 0.540%) (3)	10/25/35	35,945	34,424

Carrington Mortgage Loan Trust (06-RFC1-A4)

0.59% (1 mo. USD LIBOR + 0.480%) (3)	03/25/36	59,079	58,885

DSLA Mortgage Loan Trust (04-AR1-A1A)

0.96% (1 mo. USD LIBOR + 0.840%) (3)	09/19/44	86,581	85,056

First Horizon Mortgage Pass-Through Trust (05-AR4-2A1)

2.98% (7)(10)	10/25/35	27,163	27,361

Green Tree Financial Corp. (98-6-A8)

6.66% (7)	06/01/30	1,792	1,801

Homestar Mortgage Acceptance Corp. (04-6-M4)

1.91% (1 mo. USD LIBOR + 1.800%) (3)	01/25/35	100,000	99,915

HSI Asset Securitization Corp. (06-WMC1-A3)

0.41% (1 mo. USD LIBOR + 0.300%) (3)	07/25/36	319,121	190,228

IndyMac INDX Mortgage Loan Trust (05-AR15-A2)

2.97% (7)	09/25/35	60,259	54,416

JPMorgan Mortgage Acquisition Trust (06-CH2-AF3)

5.46%	09/25/29	231,407	185,940

JPMorgan Mortgage Trust (05-A6-7A1)

3.17% (7)(10)	08/25/35	18,333	17,337

Lehman XS Trust (06-9-A1B)

0.43% (1 mo. USD LIBOR + 0.320%) (3)	05/25/46	61	—

Long Beach Mortgage Loan Trust (06-WL1-2A4)

0.79% (1 mo. USD LIBOR + 0.680%) (3)	01/25/46	22,450	22,454

Merrill Lynch Alternative Note Asset Trust (07-A1-A2B)

0.26% (1 mo. USD LIBOR + 0.150%) (3)	01/25/37	319,389	142,294

Merrill Lynch Alternative Note Asset Trust (07-A3-A2D)

0.44% (1 mo. USD LIBOR + 0.330%) (3)(11)	04/25/37	1,251,739	118,048

Mid-State Trust (04-1-A)

6.01%	08/15/37	69,752	74,084

Morgan Stanley ABS Capital I, Inc. Trust (05-HE2-M2)

0.77% (1 mo. USD LIBOR + 0.660%) (3)	01/25/35	133,819	129,122

Morgan Stanley ABS Capital I, Inc. Trust (06-HE4-A4)

0.59% (1 mo. USD LIBOR + 0.480%) (3)	06/25/36	285,125	192,695

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

MortgageIT Trust (05-1-1A1)

0.75% (1 mo. USD LIBOR + 0.640%) (3)	02/25/35	$24,471	$25,221

Nationstar Home Equity Loan Trust (07-B-2AV4)

0.43% (1 mo. USD LIBOR + 0.320%) (3)	04/25/37	48,363	47,142

Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D)

0.65% (1 mo. USD LIBOR + 0.540%) (3)	03/25/37	102,399	100,588

Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1)

2.37% (7)(10)	12/25/34	24,322	24,612

Structured Asset Mortgage Investments II Trust (05-AR6-2A1)

0.73% (1 mo. USD LIBOR + 0.620%) (3)	09/25/45	31,920	30,691

Structured Asset Mortgage Investments, Inc. (06-AR3-22A1)

2.59% (7)	05/25/36	143,075	93,491

WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust (05-AR2-2A1B)

0.85% (1 mo. USD LIBOR + 0.740%) (3)	01/25/45	118,766	117,832

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $2,125,672)			2,048,292

U.S. TREASURY SECURITIES — 4.6%

U.S. Treasury Bond

1.88%	02/15/51	375,000	341,191

U.S. Treasury Note

0.13%	04/30/23	10,000	9,993

0.75%	03/31/26	90,000	89,655

0.75%	04/30/26	920,000	915,651

1.13%	02/15/31	325,000	310,299

Total U.S. Treasury Securities

(Cost: $1,663,191)			1,666,789

Total Fixed Income Securities

(Cost: $38,448,643)			38,899,514

Security		Shares

MONEY MARKET INVESTMENTS — 1.5%

State Street Institutional U.S. Government Money Market Fund — Premier Class,

0.03% (12)		548,166	548,166

Total Money Market Investments

(Cost: $548,166)			548,166

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Security	Shares	Value

INVESTMENT COMPANIES — 3.4%

TCW Emerging Markets Income Fund —I Class (13)	151,647	$1,235,920

Total Investment Companies

(Cost: $1,244,234)		1,235,920

Total Investments (111.4%)

(Cost: $40,241,043)		40,683,600

Liabilities In Excess Of Other Assets (-11.4%)		(4,175,362)

Net Assets (100.0%)		$36,508,238

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2021

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (14)
State Street Bank & Trust Co.	AUD	20,000	07/16/21	$15,256	$15,454	$198
State Street Bank & Trust Co.	CAD	459,000	07/16/21	366,328	373,167	6,839
State Street Bank & Trust Co.	CHF	35,000	07/16/21	38,017	38,450	433
State Street Bank & Trust Co.	CNY	2,640,000	07/16/21	405,553	405,917	364
State Street Bank & Trust Co.	CZK	480,000	07/16/21	22,423	22,338	(85)
State Street Bank & Trust Co.	EUR	2,921,881	07/16/21	3,484,991	3,522,662	37,671
State Street Bank & Trust Co.	GBP	268,000	07/16/21	367,916	371,134	3,218
Citibank N.A.	IDR	780,125,000	07/16/21	53,232	53,644	412
Goldman Sachs & Co.	IDR	752,000,000	07/16/21	51,416	51,711	295
Citibank N.A.	ILS	509,445	07/16/21	156,786	157,216	430
State Street Bank & Trust Co.	JPY	279,788,000	07/16/21	2,559,505	2,561,227	1,722
Goldman Sachs & Co.	KRW	147,625,918	07/16/21	132,225	132,722	497
State Street Bank & Trust Co.	MXN	890,000	07/16/21	43,875	43,756	(119)
Goldman Sachs & Co.	PEN	160,000	09/15/21	44,077	42,210	(1,867)
JP Morgan Chase Bank	PLN	841,200	07/16/21	221,252	222,094	842
State Street Bank & Trust Co.	SEK	2,100,000	07/16/21	248,462	248,524	62

				$8,211,314	$8,262,226	$50,912

SELL (15)
State Street Bank & Trust Co.	AUD	333,000	07/16/21	$254,160	$257,308	$(3,148)
Goldman Sachs & Co.	BRL	720,000	08/31/21	128,257	131,272	(3,015)
Goldman Sachs & Co.	BRL	1,480,000	12/13/21	250,148	266,601	(16,453)
State Street Bank & Trust Co.	CAD	100,000	07/16/21	81,392	81,300	92
Goldman Sachs & Co.	CLP	130,000,000	07/19/21	184,218	181,961	2,257
State Street Bank & Trust Co.	CNY	2,400,128	05/07/21	370,825	370,807	18
State Street Bank & Trust Co.	CNY	430,000	05/21/21	65,298	66,370	(1,072)
State Street Bank & Trust Co.	CNY	4,973,000	07/16/21	755,546	764,630	(9,084)
Citibank N.A.	COP	137,793,875	07/16/21	36,590	36,707	(117)
Goldman Sachs & Co.	COP	154,270,000	07/16/21	42,189	41,096	1,093
State Street Bank & Trust Co.	CZK	2,485,000	07/16/21	114,008	115,645	(1,637)
State Street Bank & Trust Co.	EUR	50,000	07/16/21	60,400	60,280	120
State Street Bank & Trust Co.	GBP	27,000	07/16/21	37,765	37,390	375
JP Morgan Chase Bank	HUF	27,577,400	07/16/21	91,791	92,075	(284)
State Street Bank & Trust Co.	HUF	72,900,000	07/16/21	243,264	243,396	(132)
Goldman Sachs & Co.	IDR	1,532,125,000	07/16/21	103,522	105,355	(1,833)
Goldman Sachs & Co.	ILS	335,000	07/16/21	102,458	103,383	(925)
State Street Bank & Trust Co.	JPY	5,600,000	07/16/21	51,536	51,263	273
Goldman Sachs & Co.	KRW	519,800,000	07/16/21	462,328	467,320	(4,992)
State Street Bank & Trust Co.	MXN	2,040,000	07/16/21	100,444	100,296	148
Goldman Sachs & Co.	MYR	676,940	07/16/21	163,325	164,760	(1,435)
State Street Bank & Trust Co.	NOK	4,043,000	07/16/21	476,660	486,673	(10,013)
State Street Bank & Trust Co.	NZD	308,000	07/16/21	220,059	220,925	(866)
Goldman Sachs & Co.	PEN	160,000	09/15/21	44,420	42,211	2,209
State Street Bank & Trust Co.	PLN	711,000	07/16/21	187,237	187,719	(482)
Goldman Sachs & Co.	RON	230,000	07/16/21	55,617	56,011	(394)
Goldman Sachs & Co.	RUB	7,000,000	07/16/21	90,390	92,323	(1,933)
State Street Bank & Trust Co.	SGD	359,000	07/16/21	268,941	269,774	(833)
Citibank N.A.	ZAR	2,678,000	07/16/21	182,786	182,770	16
State Street Bank & Trust Co.	ZAR	1,680,000	07/16/21	116,793	114,658	2,135

				$5,342,367	$5,392,279	$(49,912)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
12	5-Year U.S. Treasury Note Futures	06/30/21	$1,486,063	$1,487,250	$1,187
Short Futures
7	10-Year U.S. Ultra Treasury Note Futures	06/21/21	$(1,033,821)	$(1,018,828)	$14,993

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
COP	Colombian Peso.
CNY	Chinese Yuan.
CZK	Czech Koruna.
EUR	Euro Currency.
GBP	British Pound Sterling.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	New Romanian Leu.
RUB	Russian Ruble.
SEK	Swedish Krona.
SGD	Singapore Dollar.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2021, the value of these securities amounted to $6,518,776 or 17.9% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2021, the value of these securities amounted to $7,867,411 or 21.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2021.
(4)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(5)	Security is not accruing interest.
(6)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(7)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	Restricted security (Note 11).
(9)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(10)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(12)	Rate disclosed is the 7-day net yield as of April 30, 2021.
(13)	Affiliated issuer.
(14)	Fund buys foreign currency, sells U.S. Dollar.
(15)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2021

The summary of the TCW Global Bond Fund transactions in the affiliated fund for the period ended April 30, 2021 is as follows:

Name of Affiliated Fund	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2021	Value at April 30, 2021	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Emerging Markets Income Fund — I Class
	$691,609	$547,876	$—	151,647	$1,235,920	$27,816	$—	$—	$(3,565)

Total					$1,235,920	$27,816	$—	$—	$(3,565)

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Investments by Sector (Unaudited)	April 30, 2021

Sector	Percentage of Net Assets
Foreign Government Bonds	46.4%
Corporate Bonds	24.2
Residential Mortgage-Backed Securities — Agency	16.0
Residential Mortgage-Backed Securities — Non-Agency	5.6
U.S. Treasury Securities	4.6
Asset-Backed Securities	4.2
Commercial Mortgage-Backed Securities — Non-Agency	4.1
Investment Companies	3.4
Money Market Investments	1.5
Commercial Mortgage-Backed Securities — Agency	0.8
Municipal Bonds	0.6
Other*	(11.4)

Total	100.0%

*	Includes capstock, forward currency exchange contracts, futures, pending trades, interest receivable and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Investments by Country (Unaudited)	April 30, 2021

Country	Percentage of Net Assets
Australia	2.9
Bermuda	0.4
Brazil	1.1
Canada	2.3
Cayman Islands	4.1
Chile	0.5
China	8.8
Colombia	0.3
Czech Republic	1.3
France	0.2
Hungary	1.0
Indonesia	1.4
Ireland	1.0
Israel	0.3
Italy	1.2
Ivory Coast	0.3
Japan	6.1
Luxembourg	0.4
Malaysia	0.8
Mexico	1.6
Netherlands	0.0
New Zealand	0.9
Norway	1.6
Panama	0.1
Poland	0.5
Portugal	2.2
Romania	1.0
Russia	0.2
Saudi Arabia	0.3
Singapore	1.2
South Africa	0.8
South Korea	2.4
Spain	3.4
Supranational	0.2
Switzerland	0.3
United Kingdom	5.6
United States	54.7

Total	111.4%

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2021

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$466,712	$8,371,627	$—	$8,838,339
Municipal Bonds	—	234,780	—	234,780
Foreign Government Bonds	4,750,037	12,211,683	—	16,961,720
Asset-Backed Securities	—	1,529,667	—	1,529,667
Commercial Mortgage-Backed Securities — Agency	—	297,747	—	297,747
Commercial Mortgage-Backed Securities — Non-Agency	—	1,491,574	—	1,491,574
Residential Mortgage-Backed Securities — Agency	—	5,830,606	—	5,830,606
Residential Mortgage-Backed Securities — Non-Agency	—	1,930,244	118,048	2,048,292
U.S. Treasury Securities	1,666,789	—	—	1,666,789

Total Fixed Income Securities	6,883,538	31,897,928	118,048	38,899,514

Money Market Investments	548,166	—	—	548,166
Investment Companies	1,235,920	—	—	1,235,920

Total Investments	$8,667,624	$31,897,928	$118,048	$40,683,600

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	61,719	—	61,719
Futures Contracts
Interest Rate Risk	16,180	—	—	16,180

Total	$8,683,804	$31,959,647	$118,048	$40,761,499

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(60,719)	$—	$(60,719)

Total	$—	$(60,719)	$—	$(60,719)

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	April 30, 2021

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 92.7% of Net Assets

BANK LOANS — 13.8%

Aerospace/Defense — 0.1%

TransDigm, Inc. 2020 Term Loan E

2.36% (1 mo. USD LIBOR + 2.250%) (1)	05/30/25	$113,835	$112,604

Airlines — 0.1%

AAdvantage Loyalty IP Ltd. 2021 Term Loan

0.00% (2)	04/20/28	70,000	72,081

Beverages — 0.2%

Triton Water Holdings, Inc. Term Loan

4.00% (3 mo. USD LIBOR + 3.500%) (1)	03/31/28	275,000	274,398

Chemicals — 0.9%

Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3

1.95% (3 mo. USD LIBOR + 1.750%) (1)	06/01/24	52,293	52,023

Lonza Group AG USD Term Loan B

0.00% (2)	04/29/28	300,000	297,000

Zep, Inc. 2017 1st Lien Term Loan

5.00% (3 mo. USD LIBOR + 4.000%)(1)	08/12/24	711,959	706,124

			1,055,147

Commercial Services — 1.0%

Amentum Government Services Holdings LLC 2020 Term Loan B

5.50% (3 mo. USD LIBOR + 4.750%) (1)	01/29/27	250,000	251,459

Rent-A-Center, Inc. 2021 Term Loan B

4.75% (1 mo. USD LIBOR + 4.000%) (1)	02/17/28	550,000	554,581

Spin Holdco, Inc. 2021 Term Loan

4.75% (3 mo. USD LIBOR + 4.000%) (1)	03/01/28	425,000	423,772

			1,229,812

Computers — 0.7%

Peraton Holding Corp. Delayed Draw Term Loan B

0.00% (2)	02/01/28	404,920	405,286

Peraton Holding Corp. Term Loan B

4.50% (1 mo. USD LIBOR + 3.750%) (1)	02/01/28	230,080	230,289

TierPoint, LLC 2021 Term Loan

4.50% (1 mo. USD LIBOR + 3.750%) (1)	05/05/26	195,150	194,073

			829,648

Diversified Financial Services — 0.1%

Delos Finance Sarl 2018 Term Loan B

1.95% (3 mo. USD LIBOR + 1.750%) (1)	10/06/23	100,000	99,982

Issues	Maturity Date	Principal Amount	Value

Electric — 0.1%

Vistra Energy Co., 1st Lien Term Loan B3

1.87% (1 mo. USD LIBOR + 1.750%) (1)	12/31/25	$67,495	$66,977

Entertainment — 1.3%

Churchill Downs, Inc., 2017 Term Loan B

2.12% (1 mo. USD LIBOR + 2.000%) (1)	12/27/24	339,421	339,703

Crown Finance US, Inc. 2018 USD Term Loan

2.70% (3 mo. USD LIBOR + 2.500%) (1)	02/28/25	768,160	661,474

Crown Finance US, Inc. 2020 Term Loan B1

7.00% (1 mo. USD LIBOR + 7.000%) (1)	05/23/24	201,742	254,339

Golden Nugget, Inc. 2020 Initial Term Loan

13.00% (3 mo. USD LIBOR + 12.000%) (1)	10/04/23	3,020	3,427

Scientific Games International, Inc., 2018 Term Loan B5

2.86% (1 mo. USD LIBOR + 2.750%) (1)	08/14/24	311,532	307,520

			1,566,463

Environmental Control — 0.0%

GFL Environmental, Inc. 2020 Term Loan

3.50% (1 mo. USD LIBOR + 3.000%) (1)	05/30/25	49,491	49,566

Food — 0.4%

Dhanani Group, Inc., 2018 Term Loan B

3.86% (1 mo. USD LIBOR + 3.750%) (1)	07/20/25	558,077	553,718

Health Care-Products — 0.2%

Auris Luxembourg III S.A.R.L., 2018 USD Term Loan B2

3.86% (1 mo. USD LIBOR + 3.750%) (1)	02/27/26	16,170	15,901

Avantor Funding, Inc. 2020 Incremental Term Loan B4

3.25% (1 mo. USD LIBOR + 2.500%) (1)	11/08/27	249,375	249,811

			265,712

Health Care-Services — 1.0%

ADMI Corp. 2021 Term Loan B2

3.25% (1)	12/23/27	275,000	273,167

eResearchTechnology, Inc. 2020 1st Lien Term Loan

5.50% (1 mo. USD LIBOR + 4.500%) (1)	02/04/27	129,673	130,142

Gentiva Health Services, Inc., 2020 Term Loan

2.88% (1 mo. USD LIBOR + 2.750%) (1)	07/02/25	162,509	162,407

IQVIA, Inc., 2018 USD Term Loan B3

1.95% (3 mo. USD LIBOR + 1.750%) (1)	06/11/25	189,819	189,430

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)

PPD, Inc. Initial Term Loan

2.75% (1 mo. USD LIBOR + 2.250%) (1)	01/13/28	$390,000	$389,817

Surgery Center Holdings, Inc. 2020 Incremental Term Loan

9.00% (1 mo. USD LIBOR + 8.000%) (1)	09/03/24	24,750	25,330

			1,170,293

Insurance — 0.6%

Acrisure, LLC 2020 Term Loan B

3.70% (3 mo. USD LIBOR + 3.500%) (1)	02/15/27	299,244	295,223

Worley Claims Services, LLC 2019 Term Loan B

4.11% (1 mo. USD LIBOR + 4.000%, PRIME + 3.00%) (1)	06/03/26	430,000	425,431

			720,654

Lodging — 0.4%

CityCenter Holdings LLC, 2017 Term Loan B

3.00% (1 mo. USD LIBOR + 2.250%) (1)	04/18/24	238,505	236,166

Golden Nugget, Inc. 2017 Incremental Term Loan B

3.25% (2 mo. USD LIBOR + 2.500%) (1)	10/04/23	288,368	285,471

			521,637

Machinery-Diversified — 0.2%

Titan Acquisition Ltd. 2018 Term Loan B

3.27% (6 mo. USD LIBOR + 3.000%) (1)	03/28/25	199,631	195,830

Media — 1.6%

CSC Holdings, LLC 2017 Term Loan B1

2.36% (1 mo. USD LIBOR + 2.250%) (1)	07/17/25	1,577,109	1,562,678

Nexstar Broadcasting, Inc. 2018 Term Loan B3

2.36% (1 mo. USD LIBOR + 2.250%) (1)	01/17/24	320,000	319,224

Sinclair Television Group, Inc., Term Loan B2B

2.62% (1 mo. USD LIBOR + 2.500%) (1)	09/30/26	19,700	19,491

			1,901,393

Packaging & Containers — 1.7%

BWAY Holding Co. 2017 Term Loan B

3.44% (3 mo. USD LIBOR + 3.250%) (1)	04/03/24	349,091	337,799

Charter NEX US, Inc. 2020 Term Loan

5.00% (1 mo. USD LIBOR + 4.250%) (1)	12/01/27	379,050	380,856

Plaze, Inc. 2020 Incremental Term Loan

4.50% (1 mo. USD LIBOR + 3.750%) (1)	08/03/26	213,926	213,659

Issues	Maturity Date	Principal Amount	Value

Packaging & Containers (Continued)

Proampac PG Borrower LLC 2020 Term Loan

5.00% (3 mo. USD LIBOR + 4.000%) (1)	11/03/25	$380,000	$381,288

Reynolds Group Holdings, Inc., 2017 Term Loan

2.86% (1 mo. USD LIBOR + 2.750%) (1)	02/05/23	293,761	293,455

Trident TPI Holdings, Inc. 2017 USD Term Loan B1

4.00% (3 mo. USD LIBOR + 3.000%) (1)	10/17/24	497,429	495,333

			2,102,390

Pharmaceuticals — 0.9%

Alphabet Holding Co., Inc., 2017 1st Lien Term Loan

3.61% (1 mo. USD LIBOR + 3.500%) (1)	09/26/24	74,843	74,937

Change Healthcare Holdings LLC 2017 Term Loan B

3.50% (3 mo. USD LIBOR + 2.500%) (1)	03/01/24	704,220	704,181

Elanco Animal Health, Inc. Term Loan B

1.87% (1 mo. USD LIBOR + 1.750%) (1)	08/02/27	278,648	275,165

Endo Luxembourg Finance Company I S.A.R.L. 2021 Term Loan

5.19% (3 mo. USD LIBOR + 5.000%) (1)	03/10/28	37,542	36,688

			1,090,971

REIT — 0.4%

VICI Properties 1 LLC, Term Loan B

1.86% (1 mo. USD LIBOR + 1.750%) (1)	12/20/24	545,000	540,343

Retail — 0.1%

1011778 B.C. Unlimited Liability Co., Term Loan B4

1.86% (1 mo. USD LIBOR + 1.750%) (1)	11/19/26	79,621	78,558

Software — 0.6%

CT Technologies Intermediate Holdings, Inc. 2020 Term Loan

6.00% (1 mo. USD LIBOR + 5.000%) (1)	12/16/25	145,000	145,471

RealPage, Inc. 1st Lien Term Loan

3.75% (1 mo. USD LIBOR + 3.250%) (1)	04/24/28	175,000	174,399

SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4

1.86% (1 mo. USD LIBOR + 1.750%) (1)	04/16/25	184,809	182,999

SS&C Technologies, Inc., 2018 Term Loan B3

1.86% (1 mo. USD LIBOR + 1.750%) (1)	04/16/25	249,193	246,752

			749,621

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

Telecommunications — 1.2%

CenturyLink, Inc. 2020 Term Loan B

2.36% (1 mo. USD LIBOR + 2.250%) (1)	03/15/27	$69,125	$68,434

Frontier Communications Corp. 2021 DIP Term Loan B

4.50% (3 mo. USD LIBOR + 3.750%) (1)	10/08/27	550,000	548,853

GTT Communications, Inc., 2018 USD Term Loan B

2.95% (3 mo. USD LIBOR + 2.750%) (1)	05/31/25	98,481	84,963

Intelsat Jackson Holdings S.A., 2017 Term Loan B5

8.63% (1 mo. USD LIBOR + 8.625%) (1)	01/02/24	14,000	14,305

Level 3 Financing, Inc., 2019 Term Loan B

1.86% (1 mo. USD LIBOR + 1.750%) (1)	03/01/27	138,304	136,835

Maxar Technologies Ltd., Term Loan B

2.86% (1 mo. USD LIBOR + 2.750%) (1)	10/04/24	216,250	214,312

SBA Senior Finance II LLC, 2018 Term Loan B

1.87% (1 mo. USD LIBOR + 1.750%) (1)	04/11/25	264,840	263,406

Zayo Group Holdings, Inc. USD Term Loan

3.11% (1 mo. USD LIBOR + 3.000%) (1)	03/09/27	160,342	158,939

			1,490,047

Total Bank Loans

(Cost: $16,425,563)			16,737,845

CORPORATE BONDS — 77.5%

Advertising — 0.0%

Outfront Media Capital LLC / Outfront Media Capital Corp.

4.63% (3)	03/15/30	10,000	9,937

Agriculture — 0.4%

BAT Capital Corp.

5.28%	04/02/50	401,000	436,671

Airlines — 0.9%

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.

5.75% (3)	04/20/29	375,000	401,175

Delta Air Lines, Inc. / SkyMiles IP, Ltd.

4.75% (3)	10/20/28	275,000	302,204

Delta Air Lines, Inc. Pass-Through Certificates (02-1-G-1) (EETC)

6.72%	07/02/24	94,987	96,649

Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd.

6.50% (3)	06/20/27	283,000	310,627

			1,110,655

Issues	Maturity Date	Principal Amount	Value

Auto Manufacturers — 2.5%

Ford Motor Credit Co. LLC

1.46% (3 mo. USD LIBOR + 1.270%) (1)	03/28/22	$1,600,000	$1,597,639

2.90%	02/16/28	480,000	471,005

2.98%	08/03/22	120,000	122,079

3.10%	05/04/23	835,000	854,815

			3,045,538

Banks — 0.1%

Bank of America Corp.

4.08% (3 mo. USD LIBOR + 3.150%) (1)	03/20/51	57,000	63,806

Beverages — 0.2%

Primo Water Holdings, Inc.

4.38% (3)	04/30/29	300,000	299,718

Biotechnology — 0.5%

Emergent BioSolutions, Inc.

3.88% (3)	08/15/28	650,000	610,217

Chemicals — 0.5%

Herens Holdco Sarl

4.75% (3)(4)	05/15/28	600,000	600,000

Commercial Services — 2.3%

Adtalem Global Education, Inc.

5.50% (3)	03/01/28	380,000	381,600

Carriage Services, Inc.

4.25% (3)(4)	05/15/29	300,000	299,235

Gartner, Inc.

3.75% (3)	10/01/30	80,000	80,400

4.50% (3)	07/01/28	597,000	628,354

IHS Markit, Ltd.

4.75% (3)	02/15/25	80,000	89,932

5.00% (3)	11/01/22	176,000	185,493

Prime Security Services Borrower LLC / Prime Finance, Inc.

3.38% (3)	08/31/27	557,000	539,243

Service Corp. International

3.38%	08/15/30	180,000	174,519

4.63%	12/15/27	65,000	69,225

WW International, Inc.

4.50% (3)	04/15/29	365,000	360,718

			2,808,719

Computers — 1.5%

Booz Allen Hamilton, Inc.

3.88% (3)	09/01/28	590,000	589,897

NCR Corp.

5.13% (3)	04/15/29	60,000	61,903

5.25% (3)	10/01/30	476,000	493,255

8.13% (3)	04/15/25	328,000	359,786

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Computers (Continued)

Science Applications International Corp.

4.88% (3)	04/01/28	$275,000	$283,904

			1,788,745

Cosmetics/Personal Care — 0.4%

Edgewell Personal Care Co.

5.50% (3)	06/01/28	466,000	496,402

Diversified Financial Services — 0.6%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

3.50%	01/15/25	172,000	182,312

Avolon Holdings Funding, Ltd.

5.13% (3)	10/01/23	90,000	96,830

GE Capital International Funding Co. Unlimited Co. (Ireland)

4.42%	11/15/35	127,000	146,340

Park Aerospace Holdings, Ltd.

4.50% (3)	03/15/23	251,000	263,523

			689,005

Electric — 1.6%

FirstEnergy Corp.

2.65%	03/01/30	830,000	812,592

3.40%	03/01/50	574,000	532,351

5.35%	07/15/47	280,000	325,850

Vistra Operations Co. LLC

3.55% (3)	07/15/24	309,000	320,983

			1,991,776

Electrical Components & Equipment — 0.3%

Energizer Holdings, Inc.

4.75% (3)	06/15/28	392,000	402,780

Engineering & Construction — 0.3%

PowerTeam Services LLC

9.03% (3)	12/04/25	286,000	318,201

Entertainment — 2.4%

Banijay Entertainment SASU

5.38% (3)	03/01/25	347,000	358,472

Churchill Downs, Inc.

4.75% (3)	01/15/28	135,000	138,881

5.50% (3)	04/01/27	351,000	365,145

Cinemark USA, Inc.

8.75% (3)	05/01/25	337,000	367,330

Colt Merger Sub, Inc.

6.25% (3)	07/01/25	674,000	717,170

Live Nation Entertainment, Inc.

3.75% (3)	01/15/28	275,000	273,625

6.50% (3)	05/15/27	170,000	188,063

Issues	Maturity Date	Principal Amount	Value

Entertainment (Continued)

Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.

5.13% (3)	10/01/29	$336,000	$347,748

7.75% (3)	04/15/25	111,000	119,741

			2,876,175

Environmental Control — 1.7%

Clean Harbors, Inc.

4.88% (3)	07/15/27	230,000	239,775

5.13% (3)	07/15/29	700,000	757,750

GFL Environmental, Inc. (Canada)

3.75% (3)	08/01/25	575,000	586,161

4.25% (3)	06/01/25	310,000	319,881

5.13% (3)	12/15/26	189,000	199,019

			2,102,586

Food — 5.2%

Chobani LLC / Chobani Finance Corp, Inc.

4.63% (3)	11/15/28	464,000	479,910

JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.

5.50% (3)	01/15/30	645,000	710,313

Kraft Heinz Foods Co.

3.00%	06/01/26	1,611,000	1,702,215

4.63%	01/30/29	444,000	501,507

Lamb Weston Holdings, Inc.

4.88% (3)	05/15/28	134,000	147,902

Nathan’s Famous, Inc.

6.63% (3)	11/01/25	15,000	15,394

Post Holdings, Inc.

4.50% (3)	09/15/31	475,000	472,107

4.63% (3)	04/15/30	1,025,000	1,036,531

5.63% (3)	01/15/28	356,000	376,915

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed

4.63% (3)	03/01/29	385,000	388,515

Smithfield Foods, Inc.

3.35% (3)	02/01/22	228,000	232,914

5.20% (3)	04/01/29	217,000	251,726

			6,315,949

Forest Products & Paper — 0.7%

Clearwater Paper Corp.

4.75% (3)	08/15/28	889,000	898,370

Health Care-Products — 1.1%

Hill-Rom Holdings, Inc.

4.38% (3)	09/15/27	205,000	212,807

Hologic, Inc.

3.25% (3)	02/15/29	205,000	201,680

4.63% (3)	02/01/28	90,000	95,382

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

Health Care-Products (Continued)

Teleflex, Inc.

4.25% (3)	06/01/28	$687,000	$710,866

4.88%	06/01/26	55,000	56,592

			1,277,327

Health Care-Services — 6.7%

Catalent Pharma Solutions, Inc.

5.00% (3)	07/15/27	950,000	995,543

Centene Corp.

3.00%	10/15/30	392,000	389,550

4.63%	12/15/29	534,000	578,773

Encompass Health Corp.

4.75%	02/01/30	766,000	805,258

HCA, Inc.

3.50%	09/01/30	1,013,000	1,041,384

IQVIA, Inc.

5.00% (3)	05/15/27	428,000	449,927

Molina Healthcare, Inc.

3.88% (3)	11/15/30	1,022,000	1,053,140

4.38% (3)	06/15/28	602,000	622,534

5.38%	11/15/22	552,000	579,945

Prime Healthcare Services, Inc.

7.25% (3)	11/01/25	541,000	582,251

Providence Service Corp. (The)

5.88% (3)	11/15/25	347,000	369,510

Tenet Healthcare Corp.

4.88% (3)	01/01/26	640,000	665,767

			8,133,582

Home Furnishings — 0.2%

WASH Multifamily Acquisition, Inc.

5.75% (3)	04/15/26	275,000	286,000

Household Products/Wares — 0.8%

Central Garden & Pet Co.

4.13%	10/15/30	312,000	322,215

Spectrum Brands, Inc.

3.88% (3)	03/15/31	125,000	122,721

5.00% (3)	10/01/29	452,000	480,250

			925,186

Housewares — 0.4%

Newell Brands, Inc.

4.35%	04/01/23	85,000	89,697

4.88%	06/01/25	355,000	394,068

			483,765

Insurance — 0.4%

Acrisure LLC / Finance, Inc.

4.25% (3)	02/15/29	450,000	441,076

Issues	Maturity Date	Principal Amount	Value

Internet — 0.5%

Cogent Communications Group, Inc.

3.50% (3)	05/01/26	$600,000	$600,000

Lodging — 0.3%

Hilton Domestic Operating Co., Inc.

5.75% (3)	05/01/28	191,000	205,990

Wyndham Hotels & Resorts, Inc.

4.38% (3)	08/15/28	212,000	218,716

			424,706

Machinery-Construction & Mining — 0.5%

BWX Technologies, Inc.

4.13% (3)	06/30/28	593,000	605,204

Media — 10.6%

Block Communications, Inc.

4.88% (3)	03/01/28	355,000	363,431

Cable One, Inc.

4.00% (3)	11/15/30	550,000	543,813

CCO Holdings LLC / CCO Holdings Capital Corp.

4.50% (3)	05/01/32	686,000	693,964

5.50% (3)	05/01/26	2,662,000	2,750,511

CSC Holdings LLC

3.38% (3)	02/15/31	547,000	515,126

6.50% (3)	02/01/29	889,000	983,896

Diamond Sports Group LLC / Diamond Sports Finance Co.

5.38% (3)	08/15/26	1,430,000	1,045,587

DISH DBS Corp.

5.88%	11/15/24	31,000	33,583

7.38%	07/01/28	607,000	656,313

7.75%	07/01/26	30,000	34,688

Midcontinent Communications & Finance Co.

5.38% (3)	08/15/27	584,000	612,009

Sinclair Television Group, Inc.

4.13% (3)	12/01/30	562,000	548,658

Sirius XM Radio, Inc.

3.88% (3)	08/01/22	1,510,000	1,520,570

5.50% (3)	07/01/29	280,000	302,966

Virgin Media Secured Finance PLC (United Kingdom)

4.50% (3)	08/15/30	1,696,000	1,711,298

5.50% (3)	05/15/29	543,000	581,282

			12,897,695

Miscellaneous Manufacturers — 0.0%

General Electric Co.

0.67% (3 mo. USD LIBOR + 0.480%) (1)	08/15/36	52,000	41,980

Oil & Gas — 3.7%

Antero Resources Corp.

7.63% (3)	02/01/29	579,000	627,346

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Oil & Gas (Continued)

Devon Energy Corp.

5.00%	06/15/45	$145,000	$162,400

Endeavor Energy Resources LP / EER Finance, Inc.

5.75% (3)	01/30/28	459,000	490,559

Exxon Mobil Corp.

4.33%	03/19/50	65,000	76,009

Hess Corp.

5.60%	02/15/41	92,000	108,159

Occidental Petroleum Corp.

0.00% (5)	10/10/36	350,000	176,750

3.50%	08/15/29	903,000	865,381

4.40%	08/15/49	723,000	631,107

5.88%	09/01/25	454,000	496,562

Petroleos Mexicanos

7.69%	01/23/50	65,000	62,676

Sunoco LP / Sunoco Finance Corp.

4.50% (3)	05/15/29	170,000	171,700

5.88%	03/15/28	548,000	582,250

Valaris PLC

7.75%(6)	02/01/26	125,000	12,813

			4,463,712

Oil & Gas Services — 1.4%

Archrock Partners LP / Archrock Partners Finance Corp.

6.25% (3)	04/01/28	720,000	755,043

USA Compression Partners LP / USA Compression Finance Corp.

6.88%	04/01/26	348,000	365,379

6.88%	09/01/27	534,000	562,572

			1,682,994

Packaging & Containers — 4.5%

Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.

5.25% (3)	04/30/25	154,000	162,470

Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland)

4.13% (3)	08/15/26	774,000	800,122

Ball Corp.

4.00%	11/15/23	639,000	680,854

4.88%	03/15/26	374,000	419,965

5.25%	07/01/25	311,000	352,402

Berry Global, Inc.

4.88% (3)	07/15/26	150,000	159,045

Graphic Packaging International LLC

3.50% (3)	03/15/28	1,274,000	1,273,541

4.75% (3)	07/15/27	85,000	92,863

Graphic Packaging International, Inc.

4.13%	08/15/24	100,000	107,240

Issues	Maturity Date	Principal Amount	Value

Packaging & Containers (Continued)

Sealed Air Corp.

4.00% (3)	12/01/27	$582,000	$612,555

4.88% (3)	12/01/22	150,000	157,524

5.50% (3)	09/15/25	304,000	337,324

Silgan Holdings, Inc.

4.13%	02/01/28	125,000	129,502

Trivium Packaging Finance BV (Netherlands)

5.50% (3)	08/15/26	125,000	130,755

			5,416,162

Pharmaceuticals — 4.8%

Bausch Health Cos, Inc. (Canada)

5.75% (3)	08/15/27	18,000	19,373

7.00% (3)	03/15/24	2,561,000	2,629,110

Bayer US Finance II LLC

4.38% (3)	12/15/28	79,000	89,453

5.50% (3)	08/15/25	54,000	61,126

CVS Health Corp.

5.05%	03/25/48	61,000	75,152

Elanco Animal Health, Inc.

5.27%	08/28/23	401,000	430,909

5.90%	08/28/28	688,000	783,219

Endo Luxembourg Finance Co. I Sarl / Endo US, Inc.

6.13% (3)	04/01/29	775,000	768,149

Jazz Securities DAC

4.38% (3)	01/15/29	160,000	164,000

Organon Finance 1 LLC

4.13% (3)	04/30/28	300,000	307,722

5.13% (3)	04/30/31	200,000	207,770

Owens & Minor, Inc.

4.50% (3)	03/31/29	250,000	252,800

			5,788,783

Pipelines — 3.3%

Cheniere Corpus Christi Holdings LLC

5.13%	06/30/27	13,000	15,002

Cheniere Energy Partners LP

4.50%	10/01/29	75,000	78,352

DCP Midstream Operating LP

5.60%	04/01/44	136,000	140,080

Energy Transfer LP

5.35%	05/15/45	126,000	136,316

5.00%	05/15/50	135,000	142,738

5.40%	10/01/47	40,000	43,528

6.63% (3 mo. USD LIBOR + 4.155%) (1)	12/31/99	1,097,000	1,036,665

NGL Energy Operating LLC / NGL Energy Finance Corp.

7.50% (3)	02/01/26	500,000	526,355

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

Pipelines (Continued)

Rockies Express Pipeline LLC

4.80% (3)	05/15/30	$30,000	$29,775

6.88% (3)	04/15/40	541,000	584,280

Ruby Pipeline LLC

8.00% (3)(7)	04/01/22	210,152	180,993

Targa Resources Partners LP / Targa Resources Partners Finance Corp.

5.50%	03/01/30	305,000	331,276

6.88%	01/15/29	188,000	210,951

TransMontaigne Partners LP / TLP Finance Corp.

6.13%	02/15/26	587,000	592,870

			4,049,181

REIT — 3.5%

American Assets Trust LP

3.38%	02/01/31	600,000	602,802

CyrusOne LP / CyrusOne Finance Corp.

3.45%	11/15/29	876,000	918,749

GLP Capital LP / GLP Financing II, Inc.

5.75%	06/01/28	616,000	718,945

Iron Mountain, Inc.

5.25% (3)	07/15/30	942,000	979,727

MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.

4.50%	01/15/28	40,000	41,800

4.63% (3)	06/15/25	307,000	327,342

5.63%	05/01/24	106,000	114,424

SL Green Operating Partnership LP

3.25%	10/15/22	500,000	517,250

			4,221,039

Retail — 2.5%

1011778 BC ULC / New Red Finance, Inc.

3.50% (3)	02/15/29	1,118,000	1,097,082

Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC

5.13% (3)	04/15/29	245,000	251,125

FirstCash, Inc.

4.63% (3)	09/01/28	882,000	907,450

Magic Mergeco, Inc.

5.25% (3)	05/01/28	500,000	506,875

Murphy Oil USA, Inc.

3.75% (3)	02/15/31	307,000	302,856

			3,065,388

Semiconductors — 0.1%

Intel Corp.

4.75%	03/25/50	55,000	69,825

NVIDIA Corp.

3.50%	04/01/50	95,000	102,517

			172,342

Issues	Maturity Date	Principal Amount	Value

Software — 0.8%

MSCI, Inc.

3.63% (3)	09/01/30	$65,000	$66,178

SS&C Technologies, Inc.

5.50% (3)	09/30/27	862,000	916,845

			983,023

Telecommunications — 9.1%

AT&T, Inc.

3.55% (3)	09/15/55	768,000	706,154

4.50%	05/15/35	412,000	468,140

CenturyLink, Inc.

4.00% (3)	02/15/27	985,000	1,003,745

Frontier Communications Corp.

5.00% (3)	05/01/28	598,000	612,902

Level 3 Financing, Inc.

3.63% (3)	01/15/29	225,000	218,459

4.25% (3)	07/01/28	1,452,000	1,463,500

Qwest Corp.

6.75%	12/01/21	373,000	385,305

7.25%	09/15/25	750,000	888,188

SES Global Americas Holdings GP

5.30% (3)	03/25/44	559,000	640,301

Sprint Corp.

7.88%	09/15/23	1,846,000	2,106,747

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC

5.15% (3)	09/20/29	907,000	1,037,780

T-Mobile USA, Inc.

2.25%	02/15/26	1,000,000	1,007,530

6.00%	04/15/24	100,000	100,781

Vmed O2 UK Financing I PLC

4.25% (3)	01/31/31	435,000	421,406

			11,060,938

Water — 0.2%

Solaris Midstream Holdings LLC

7.63% (3)	04/01/26	185,000	193,980

Total Corporate Bonds

(Cost: $91,889,546)			94,079,313

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 1.4%

ACE Securities Corp. Home Equity Loan Trust (06-ASP6-A2C)

0.27% (1 mo. USD LIBOR + 0.160%) (1)	12/25/36	279,442	136,397

Ajax Mortgage Loan Trust (19-D-A1)

2.96% (3)	09/25/65	69,658	70,524

Citigroup Mortgage Loan Trust (15-6-2A1)

0.65% (3)(8)	12/25/35	4,696	4,738

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

First Horizon Alternative Mortgage Securities Trust (04-AA3-A1)

2.29% (8)	09/25/34	$45,008	$44,762

GSAMP Trust (05-HE4-M3)

0.89% (1 mo. USD LIBOR + 0.780%) (1)	07/25/45	100,000	99,848

HSI Asset Securitization Corp. Trust (06-HE1-1A1)

0.25% (1 mo. USD LIBOR + 0.140%) (1)	10/25/36	217,505	95,877

IndyMac INDX Mortgage Loan Trust (07-FLX4-2A2)

0.36% (1 mo. USD LIBOR + 0.250%) (1)	07/25/37	120,561	116,365

Long Beach Mortgage Loan Trust (06-10-1A)

0.26% (1 mo. USD LIBOR + 0.150%) (1)	11/25/36	177,605	133,600

Mastr Asset Backed Securities Trust (06-HE2-A3)

0.41% (1 mo. USD LIBOR + 0.300%) (1)	06/25/36	229,125	129,693

Mastr Asset Backed Securities Trust (06-WMC4-A5)

0.26% (1 mo. USD LIBOR + 0.150%) (1)	10/25/36	436,049	186,904

Merrill Lynch Mortgage Investors Trust (04-A-A1)

0.57% (1 mo. USD LIBOR + 0.460%) (1)	04/25/29	63,880	62,039

Morgan Stanley ABS Capital I, Inc. Trust (06-HE8-A2C)

0.25% (1 mo. USD LIBOR + 0.140%) (1)	10/25/36	221,725	123,736

Morgan Stanley ABS Capital I, Inc. Trust (07-HE1-A2D)

0.34% (1 mo. USD LIBOR + 0.230%) (1)	11/25/36	188,868	134,702

Sequoia Mortgage Trust (04-4-A)

0.74% (6 mo. USD LIBOR + 0.520%) (1)	05/20/34	67,960	66,159

WaMu Mortgage Pass-Through Certificates (05-AR19-A1B2)

0.93% (1 mo. USD LIBOR + 0.820%) (1)	12/25/45	69,652	69,050

WaMu Mortgage Pass-Through Certificates (05-AR8-2AB2)

0.95% (1 mo. USD LIBOR + 0.840%) (1)	07/25/45	70,727	70,944

Washington Mutual Asset-Backed Certificates (WMABS-07-HE2-2A2)

0.33% (1 mo. USD LIBOR + 0.220%) (1)	02/25/37	330,429	142,682

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $1,719,882)			1,688,020

Total Fixed Income Securities

(Cost: $110,034,991)			112,505,178

Issues		Shares	Value

COMMON STOCK — 0.00%

Electric — 0.0%

Homer City Holdings LLC — Series A (7)(9)		5,610	$—

Total Common Stock

(Cost: $327,224)			—

MONEY MARKET INVESTMENTS — 3.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.03% (10)		3,799,216	3,799,216

Total Money Market Investments

(Cost: $3,799,216)			3,799,216

WARRANTS — 0.0%

Entertainment — 0.0%

Cineworld Group PLC		42,717	25,630

Total Warrants

(Cost: $—)			25,630

	Maturity Date	Principal Amount

SHORT TERM INVESTMENTS — 5.0%

U.S. TREASURY SECURITIES — 5.0%

U.S. Treasury Bill

0.01% (11)	07/15/21	$3,000,000	2,999,947

0.01% (11)	08/12/21	3,090,000	3,089,870

Total U.S. Treasury Securities

(Cost: $6,089,466)			6,089,817

Total Short Term Investments

(Cost: $6,089,466)			6,089,817

Total Investments (100.8%)

(Cost: $120,250,897)			122,419,841

Liabilities In Excess Of Other Assets (-0.8%)			(938,006)

Net Assets (100.0%)			$121,481,835

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

April 30, 2021

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Short Futures
13	10-Year U.S. Ultra Treasury Note Futures	06/21/21	$(1,890,876)	$(1,892,110)	$(1,234)
5	U.S. Ultra Long Bond Futures	06/21/21	(944,867)	(929,531)	15,336

			$(2,835,743)	$(2,821,641)	$14,102

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2021.
(2)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2021, the value of these securities amounted to $63,188,872 or 52.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(5)	Security is not accruing interest.
(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(9)	Non-income producing security.
(10)	Rate disclosed is the 7-day net yield as of April 30, 2021.
(11)	Rate shown represents yield-to-maturity.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Investments by Sector (Unaudited)	April 30, 2021

Sector	Percentage of Net Assets
Corporate Bonds	77.5%
Bank Loans	13.8
U.S. Treasury Securities	5.0
Money Market Investments	3.1
Residential Mortgage-Backed Securities — Non-Agency	1.4
Warrants	0.0 **
Common Stock	0.0 **
Other*	(0.8)

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.
**	Amounts rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2021

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$16,737,845	$—	$16,737,845
Corporate Bonds*	—	93,898,320	180,993	94,079,313
Residential Mortgage-Backed Securities — Non-Agency	—	1,688,020	—	1,688,020

Total Fixed Income Securities	—	112,324,185	180,993	112,505,178

Common Stock*	—	—	—	—
Money Market Investments	3,799,216	—	—	3,799,216
Warrants	25,630	—	—	25,630
Short-Term Investments	6,089,817	—	—	6,089,817

Total Investments	$9,914,663	$112,324,185	$180,993	$122,419,841

Asset Derivatives
Futures Contracts
Interest Rate Risk	15,336	—	—	15,336

Total Investments	$9,929,999	$112,324,185	$180,993	$122,435,177

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(1,234)	$—	$—	$(1,234)

Total	$(1,234)	$—	$—	$(1,234)

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	April 30, 2021

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 69.8% of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 6.5%

Fannie Mae, Pool #AM4580

3.43%	10/01/23	$40,365	$42,877

Fannie Mae (16-M11-AL)

2.94%	07/25/39	22,373	23,048

Freddie Mac Multifamily Structured Pass Through Certificates (K722-X1) (I/O)

1.44% (1)	03/25/23	913,131	15,920

Freddie Mac Multifamily Structured Pass Through Certificates (KJ28-A1)

1.77%	02/25/25	52,663	53,969

Freddie Mac Multifamily Structured Pass Through Certificates (KL05-X1HG) (I/O)

1.37% (1)	12/25/27	500,000	31,447

Freddie Mac Multifamily Structured Pass Through Certificates (KS05-X) (I/O)

0.76% (1)	01/25/23	1,402,191	18,826

Freddie Mac Multifamily Structured Pass Through Certificates (KS06-X) (I/O)

1.19% (1)	08/25/26	572,107	23,098

Freddie Mac Multifamily Structured Pass Through Certificates (KJ24-A1)

2.28%	05/25/26	52,820	55,022

Freddie Mac Multifamily Structured Pass Through Certificates (KJ27-A1)

2.09%	07/25/24	41,868	43,109

Freddie Mac Multifamily Structured Pass Through Certificates (KJ29-A1)

0.74%	01/25/26	70,405	70,141

Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O)

1.81% (1)	11/25/40	150,000	3,730

Freddie Mac Multifamily Structured Pass-Through Certificates (K031-X1) (I/O)

0.31% (1)	04/25/23	840,681	3,248

Freddie Mac Multifamily Structured Pass-Through Certificates (KJ26-A1)

2.14%	07/25/25	57,281	59,193

Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O)

0.77% (1)	09/25/25	247,623	6,818

FRESB Mortgage Trust (15-SB3-A3)

0.66% (1 mo. USD LIBOR + 0.550%) (2)	01/25/43	40,714	40,723

Ginnie Mae (07-12-C)

5.28% (1)	04/16/41	6,462	6,522

Ginnie Mae (08-92-E)

5.56% (1)	03/16/44	7,240	7,332

Ginnie Mae (10-159-D)

4.29% (1)	09/16/44	23,565	24,305

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Ginnie Mae (11-165-IO) (I/O)

0.01% (1)	10/16/51	$480,937	$402

United States Small Business Administration (02-20I-1)

4.89%	09/01/22	4,033	4,116

United States Small Business Administration (05-20B-1)

4.63%	02/01/25	35,012	36,772

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $592,076)			570,618

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 7.8%

Banc of America Commercial Mortgage Trust (17-BNK3-A2)

3.12%	02/15/50	43,500	44,093

BBCMS Mortgage Trust (17-C1-A2)

3.19%	02/15/50	17,275	17,561

BX Commercial Mortgage Trust (18-IND-A)

0.87% (1 mo. USD LIBOR + 0.750%) (2)(3)	11/15/35	3,126	3,129

BX Commercial Mortgage Trust (20-BXLP-A)

0.92% (1 mo. USD LIBOR + 0.800%) (2)(3)	12/15/36	14,970	14,993

COMM Mortgage Trust (12-CR3-XA) (I/O)

2.00% (1)	10/15/45	2,118,846	33,392

COMM Mortgage Trust (13-CR9-ASB)

3.83%	07/10/45	25,871	26,876

COMM Mortgage Trust (13-LC6-XA) (I/O)

1.46% (1)	01/10/46	437,986	7,502

COMM Mortgage Trust (14-CR14-A2)

3.15%	02/10/47	20,184	20,211

COMM Mortgage Trust (16-DC2-XA) (I/O)

1.11% (1)	02/10/49	808,073	29,126

GS Mortgage Securities Corp. (12-ALOH-A)

3.55% (3)	04/10/34	38,000	38,584

GS Mortgage Securities Trust (13-GC14-A4)

3.96%	08/10/46	27,000	28,135

JPMBB Commercial Mortgage Securities Trust (14-C18-XA) (I/O)

0.96% (1)	02/15/47	1,133,157	21,379

JPMorgan Chase Commercial Mortgage Securities Trust (11-C5-A3)

4.17%	08/15/46	32,023	32,156

JPMorgan Chase Commercial Mortgage Securities Trust (12-C8-XA) (I/O)

1.89% (1)	10/15/45	1,236,248	20,994

Morgan Stanley Bank of America Merrill Lynch Trust (12-C5-XA) (I/O)

1.54% (3)(1)	08/15/45	2,286,633	25,623

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Morgan Stanley Bank of America Merrill Lynch Trust (13-C12-XA) (I/O)

0.74% (1)	10/15/46	$345,763	$3,940

Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O)

1.46% (1)	02/15/46	780,649	14,020

Morgan Stanley Bank of America Merrill Lynch Trust (14-C15-A3)

3.77%	04/15/47	11,257	11,840

Morgan Stanley Capital I Trust (11-C3-A4)

4.12%	07/15/49	6,274	6,278

Morgan Stanley Capital I Trust (11-C3-XA) (I/O)

0.56% (1)(3)	07/15/49	2,163,257	12

UBS Commercial Mortgage Trust (12-C1-XA) (I/O)

2.24% (1)(3)(4)	05/10/45	267,452	2,458

UBS Commercial Mortgage Trust (18-C11-A1)

3.21%	06/15/51	1,205	1,214

UBS-Barclays Commercial Mortgage Trust (12-C3-XA) (I/O)

1.98% (3)(1)	08/10/49	1,242,214	23,355

Wells Fargo Commercial Mortgage Trust (15-NXS2-XA) (I/O)

0.81% (1)	07/15/58	1,553,976	35,532

Wells Fargo Commercial Mortgage Trust (16-C34-A2)

2.60%	06/15/49	57,355	57,349

Wells Fargo Commercial Mortgage Trust (16-C36-A2)

2.50%	11/15/59	14,161	14,334

Wells Fargo Commercial Mortgage Trust (16-LC24-A2)

2.50%	10/15/49	14,065	14,129

WFRBS Commercial Mortgage Trust (12-C6-XA) (I/O)

2.24% (1)(3)	04/15/45	1,089,614	9,165

WFRBS Commercial Mortgage Trust (12-C7-XA) (I/O)

1.45% (3)(1)	06/15/45	593,531	4,323

WFRBS Commercial Mortgage Trust (12-C8-XA) (I/O)

1.94% (3)(1)	08/15/45	617,614	9,127

WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O)

2.03% (1)(3)	11/15/45	2,151,090	43,222

WFRBS Commercial Mortgage Trust (12-C9-XB) (I/O)

0.87% (3)(1)	11/15/45	3,224,000	33,060

WFRBS Commercial Mortgage Trust (14-C22-A3)

3.53%	09/15/57	35,994	36,130

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $776,246)			683,242

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 18.0%

Fannie Mae (03-11-FA)

1.11% (1 mo. USD LIBOR + 1.000%) (2)	09/25/32	9,997	10,234

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (03-52-NF)

0.51% (1 mo. USD LIBOR + 0.400%) (2)	06/25/23	$2,934	$2,936

Fannie Mae (06-23-FP) (PAC)

0.41% (1 mo. USD LIBOR + 0.300%) (2)	04/25/36	13,509	13,561

Fannie Mae (07-64-FA)

0.58% (1 mo. USD LIBOR + 0.470%) (2)	07/25/37	23,046	23,339

Fannie Mae (08-24-PF) (PAC)

0.76% (1 mo. USD LIBOR + 0.650%) (2)	02/25/38	13,980	14,095

Fannie Mae (10-118-GF) (PAC)

0.66% (1 mo. USD LIBOR + 0.550%) (2)	10/25/39	27,161	27,294

Fannie Mae (11-75-HP) (PAC)

2.50%	07/25/40	9,400	9,601

Fannie Mae (12-93-GF) (PAC)

0.36% (1 mo. USD LIBOR + 0.250%) (2)	07/25/40	22,739	22,756

Fannie Mae (20-10-FA)

0.61% (1 mo. USD LIBOR + 0.500%) (2)	03/25/50	33,703	33,967

Fannie Mae (17-10-FA)

0.51% (1 mo. USD LIBOR + 0.400%) (2)	03/25/47	62,964	63,434

Fannie Mae, Pool #254548

5.50%	12/01/32	8,142	9,440

Fannie Mae, Pool #600187

7.00%	07/01/31	14,398	16,204

Fannie Mae, Pool #995364

6.00%	10/01/38	10,920	12,928

Fannie Mae, Pool #AL0851

6.00%	10/01/40	4,999	5,828

Freddie Mac (3071-TF) (PAC)

0.41% (1 mo. USD LIBOR + 0.300%) (2)	04/15/35	21,324	21,386

Freddie Mac (3084-FN)

0.61% (1 mo. USD LIBOR + 0.500%) (2)	12/15/34	7,078	7,085

Freddie Mac (3300-FA)

0.41% (1 mo. USD LIBOR + 0.300%) (2)	08/15/35	25,644	25,759

Freddie Mac (3318-F)

0.36% (1 mo. USD LIBOR + 0.250%) (2)	05/15/37	32,444	32,581

Freddie Mac (3767-JF) (PAC)

0.41% (1 mo. USD LIBOR + 0.300%) (2)	02/15/39	2,698	2,699

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac (3879-MF)

0.46% (1 mo. USD LIBOR + 0.350%) (2)	09/15/38	$8,140	$8,155

Freddie Mac (3940-PF) (PAC)

0.46% (1 mo. USD LIBOR + 0.350%) (2)	05/15/40	13,858	13,878

Freddie Mac (3946-FG) (PAC)

0.46% (1 mo. USD LIBOR + 0.350%) (2)	10/15/39	7,802	7,817

Freddie Mac (4231-FD)

0.46% (1 mo. USD LIBOR + 0.350%) (2)	10/15/32	39,425	38,957

Freddie Mac (263-F5)

0.61% (1 mo. USD LIBOR + 0.500%) (2)	06/15/42	25,455	25,699

Ginnie Mae II, Pool #80022

2.13% (1- year Treasury Constant Maturity Rate + 1.500%) (2)	12/20/26	8,600	8,869

Ginnie Mae II, Pool #80636

2.25% (1-year Treasury Constant Maturity Rate + 1.500%) (2)	09/20/32	5,655	5,800

Ginnie Mae II, Pool #80757

2.25% (1-year Treasury Constant Maturity Rate + 1.500%) (2)	10/20/33	3,409	3,461

Ginnie Mae II, Pool #80797

3.00% (1-year Treasury Constant Maturity Rate + 1.500%) (2)	01/20/34	24,800	25,326

Ginnie Mae II, Pool #80937

2.88% (1-year Treasury Constant Maturity Rate + 1.500%) (2)	06/20/34	11,153	11,712

Ginnie Mae II TBA, 30 Year

2.00% (5)	10/01/50	25,000	25,470

2.50% (5)	05/01/50	25,000	25,993

2.50% (5)	05/01/50	375,000	389,077

Uniform Mortgage-Backed Securities TBA, 30 Year

2.00% (5)	01/01/51	300,000	302,514

2.50% (5)	07/01/50	300,000	310,534

2.50% (5)	07/01/50	25,000	25,943

Total Residential Mortgage-Backed Securities — Agency

(Cost: $1,570,705)			1,584,332

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 5.3%

Accredited Mortgage Loan Trust (05-1-M2)

1.14% (1 mo. USD LIBOR + 1.035%) (2)	04/25/35	92,883	93,897

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Centex Home Equity Loan Trust (04-D-AF6)

5.17%	09/25/34	$83	$83

Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1)

2.00% (1)	11/25/32	14,637	14,637

CWABS Asset-Backed Certificates Trust (05-3-MV5)

1.11% (1 mo. USD LIBOR + 1.005%) (2)	08/25/35	25,558	25,593

First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C)

1.11% (1 mo. USD LIBOR + 1.000%) (2)	08/25/34	12,471	12,655

JP Morgan Mortgage Acquisition Trust (07-CH4-A5)

0.35% (1 mo. USD LIBOR + 0.240%) (2)	05/25/37	48,000	46,824

JPMorgan Mortgage Acquisition Trust (06-CH1-M1)

0.33% (1 mo. USD LIBOR + 0.220%) (2)	07/25/36	10,316	10,323

Morgan Stanley ABS Capital I, Inc. Trust (05-WMC3-M4)

1.04% (1 mo. USD LIBOR + 0.930%) (2)	03/25/35	26,745	26,780

Morgan Stanley Mortgage Loan Trust (04-6AR-1A)

1.01% (1 mo. USD LIBOR + 0.900%) (2)	07/25/34	437	438

NovaStar Mortgage Funding Trust Series (05-1-M5)

1.19% (1 mo. USD LIBOR + 1.080%) (2)	06/25/35	50,137	49,051

Option One Mortgage Loan Trust Asset-Backed Certificates (05-4-M1)

0.77% (1 mo. USD LIBOR + 0.660%) (2)	11/25/35	11,813	11,826

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (04-WHQ2-M4)

1.68% (1 mo. USD LIBOR + 1.575%) (2)	02/25/35	52,416	52,913

RASC Series Trust (06-KS3-M1)

0.60% (1 mo. USD LIBOR + 0.330%) (2)	04/25/36	68,661	68,442

Residential Accredit Loans, Inc. (02-QS16-A2)

0.66% (1 mo. USD LIBOR + 0.550%) (2)(6)	10/25/17	72	72

Structured Asset Investment Loan Trust (05-HE3-M1)

0.83% (1 mo. USD LIBOR + 0.720%) (2)	09/25/35	50,854	50,749

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $445,266)			464,283

CORPORATE BONDS — 15.6%

Agriculture — 0.1%

Imperial Brands Finance PLC

3.13% (3)	07/26/24	10,000	10,554

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

CORPORATE BONDS (Continued)

Auto Manufacturers — 0.5%

Daimler Finance North America LLC

2.20% (3)	10/30/21	$25,000	$25,234

Ford Motor Credit Co. LLC

1.26% (3 mo. USD LIBOR + 1.080%) (2)	08/03/22	5,000	4,963

3.22%	01/09/22	5,000	5,060

General Motors Financial Co., Inc.

4.20%	11/06/21	5,000	5,095

			40,352

Banks — 4.1%

Citigroup, Inc.

2.90%	12/08/21	25,000	25,342

3.35% (3 mo. USD LIBOR + 0.897%) (2)	04/24/25	30,000	32,175

Credit Suisse Group AG

2.59% (SOFR + 1.560%) (3)(2)	09/11/25	10,000	10,407

3.80%	06/09/23	20,000	21,252

Goldman Sachs Group, Inc. (The)

0.48%	01/27/23	25,000	25,016

HSBC Holdings PLC

3.95% (3 mo. USD LIBOR + 0.987%) (2)	05/18/24	35,000	37,351

Lloyds Banking Group PLC (United Kingdom)

2.86% (3 mo. USD LIBOR + 1.249%) (2)	03/17/23	10,000	10,206

2.91% (3 mo. USD LIBOR +0.810%) (2)	11/07/23	15,000	15,536

3.87% (1-year Treasury Constant Maturity Rate + 3.500%) (2)	07/09/25	55,000	59,849

Morgan Stanley

0.53% (SOFR + 0.455%) (2)	01/25/24	35,000	34,972

5.50%	07/28/21	25,000	25,305

Santander UK Group Holdings PLC (United Kingdom)

3.57%	01/10/23	10,000	10,206

Wells Fargo & Co.

3.75%	01/24/24	15,000	16,239

Wells Fargo Bank N.A.

2.08% (3 mo. USD LIBOR + 0.650%) (2)	09/09/22	40,000	40,250

			364,106

Biotechnology — 0.5%

Gilead Sciences, Inc.

0.71% (3 mo. USD LIBOR + 0.520%) (2)	09/29/23	25,000	25,027

Royalty Pharma PLC

0.75% (3)	09/02/23	20,000	20,010

			45,037

Issues	Maturity Date	Principal Amount	Value

CORPORATE BONDS (Continued)

Chemicals — 0.1%

Nutrition & Biosciences, Inc.

0.70% (3)	09/15/22	$10,000	$10,023

Commercial Services — 0.3%

IHS Markit, Ltd.

5.00% (3)	11/01/22	25,000	26,348

Diversified Financial Services — 1.3%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

3.95%	02/01/22	10,000	10,214

4.88%	01/16/24	10,000	10,943

Air Lease Corp.

3.50%	01/15/22	30,000	30,631

Aviation Capital Group LLC

1.14% (3 mo. USD LIBOR + 0.950%) (2)(3)	06/01/21	15,000	15,000

Avolon Holdings Funding, Ltd.

3.63% (3)	05/01/22	10,000	10,211

Intercontinental Exchange, Inc.

0.83% (3 mo. USD LIBOR + 0.650%) (2)	06/15/23	30,000	30,040

Park Aerospace Holdings, Ltd.

4.50% (3)	03/15/23	5,000	5,250

			112,289

Electric — 0.3%

Dominion Energy, Inc.

3.30%	03/15/25	25,000	27,047

Food — 0.5%

Kraft Heinz Foods Co.

4.00%	06/15/23	35,000	37,589

Smithfield Foods, Inc.

3.35% (3)	02/01/22	10,000	10,216

			47,805

Health Care-Products — 0.2%

Fresenius US Finance II, Inc.

4.50% (3)	01/15/23	15,000	15,695

Health Care-Services — 1.4%

Anthem, Inc.

3.70%	08/15/21	30,000	30,031

CommonSpirit Health

2.76%	10/01/24	10,000	10,592

Dignity Health

3.13%	11/01/22	10,000	10,386

Fresenius Medical Care US Finance II, Inc.

5.88% (3)	01/31/22	15,000	15,568

HCA, Inc.

4.75%	05/01/23	40,000	43,109

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

CORPORATE BONDS (Continued)

Health Care-Services (Continued)

Humana, Inc.

3.85%	10/01/24	$15,000	$16,384

			126,070

Miscellaneous Manufacturers — 1.4%

General Electric Co.

0.58% (3 mo. USD LIBOR + 0.38%) (2)	05/05/26	5,000	4,870

1.18% (3 mo. USD LIBOR + 1.000%) (2)	04/15/23	75,000	75,628

3.63%	05/01/30	40,000	43,503

			124,001

Oil & Gas — 0.2%

Petroleos Mexicanos

5.35%	02/12/28	15,000	14,755

Packaging & Containers — 0.4%

Bemis Co., Inc.

4.50%	10/15/21	20,000	20,158

Berry Global, Inc.

0.95% (3)	02/15/24	15,000	14,990

			35,148

Pharmaceuticals — 0.9%

Bausch Health Cos, Inc. (Canada)

7.00% (3)	03/15/24	13,000	13,345

Bayer US Finance LLC

2.20% (3)	07/15/22	45,000	45,711

Upjohn, Inc.

1.13% (3)	06/22/22	25,000	25,156

			84,212

REIT — 2.1%

American Campus Communities Operating Partnership LP

3.75%	04/15/23	30,000	31,609

Camden Property Trust

2.95%	12/15/22	25,000	25,900

CyrusOne LP / CyrusOne Finance Corp.

2.90%	11/15/24	20,000	21,202

GLP Capital LP / GLP Financing II, Inc.

5.38%	11/01/23	25,000	27,469

Kilroy Realty LP

3.45%	12/15/24	5,000	5,345

Kimco Realty Corp.

3.40%	11/01/22	20,000	20,805

SL Green Operating Partnership LP

1.17% (3 mo. USD LIBOR + 0.980%) (2)	08/16/21	40,000	40,002

Issues	Maturity Date	Principal Amount	Value

CORPORATE BONDS (Continued)

REIT (Continued)

WEA Finance LLC

3.15% (3)	04/05/22	$10,000	$10,179

			182,511

Retail — 0.2%

7-Eleven, Inc.

0.65% (3 mo. USD LIBOR + 0.450%) (2)(3)	08/10/22	15,000	15,010

Savings & Loans — 0.3%

Nationwide Building Society (United Kingdom)

3.62% (3 mo. USD LIBOR + 0.181%) (2)(3)	04/26/23	25,000	25,764

Semiconductors — 0.4%

NXP BV / NXP Funding LLC

4.63% (3)	06/01/23	30,000	32,410

Telecommunications — 0.4%

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC

3.36% (3)	03/20/23	9,375	9,410

T-Mobile USA, Inc.

3.88% (3)	04/15/30	25,000	27,264

			36,674

Total Corporate Bonds

(Cost: $1,353,672)			1,375,811

MUNICIPAL BONDS — 0.8%

City and County of Denver Co. Airport System Revenue, Revenue Bond

1.12%	11/15/24	10,000	10,086

County of Miami-Dade FL Aviation Revenue, Revenue Bond

2.32%	10/01/22	15,000	15,378

New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond

2.31%	11/01/26	25,000	26,423

New York State Dormitory Authority, Revenue Bond

5.00%	03/15/24	15,000	16,841

Total Municipal Bonds

(Cost: $67,246)			68,728

U.S. TREASURY SECURITIES — 15.3%

U.S. Treasury Floating Rate Note

0.08% (3 mo. Treasury Money Market Yield + 0.055%) (2)	10/31/22	170,000	170,111

0.24% (3 mo. Treasury Money Market Yield + 0.220%) (2)	07/31/21	620,000	620,422

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES (Continued)

U.S. Treasury Note

0.13%	02/28/23	$196,000	$195,908

0.13%	03/31/23	102,000	101,940

0.75%	03/31/26	67,000	66,743

0.75%	04/30/26	193,000	192,088

Total U.S. Treasury Securities

(Cost: $1,323,035)			1,347,212

ASSET-BACKED SECURITIES — 0.5%

BSPRT Issuer, Ltd. (18-FL4-A)

1.16% (1 mo. USD LIBOR + 1.050%) (2)(3)	09/15/35	16,206	16,218

CoreVest American Finance Trust (19-1-XA) (I/O)

2.34% (1)(3)	03/15/52	451,115	30,517

Total Asset-backed Securities

(Cost: $53,989)			46,735

Total Fixed Income Securities

(Cost: $6,182,235)			6,140,961

		Shares

MONEY MARKET INVESTMENTS — 0.9%

State Street Institutional U.S. Government Money Market Fund — Premier Class 0.03% (7)		77,820	77,820

Total Money Market Investments

(Cost: $77,820)			77,820

Issues	Maturity Date	Principal Amount	Value

SHORT TERM INVESTMENTS — 41.2%

U.S. Treasury Securities — 41.2%

U.S. Treasury Bill

0.01% (8)	07/15/21	$700,000	$699,988

0.01% (8)	07/22/21	500,000	499,989

0.01% (8)	07/29/21	750,000	749,982

0.01% (8)	08/12/21	470,000	469,980

0.01% (8)	08/19/21	250,000	249,992

0.00% (8)	05/04/21	700,000	700,000

0.00% (8)	05/06/21	260,000	260,000

Total U.S. Treasury Securities

(Cost: $3,629,823)			3,629,931

Total Short Term Investments

(Cost: $3,629,823)			3,629,931

Total Investments (111.9%)

(Cost: $9,889,878)			9,848,712

Liabilities In Excess Of Other Assets (-11.9%)			(1,047,847)

Net Assets (100.0%)			$8,800,865

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Short Futures
3	10-Year U.S. Ultra Treasury Note Futures	06/21/21	$(441,642)	$(436,641)	$5,001
3	2-Year U.S. Treasury Note Futures	06/30/21	(662,806)	(662,273)	533
2	5-Year U.S. Treasury Note Futures	06/30/21	(249,950)	(247,875)	2,075

			$(1,354,398)	$(1,346,789)	$7,609

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
TBA	To Be Announced.
(1)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2021.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2021, the value of these securities amounted to $647,541 or 7.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Restricted security (Note 11).
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not known as of April 30, 2021.
(7)	Rate disclosed is the 7-day net yield as of April 30, 2021.
(8)	Rate shown represents yield-to-maturity.

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Investments by Sector (Unaudited)	April 30, 2021

Sector	Percentage of Net Assets
U.S. Treasury Securities	56.5%
Residential Mortgage-Backed Securities — Agency	18.0
Corporate Bonds	15.6
Commercial Mortgage-Backed Securities — Non-Agency	7.8
Commercial Mortgage-Backed Securities — Agency	6.5
Residential Mortgage-Backed Securities — Non-Agency	5.3
Money Market Investments	0.9
Municipal Bonds	0.8
Asset-Backed Securities	0.5
Other*	(11.9)

Total	100.0%

*	Includes futures, pending trades, interest receivable and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2021

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$570,618	$—	$570,618
Commercial Mortgage-Backed Securities — Non-Agency	—	683,242	—	683,242
Residential Mortgage-Backed Securities — Agency	—	1,584,332	—	1,584,332
Residential Mortgage-Backed Securities — Non-Agency	—	464,283	—	464,283
Corporate Bonds*	—	1,375,811	—	1,375,811
Municipal Bonds	—	68,728	—	68,728
U.S. Treasury Securities	1,347,212	—	—	1,347,212
Asset-Backed Securities	—	46,735	—	46,735

Total Fixed Income Securities	1,347,212	4,793,749	—	6,140,961

Money Market Investments	77,820	—	—	77,820
Short-Term Investments	3,629,931	—	—	3,629,931

Total Investments	$5,054,963	$4,793,749	$—	$9,848,712

Asset Derivatives
Futures Contracts
Interest Rate Risk	7,609	—	—	7,609

Total Investments	$5,062,572	$4,793,749	$—	$9,856,321

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	April 30, 2021

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 124.3% of Net Assets

ASSET-BACKED SECURITIES — 6.0%

321 Henderson Receivables I LLC (13-3A-A)

4.08% (1)	01/17/73	$6,289,745	$7,029,116

Allegro CLO XII, Ltd. (20-1A-A1)

1.43% (3 mo. USD LIBOR + 1.250%) (1)(2)	01/21/32	17,125,000	17,162,332

Arbor Realty Commercial Real Estate Note, Ltd. (19-FL1-A)

1.26% (1 mo. USD LIBOR + 1.150%) (1)(2)	05/15/37	11,900,000	11,936,347

Barings CLO, Ltd. (18-3A-A1)

1.14% (3 mo. USD LIBOR + 0.950%) (1)(2)	07/20/29	9,500,000	9,495,810

Barings CLO, Ltd. (20-4A-A)

1.44% (3 mo. USD LIBOR + 1.220%) (1)(2)	01/20/32	18,500,000	18,536,075

BDS, Ltd. (20-FL5-A)

1.27% (1 mo. USD LIBOR + 1.150%) (1)(2)	02/16/37	17,500,000	17,565,651

BSPRT Issuer, Ltd. (18-FL4-A)

1.16% (1 mo. USD LIBOR + 1.050%) (1)(2)	09/15/35	5,284,839	5,289,048

CoreVest American Finance Trust (20-1-A2)

2.30% (1)	03/15/50	22,735,000	23,059,117

CoreVest American Finance Trust (20-1-XA) (I/O)

2.85% (1)(3)	03/15/50	60,463,511	6,852,103

CoreVest American Finance Trust (20-1-XB) (I/O)

2.23% (1)(3)	03/15/50	38,948,500	5,168,396

CoreVest American Finance Trust (20-4-XA) (I/O)

3.87% (1)(3)	12/15/52	59,806,585	8,631,765

CoreVest American Finance Trust (20-4-XB) (I/O)

2.83% (1)(3)	12/15/52	27,500,000	4,059,967

CoreVest American Finance Trust (21-1-XA) (I/O)

2.96% (1)(3)	04/15/53	87,364,050	11,138,916

Dryden CLO, Ltd. (20-83A-A)

1.46% (3 mo. USD LIBOR + 1.220%) (1)(2)	01/18/32	18,000,000	18,033,300

EFS Volunteer No 2 LLC (12-1-A2)

1.46% (1 mo. USD LIBOR + 1.350%) (1)(2)	03/25/36	5,415,223	5,498,776

EFS Volunteer No 3 LLC (12-1-A3)

1.11% (1 mo. USD LIBOR + 1.000%) (1)(2)	04/25/33	11,794,337	11,841,656

Global SC Finance SRL (14-1A-A2)

3.09% (1)	07/17/29	5,318,625	5,370,679

Goldentree Loan Management US CLO, Ltd. (19-4A-AR)

1.30% (3 mo. USD LIBOR + 1.110%) (1)(2)(4)	04/24/31	23,800,000	23,811,900

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Higher Education Funding I (14-1-A)

1.24% (3 mo. USD LIBOR + 1.050%) (1)(2)	05/25/34	$12,407	$12,478

LCM XXIV, Ltd. (24A-AR)

1.17% (3 mo. USD LIBOR + 0.980%) (1)(2)	03/20/30	10,000,000	9,996,590

LoanCore Issuer, Ltd. (18-CRE1-A)

1.24% (1 mo. USD LIBOR + 1.130%) (1)(2)	05/15/28	5,389,795	5,394,815

Lucali CLO, Ltd. (20-1A-A)

1.45% (3 mo. USD LIBOR + 1.210%) (1)(2)	01/15/33	18,000,000	18,033,300

Madison Park Funding XLVIII, Ltd. (21-48A-A)

1.29% (3 mo. USD LIBOR + 1.150%) (1)(2)	04/19/33	18,000,000	18,033,660

Marathon CRE, Ltd. (18-FL1-A)

1.27% (1 mo. USD LIBOR + 1.150%) (1)(2)	06/15/28	9,035,983	9,046,780

Navient Student Loan Trust (14-3-A)

0.73% (1 mo. USD LIBOR + 0.620%) (2)	03/25/83	21,351,913	21,253,849

Navient Student Loan Trust (14-4-A)

0.73% (1 mo. USD LIBOR + 0.620%) (2)	03/25/83	11,763,819	11,705,688

Navient Student Loan Trust (16-5A-A)

1.36% (1 mo. USD LIBOR + 1.250%) (1)(2)	06/25/65	14,697,714	15,166,504

Neuberger Berman Loan Advisers CLO, Ltd. (20-36A-A1R)

1.44% (3 mo. USD LIBOR + 1.250%) (1)(2)	04/20/33	18,750,000	18,782,344

OHA Credit Funding, Ltd. (21-9A-B)

1.83% (3 mo. USD LIBOR + 1.700%) (1)(2)(4)	07/19/35	17,500,000	17,508,750

Palmer Square CLO, Ltd. (14-1A-A1R2)

1.32% (3 mo. USD LIBOR + 1.130%) (1)(2)	01/17/31	10,000,000	10,006,980

Palmer Square Loan Funding Ltd. (20-2A-A2)

1.74% (3 mo. USD LIBOR + 1.550%) (1)(2)	04/20/28	7,750,000	7,757,858

Park Avenue Institutional Advisers CLO, Ltd. (21-1A-A1A)

1.59% (3 mo. USD LIBOR + 1.390%) (1)(2)	01/20/34	19,000,000	19,137,750

Rockford Tower CLO, Ltd. (18-1A-A)

1.28% (1 X 3 mo. USD LIBOR + 1.100%) (1)(2)	05/20/31	4,750,000	4,749,050

Sixth Street CLO XVII, Ltd. (21-17A-A)

1.43% (3 mo. USD LIBOR + 1.240%) (1)(2)	01/20/34	18,000,000	18,093,780

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust (08-5-A4)

1.88% (3 mo. USD LIBOR + 1.700%) (2)	07/25/23	$1,896,993	$1,911,686

SLM Student Loan Trust (08-8-B)

2.43% (3 mo. USD LIBOR + 2.250%) (2)	10/25/75	5,706,000	5,741,209

Total Asset-backed Securities

(Cost: $423,854,218)			422,814,025

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.4%

Freddie Mac Multifamily Structured Pass-Through Certificates (K038-X3) (I/O)

2.57% (3)	06/25/42	78,039,937	5,320,552

Freddie Mac Multifamily Structured Pass-Through Certificates (K040-X3) (I/O)

2.10% (3)	11/25/42	77,991,835	5,067,481

Freddie Mac Multifamily Structured Pass-Through Certificates (K042-X3) (I/O)

1.66% (3)	01/25/43	76,625,000	4,148,209

Freddie Mac Multifamily Structured Pass-Through Certificates (K045-X3) (I/O)

1.55% (3)	04/25/43	126,630,757	6,874,303

Freddie Mac Multifamily Structured Pass-Through Certificates (K046-X3) (I/O)

1.56% (3)	04/25/43	94,964,072	5,117,680

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $35,285,762)			26,528,225

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 8.2%

1345 Avenue of the Americas & Park Avenue Plaza Trust (05-1-A3)

5.28% (1)	08/10/35	14,453,263	15,196,181

BAMLL Commercial Mortgage Securities Trust (20-BOC-A)

2.63% (1)	01/15/32	14,275,000	14,883,739

BANK (18-BN13-A5)

4.22% (3)	08/15/61	7,000,000	8,015,326

BANK (19-BN20-A2)

2.76%	09/15/62	14,450,000	15,260,184

BANK (19-BN21-A4)

2.60%	10/17/52	11,610,000	12,008,339

BANK (19-BN21-A5)

2.85%	10/17/52	13,365,000	14,143,006

BBCMS Mortgage Trust (20-C6-A4)

2.64%	02/15/53	25,990,000	27,036,409

Benchmark Mortgage Trust (18-B8-A5)

4.23%	01/15/52	13,510,000	15,548,413

Benchmark Mortgage Trust (19-B14-225C)

3.40% (1)(3)	12/15/62	13,234,000	12,832,643

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Benchmark Mortgage Trust (19-B14-225D)

3.40% (1)(3)	12/15/62	$20,303,000	$19,285,493

BFLD Trust (20-OBRK-A)

2.17% (1 mo. USD LIBOR + 2.050%) (1)(2)	11/15/28	17,940,000	18,184,472

BX Commercial Mortgage Trust (20-VIV4-A)

2.84% (1)	03/09/44	15,285,000	15,759,330

BX Trust (19-OC11-A)

3.20% (1)	12/09/41	8,270,000	8,776,652

CAMB Commercial Mortgage Trust (19-LIFE-D)

1.87% (1 mo. USD LIBOR + 1.750%) (1)(2)	12/15/37	14,425,000	14,449,276

CPT Mortgage Trust (19-CPT-A)

2.87% (1)	11/13/39	12,500,000	13,145,280

CSAIL Commercial Mortgage Trust (18-CX11-A3)

4.09%	04/15/51	8,470,000	9,325,882

CSAIL Commercial Mortgage Trust (20-C19-ASB)

2.55%	03/15/53	31,288,000	32,921,522

DBGS BIOD Mortgage Trust (18-C1-A4)

4.47%	10/15/51	8,000,000	9,306,692

DBGS Mortgage Trust (18-BIOD-E)

1.81% (1 mo. USD LIBOR + 1.700%) (1)(2)	05/15/35	9,281,389	9,304,603

DBWF Mortgage Trust (16-85T-A)

3.79% (1)	12/10/36	6,385,000	7,077,309

DC Office Trust (19-MTC-A)

2.97% (1)	09/15/45	5,750,000	6,082,335

Grace Trust (20-GRCE-A)

2.35% (1)	12/10/40	30,000,000	30,021,566

Great Wolf Trust (19-WOLF-A)

1.15% (1 mo. USD LIBOR + 1.034%) (1)(2)	12/15/36	25,630,000	25,668,414

GS Mortgage Securities Corp. Trust (12-ALOH-A)

3.55% (1)	04/10/34	13,366,000	13,571,266

GS Mortgage Securities Corp. Trust (12-ALOH-D)

4.27% (1)(3)	04/10/34	10,605,000	10,662,352

GS Mortgage Securities Trust (20-GC47-A5)

2.38%	05/12/53	13,305,000	13,554,941

Houston Galleria Mall Trust (15-HGLR-D)

3.98% (1)	03/05/37	17,500,000	17,445,099

Hudson Yards Mortgage Trust (19-55HY-A)

3.04% (1)(3)	12/10/41	5,750,000	6,106,068

JPMorgan Chase Commercial Mortgage Securities Trust (18-LAQ-A)

1.12% (1 mo. USD LIBOR + 1.000%) (1)(2)	06/15/32	15,638,012	15,660,756

JPMorgan Chase Commercial Mortgage Securities Trust (18-PHH-A)

2.41% (1 mo. USD LIBOR + 0.910%) (1)(2)	06/15/35	11,619,337	11,657,165

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A)

3.40% (1)	06/05/39	$13,765,000	$15,050,711

Life Mortgage Trust (21-BMR-G)

3.07% (1 mo. USD LIBOR + 2.950%) (1)(2)	03/15/38	21,493,000	21,557,956

MFT Trust (20-ABC-D)

3.59% (1)(3)	02/10/42	3,245,000	3,075,991

Morgan Stanley Capital I Trust (18-MP-A)

4.42% (1)(3)	07/11/40	18,650,000	20,935,302

Morgan Stanley Capital I Trust (19-L2-A3)

3.81%	03/15/52	6,865,000	7,617,037

Morgan Stanley Capital I Trust (19-L2-A4)

4.07%	03/15/52	8,675,000	9,901,683

Morgan Stanley Capital I Trust (20-CNP-A)

2.51% (1)(3)	04/05/42	18,000,000	18,313,326

One Bryant Park Trust (19-OBP-A)

2.52% (1)	09/15/54	16,825,000	17,255,879

SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2A)

3.66% (1)(3)	01/05/43	20,935,000	20,825,265

SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2B)

4.14% (1)(3)	01/05/43	340,000	336,799

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $576,859,768)			577,760,662

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 57.2%

Fannie Mae, Pool #FM2318

3.50%	09/01/49	48,718,233	52,752,999

Fannie Mae, Pool #MA3811

3.00%	10/01/49	7,558,707	7,780,239

Fannie Mae, Pool #MA4152

2.00%	10/01/40	66,554,551	68,015,545

Fannie Mae

0.41% (1 mo. USD LIBOR + 0.300%) (2)	06/25/48	34,325,770	34,469,744

Fannie Mae , Pool #BM5979

3.50%	09/01/45	9,905,206	10,796,733

Fannie Mae , Pool #FM2342

3.50%	12/01/46	5,688,006	6,199,960

Fannie Mae , Pool #MA3971

3.00%	03/01/50	4,460,711	4,585,734

Fannie Mae (01-40-Z)

6.00%	08/25/31	127,078	143,944

Fannie Mae (03-117-TG) (PAC)

4.75%	08/25/33	202,009	213,983

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (04-52-SW) (I/O) (I/F)

6.99% (-1 x 1 mo. USD LIBOR + 7.100%) (2)	07/25/34	$455,407	$54,479

Fannie Mae (04-65-LT)

4.50%	08/25/24	465,219	485,830

Fannie Mae (04-68-LC)

5.00%	09/25/29	978,316	1,083,430

Fannie Mae (05-117-LC) (PAC)

5.50%	11/25/35	1,613,289	1,679,301

Fannie Mae (05-74-CP) (I/F) (PAC)

24.36% (-1 x 1 mo. USD LIBOR + 24.750%) (2)	05/25/35	123,037	167,215

Fannie Mae (07-103-AI) (I/O) (I/F)

6.39% (-1 x 1 mo. USD LIBOR + 6.500%) (2)	03/25/37	3,337,927	612,860

Fannie Mae (07-20-SI) (I/O) (I/F)

6.34% (-1 x 1 mo. USD LIBOR + 6.450%) (2)	03/25/37	847,184	132,338

Fannie Mae (07-21-SE) (I/O) (I/F)

6.33% (-1 x 1 mo. USD LIBOR + 6.440%) (2)	03/25/37	673,372	98,573

Fannie Mae (07-56-SG) (I/O) (I/F)

6.30% (-1 x 1 mo. USD LIBOR + 6.410%) (2)	06/25/37	798,600	87,750

Fannie Mae (07-58-SV) (I/O) (I/F)

6.64% (-1 x 1 mo. USD LIBOR + 6.750%) (2)	06/25/37	3,591,394	544,140

Fannie Mae (07-65-S) (I/O) (I/F)

6.49% (-1 x 1 mo. USD LIBOR + 6.600%) (2)	07/25/37	596,841	79,724

Fannie Mae (07-88-FY)

0.57% (-1 x 1 mo. USD LIBOR + 0.460%) (2)	09/25/37	466,718	472,739

Fannie Mae (07-B2-ZA)

5.50%	06/25/37	8,313,425	9,693,781

Fannie Mae (08-1-AI) (I/O) (I/F)

6.14% (-1 x 1 mo. USD LIBOR + 6.250%) (2)	05/25/37	3,506,777	473,443

Fannie Mae (08-13-SB) (I/O) (I/F)

6.13% (-1 x 1 mo. USD LIBOR + 6.240%) (2)	03/25/38	3,199,896	703,746

Fannie Mae (08-23-SB) (I/O) (I/F)

6.74% (-1 x 1 mo. USD LIBOR + 6.850%) (2)	04/25/38	4,653,517	798,043

Fannie Mae (08-35-SD) (I/O) (I/F)

6.34% (-1 x 1 mo. USD LIBOR + 6.450%) (2)	05/25/38	468,180	67,521

Fannie Mae (08-66-SG) (I/O) (I/F)

5.96% (-1 x 1 mo. USD LIBOR + 6.070%) (2)	08/25/38	6,909,670	1,335,778

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (08-68-SA) (I/O) (I/F)

5.86% (-1 x 1 mo. USD LIBOR + 5.970%) (2)	08/25/38	$2,548,009	$308,309

Fannie Mae (09-3-SH) (I/O) (I/F)

5.34% (-1 x 1 mo. USD LIBOR + 5.450%) (2)	06/25/37	911,207	103,670

Fannie Mae (09-47-SV) (I/O) (I/F)

6.64% (-1 x 1 mo. USD LIBOR + 6.750%) (2)	07/25/39	672,502	72,971

Fannie Mae (09-51-SA) (I/O) (I/F)

6.64% (-1 x 1 mo. USD LIBOR + 6.750%) (2)	07/25/39	3,044,149	480,909

Fannie Mae (09-6-SD) (I/O) (I/F)

5.44% (-1 x 1 mo. USD LIBOR + 5.550%) (2)	02/25/39	810,582	131,861

Fannie Mae (09-68-KB)

4.00%	09/25/24	1,817,886	1,891,685

Fannie Mae (09-71-LB)

4.00%	09/25/29	7,290,114	7,896,769

Fannie Mae (09-72-AC)

4.00%	09/25/29	9,422,625	10,240,524

Fannie Mae (09-72-JS) (I/O) (I/F)

7.14% (-1 x 1 mo. USD LIBOR + 7.250%) (2)	09/25/39	527,952	126,617

Fannie Mae (10-136-CX) (PAC)

4.00%	08/25/39	17,047,218	17,637,883

Fannie Mae (11-111-DB)

4.00%	11/25/41	13,727,266	15,057,631

Fannie Mae (12-128-UY) (PAC)

2.50%	11/25/42	11,738,000	12,064,181

Fannie Mae (12-133-GC) (PAC)

2.50%	08/25/41	14,063,693	14,489,449

Fannie Mae (12-153-PC) (PAC)

2.00%	05/25/42	3,650,290	3,730,944

Fannie Mae (13-101-BO) (P/O)

0.00% (5)	10/25/43	4,903,211	4,373,389

Fannie Mae (13-101-CO) (P/O)

0.00% (5)	10/25/43	11,176,219	9,822,837

Fannie Mae (13-21-EC) (I/O)

2.00%	12/25/38	1,428,211	1,429,670

Fannie Mae (13-95-PN) (PAC)

3.00%	01/25/43	21,400,000	22,551,784

Fannie Mae (16-106-EF)

0.61% (1 mo. USD LIBOR + 0.500%) (2)	01/25/47	17,591,584	17,791,311

Fannie Mae (16-63-AF)

0.61% (1 mo. USD LIBOR + 0.500%) (2)	09/25/46	10,786,993	10,906,525

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (18-25-FA)

0.41% (1 mo. USD LIBOR + 0.300%) (2)	04/25/48	$20,273,565	$20,386,282

Fannie Mae (18-52 PZ) (PAC)

4.00%	07/25/48	3,166,778	3,437,026

Fannie Mae (18-55 PA) (PAC)

3.50%	01/25/47	7,307,421	7,624,079

Fannie Mae (19-57)

2.50%	10/25/49	13,041,717	13,607,022

Fannie Mae (20-10-FA)

0.61% (1 mo. USD LIBOR + 0.500%) (2)	03/25/50	13,515,624	13,621,687

Fannie Mae (20-12-FL)

0.56% (1 mo. USD LIBOR + 0.450%) (2)	03/25/50	24,096,182	24,339,421

Fannie Mae (93-202-SZ) (I/F) (PAC)

10.00% (Prime+44.3) (2)	11/25/23	17,935	19,195

Fannie Mae (95-21-C) (P/O)

0.00% (5)	05/25/24	110,586	110,345

Fannie Mae (G92-29-J)

8.00%	07/25/22	1,462	1,490

Fannie Mae, Pool #254634

5.50%	02/01/23	21,927	24,539

Fannie Mae, Pool #257536

5.00%	01/01/29	857,123	957,497

Fannie Mae, Pool #310033

6.00%	07/01/47	414,771	487,186

Fannie Mae, Pool #555424

5.50%	05/01/33	2,075,769	2,382,810

Fannie Mae, Pool #661856

2.12% (12 mo. USD LIBOR + 1.623%) (2)	10/01/32	26,352	26,952

Fannie Mae, Pool #671133

1.66% (6 mo. USD LIBOR + 1.413%) (2)	02/01/33	66,573	67,968

Fannie Mae, Pool #687847

1.99% (12 mo. USD LIBOR + 1.615%) (2)	02/01/33	19,149	19,374

Fannie Mae, Pool #692104

1.66% (6 mo. USD LIBOR + 1.413%) (2)	02/01/33	359,979	371,033

Fannie Mae, Pool #699866

2.53% (12 mo. USD LIBOR + 1.573%) (2)	04/01/33	184,327	193,465

Fannie Mae, Pool #704454

2.99% (12 mo. USD LIBOR + 1.686%) (2)	05/01/33	26,134	26,570

Fannie Mae, Pool #728824

2.26% (12 mo. USD LIBOR + 1.639%) (2)	07/01/33	67,545	67,958

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae, Pool #734384

5.50%	07/01/33	$254,525	$286,448

Fannie Mae, Pool #888593

7.00%	06/01/37	283,780	345,713

Fannie Mae, Pool #934103

5.00%	07/01/38	262,482	288,773

Fannie Mae, Pool #979563

5.00%	04/01/28	545,108	608,525

Fannie Mae, Pool #995040

5.00%	06/01/23	110,005	115,528

Fannie Mae, Pool #995425

6.00%	01/01/24	456,206	475,314

Fannie Mae, Pool #995573

6.00%	01/01/49	1,247,148	1,364,406

Fannie Mae, Pool #995953

6.00%	11/01/28	2,317,128	2,607,293

Fannie Mae, Pool #995954

6.00%	03/01/29	1,322,754	1,488,605

Fannie Mae, Pool #AA3303

5.50%	06/01/38	2,236,169	2,597,636

Fannie Mae, Pool #AB6210

3.00%	09/01/42	24,458,806	26,154,335

Fannie Mae, Pool #AE0588

6.00%	08/01/37	4,714,439	5,608,269

Fannie Mae, Pool #AL0851

6.00%	10/01/40	3,151,685	3,674,823

Fannie Mae, Pool #AL1594

6.00%	07/01/40	2,382,460	2,775,171

Fannie Mae, Pool #AL9106

4.50%	02/01/46	14,836,341	16,575,628

Fannie Mae, Pool #AS7241

3.50%	05/01/46	10,095,509	10,956,842

Fannie Mae, Pool #AS9454

4.00%	04/01/47	2,090,430	2,253,085

Fannie Mae, Pool #AS9749

4.00%	06/01/47	6,472,428	6,976,043

Fannie Mae, Pool #AS9830

4.00%	06/01/47	6,092,311	6,566,350

Fannie Mae, Pool #AS9972

4.00%	07/01/47	5,980,671	6,446,024

Fannie Mae, Pool #BN4316

4.00%	01/01/49	232,666	251,375

Fannie Mae, Pool #BN6264

4.00%	04/01/49	5,233,269	5,661,813

Fannie Mae, Pool #CA1540

4.00%	04/01/48	20,148,332	22,082,298

Fannie Mae, Pool #CA1710

4.50%	05/01/48	11,340,372	12,379,732

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae, Pool #CA1711

4.50%	05/01/48	$11,012,408	$12,036,282

Fannie Mae, Pool #CA2208

4.50%	08/01/48	12,576,278	13,737,479

Fannie Mae, Pool #MA1561

3.00%	09/01/33	26,422,901	28,088,200

Fannie Mae, Pool #MA1584

3.50%	09/01/33	17,370,735	18,921,730

Fannie Mae, Pool #MA2871

3.00%	01/01/32	6,867,995	7,254,291

Fannie Mae, Pool #MA2995

4.00%	05/01/47	6,646,021	7,211,682

Fannie Mae, Pool #MA3248

3.50%	01/01/33	7,576,642	8,150,234

Fannie Mae, Pool #MA3313

3.50%	03/01/33	1,794,716	1,922,769

Fannie Mae, Pool #MA3340

3.50%	04/01/33	14,747,227	15,818,991

Fannie Mae, Pool #MA3427

4.00%	07/01/33	10,707,688	11,428,408

Freddie Mac (4896-DA)

3.00%	01/15/49	3,355,475	3,460,945

Freddie Mac (4648-FA)

0.61% (1 mo. USD LIBOR + 0.500%) (2)	01/15/47	10,857,679	10,973,466

Freddie Mac (4929-FB)

0.56% (1 mo. USD LIBOR + 0.450%) (2)	09/25/49	19,798,767	19,939,999

Freddie Mac (4959-JF)

0.56% (1 mo. USD LIBOR + 0.450%) (2)	03/25/50	25,847,991	26,120,386

Freddie Mac , Pool #ZS4755

3.50%	02/01/48	2,697,292	2,877,052

Freddie Mac (1829-ZB)

6.50%	03/15/26	38,911	41,334

Freddie Mac (2367-ZK)

6.00%	10/15/31	88,039	99,676

Freddie Mac (2514-PZ) (PAC)

5.50%	10/15/32	1,398,286	1,581,306

Freddie Mac (2571-PZ) (PAC)

5.50%	02/15/33	3,256,706	3,678,390

Freddie Mac (2642-AR)

4.50%	07/15/23	136,352	140,901

Freddie Mac (2647-OV) (P/O)

0.00% (5)	07/15/33	604,092	517,167

Freddie Mac (2662-MT) (TAC)

4.50%	08/15/33	1,251,501	1,360,787

Freddie Mac (2666-BD)

4.50%	08/15/23	313,053	324,353

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac (2700-B)

4.50%	11/15/23	$547,871	$567,248

Freddie Mac (2752-GZ) (PAC)

5.00%	02/15/34	13,279,569	15,145,950

Freddie Mac (277-30)

3.00%	09/15/42	16,134,256	17,151,057

Freddie Mac (2882-JH) (PAC)

4.50%	10/15/34	1,297	1,297

Freddie Mac (2903-PO) (P/O)

0.00% (5)	11/15/23	99,556	98,311

Freddie Mac (3045-HZ)

4.50%	10/15/35	1,221,842	1,323,184

Freddie Mac (3063-YG) (PAC)

5.50%	11/15/35	15,226,197	17,618,242

Freddie Mac (3114-KZ)

5.00%	02/15/36	10,372,755	11,892,861

Freddie Mac (3146-GE)

5.50%	04/15/26	2,355,114	2,545,376

Freddie Mac (3149-OD) (P/O) (PAC)

0.00% (5)	05/15/36	3,569,444	3,291,749

Freddie Mac (3315-S) (I/O) (I/F)

6.30% (-1 x 1 mo. USD LIBOR + 6.410%) (2)	05/15/37	705,305	102,612

Freddie Mac (3376-SX) (I/O) (I/F)

5.93% (-1 x 1 mo. USD LIBOR + 6.040%) (2)	10/15/37	2,119,606	346,773

Freddie Mac (3410-IS) (I/O) (I/F)

6.16% (-1 x 1 mo. USD LIBOR + 6.270%) (2)	02/15/38	2,770,901	445,876

Freddie Mac (3424-BI) (I/O) (I/F)

6.69% (-1 x 1 mo. USD LIBOR + 6.800%) (2)	04/15/38	3,203,142	756,073

Freddie Mac (3512-AY)

4.00%	02/15/24	1,022	1,031

Freddie Mac (3519-SH) (I/O) (I/F)

5.39% (-1 x 1 mo. USD LIBOR + 5.500%) (2)	07/15/37	297,394	34,361

Freddie Mac (3531-SC) (I/O) (I/F)

6.19% (-1 x 1 mo. USD LIBOR + 6.300%) (2)	05/15/39	4,615,763	375,042

Freddie Mac (3541-SA) (I/O) (I/F)

6.64% (-1 x 1 mo. USD LIBOR + 6.750%) (2)	06/15/39	1,324,288	305,559

Freddie Mac (3550-GS) (I/O) (I/F)

6.64% (-1 x 1 mo. USD LIBOR + 6.750%) (2)	07/15/39	4,252,213	952,380

Freddie Mac (3551-VZ)

5.50%	12/15/32	1,788,731	2,042,826

Freddie Mac (3557-KB)

4.50%	07/15/29	3,302,266	3,549,901

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac (3557-NB)

4.50%	07/15/29	$7,584,945	$8,177,944

Freddie Mac (3558-KB)

4.00%	08/15/29	3,513,589	3,802,391

Freddie Mac (3565-XB)

4.00%	08/15/24	3,427,166	3,571,761

Freddie Mac (3575-D)

4.50%	03/15/37	530,880	590,268

Freddie Mac (3626-MD) (PAC)

5.00%	01/15/38	3,730,416	3,777,789

Freddie Mac (3719-PJ) (PAC)

4.50%	09/15/40	20,025,406	22,401,270

Freddie Mac (3788-SB) (I/O) (I/F)

6.37% (-1 x 1 mo. USD LIBOR + 6.480%) (2)	01/15/41	5,936,569	1,334,620

Freddie Mac (3885-PO) (P/O) (PAC)

0.00% (5)	11/15/33	1,325,560	1,228,638

Freddie Mac (3930-KE) (PAC)

4.00%	09/15/41	10,470,000	11,812,418

Freddie Mac (4030-HS) (I/O) (I/F)

6.50% (-1 x 1 mo. USD LIBOR + 6.610%) (2)	04/15/42	2,351,955	491,264

Freddie Mac (4604-PB) (PAC)

3.00%	01/15/46	2,201,517	2,317,334

Freddie Mac (4846-PA)

4.00%	06/15/47	3,410,973	3,584,215

Freddie Mac (R002-ZA)

5.50%	06/15/35	2,974,473	3,403,146

Freddie Mac, Pool #A91162

5.00%	02/01/40	14,653,956	16,973,491

Freddie Mac, Pool #A92195

5.00%	05/01/40	4,171,056	4,831,159

Freddie Mac, Pool #C90552

6.00%	06/01/22	4,911	5,521

Freddie Mac, Pool #G01959

5.00%	12/01/35	78,682	91,066

Freddie Mac, Pool #G06173

4.00%	11/01/40	17,919,717	19,991,113

Freddie Mac, Pool #G07556

4.00%	11/01/43	5,552,116	6,194,130

Freddie Mac, Pool #G07786

4.00%	08/01/44	18,497,020	20,545,850

Freddie Mac, Pool #G07848

3.50%	04/01/44	45,629,003	50,125,809

Freddie Mac, Pool #G08687

3.50%	01/01/46	32,816,159	35,260,895

Freddie Mac, Pool #G08710

3.00%	06/01/46	1,721,178	1,815,754

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac, Pool #G08716

3.50%	08/01/46	$9,595,335	$10,357,310

Freddie Mac, Pool #G08721

3.00%	09/01/46	37,714,261	39,786,595

Freddie Mac, Pool #G08833

5.00%	07/01/48	6,280,856	6,945,780

Freddie Mac, Pool #G08840

5.00%	08/01/48	1,028,180	1,139,732

Freddie Mac, Pool #G08843

4.50%	10/01/48	8,029,651	8,754,133

Freddie Mac, Pool #G08848

4.50%	11/01/48	3,978,309	4,342,411

Freddie Mac, Pool #G08849

5.00%	11/01/48	7,364,718	8,175,488

Freddie Mac, Pool #G12635

5.50%	03/01/22	589	591

Freddie Mac, Pool #G13390

6.00%	01/01/24	84,414	86,521

Freddie Mac, Pool #G16085

2.50%	02/01/32	4,557,628	4,809,114

Freddie Mac, Pool #G16258

2.50%	06/01/32	19,919,879	21,047,007

Freddie Mac, Pool #G16598

2.50%	12/01/31	4,178,400	4,400,216

Freddie Mac, Pool #G18592

3.00%	03/01/31	19,761,345	20,912,725

Freddie Mac, Pool #G18627

3.00%	01/01/32	11,474,632	12,144,089

Freddie Mac, Pool #G30450

6.00%	01/01/29	817,217	919,912

Freddie Mac, Pool #G30452

6.00%	10/01/28	873,821	983,590

Freddie Mac, Pool #G30454

5.00%	05/01/29	1,043,950	1,159,476

Freddie Mac, Pool #G60238

3.50%	10/01/45	5,281,822	5,774,049

Freddie Mac, Pool #G60440

3.50%	03/01/46	37,592,990	41,019,218

Freddie Mac, Pool #G67700

3.50%	08/01/46	34,461,672	37,577,920

Freddie Mac, Pool #G67703

3.50%	04/01/47	56,000,529	61,029,461

Freddie Mac, Pool #G67705

4.00%	10/01/47	5,336,156	5,893,669

Freddie Mac, Pool #G67706

3.50%	12/01/47	37,368,391	40,624,386

Freddie Mac, Pool #G67707

3.50%	01/01/48	19,569,279	21,408,904

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac, Pool #G67708

3.50%	03/01/48	$48,387,834	$52,537,806

Freddie Mac, Pool #G67709

3.50%	03/01/48	30,635,183	33,304,498

Freddie Mac, Pool #G67717

4.00%	11/01/48	47,695,115	52,263,772

Freddie Mac, Pool #N70081

5.50%	07/01/38	2,330,096	2,608,312

Freddie Mac, Pool #P51350

5.00%	03/01/36	2,128,167	2,420,948

Freddie Mac, Pool #SD7511

3.50%	01/01/50	40,819,125	44,212,456

Freddie Mac, Pool #SD7513

3.50%	04/01/50	22,965,172	24,967,583

Freddie Mac, Pool #ZT1491

3.50%	11/01/48	13,283,467	14,379,431

Ginnie Mae (03-42-SH) (I/O) (I/F)

6.43% (-1 x 1 mo. USD LIBOR + 6.550%) (2)	05/20/33	524,993	81,447

Ginnie Mae (11-70-BO) (P/O)

0.00% (5)	05/20/41	5,695,275	4,993,700

Ginnie Mae (15-42-ZB)

3.00%	03/20/45	19,144,409	20,350,279

Ginnie Mae (15-43-DM)

2.50%	03/20/45	20,000,000	21,073,856

Ginnie Mae (15-44-Z)

3.00%	03/20/45	12,955,191	13,933,493

Ginnie Mae, Pool #MA3662

3.00%	05/20/46	10,441,521	11,048,858

Ginnie Mae II, Pool #MA6030

3.50%	07/20/49	7,201,861	7,495,366

Ginnie Mae II, Pool #80963

2.25% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	07/20/34	97,089	99,759

Ginnie Mae II, Pool #MA2374

5.00%	11/20/44	367,526	418,740

Ginnie Mae II, Pool #MA2828

4.50%	05/20/45	256,637	288,044

Ginnie Mae II, Pool #MA3456

4.50%	02/20/46	1,395,521	1,566,118

Ginnie Mae II, Pool #MA3521

3.50%	03/20/46	35,571,631	38,416,394

Ginnie Mae II, Pool #MA3663

3.50%	05/20/46	17,515,097	18,915,829

Ginnie Mae II, Pool #MA3665

4.50%	05/20/46	2,173,533	2,414,065

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Ginnie Mae II, Pool #MA3735

3.00%	06/20/46	$133,341	$141,096

Ginnie Mae II, Pool #MA3736

3.50%	06/20/46	13,632,513	14,701,443

Ginnie Mae II, Pool #MA3739

5.00%	06/20/46	4,067,443	4,669,109

Ginnie Mae II, Pool #MA3876

4.50%	08/20/46	131,595	146,240

Ginnie Mae II, Pool #MA3877

5.00%	08/20/46	1,902,090	2,168,331

Ginnie Mae II, Pool #MA4006

4.50%	10/20/46	64,355	71,759

Ginnie Mae II, Pool #MA4007

5.00%	10/20/46	4,122,354	4,732,063

Ginnie Mae II, Pool #MA4071

4.50%	11/20/46	292,622	327,863

Ginnie Mae II, Pool #MA4126

3.00%	12/20/46	46,528,215	49,234,552

Ginnie Mae II, Pool #MA4129

4.50%	12/20/46	98,041	109,561

Ginnie Mae II, Pool #MA4199

5.00%	01/20/47	3,928,018	4,508,974

Ginnie Mae II, Pool #MA4264

4.50%	02/20/47	10,818,568	11,941,420

Ginnie Mae II, Pool #MA4265

5.00%	02/20/47	3,488,848	4,005,046

Ginnie Mae II, Pool #MA4324

5.00%	03/20/47	3,899,346	4,438,003

Ginnie Mae II, Pool #MA4385

5.00%	04/20/47	854,592	962,194

Ginnie Mae II, Pool #MA4454

5.00%	05/20/47	637,674	711,006

Ginnie Mae II, Pool #MA4512

4.50%	06/20/47	26,544,672	29,154,563

Ginnie Mae II, Pool #MA4513

5.00%	06/20/47	2,492,149	2,778,605

Ginnie Mae II, Pool #MA4781

5.00%	10/20/47	2,967,746	3,283,916

Ginnie Mae II, Pool #MA4836

3.00%	11/20/47	14,473,186	15,303,753

Ginnie Mae II, Pool #MA4838

4.00%	11/20/47	15,167,205	16,401,201

Ginnie Mae II, Pool #MA4900

3.50%	12/20/47	11,051,665	11,813,723

Ginnie Mae II, Pool #MA4901

4.00%	12/20/47	1,050,092	1,134,637

Ginnie Mae II, Pool #MA4962

3.50%	01/20/48	13,283,656	14,199,620

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Ginnie Mae II, Pool #MA5466

4.00%	09/20/48	$9,428,218	$10,120,591

Ginnie Mae II, Pool #MA5467

4.50%	09/20/48	1,103,627	1,196,875

Ginnie Mae II, Pool #MA5528

4.00%	10/20/48	8,004,606	8,592,435

Ginnie Mae II, Pool #MA6080

3.00%	08/20/49	589,499	603,847

Ginnie Mae II, Pool #MA6081

3.50%	08/20/49	2,315,113	2,409,464

Ginnie Mae II, Pool #MA6209

3.00%	10/20/49	7,867,225	8,063,706

Ginnie Mae II TBA, 30 Year

2.00% (6)	10/01/50	183,875,000	187,329,837

2.50% (6)	05/01/50	10,825,000	11,254,906

2.50% (6)	05/01/50	185,975,000	192,956,288

Uniform Mortgage-Backed Securities TBA, 15 Year

2.00% (6)	02/01/36	52,825,000	54,568,638

1.50% (6)	02/01/36	153,350,000	155,011,829

2.00% (6)	02/01/36	172,875,000	178,355,407

Uniform Mortgage-Backed Securities TBA, 30 Year

2.00% (6)	01/01/51	2,025,000	2,045,250

2.00% (6)	01/01/51	594,750,000	599,733,024

2.50% (6)	07/01/50	530,075,000	548,687,136

2.50% (6)	07/01/50	52,860,000	54,854,654

Total Residential Mortgage-Backed Securities — Agency

(Cost: $3,906,064,451)			4,017,317,418

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 20.0%

ACE Securities Corp. (07-ASP1-A2C)

0.37% (1 mo. USD LIBOR + 0.260%)(2)	03/25/37	12,801,544	7,176,623

ACE Securities Corp. (07-ASP1-A2D)

0.49% (1 mo. USD LIBOR + 0.380%) (2)(7)	03/25/37	6,880,694	3,907,845

ACE Securities Corp. Home Equity Loan Trust (07-HE1-A1)

0.26% (1 mo. USD LIBOR + 0.150%)(2)	01/25/37	32,883,096	22,225,997

Adjustable Rate Mortgage Trust (04-5-3A1)

2.56% (3)	04/25/35	6,204	6,253

Argent Securities Trust (06-M1-A2C)

0.26% (1 mo. USD LIBOR + 0.300%)(2)	07/25/36	50,212,065	21,480,716

Argent Securities Trust (06-W4-A2C)

0.43% (1 mo. USD LIBOR + 0.320%)(2)	05/25/36	18,498,104	6,918,541

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Argent Securities, Inc. Asset-Backed Pass-Through Certificates (05-W3-M2)

0.80% (1 mo. USD LIBOR + 0.690%) (2)	11/25/35	$24,000,000	$20,014,171

Asset-Backed Funding Certificates (07-NC1-A2)

0.41% (1 mo. USD LIBOR + 0.300%) (1)(2)	05/25/37	6,540,973	6,300,891

Asset-Backed Funding Certificates (07-WMC1-A2A)

0.86% (1 mo. USD LIBOR + 0.750%) (2)	06/25/37	11,813,318	10,921,531

Banc of America Funding Corp. (04-B-3A1)

2.59% (3)(7)	12/20/34	195,236	182,278

Banc of America Funding Corp. (06-D-2A1)

3.50% (3)(7)	05/20/36	52,052	50,883

Banc of America Funding Corp. (06-D-3A1)

3.50% (3)(7)	05/20/36	1,897,227	1,838,085

Banc of America Funding Corp. (15-R8-1A1)

1.10% (1)(3)	11/26/46	2,242,194	2,230,417

Banc of America Funding Trust (06-3-4A14)

6.00%	03/25/36	470,638	486,742

Banc of America Funding Trust (06-3-5A3)

5.50% (7)	03/25/36	1,778,663	1,773,928

BCAP LLC Trust (06-AA2-A1)

0.28% (1 mo. USD LIBOR + 0.170%) (2)	01/25/37	14,622,524	14,384,302

BCAP LLC Trust (08-IND2-A1)

1.76% (1 mo. USD LIBOR + 1.650%) (2)	04/25/38	430,521	431,747

Bear Stearns Alt-A Trust (05-2-2A4)

2.82% (3)	04/25/35	2,077	2,074

Bear Stearns Alt-A Trust (05-4-23A1)

2.68% (3)	05/25/35	3,081,892	3,148,167

Bear Stearns Alt-A Trust (06-4-32A1)

3.19% (3)	07/25/36	382,063	248,572

Bear Stearns ARM Trust (04-12-1A1)

2.88% (3)	02/25/35	502,482	529,435

Bear Stearns ARM Trust (05-10-A3)

2.91% (3)	10/25/35	2,306,835	2,318,530

Bear Stearns ARM Trust (06-2-2A1)

3.20% (3)(7)	07/25/36	954,540	882,232

Bear Stearns ARM Trust (07-1-1A1)

3.09% (3)	02/25/47	14,618,860	14,185,979

Bear Stearns ARM Trust (07-1-2A1)

2.80% (3)(7)	02/25/47	139,858	138,295

Bear Stearns ARM Trust (07-5-3A1)

3.38% (3)(7)	08/25/47	779,856	775,556

Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3)

5.50% (3)	09/25/35	1,144,875	1,158,767

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4)

5.40% (3)	09/25/35	$2,447,938	$2,467,302

Bear Stearns Mortgage Funding Trust (06-AR1-2A1)

0.33% (1 mo. USD LIBOR + 0.220%) (2)	08/25/36	11,704,555	11,031,737

Bear Stearns Mortgage Funding Trust (06-AR3-1A1)

0.29% (1 mo. USD LIBOR + 0.180%) (2)	10/25/36	380,360	353,945

BNC Mortgage Loan Trust (07-1-A4)

0.27% (1 mo. USD LIBOR + 0.160%) (2)	03/25/37	6,646,751	6,368,939

Chase Mortgage Finance Corp. (06-A1-2A1)

3.27% (3)(7)	09/25/36	496,424	456,914

Chase Mortgage Finance Corp. (07-A1-8A1)

2.70% (3)	02/25/37	1,784,012	1,846,957

Chaseflex Trust (05-1-1A5)

6.50% (7)	02/25/35	2,681,846	2,541,421

CIM Trust (18-R2-A1)

3.69% (1)(3)	08/25/57	3,257,585	3,329,846

CIM Trust (18-R5-A1)

3.75% (1)(3)	07/25/58	17,574,769	17,843,046

CIM Trust (18-R6-A1)

1.19% (1 mo. USD LIBOR + 1.076%) (1)(2)	09/25/58	13,807,335	13,702,548

CIM Trust (19-R3-A)

2.63% (1)(3)	06/25/58	18,533,223	18,362,249

CIM Trust (20-NR1-A)

3.45% (1)	06/26/62	35,890,489	36,185,380

CIM Trust (20-R1-A1)

2.85% (1)(3)	10/27/59	27,824,335	23,594,329

CIM Trust (20-R3-A1A)

4.00% (1)(3)	01/26/60	23,859,502	22,597,432

CIM Trust (20-R4-A1A)

3.30% (1)(3)	06/25/60	26,712,724	26,599,457

CIM Trust (20-R6-A1A)

2.25% (1)(3)	12/25/60	18,073,988	17,933,855

CIM Trust (20-R7-A1A)

2.25% (1)(3)	12/27/61	31,070,573	31,017,514

CIM Trust (21-NR2-A1)

2.57% (1)	07/25/59	19,385,881	19,407,279

CIM Trust (21-NR3-A1)

2.57% (1)	06/25/57	15,000,000	14,999,987

CIM Trust (21-R3-A1A)

1.95% (1)(3)	06/25/57	34,880,000	35,057,857

Citicorp Mortgage Securities Trust, Inc. (07-4-3A1)

5.50%	05/25/37	29,056	29,132

Citigroup Mortgage Loan Trust (06-HE3-A1)

0.39% (1 mo. USD LIBOR + 0.280%) (1)(2)	12/25/36	10,516,392	10,338,235

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A)

2.60% (3)(7)	07/25/36	$2,412,537	$1,939,742

Citigroup Mortgage Loan Trust, Inc. (07-12-2A1)

6.50% (1)(3)(7)	10/25/36	2,619,931	1,905,190

CitiMortgage Alternative Loan Trust (07-A5-1A6)

6.00% (7)	05/25/37	12,100,937	12,160,130

Conseco Finance Securitizations Corp. (00-4-A5)

7.97%	05/01/32	45,277,023	13,797,417

Conseco Financial Corp. (99-2-A7)

6.44%	12/01/30	1,979,262	2,116,958

Countrywide Alternative Loan Trust (05-20CB-4A1)

5.25% (7)	07/25/20	1,299	1,297

Countrywide Alternative Loan Trust (05-84-1A1)

2.34% (3)(7)	02/25/36	124,546	106,823

Countrywide Alternative Loan Trust (05-J1-2A1)

5.50%	02/25/25	326,865	334,826

Countrywide Alternative Loan Trust (06-HY12-A5)

3.25% (3)	08/25/36	7,254,188	7,279,044

Countrywide Alternative Loan Trust (07-19-1A34)

6.00%	08/25/37	13,119,502	9,189,490

Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3)

5.50%	08/25/34	4,121,018	4,254,083

Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1)

0.71% (1 mo. USD LIBOR + 0.600%) (2)	05/25/35	7,707,659	6,619,901

Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1)

2.80% (3)	09/20/35	18,198	15,941

Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1)

3.50% (3)	09/25/47	4,917	4,635

Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1)

3.13% (3)(7)	03/25/37	36,263	31,882

Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA)

5.75%	04/22/33	27,129	28,308

Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1)

6.50% (7)	12/25/35	1,761,689	1,271,299

Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1)

6.50% (7)	01/25/36	6,517,775	2,930,714

Credit Suisse Mortgage Capital Certificates (15-5R-2A1)

0.38% (1)(3)	04/27/47	643,327	646,633

Credit Suisse Mortgage Trust (13-7R-4A1)

0.43% (1 mo. USD LIBOR + 0.160%) (1)(2)	07/26/36	486,293	509,199

Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2)

3.07%	01/25/36	3,297,869	2,696,641

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4)

0.27% (1 mo. USD LIBOR + 0.160%) (2)	10/25/36	$23,119,093	$19,655,885

Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4)

0.34% (1 mo. USD LIBOR + 0.230%) (2)	11/25/36	14,053,806	8,527,650

Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B)

3.78%	02/25/37	2,907,702	2,372,750

Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C)

3.78%	02/25/37	10,001,935	8,160,859

CSMC Mortgage-Backed Trust (06-8-3A1)

6.00% (7)	10/25/21	1,024,641	743,945

CSMC Mortgage-Backed Trust (06-9-5A1)

5.50%	11/25/36	1,254,016	1,237,178

CSMC Mortgage-Backed Trust (07-2-3A4)

5.50% (7)	03/25/37	5,274,780	4,061,314

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (05-1-1A3)

0.61% (1 mo. USD LIBOR + 0.500%) (2)	02/25/35	5,555,737	5,448,959

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6)

0.49% (1 mo. USD LIBOR + 0.380%) (2)(7)	02/25/37	243,447	236,856

DSLA Mortgage Loan Trust (05-AR6-2A1A)

0.41% (1 mo. USD LIBOR + 0.290%) (2)	10/19/45	2,124,651	2,068,134

DSLA Mortgage Loan Trust (06-AR2-2A1A)

0.32% (1 mo. USD LIBOR + 0.200%) (2)	10/19/36	23,320,357	19,990,698

DSLA Mortgage Loan Trust (07-AR1-2A1A)

0.26% (1 mo. USD LIBOR + 0.140%) (2)	03/19/37	5,594,664	5,075,337

Fieldstone Mortgage Investment Corp. (07-1-2A2)

0.38% (1 mo. USD LIBOR + 0.270%) (2)	04/25/47	3,244,585	2,770,886

First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C)

0.27% (1 mo. USD LIBOR + 0.160%) (2)	12/25/37	13,203,696	12,312,349

First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D)

0.32% (1 mo. USD LIBOR + 0.210%) (2)	12/25/37	7,748,379	7,251,442

First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C)

0.25% (1 mo. USD LIBOR + 0.140%) (2)	01/25/38	3,982,485	2,785,911

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D)

0.33% (1 mo. USD LIBOR + 0.220%) (2)	01/25/38	$19,492,652	$13,817,510

First Franklin Mortgage Loan Trust (06-FF12-A1)

0.21% (1 mo. USD LIBOR + 0.105%) (2)	09/25/36	8,191,421	7,781,329

First Franklin Mortgage Loan Trust (06-FF9-2A4)

0.61% (1 mo. USD LIBOR + 0.500%) (2)	06/25/36	5,068,000	4,808,229

First Franklin Mortgage Loan Trust (07-FF2-A1)

0.25% (1 mo. USD LIBOR + 0.140%) (2)	03/25/37	40,964,262	27,359,564

First Franklin Mortgage Loan Trust (07-FF2-A2C)

0.26% (1 mo. USD LIBOR + 0.150%) (2)	03/25/37	41,993,136	25,669,993

First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1)

2.24% (3)(7)	05/25/35	2,036,704	1,953,877

First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1)

2.58% (3)(7)	09/25/35	1,752,642	1,643,224

First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1)

2.38% (3)(7)	09/25/35	1,428,607	1,400,091

First Horizon Alternative Mortgage Securities Trust (06-AA7-A1)

2.55% (3)(7)	01/25/37	6,392,553	5,658,721

Fremont Home Loan Trust (05-E-2A4)

0.77% (1 mo. USD LIBOR + 0.660%) (2)	01/25/36	12,553,070	12,308,378

Fremont Home Loan Trust (06-1-2A3)

0.47% (1 mo. USD LIBOR + 0.360%) (2)	04/25/36	551,683	549,935

GMAC Mortgage Loan Trust (05-AR5-2A1)

3.13% (3)	09/19/35	2,031,133	1,620,797

GreenPoint Mortgage Funding Trust (05-AR3-1A1)

0.59% (1 mo. USD LIBOR + 0.480%) (2)	08/25/45	380,775	366,360

GreenPoint Mortgage Funding Trust (06-AR5-A2A2)

0.26% (1 mo. USD LIBOR + 0.150%) (2)(8)	10/25/46	1,736	—

GSAA Home Equity Trust (05-7-AF5)

5.11%	05/25/35	216,362	219,040

GSR Mortgage Loan Trust (04-9-3A1)

3.07% (3)	08/25/34	1,473,389	1,481,160

GSR Mortgage Loan Trust (06-OA1-2A2)

0.63% (1 mo. USD LIBOR + 0.520%) (2)	08/25/46	51,003,584	30,291,284

GSR Mortgage Loan Trust (07-3F-3A7)

6.00% (7)	05/25/37	6,469,069	5,658,535

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

GSR Mortgage Loan Trust (07-AR2-2A1)

3.05% (3)	05/25/37	$1,986,887	$1,571,385

GSR Mortgage Loan Trust (07-AR2-5A1A)

2.99% (3)(7)	05/25/37	1,075,442	1,004,901

Harborview Mortgage Loan Trust (05-9-2A1A)

0.80% (1 mo. USD LIBOR + 0.680%) (2)	06/20/35	1,903,491	1,868,988

HarborView Mortgage Loan Trust (06-1-1A1A)

0.64% (1 mo. USD LIBOR + 0.520%) (2)(7)	03/19/36	27,307,224	19,035,607

HarborView Mortgage Loan Trust (07-3-1A1A)

0.32% (1 mo. USD LIBOR + 0.200%) (2)	05/19/47	11,900,483	11,383,525

HSI Asset Loan Obligation Trust (07-2-2A12)

6.00%	09/25/37	705,699	663,453

HSI Asset Securitization Corp. (06-HE2-1A)

0.37% (1 mo. USD LIBOR + 0.260%) (2)	12/25/36	40,698,601	21,629,471

HSI Asset Securitization Corp. (06-WMC1-A3)

0.41% (1 mo. USD LIBOR + 0.300%) (2)	07/25/36	28,064,030	16,728,949

Impac CMB Trust (04-5-1A1)

0.83% (1 mo. USD LIBOR + 0.720%) (2)	10/25/34	2,708	2,681

Impac CMB Trust (05-1-1A1)

0.63% (1 mo. USD LIBOR + 0.520%) (2)	04/25/35	735,416	716,986

Impac CMB Trust (05-5-A2)

0.55% (1 mo. USD LIBOR + 0.220%) (2)	08/25/35	3,566,134	3,612,078

Impac Secured Assets Trust (06-3-A1)

0.28% (1 mo. USD LIBOR + 0.170%) (2)(7)	11/25/36	5,654,469	5,286,020

Indymac Index Mortgage Loan Trust (04-AR4-2A)

2.94% (3)	08/25/34	3,407,094	3,575,476

Indymac Index Mortgage Loan Trust (04-AR9-4A)

3.09% (3)(7)	11/25/34	404,065	407,303

Indymac Index Mortgage Loan Trust (05-AR17-3A1)

2.83% (3)	09/25/35	3,220,414	2,671,644

Indymac Index Mortgage Loan Trust (05-AR23-2A1)

2.79% (3)	11/25/35	2,194,982	2,094,952

Indymac Index Mortgage Loan Trust (05-AR23-6A1)

2.85% (3)	11/25/35	3,133,983	2,961,324

Indymac Index Mortgage Loan Trust (05-AR25-2A1)

2.99% (3)	12/25/35	1,670,603	1,661,756

Indymac Index Mortgage Loan Trust (05-AR7-2A1)

3.13% (3)	06/25/35	1,675,895	1,423,486

Indymac Index Mortgage Loan Trust (06-AR39-A1)

0.29% (1 mo. USD LIBOR + 0.180%) (2)	02/25/37	5,928,289	5,875,945

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Indymac Index Mortgage Loan Trust (07-AR11-1A1)

3.00% (3)	06/25/37	$15,514	$15,008

Indymac Index Mortgage Loan Trust (07-AR5-2A1)

3.04% (3)(7)	05/25/37	11,093,479	10,455,592

Indymac Index Mortgage Loan Trust (07-AR7-1A1)

2.86% (3)	11/25/37	2,238,781	2,166,791

IndyMac INDX Mortgage Loan Trust (06-AR6-2A1A)

0.51% (1 mo. USD LIBOR + 0.400%) (2)(7)	06/25/46	10,328,702	9,603,469

JPMorgan Alternative Loan Trust (06-A2-5A1)

3.10% (3)	05/25/36	4,232,202	3,060,528

JPMorgan Alternative Loan Trust (06-A4-A8)

3.11% (3)(7)	09/25/36	702,860	720,531

JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4)

5.76%	10/25/36	5,141,125	4,129,761

JPMorgan Mortgage Acquisition Trust (06-WMC4-A3)

0.23% (1 mo. USD LIBOR + 0.120%) (2)	12/25/36	29,861,981	19,308,491

JPMorgan Mortgage Trust (05-A6-7A1)

3.17% (3)(7)	08/25/35	181,140	171,298

JPMorgan Mortgage Trust (06-A2-5A3)

2.54% (3)	11/25/33	973,286	977,823

JPMorgan Mortgage Trust (06-A4-1A4)

3.21% (3)(7)	06/25/36	267,629	233,104

JPMorgan Mortgage Trust (06-A7-2A4R)

3.07% (3)(7)	01/25/37	12,547	11,797

JPMorgan Mortgage Trust (06-S2-2A2)

5.88% (7)	06/25/21	117,697	119,384

Lehman Mortgage Trust (06-4-4A1)

6.00% (7)	08/25/21	603,960	594,452

Lehman XS Trust (06-10N-1A3A)

0.53% (1 mo. USD LIBOR + 0.420%) (2)(7)	07/25/46	9,608,820	9,767,271

Lehman XS Trust (06-12N-A2A1)

0.41% (1 mo. USD LIBOR + 0.300%) (2)(8)	08/25/46	302	—

Lehman XS Trust (06-12N-A31A)

0.51% (1 mo. USD LIBOR + 0.400%) (2)	08/25/46	3,108,024	3,065,396

Lehman XS Trust (06-13-1A2)

0.45% (1 mo. USD LIBOR + 0.340%) (2)(7)	09/25/36	882	—

Lehman XS Trust (06-9-A1B)

0.43% (1 mo. USD LIBOR + 0.320%) (2)	05/25/46	7,026	—

Lehman XS Trust (06-GP1-A2A)

0.45% (1 mo. USD LIBOR + 0.340%) (2)(8)	05/25/46	140	—

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Lehman XS Trust (06-GP2-3A1)

0.51% (1 mo. USD LIBOR + 0.400%) (2)	06/25/46	$15,191,431	$13,569,118

Lehman XS Trust (06-GP4-3A2A)

0.27% (1 mo. USD LIBOR + 0.160%) (2)(8)	08/25/46	23	—

Lehman XS Trust (06-GP4-3A5)

0.33% (1 mo. USD LIBOR + 0.225%) (2)	08/25/46	10,927,359	10,533,301

MASTR Alternative Loans Trust (05-4-1A1)

6.50%	05/25/35	4,679,170	4,651,246

MASTR Alternative Loans Trust (06-2-2A1)

0.51% (1 mo. USD LIBOR + 0.400%) (2)(7)(8)	03/25/36	65,952	6,169

MASTR Asset Securitization Trust (06-3-2A1)

0.56% (1 mo. USD LIBOR + 0.450%) (2)	10/25/36	30,367	5,886

MASTR Asset-Backed Securities Trust (06-AB1-A4)

6.22%	02/25/36	416,953	407,987

MASTR Asset-Backed Securities Trust (06-HE5-A3)

0.27% (1 mo. USD LIBOR + 0.160%) (2)	11/25/36	17,302,967	12,058,706

MASTR Seasoned Securitization Trust (04-1-4A1)

2.76% (3)	10/25/32	4,087	4,258

Merrill Lynch Alternative Note Asset Trust (07-A1-A2C)

0.34% (1 mo. USD LIBOR + 0.230%) (2)	01/25/37	1,717,183	775,282

Merrill Lynch Alternative Note Asset Trust (07-A1-A3)

0.27% (1 mo. USD LIBOR + 0.160%) (2)	01/25/37	883,319	394,281

Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B)

0.28% (1 mo. USD LIBOR + 0.170%) (2)	04/25/37	40,767,086	23,309,564

Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C)

0.36% (1 mo. USD LIBOR + 0.250%) (2)	04/25/37	22,749,978	13,196,147

Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D)

0.45% (1 mo. USD LIBOR + 0.340%) (2)	04/25/37	5,808,607	3,423,319

Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C)

0.35% (1 mo. USD LIBOR + 0.240%) (2)	05/25/37	5,214,868	3,074,069

Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B)

0.24% (1 mo. USD LIBOR + 0.130%) (2)(7)	06/25/37	2,305,611	1,696,551

Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3)

0.27% (1 mo. USD LIBOR + 0.160%) (2)	07/25/37	30,046,636	26,632,542

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1)

2.46% (1-year Treasury Constant Maturity Rate + 2.400%) (2)(7)	08/25/36	$913,409	$869,710

Mid-State Trust (05-1-A)

5.75%	01/15/40	2,158,035	2,322,119

Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2)

1.07% (1 mo. USD LIBOR + 0.960%) (2)	09/25/34	538,521	533,372

Morgan Stanley Home Equity Loan Trust (06-2-A4)

0.67% (1 mo. USD LIBOR + 0.560%) (2)	02/25/36	1,686,955	1,686,767

Morgan Stanley Mortgage Loan Trust (07-3XS-2A6)

5.76%	01/25/47	2,357,066	1,058,464

Morgan Stanley Mortgage Loan Trust (07-7AX-2A1)

0.23% (1 mo. USD LIBOR + 0.120%) (2)	04/25/37	3,196,403	1,303,349

Morgan Stanley Resecuritization Trust (14-R2-2A)

2.74% (1)(3)	12/26/46	1,717,443	1,725,188

MortgageIT Trust (05-4-A1)

0.67% (1 mo. USD LIBOR + 0.560%)(2)	10/25/35	1,162,817	1,152,665

New Century Home Equity Loan Trust (06-1-A2B)

0.29% (1 mo. USD LIBOR + 0.180%)(2)	05/25/36	22,847,859	22,335,735

Nomura Resecuritization Trust (15-5R-2A1)

2.66% (1)(3)	03/26/35	355,638	358,496

Oakwood Mortgage Investors, Inc. (02-A-A4)

6.97% (3)	03/15/32	1,266,458	1,313,612

Oakwood Mortgage Investors, Inc. (99-E-A1)

7.61% (3)	03/15/30	3,459,529	2,760,660

Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D)

0.65% (1 mo. USD LIBOR + 0.540%)(2)	03/25/37	13,175,309	12,942,315

Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C)

0.43% (1 mo. USD LIBOR + 0.320%)(2)	09/25/37	18,752,258	11,676,808

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (05-WCW2-M3)

0.93% (1 mo. USD LIBOR + 0.825%)(2)	07/25/35	10,000,000	9,961,643

Prime Mortgage Trust (06-1-1A1)

5.50% (7)	06/25/36	285,114	285,271

RAAC Series Trust (05-SP1-4A1)

7.00%	09/25/34	2,259,943	2,290,008

RALI Trust (05-QA13-2A1)

3.98% (3)(7)	12/25/35	482,476	445,950

RALI Trust (05-QA7-A21)

3.42% (3)(7)	07/25/35	1,588,756	1,566,130

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

RALI Trust (06-QA3-A1)

0.51% (1 mo. USD LIBOR + 0.400%)(2)	04/25/36	$598,517	$646,035

Residential Accredit Loans, Inc. (05-QA8-CB21)

3.60% (3)(7)	07/25/35	3,555,880	2,600,848

Residential Accredit Loans, Inc. (05-QS7-A1)

5.50% (7)	06/25/35	589,804	558,099

Residential Accredit Loans, Inc. (06-QA1-A21)

4.29% (3)(7)	01/25/36	12,449	10,461

Residential Accredit Loans, Inc. (06-QA10-A2)

0.29% (1 mo. USD LIBOR + 0.180%)(2)(7)	12/25/36	11,566,326	11,260,288

Residential Accredit Loans, Inc. (06-QA2-1A1)

0.36% (1 mo. USD LIBOR + 0.250%)(2)(7)	02/25/36	15,608	11,086

Residential Accredit Loans, Inc. (06-QS10-AV) (I/O)

0.57% (3)(8)	08/25/36	27,846,062	567,389

Residential Accredit Loans, Inc. (06-QS11-AV) (I/O)

0.35% (3)(8)	08/25/36	27,833,766	367,887

Residential Accredit Loans, Inc. (06-QS5-A5)

6.00% (7)	05/25/36	3,378,484	3,232,184

Residential Accredit Loans, Inc. (06-QS6-1AV) (I/O)

0.76% (3)(8)	06/25/36	36,298,622	828,912

Residential Accredit Loans, Inc. (06-QS7-AV) (I/O)

0.68% (3)(8)	06/25/36	7,633,941	159,064

Residential Accredit Loans, Inc. (07-QS1-2AV) (I/O)

0.17% (3)(8)	01/25/37	1,906,407	11,710

Residential Accredit Loans, Inc. (07-QS2-AV) (I/O)

0.33% (3)(8)	01/25/37	14,564,190	164,663

Residential Accredit Loans, Inc. (07-QS3-AV) (I/O)

0.35% (3)(8)	02/25/37	58,597,671	693,375

Residential Accredit Loans, Inc. (07-QS4-3AV) (I/O)

0.37% (3)(8)	03/25/37	7,255,739	91,198

Residential Accredit Loans, Inc. (07-QS5-AV) (I/O)

0.27% (3)(8)	03/25/37	9,100,878	75,324

Residential Accredit Loans, Inc. (07-QS6-A45)

5.75% (7)	04/25/37	1,956,802	1,883,424

Residential Accredit Loans, Inc. (07-QS8-AV) (I/O)

0.41% (3)(8)	06/25/37	14,367,608	252,356

Residential Asset Securitization Trust (07-A3-1A4)

5.75% (7)	04/25/37	2,670,493	1,912,675

Residential Funding Mortgage Securities I (05-SA5-2A)

3.52% (3)(7)	11/25/35	12,393	11,655

Residential Funding Mortgage Securities I (06-S9-A3) (PAC)

5.75% (7)	09/25/36	437,531	421,211

Residential Funding Mortgage Securities I (07-S2-A9)

6.00% (7)	02/25/37	4,394,777	4,186,695

Residential Funding Mortgage Securities I (07-SA2-2A2)

3.45% (3)(7)	04/25/37	14,520	13,380

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Saxon Asset Securities Trust (06-3-A3)

0.28% (1 mo. USD LIBOR + 0.170%) (2)	10/25/46	$7,361,391	$7,202,093

Saxon Asset Securities Trust (07-2-A2C)

0.35% (1 mo. USD LIBOR + 0.240%) (2)	05/25/47	13,050,036	11,185,713

Saxon Asset Securities Trust (07-2-A2D)

0.41% (1 mo. USD LIBOR + 0.300%) (2)	05/25/47	15,180,344	13,081,238

Securitized Asset Backed Receivables LLC Trust (06-WM4-A1)

0.30% (1 mo. USD LIBOR + 0.190%) (1)(2)	11/25/36	31,470,875	19,688,821

Securitized Asset Backed Receivables LLC Trust (07-BR2-A1)

0.29% (1 mo. USD LIBOR + 0.180%) (1)(2)	02/25/37	23,268,767	20,992,525

Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C)

0.45% (1 mo. USD LIBOR + 0.340%) (2)	02/25/37	2,856,959	1,786,330

Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2)

0.34% (1 mo. USD LIBOR + 0.230%) (2)	02/25/37	30,758,261	16,922,922

Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B)

0.25% (1 mo. USD LIBOR + 0.140%) (2)	01/25/37	14,989,797	13,203,130

Sequoia Mortgage Trust (03-8-A1)

0.76% (1 mo. USD LIBOR + 0.640%) (2)	01/20/34	608,716	600,483

SG Mortgage Securities Trust (07-NC1-A2)

0.35% (1 mo. USD LIBOR + 0.240%) (1)(2)	12/25/36	17,572,530	13,319,072

Soundview Home Equity Loan Trust (06-OPT4-2A4)

0.57% (1 mo. USD LIBOR + 0.460%) (2)	06/25/36	10,400,000	10,203,728

Soundview Home Equity Loan Trust (07-OPT3-2A4)

0.36% (1 mo. USD LIBOR + 0.250%) (2)	08/25/37	4,000,000	3,799,376

Structured Adjustable Rate Mortgage Loan Trust (04-12-2A)

2.71% (3)	09/25/34	901,547	912,307

Structured Adjustable Rate Mortgage Loan Trust (04-14-2A)

2.48% (3)	10/25/34	1,627,229	1,647,544

Structured Adjustable Rate Mortgage Loan Trust (06-2-3A1)

3.07% (3)(7)	03/25/36	15,851,366	15,829,912

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1)

3.18% (3)(7)	03/25/36	$294,368	$260,573

Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1)

3.05% (3)(7)	05/25/36	1,599,876	1,437,489

Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1)

3.05% (3)(7)	06/25/36	2,167,515	2,074,115

Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1)

2.40% (3)	02/25/37	1,879,949	1,352,240

Structured Asset Mortgage Investments II Trust (07-AR4-A5)

0.33% (1 mo. USD LIBOR + 0.220%) (2)	09/25/47	18,123,425	16,861,132

Structured Asset Securities Corp. (05-2XS-1A5B)

5.15%	02/25/35	6,549	6,658

SunTrust Adjustable Rate Mortgage Loan Trust (07-3-1A1)

3.47% (3)	06/25/37	3,306	2,747

SunTrust Adjustable Rate Mortgage Loan Trust (07-2-2A1)

2.67% (3)(7)	04/25/37	126,180	93,310

SunTrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1)

2.76% (3)	01/25/37	374,449	387,603

Wachovia Mortgage Loan Trust LLC (06-AMN1-A3)

0.59% (1 mo. USD LIBOR + 0.480%) (2)	08/25/36	6,448,205	3,215,945

WaMu Mortgage Pass-Through Certificates (04-AR14-A1)

2.85% (3)	01/25/35	3,436,088	3,486,459

WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1)

0.69% (1 mo. USD LIBOR + 0.580%) (2)	10/25/45	4,263,865	4,264,721

WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2)

1.59% (12 mo. Monthly Treasury Average Index + 1.450%) (2)	10/25/45	343,613	342,026

WaMu Mortgage Pass-Through Certificates (05-AR14-2A1)

3.11% (3)	12/25/35	869,392	889,782

WaMu Mortgage Pass-Through Certificates (05-AR18-1A1)

2.79% (3)	01/25/36	1,188,564	1,197,965

WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A)

0.73% (1 mo. USD LIBOR + 0.620%) (2)	01/25/45	132,947	132,699

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

WaMu Mortgage Pass-Through Certificates (05-AR9-A1A)

0.75% (1 mo. USD LIBOR + 0.320%) (2)	07/25/45	$6,899,791	$6,918,254

WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A)

1.21% (12 mo. Monthly Treasury Average Index + 1.070%) (2)	01/25/46	9,041,938	9,075,307

WaMu Mortgage Pass-Through Certificates (06-AR11-1A)

1.10% (12 mo. Monthly Treasury Average Index + 0.960%) (2)(7)	09/25/46	2,723,382	2,559,279

WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A)

1.07% (12 mo. Monthly Treasury Average Index + 0.810%) (2)	12/25/46	3,230,876	3,116,247

WaMu Mortgage Pass-Through Certificates Trust (05-AR11-A1A)

0.75% (1 mo. USD LIBOR + 0.320%) (2)	08/25/45	10,754,099	10,791,562

Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1)

3.16% (3)	11/25/30	64,276	65,775

Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2)

5.75% (7)	02/25/36	721,831	697,298

Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1)

0.71% (1 mo. USD LIBOR + 0.600%) (2)(7)	07/25/36	1,560,153	1,035,618

Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A)

0.28% (1 mo. USD LIBOR + 0.170%) (2)	12/25/36	2,589,263	2,525,151

Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A)

1.66% (11th District Cost of Funds + 1.250%) (2)(7)	04/25/47	1,230,036	1,193,862

Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3)

0.42% (1 mo. USD LIBOR + 0.310%) (2)	06/25/37	3,233,893	3,171,475

Washington Mutual Asset-Backed Certificates (06-HE1-2A4)

0.67% (1 mo. USD LIBOR + 0.560%) (2)	04/25/36	4,911,660	4,681,834

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Washington Mutual Asset-Backed Certificates (07-HE2-2A1)

0.21% (1 mo. USD LIBOR + 0.100%) (2)	02/25/37	$16,967,583	$6,815,030

Wells Fargo Home Equity Asset-Backed Securities (07-1-A3)

0.43% (1 mo. USD LIBOR + 0.320%) (2)	03/25/37	5,521,000	5,074,091

Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6)

3.06% (3)(7)	08/25/36	1,457,879	1,411,050

Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1)

3.20% (3)(7)	08/25/37	95,752	93,386

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $1,286,555,048)			1,407,381,361

U.S. TREASURY SECURITIES — 32.5%

U.S. Treasury Bond

1.88%	02/15/51	330,613,000	300,806,172

U.S. Treasury Note

0.13%	01/31/23	50,650,000	50,635,162

0.13%	02/28/23	480,450,000	480,224,789

0.13%	03/31/23	67,405,000	67,365,505

0.13%	04/30/23	435,780,000	435,465,079

0.75%	03/31/26	498,685,000	496,773,042

0.75%	04/30/26	254,815,000	253,610,604

1.13%	02/15/31	203,544,000	194,336,809

Total U.S. Treasury Securities

(Cost: $2,283,238,581)			2,279,217,162

Total Fixed Income Securities

(Cost: $8,511,857,828)			8,731,018,853

		Shares

MONEY MARKET INVESTMENTS — 1.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class 0.03% (9)		88,014,901	88,014,901

Total Money Market Investments

(Cost: $88,014,901)			88,014,901

		Principal Amount

SHORT TERM INVESTMENTS — 5.7%

U.S. GOVERNMENT AGENCY OBLIGATION — 1.8%

(Cost: $124,994,792)

Federal Home Loan Bank Discount Note

0.02% (10)	07/15/21	$125,000,000	125,000,000

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

U.S. Treasury Securities — 3.9%

U.S. Treasury Bill

0.01% (10)	08/26/21	$75,000,000	$74,997,005

0.01% (10)	08/12/21	125,000,000	124,994,744

0.01% (10)	07/15/21	75,000,000	74,998,670

Total U.S. Treasury Securities

(Cost: $274,967,610)			274,990,419

Total Short Term Investments

(Cost: $399,962,402)			399,990,419

Total Investments (131.3%)

(Cost: $8,999,835,131)			9,219,024,173

Liabilities In Excess Of Other Assets (-31.3%)			(2,197,485,440)

Net Assets (100.0%)			$7,021,538,733

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
2,677	U.S. Ultra Long Bond Futures	06/21/21	$509,613,677	$497,671,031	$(11,942,646)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ARM	Adjustable Rate Mortgage.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
P/O	Principal Only Security.
TAC	Target Amortization Class.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2021, the value of these securities amounted to $1,143,968,267 or 16.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2021.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(5)	Security is not accruing interest.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)	Rate disclosed is the 7-day net yield as of April 30, 2021.
(10)	Rate shown represents yield-to-maturity.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Investments by Sector (Unaudited)	April 30, 2021

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities — Agency	57.2%
U.S. Treasury Securities	36.4
Residential Mortgage-Backed Securities — Non-Agency	20.0
Commercial Mortgage-Backed Securities — Non-Agency	8.2
Asset-Backed Securities	6.0
U.S. Government Agency Obligations	1.8
Money Market Investments	1.3
Commercial Mortgage-Backed Securities — Agency	0.4
Other*	(31.3)

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2021

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$422,814,025	$—	$422,814,025
Commercial Mortgage-Backed Securities — Agency	—	26,528,225	—	26,528,225
Commercial Mortgage-Backed Securities — Non-Agency	—	577,760,662	—	577,760,662
Residential Mortgage-Backed Securities — Agency	—	4,017,317,418	—	4,017,317,418
Residential Mortgage-Backed Securities — Non-Agency	—	1,404,163,314	3,218,047	1,407,381,361
U.S. Treasury Securities	2,279,217,162	—	—	2,279,217,162

Total Fixed Income Securities	2,279,217,162	6,448,583,644	3,218,047	8,731,018,853

Money Market Investments	88,014,901	—	—	88,014,901
Short-Term Investments	274,990,419	125,000,000	—	399,990,419

Total Investments	$2,642,222,482	$6,573,583,644	$3,218,047	$9,219,024,173

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(11,942,646)	$—	$—	$(11,942,646)

Total	$(11,942,646)	$—	$—	$(11,942,646)

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2021

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund (1)	TCW Global Bond Fund
ASSETS
Investments, at Value (2)	$2,038,940,421	$1,471,357	$39,447,680
Investment in Affiliated Issuers, at Value	—	—	1,235,920	(3)
Foreign Currency, at Value	—	—	1,346	(4)
Receivable for Securities Sold	—	—	524,068
Receivable for Sale of When-Issued Securities	424,139,315	—	6,567,817
Receivable for Fund Shares Sold	3,182,332	—	80
Interest and Dividends Receivable	4,630,334	5,298	277,661
Receivable from Investment Advisor	36,675	17,143	17,227
Unrealized Appreciation on Open Forward Foreign Currency Contracts	—	—	61,719
Receivable for Daily Variation Margin on Open Financial Futures Contracts	3,701	—	—
Cash Collateral Held for Brokers	3,690,987	—	93,000
Open Swap Agreements, at Value	—	63,497	—
Prepaid Expenses	63,402	1,374	23,721

Total Assets	2,474,687,167	1,558,669	48,250,239

LIABILITIES
Distributions Payable	149,664	—	100
Payable for Securities Purchased	51,039,649	—	313,513
Payable for Purchase of When-Issued Securities	760,273,353	—	11,151,351
Payable for Fund Shares Redeemed	2,359,726	—	131,408
Accrued Capital Gain Withholding Taxes	—	—	166
Accrued Directors’ Fees and Expenses	731	731	731
Deferred Accrued Directors’ Fees and Expenses	1,717	1,717	1,717
Accrued Management Fees	542,183	581	15,147
Accrued Distribution Fees	47,650	118	2,226
Payable for Daily Variation Margin on Open Financial Futures Contracts	—	—	440
Collateral Pledged by Brokers	1,166,000	—	—
Unrealized Depreciation on Open Forward Foreign Currency Contracts	—	—	60,719
Transfer Agent Fees Payable	255,540	6,962	4,451
Administration Fee Payable	79,809	22,804	8,592
Audit Fees Payable	43,445	10,050	27,209
Accounting Fees Payable	46,364	18,487	1,522
Custodian Fees Payable	32,306	7,674	22,470
Legal Fees Payable	4,733	38	85
Other Accrued Expenses	27,621	1,912	154

Total Liabilities	816,070,491	71,074	11,742,001

NET ASSETS	$1,658,616,676	$1,487,595	$36,508,238

NET ASSETS CONSIST OF:
Paid-in Capital	$1,641,805,126	$1,381,519	$36,475,797
Accumulated Earnings (Loss)	16,811,550	106,076	32,441

NET ASSETS	$1,658,616,676	$1,487,595	$36,508,238

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$1,426,804,354	$883,753	$25,694,932

N Class Share	$231,399,875	$603,842	$10,813,306

Plan Class Share	$412,447	$—	$—

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	123,609,806	160,845	2,465,265

N Class Share	20,093,483	109,994	1,037,898

Plan Class Share	35,568	—	—

NET ASSET VALUE PER SHARE: (6)
I Class Share	$11.54	$5.49	$10.42

N Class Share	$11.52	$5.49	$10.42

Plan Class Share	$11.60	$—	$—

(1)	Consolidated Statement of Assets and Liabilities (See Note 2).
(2)

The identified cost for the TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund and the TCW Global Bond Fund at April 30, 2021 was $2,003,792,609, $1,451,064 and $38,996,809, respectively.

(3)	The identified cost for the TCW Global Bond Fund at April 30, 2021 was $1,244,234.
(4)	The identified cost for the TCW Global Bond Fund at April 30, 2021 was $1,350.
(5)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, N Class and Plan Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2021

	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
ASSETS
Investments, at Value (1)	$122,419,841	$9,848,712	$9,219,024,173
Receivable for Securities Sold	1,986,194	—	5,896,993
Receivable for Sale of When-Issued Securities	—	1,455,483	2,294,619,059
Receivable for Fund Shares Sold	294,156	20	14,708,430
Interest Receivable	1,110,636	44,520	12,853,806
Receivable from Investment Advisor	18,928	15,339	216,187
Receivable for Daily Variation Margin on Open Financial Futures Contracts	—	—	836,571
Cash Collateral Held for Brokers	289,000	17,000	44,120,000
Prepaid Expenses	37,006	15,852	107,266

Total Assets	126,155,761	11,396,926	11,592,382,485

LIABILITIES
Distributions Payable	14,570	202	4,811,646
Payable for Securities Purchased	3,455,714	—	245,779,823
Payable for Purchase of When-Issued Securities	900,000	2,520,844	4,299,622,623
Payable for Fund Shares Redeemed	181,115	2,405	8,809,331
Accrued Directors’ Fees and Expenses	731	731	731
Deferred Accrued Directors’ Fees and Expenses	1,717	1,717	1,717
Accrued Management Fees	44,473	2,524	2,312,233
Accrued Distribution Fees	3,766	—	240,346
Payable for Daily Variation Margin on Open Financial Futures Contracts	3,606	453	—
Collateral Pledged by Brokers	—	—	7,186,000
Transfer Agent Fees Payable	7,578	3,397	1,094,370
Administration Fee Payable	10,415	8,024	336,819
Audit Fees Payable	16,587	41,348	115,130
Accounting Fees Payable	13,388	1,266	210,309
Custodian Fees Payable	20,151	11,870	41,524
Legal Fees Payable	—	—	24,697
Other Accrued Expenses	115	1,280	256,453

Total Liabilities	4,673,926	2,596,061	4,570,843,752

NET ASSETS	$121,481,835	$8,800,865	$7,021,538,733

NET ASSETS CONSIST OF:
Paid-in Capital	$117,499,629	$9,003,539	$6,923,133,373
Accumulated Earnings (Loss)	3,982,206	(202,674)	98,405,360

NET ASSETS	$121,481,835	$8,800,865	$7,021,538,733

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$103,406,524	$8,800,865	$5,825,477,465

N Class Share	$18,075,311	$—	$1,195,310,379

Plan Class Share	$—	$—	$750,889

CAPITAL SHARES OUTSTANDING: (2)
I Class Share	15,046,157	1,017,663	575,354,101

N Class Share	2,614,011	—	114,491,356

Plan Class Share	—	—	73,778

NET ASSET VALUE PER SHARE: (3)
I Class Share	$6.87	$8.65	$10.13

N Class Share	$6.91	$—	$10.44

Plan Class Share	$—	$—	$10.18

(1)	The identified cost for the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at April 30, 2021 was $120,250,897, $9,889,878 and $8,999,835,131, respectively.
(2)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, N Class and Plan Class shares.
(3)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2021

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund	TCW Global Bond Fund
INVESTMENT INCOME
Income:
Dividends from Investment in Affiliated Issuers	$—	$—	$27,816
Interest	11,588,869	10,394	364,167	(2)

Total	11,588,869	10,394	391,983

Expenses:
Management Fees	3,234,550	7,082	81,157
Accounting Services Fees	47,177	18,078	1,537
Administration Fees	79,143	20,495	8,489
Transfer Agent Fees:
I Class	384,570	4,187	3,183
N Class	114,663	4,724	4,020
Plan Class	5,459	—	—
Custodian Fees	28,411	6,617	22,947
Professional Fees	46,812	22,630	27,837
Directors’ Fees and Expenses	19,810	19,810	19,810
Registration Fees:
I Class	35,993	290	8,082
N Class	11,877	290	7,506
Plan Class	11,708	—	—
Distribution Fees:
N Class	295,894	664	14,206
Other	61,474	4,042	5,074

Total	4,377,541	108,909	203,848

Less Expenses Borne by Investment Advisor:
I Class	37,512	61,016	53,637
N Class	160,387	43,177	43,852
Plan Class	17,163	—	—

Net Expenses	4,162,479	4,716	106,359

Net Investment Income	7,426,390	5,678	285,624

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(14,894,609)	1,779	(1,490	) (3)
Foreign Currency	(134,657)	—	(9,200)
Foreign Currency Forward Contracts	2,547,763	—	(96,060)
Futures Contracts	(273,461)	—	43,158
Swap Agreements	—	224,085	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(7,362,611)	5,103	(314,384	) (4)
Foreign Currency	—	—	(674)
Foreign Currency Forward Contracts	—	—	(15,541)
Futures Contracts	(46,890)	—	17,091
Investments in Affiliated Issuers	—	—	(3,565)
Swap Agreements	—	87,658	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(20,164,465)	318,625	(380,665)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,738,075)	$324,303	$(95,041)

(1)	Consolidated Statement of Operations (See Note 2).
(2)	Net of foreign taxes withheld of $3,077 for the TCW Global Bond Fund.
(3)	Net of capital gain withholding taxes of $736 for the TCW Global Bond Fund.
(4)	Net of capital gain withholding taxes of $166 for the TCW Global Bond Fund.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2021

	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
INVESTMENT INCOME
Income:
Interest	$2,262,821	$106,080	$89,873,653

Total	2,262,821	106,080	89,873,653

Expenses:
Management Fees	265,514	12,364	14,768,992
Accounting Services Fees	14,115	1,155	212,092
Administration Fees	11,169	7,867	336,704
Transfer Agent Fees:
I Class	24,046	5,157	2,149,982
N Class	8,666	—	599,920
Plan Class	—	—	5,462
Custodian Fees	21,492	9,917	37,089
Professional Fees	20,460	37,993	144,024
Directors’ Fees and Expenses	19,810	19,810	19,810
Registration Fees:
I Class	16,071	10,906	103,178
N Class	10,069	—	33,002
Plan Class	—	—	12,597
Distribution Fees:
N Class	24,945	—	1,886,080
Other	5,050	2,607	419,179

Total	441,407	107,776	20,728,111

Less Expenses Borne by Investment Advisor:
I Class	67,439	92,232	571,016
N Class	24,504	—	462,911
Plan Class	—	—	18,011

Net Expenses	349,464	15,544	19,676,173

Net Investment Income	1,913,357	90,536	70,197,480

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	1,489,782	(14,685)	(90,363,055)
Foreign Currency	—	(518)	(628,211)
Foreign Currency Forward Contracts	—	15,925	11,829,897
Futures Contracts	569,325	9,241	(78,696,276)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,670,613	(38,116)	(46,203,659)
Futures Contracts	(176,935)	5,407	10,543,528

Net Realized and Unrealized Gain (Loss) on Investments	3,552,785	(22,746)	(193,517,776)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,466,142	$67,790	$(123,320,296)

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Core Fixed Income Fund		TCW Enhanced Commodity Strategy Fund (1)
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
OPERATIONS
Net Investment Income	$7,426,390	$22,527,062	$5,678	$25,591
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Agreements and Foreign Currency Transactions	(12,754,964)	57,143,948	225,864	(54,101)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Swap Agreements	(7,409,501)	8,993,955	92,761	(50,424)

Increase (Decrease) in Net Assets Resulting from Operations	(12,738,075)	88,664,965	324,303	(78,934)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(48,172,641)	(27,086,856)	(17,435)	(43,907)

NET CAPITAL SHARE TRANSACTIONS
I Class	133,993,406	347,782,943	8,228	26,314
N Class	(1,607,616)	(9,637,861)	6,995	17,593
Plan Class	415,627	101	—	—

Increase in Net Assets Resulting from Net Capital Shares Transactions	132,801,417	338,145,183	15,223	43,907

Increase (Decrease) in Net Assets	71,890,701	399,723,292	322,091	(78,934)
NET ASSETS
Beginning of period	1,586,725,975	1,187,002,683	1,165,504	1,244,438

End of period	$1,658,616,676	$1,586,725,975	$1,487,595	$1,165,504

(1)	Consolidated Statement of Changes in Net Assets (See Note 2).

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Global Bond Fund		TCW High Yield Bond Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
OPERATIONS
Net Investment Income	$285,624	$450,380	$1,913,357	$1,709,701
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	(63,592)	566,505	2,059,107	713,940
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Foreign Currency Transactions	(317,073)	486,874	1,493,678	593,891

Increase (Decrease) in Net Assets Resulting from Operations	(95,041)	1,503,759	5,466,142	3,017,532

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(1,280,888)	(702,102)	(2,136,950)	(1,907,838)

NET CAPITAL SHARE TRANSACTIONS
I Class	15,964,539	1,042,393	14,643,411	65,450,989
N Class	125,563	2,284,473	(286,079)	7,748,174

Increase in Net Assets Resulting from Net Capital Shares Transactions	16,090,102	3,326,866	14,357,332	73,199,163

Increase in Net Assets	14,714,173	4,128,523	17,686,524	74,308,857
NET ASSETS
Beginning of period	21,794,065	17,665,542	103,795,311	29,486,454

End of period	$36,508,238	$21,794,065	$121,481,835	$103,795,311

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
OPERATIONS
Net Investment Income	$90,536	$148,622	$70,197,480	$160,233,200
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	9,963	20,495	(157,857,645)	267,020,758
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	(32,709)	3,923	(35,660,131)	2,380,352

Increase (Decrease) in Net Assets Resulting from Operations	67,790	173,040	(123,320,296)	429,634,310

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(34,672)	(95,527)	(122,230,531)	(195,474,335)
Return of Capital	—	(23,540)	—	—

Total Distributions to Shareholders	(34,672)	(119,067)	(122,230,531)	(195,474,335)

NET CAPITAL SHARE TRANSACTIONS
I Class	1,069,700	2,000,194	281,564,813	631,409,495
N Class	—	—	(597,158,899)	854,720,881
Plan Class	—	—	778,413	101

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	1,069,700	2,000,194	(314,815,673)	1,486,130,477

Increase (Decrease) in Net Assets	1,102,818	2,054,167	(560,366,500)	1,720,290,452
NET ASSETS
Beginning of period	7,698,047	5,643,880	7,581,905,233	5,861,614,781

End of period	$8,800,865	$7,698,047	$7,021,538,733	$7,581,905,233

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2021

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that currently offers 18 no-load mutual funds (each series a “Fund” and collectively the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. The Fund may also invest up to 5% of its net assets in below investment grade bonds (commonly known as “junk bonds”).

TCW Enhanced Commodity Strategy Fund	Seeks total return which exceeds that of its commodity benchmark by investing primarily in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. The average duration of the Fixed Income Instruments held by the Fund is not expected to exceed 3 years, under normal market conditions. The Fund may invest up to 5% of its net assets in below investment grade bonds (commonly known as “junk bonds”). The Fund may invest up to 15% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 5% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 5% of its assets in emerging market securities.

TCW Global Bond Fund	Seeks total return by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. Under normal market conditions, the Fund invests in securities of issuers located in at least three different countries (one of which may be the United States) and invests at least 30% of its net assets in securities of issuers located outside the United States. The Fund does not limit its investments to a particular credit or ratings category and may invest up to 35% of its net assets in below investment grade bonds (commonly known as “junk bonds”).

TCW Funds, Inc.

April 30, 2021

Note 1 — Organization (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies
TCW High Yield Bond Fund	Seeks to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in high yield/below investment grade bonds (commonly known as “junk bonds”). The Fund may invest up to 20% of its net assets in equity securities (including common stock and convertible and non-convertible preferred stocks) and bank loans of companies in the high yield universe.

TCW Short Term Bond Fund	Seeks to maximize current income by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of debt securities of varying maturities, including bonds, notes and other similar fixed income instruments issued by governmental or private sector issuers. The Fund may also invest up to 10% of its net assets in below investment grade bonds (commonly known as “junk bonds”). Under normal market conditions, the portfolio managers seek to construct an investment portfolio with a dollar-weighted average duration of no more than two years.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities; invests at least 50% of its net assets in securitized obligations guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations, privately issued mortgage-backed and asset-backed securities rated at time of investment Aa3 or higher by Moody’s Investors Service, Inc., AA- or higher by S&P Global Ratings or the equivalent by any other nationally recognized statistical organization, other obligations of the U.S. government or its agencies, instrumentalities or sponsored corporations, and money market instruments. Under normal market conditions, the portfolio managers seek to construct an investment portfolio with a weighted average duration of no more than eight years.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Organization (Continued)

All of the Funds currently offer two classes of shares: I Class and N Class, except for the TCW Short Term Bond Fund, which only offers I Class shares, and the TCW Core Fixed Income Fund and TCW Total Return Bond Fund, which also offer Plan Class shares. The three classes of a Fund are substantially the same except that the N Class shares are subject to a distribution fee (see Note 7).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Principles of Consolidation:    The TCW Cayman Enhanced Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the TCW Enhanced Commodity Strategy Fund (the “Parent”) in order to effect certain investments for the Parent consistent with the Parent’s investment objectives and policies as specified in its prospectus and statement of additional information. The accompanying financial statements are consolidated and include the accounts of the Subsidiary. The Parent’s investment in the Subsidiary will normally not exceed 25% of the value of the Parent’s total assets tested at the time of making an investment. However, the net assets of the Subsidiary at April 30, 2021 were $540,649 or 36.34% of the Parent’s consolidated net assets. Because this 25% level was exceeded as a result of the increase in the relative value of the Subsidiary, and not because of additional investments in the Subsidiary, there did not occur a breach of that limit for compliance or tax purposes. Intercompany balances and transactions have been eliminated in consolidation.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ, which may not be the last sale price. Investments in open-end mutual funds including money market funds are valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors (the “Board,” and each member thereof, a “Director”) and under the general oversight of the Board.

TCW Funds, Inc.

April 30, 2021

Note 2 — Significant Accounting Policies (Continued)

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”).    The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Bank loans.    The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Foreign currency contracts.    The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized in Level 1.

Government and agency securities.    Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds.    Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds.    Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized in Level 2; otherwise, the fair values are categorized in Level 3.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments are valued using market price quotations, and are reflected in Level 1 or Level 2 of the fair value hierarchy.

Total return swaps.    Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent

TCW Funds, Inc.

April 30, 2021

Note 2 — Significant Accounting Policies (Continued)

that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

Warrants.    Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy.

The summary of the inputs used as of April 30, 2021 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Core Fixed Income Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2020	$—	$108,147	$37,325	$3,614,535
Accrued Discounts (Premiums)	(10,499)	10,205	3,900	(432,373)
Realized Gain (Loss)	(1,926)	—	19,314	38,291
Change in Unrealized Appreciation (Depreciation)	34,937	(304)	(17,084)	36,536
Purchases	5,000,000	—	211,619	6,214
Sales	(169,821)	—	(74,081)	(45,156)
Transfers in to Level 3	1,252,310 (1)	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of April 30, 2021	$6,105,001	$118,048	$180,993	$3,218,047

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2021	$34,937	$(304)	$(15,664)	$35,885

(1)	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuations inputs for Level 3 investments as of April 30, 2021 are as follows:

Description	Fair Value at 4/30/2021	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price
TCW Core Fixed Income Fund
Corporate Bonds	$1,165,297	Third-party Vendor	Vendor Prices	$86.125	$86.125
Asset-Backed Securities	$4,939,704	Third-party Vendor	Vendor Prices	$99.695	$99.695
TCW Global Bond Fund
Residential Mortgage-Backed Securities — Non-Agency	$118,048	Third-party Vendor	Vendor Prices	$9.431	$9.431
TCW High Yield Bond Fund
Corporate Bonds	$180,993	Third-party Vendor	Vendor Prices	$86.125	$86.125
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities — Non-Agency	$6,169	Third-party Vendor	Vendor Prices	$9.353	$9.353
Residential Mortgage-Backed Securities — Non-Agency (Interest Only, Collateral Strip Rate Securities)	$3,211,878	Third-party Vendor	Vendor Prices	$0.614–$2.284	$1.564

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class-specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Enhanced Commodity Strategy Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

TCW Funds, Inc.

April 30, 2021

Note 2 — Significant Accounting Policies (Continued)

For the period ended April 30, 2021, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Core Fixed Income Fund

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$—	$27,902	$27,902
Investments (2)	—	—	380,216	380,216

Total Value	$—	$—	$408,118	$408,118

Liability Derivatives
Futures Contracts (1)	$—	$—	$(53,535)	$(53,535)

Total Value	$—	$—	$(53,535)	$(53,535)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contract	$—	$2,547,763	$—	$2,547,763
Futures Contracts	—	—	(273,461)	(273,461)

Net Realized Gain (Loss)	$—	$2,547,763	$(273,461)	$2,274,302

Net Change in Appreciation (Depreciation)
Futures Contracts	$—	$—	$(46,890)	$(46,890)
Investments (3)	—	—	186,106	186,106

Net Change in Appreciation (Depreciation)	$—	$—	$139,216	$139,216

Number of Contracts or Notional Amounts (4)
Forward Currency Contracts	$ —	$36,446,707	$ —	$36,446,707
Futures Contracts	—	—	91	91
Swaptions Purchased	$ —	$ —	$6,580,000	$6,580,000

TCW Enhanced Commodity Strategy Fund

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Swap Agreements	$63,497	$—	$—	$63,497

Total Value	$63,497	$—	$—	$63,497

Statement of Operations:
Swap Agreements	$225,085	—	$—	$225,085

Net Realized Gain (Loss)	$225,085	$—	$—	$225,085

Net Change in Appreciation (Depreciation)
Swap Agreements	$87,658	$—	$—	$87,658

Net Change in Appreciation (Depreciation)	$87,658	$—	$—	$87,658

Notional Amounts (4)
Swap Agreements	$1,325,612	$ —	$ —	$1,325,612

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Global Bond Fund

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$—	$16,180	$16,180
Forward Contracts	—	61,719	—	61,719

Total Value	$—	$61,719	$16,180	$77,899

Liability Derivatives
Forward Contracts	$—	$(60,719)	$—	$(60,719)

Total Value	$—	$(60,719)	$—	$(60,719)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$(96,060)	$—	$(96,060)
Futures Contracts	—	—	43,158	43,158

Net Realized Gain (Loss)	$—	$(96,060)	$43,158	$(52,902)

Net Change in Appreciation (Depreciation)
Forward Contracts	$—	$(15,541)	$—	$(15,541)
Futures Contracts	—	—	17,091	17,091

Net Change in Appreciation (Depreciation)	$—	$(15,541)	$17,091	$1,550

Notional Amounts (4)
Forward Currency Contracts	$ —	$15,520,907	$ —	$15,520,907
Futures Contracts	—	—	14	14

TCW High Yield Bond Fund

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$—	$15,336	$15,336

Total Value	$—	$—	$15,336	$15,336

Liability Derivatives
Futures Contracts (1)	$—	$—	$(1,234)	$(1,234)

Total Value	$—	$—	$(1,234)	$(1,234)

Statement of Operations:
Net Realized Gain (Loss)
Futures Contracts	$—	$—	$569,325	$569,325

Net Realized Gain (Loss)	$—	$—	$569,325	$569,325

Net Change in Appreciation (Depreciation)
Futures Contracts	$—	$—	$(176,935)	$(176,935)

Net Change in Appreciation (Depreciation)	$—	$—	$(176,935)	$(176,935)

Number of Contracts (4)
Futures Contracts	—	—	32	32

TCW Funds, Inc.

April 30, 2021

Note 2 — Significant Accounting Policies (Continued)

TCW Short Term Bond Fund

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$—	$7,609	$7,609

Total Value	$—	$—	$7,609	$7,609

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$15,925	$—	$15,925
Futures Contracts	—	—	9,241	9,241

Net Realized Gain (Loss)	$—	$15,925	$9,241	$25,166

Net Change in Appreciation (Depreciation)
Futures Contracts	$—	$—	$5,407	$5,407

Net Change in Appreciation (Depreciation)	$—	$—	$5,407	$5,407

Number of Contracts or Notional Amounts (4)
Forward Currency Contracts	$ —	$216,731	$ —	$216,731
Futures Contracts	—	—	6	6

TCW Total Return Bond Fund

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Liability Derivatives
Futures Contracts (1)	$—	$—	$(11,942,646)	$(11,942,646)

Total Value	$—	$—	$(11,942,646)	$(11,942,646)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$11,829,897	$—	$11,829,897
Futures Contracts	—	—	(78,696,276)	(78,696,276)

Net Realized Gain (Loss)	$—	$11,829,897	$(78,696,276)	$(66,866,379)

Net Change in Appreciation (Depreciation)
Futures Contracts	$—	$—	$10,543,528	$10,543,528

Net Change in Appreciation (Depreciation)	$—	$—	$10,543,528	$10,543,528

Number of Contracts or Notional Amounts (4)
Forward Currency Contracts	$ —	$169,278,156	$ —	$169,278,156
Futures Contracts	—	—	3,897	3,897

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on April 30, 2021 is reported within the Statement of Assets and Liabilities.

(2)	Represents purchased options or swaptions, at value.
(3)	Represents change in unrealized gain (loss) for purchased swaptions.
(4)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2021.

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives, the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to- market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB Accounting Standards Update (“ASU”)

TCW Funds, Inc.

April 30, 2021

Note 2 — Significant Accounting Policies (Continued)

No. 2011-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements.    Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The following table presents the Funds’ OTC derivatives assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral received by the Funds as of April 30, 2021:

TCW Core Fixed Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Citibank N.A.	$380,216	$—	$380,216	$(380,216	) (2)	$—

Total	$380,216	$—	$380,216	$(380,216	) (2)	$—

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

TCW Enhanced Commodity Strategy Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Credit Suisse International	$63,497	$—	$63,497	$—	$63,497

Total	$63,497	$—	$63,497	$—	$63,497

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

TCW Global Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Citibank N.A.	$858	$(117)	$741	$—	$741
Goldman Sachs & Co	6,351	(32,847)	(26,496)	—	(26,496)
JP Morgan Chase Bank	842	(284)	558	—	558
State Street Bank & Trust Co.	53,668	(27,471)	26,197	—	26,197

Total	$61,719	$(60,719)	$1,000	$—	$1,000

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

Note 3 — Portfolio Investments

Mortgage-Backed Securities:    The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate

TCW Funds, Inc.

April 30, 2021

Note 3 — Portfolio Investments (Continued)

Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds:    The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation- related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions:    The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended April 30, 2021.

Repurchase Agreements:    The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2021.

Reverse Repurchase Agreements:    The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the

TCW Funds, Inc.

April 30, 2021

Note 3 — Portfolio Investments (Continued)

proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended April 30, 2021.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2021.

Derivatives:

Forward Foreign Currency Contracts:    The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund entered into forward foreign currency contracts during the period to hedge against the foreign currency exposure within the Funds. Outstanding foreign currency forward contracts at April 30, 2021 are disclosed in the Schedule of Investments.

Futures Contracts:    The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund utilized futures during the period ended April 30, 2021 to help manage interest rate duration of those Funds. Futures contracts outstanding at April 30, 2021 are listed on the Schedule of Investments.

Options:    The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

TCW Funds, Inc.

April 30, 2021

Note 3 — Portfolio Investments (Continued)

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended April 30, 2021, the TCW Core Fixed Income Fund held swaptions.

Swap Agreements:    The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended April 30, 2021, the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Note 4 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

TCW Funds, Inc.

April 30, 2021

Note 4 — Risk Considerations (Continued)

Mortgage-Backed Securities Risk:    Each Fund may invest in mortgage-backed securities. The values of some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower-rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Certain Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest only, principal only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity takeout), the borrower’s credit quality (e.g., FICO score), and whether the loan is a first trust deed or a second lien.

Counterparty Risk:    The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

Commodities Risk:    The TCW Enhanced Commodity Strategy Fund has exposure to commodity markets through its investments in total return swap agreements. Therefore, the price of its shares is affected by factors particular to the commodity markets and may decline and fluctuate more than the price of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs.

Foreign Currency Risk:    The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign Investment Risk:    The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

Investment Style Risk:    Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

LIBOR Risk:    LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR. The head of the United Kingdom Financial Conduct Authority has announced the intention to begin phasing out the use of LIBOR by the end of 2021. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The ultimate abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. Any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of a Fund’s investments may involve individual contracts that have (i) no existing fallback provision or language that contemplates the discontinuation of LIBOR or (ii) inadequate fallback provisions or language that does not contemplate a permanent discontinuation of LIBOR, and those investments could experience increased volatility or reduced liquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition

TCW Funds, Inc.

April 30, 2021

Note 4 — Risk Considerations (Continued)

may also result in a reduction in the value of certain instruments held by the Funds or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

Public Health Emergencies Risk and Impact of the Coronavirus (COVID-19):    Pandemics and other local, national, and international public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 Flu, the Avian Flu, Ebola and the current coronavirus pandemic (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and any similar future emergencies may materially and adversely impact economic production and activity in ways that cannot be predicted, all of which could result in substantial investment losses.

This outbreak has caused a worldwide public health emergency, straining healthcare resources and resulting in extensive and growing numbers of infections, hospitalizations and deaths. In an effort to contain COVID-19, local, regional, and national governments, as well as private businesses and other organizations, have imposed and continue to impose severely restrictive measures, including instituting local and regional quarantines, restricting travel (including closing certain international borders), prohibiting public activity (including “stay-at-home,” “shelter-in-place,” and similar orders), and ordering the closure of a wide range of offices, businesses, schools, and other public venues. Consequently, COVID-19 has significantly diminished and disrupted global economic production and activity of all kinds and has contributed to both volatility and a severe decline in financial markets. Among other things, these unprecedented developments have resulted in: (i) material reductions in demand across most categories of consumers and businesses; (ii) dislocation (or, in some cases, a complete halt) in the credit and capital markets; (iii) labor force and operational disruptions; (iv) slowing or complete idling of certain supply chains and manufacturing activity; and (v) strain and uncertainty for businesses and households, with a particularly acute impact on industries dependent on travel and public accessibility, such as transportation, hospitality, tourism, retail, sports, and entertainment. The ultimate impact of COVID-19 (and of the resulting precipitous decline and disruption in economic and commercial activity across many of the world’s economies) on global economic conditions, and on the operations, financial condition, and performance of any particular market, industry or business, is impossible to predict. However, ongoing and potential additional materially adverse effects, including further global, regional and local economic downturns (including recessions) of indeterminate duration and severity, are possible. The extent of COVID-19’s impact will depend on many factors, including the ultimate duration and scope of the public health emergency and the restrictive countermeasures being undertaken, as well as the effectiveness of other governmental, legislative, and financial and monetary policy interventions designed to mitigate the crisis and address its negative externalities, all of which are evolving rapidly and may have unpredictable results. The ongoing COVID-19 crisis and any other public health emergency could have a significant adverse impact on our investments and result in significant investment losses.

For more information on risks related to investing in the Funds, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling customer service at 800-FUND-TCW (800-386-3829).

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2021, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$31,220,455	$(3,127,115)	$28,093,340	$2,010,466,865
TCW Enhanced Commodity Strategy Fund	43,326	—	43,326	1,452,192
TCW Global Bond Fund	755,024	(696,183)	58,841	40,624,760
TCW High Yield Bond Fund	2,764,342	(941,174)	1,823,168	120,596,673
TCW Short Term Bond Fund	72,451	(88,280)	(15,829)	9,864,541
TCW Total Return Bond Fund	321,032,101	(47,111,996)	273,920,105	8,945,104,068

At October 31, 2020, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Core Fixed Income Fund	$29,951,449	$10,445,101	$40,396,550
TCW Enhanced Commodity Strategy Fund	3,919	2,093	6,012
TCW Global Bond Fund	696,074	270,114	966,188
TCW High Yield Bond Fund	407,157	—	407,157
TCW Total Return Bond Fund	45,472,713	37,218,358	82,691,071

During the year ended October 31, 2020, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW Core Fixed Income Fund	$27,086,856	$—	$—	$27,086,856
TCW Enhanced Commodity Strategy Fund	42,313	1,594	—	43,907
TCW Global Bond Fund	496,144	205,958	—	702,102
TCW High Yield Bond Fund	1,907,838	—	—	1,907,838
TCW Short Term Bond Fund	95,527	—	23,540	119,067
TCW Total Return Bond Fund	195,474,335	—	—	195,474,335

At October 31, 2020, the following Funds had net realized loss carryforwards for federal income tax purposes:

	No Expiration		Total
	Short-Term Capital Losses	Long-Term Capital Losses
TCW Short Term Bond Fund	$54,087	$223,686	$277,773

The Funds did not have any unrecognized tax benefits at April 30, 2021, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2021. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

TCW Funds, Inc.

April 30, 2021

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Core Fixed Income Fund	0.40%
TCW Enhanced Commodity Strategy Fund	0.50%
TCW Global Bond Fund	0.50%
TCW High Yield Bond Fund	0.45%
TCW Short Term Bond Fund	0.35%
TCW Total Return Bond Fund	0.40%

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Core Fixed Income Fund
I Class	0.49	% (1)
N Class	0.70	% (1)
P Class	0.44	% (1)
TCW Enhanced Commodity Strategy Fund
I Class	0.70	% (1)
N Class	0.75	% (1)
TCW Global Bond Fund
I Class	0.60	% (1)
N Class	0.70	% (1)
TCW High Yield Bond Fund
I Class	0.55	% (1)
N Class	0.80	% (1)
TCW Short Term Bond Fund
I Class	0.44	% (1)
TCW Total Return Bond Fund
I Class	0.49	% (1)
N Class	0.70	% (1)
P Class	0.44	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.

The amount borne by the Advisor during the fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can only recapture expenses within a given fiscal year for that year’s operating expenses.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statement of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2021 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Core Fixed Income Fund	$139,467,429	$140,190,226	$4,037,941,837	$3,837,558,904
TCW Enhanced Commodity Strategy Fund	132,823	101,473	2,937	848
TCW Global Bond Fund	22,788,133	7,998,078	41,551,953	38,040,658
TCW High Yield Bond Fund	57,731,854	39,935,319	—	—
TCW Short Term Bond Fund	874,975	702,377	8,280,911	7,104,965
TCW Total Return Bond Fund	848,137,799	362,845,559	20,815,851,483	19,399,750,728

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Core Fixed Income Fund	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
I Class	Shares	Amount	Shares	Amount
Shares Sold	22,390,820	$263,215,231	52,707,857	$623,559,707
Shares Issued upon Reinvestment of Dividends	3,412,755	40,280,901	1,870,022	21,920,091
Shares Redeemed	(14,444,529)	(169,502,726)	(25,332,375)	(297,696,855)

Net Increase	11,359,046	$133,993,406	29,245,504	$347,782,943

N Class	Shares	Amount	Shares	Amount
Shares Sold	2,157,557	$25,386,272	6,245,822	$72,926,666
Shares Issued upon Reinvestment of Dividends	481,525	5,671,885	317,229	3,699,131
Shares Redeemed	(2,787,976)	(32,665,773)	(7,425,673)	(86,263,658)

Net Decrease	(148,894)	$(1,607,616)	(862,622)	$(9,637,861)

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	35,821	$418,679	9	$100
Shares Issued upon Reinvestment of Dividends	110	1,268	— (1)	1
Shares Redeemed	(372)	(4,320)	—	—

Net Increase	35,559	$415,627	9	$101

TCW Enhanced Commodity Strategy Fund	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
I Class	Shares	Amount	Shares	Amount
Shares Issued upon Reinvestment of Dividends	2,196	$10,440	6,298	$26,314
Shares Redeemed	(462)	(2,212)	—	—

Net Increase	1,734	$8,228	6,298	$26,314

N Class	Shares	Amount	Shares	Amount
Shares Sold	—	$—	—	$—
Shares Issued upon Reinvestment of Dividends	1,473	6,995	4,223	17,593
Shares Redeemed	—	—	—	—

Net Increase	1,473	$6,995	4,223	$17,593

TCW Funds, Inc.

April 30, 2021

Note 9 — Capital Share Transactions (Continued)

TCW Global Bond Fund	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
I Class	Shares	Amount	Shares	Amount
Shares Sold	1,455,641	$16,003,049	72,459	$763,424
Shares Issued upon Reinvestment of Dividends	84,252	901,885	36,988	373,807
Shares Redeemed	(89,552)	(940,395)	(9,427)	(94,838)

Net Increase	1,450,341	$15,964,539	100,020	$1,042,393

N Class	Shares	Amount	Shares	Amount
Shares Sold	205,200	$2,204,174	226,745	$2,353,170
Shares Issued upon Reinvestment of Dividends	38,239	409,569	33,347	337,539
Shares Redeemed	(234,874)	(2,488,180)	(38,171)	(406,236)

Net Increase	8,565	$125,563	221,921	$2,284,473

TCW High Yield Bond Fund	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
I Class	Shares	Amount	Shares	Amount
Shares Sold	5,539,945	$38,082,322	12,579,884	$82,671,859
Shares Issued upon Reinvestment of Dividends	286,141	1,957,771	196,895	1,287,679
Shares Redeemed	(3,690,070)	(25,396,682)	(2,879,180)	(18,508,549)

Net Increase	2,136,016	$14,643,411	9,897,599	$65,450,989

N Class	Shares	Amount	Shares	Amount
Shares Sold	958,437	$6,629,038	2,944,513	$19,425,304
Shares Issued upon Reinvestment of Dividends	55,591	382,839	55,222	362,371
Shares Redeemed	(1,056,686)	(7,297,956)	(1,861,336)	(12,039,501)

Net Increase (Decrease)	(42,658)	$(286,079)	1,138,399	$7,748,174

TCW Short Term Bond Fund	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
I Class	Shares	Amount	Shares	Amount
Shares Sold	497,929	$4,303,697	1,544,093	$13,181,895
Shares Issued upon Reinvestment of Dividends	4,398	37,971	15,279	130,949
Shares Redeemed	(379,531)	(3,271,968)	(1,321,794)	(11,312,650)

Net Increase	122,796	$1,069,700	237,578	$2,000,194

TCW Total Return Bond Fund	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
I Class	Shares	Amount	Shares	Amount
Shares Sold	122,500,017	$1,264,625,570	290,749,088	$2,998,972,723
Shares Issued upon Reinvestment of Dividends	6,020,642	62,260,873	10,128,418	104,175,795
Shares Redeemed	(101,944,345)	(1,045,321,630)	(238,483,907)	(2,471,739,023)

Net Increase	26,576,314	$281,564,813	62,393,599	$631,409,495

N Class	Shares	Amount	Shares	Amount
Shares Sold	20,584,108	$218,524,591	112,795,737	$1,223,148,641
Shares Issued upon Reinvestment of Dividends	2,416,943	25,810,448	2,580,140	27,324,613
Shares Redeemed	(79,630,340)	(841,493,938)	(37,125,969)	(395,752,373)

Net Increase (Decrease)	(56,629,289)	$(597,158,899)	78,249,908	$854,720,881

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	81,451	$856,355	10	$100
Shares Issued upon Reinvestment of Dividends	1,038	10,746	— (1)	1
Shares Redeemed	(8,721)	(88,688)	—	—

Net Increase	73,768	$778,413	10	$101

(1)	Amount rounds to less than $1.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 10 — Affiliate Ownership

As of April 30, 2021, affiliates of the Funds and Advisor owned 18.65% of the net assets of the TCW Enhanced Commodity Strategy Fund.

Note 11 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at April 30, 2021 are listed below:

TCW Enhanced Commodity Strategy Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL) (I/O), (144A), 0.78%, due 09/15/39	7/15/16	$919	$907	0.06%

TCW Global Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Bank of America-First Union NB Commercial Mortgage (01-3-XC) (I/O), (144A), 1.55%, due 04/11/37	3/26/15	$0	$11,678	0.03%

TCW Short Term Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
UBS Commercial Mortgage Trust (12-C1-XA) (I/O), 2.24% , due 05/10/45	4/6/20	$8,149	$2,458	0.03%

Note 12 — Committed Line Of Credit

The Funds have entered into a $100,000,000 committed revolving line of credit agreement with the State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, renewable annually. The interest rate on borrowing is the higher of the Federal Funds rate plus 0.10% plus 1.25% or the Overnight Bank Funding rate plus 0.10% plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2021. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

TCW Funds, Inc.

April 30, 2021

Note 13 — Liquidity Risk Management Program

Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires that all registered open-end management investment companies, including the Funds, establish a written liquidity risk management program (a “Liquidity Program”). Under a fund’s Liquidity Program, a fund must assess, manage and periodically review the fund’s liquidity risk, classify the liquidity of each of the fund’s portfolio investments, determine whether to specify highly liquid investment minimum (and, if so, at what level), limit illiquid investments to 15% of fund investments, and establish policies and procedures regarding how and when a fund will engage in redemptions in-kind. Consistent with the Liquidity Rule, the Board has approved the written Liquidity Program for the Funds and has designated a committee of professionals associated with the Advisor to administer the Funds’ Liquidity Program (the “Program Administrator”).

On March 8, 2021, the Board reviewed the Program Administrator’s written annual report (the “Report”) concerning the operation of the Funds’ Liquidity Program for the calendar year ended December 31, 2020 (the “Reporting Period”). The Report addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s Highly Liquid Investment Minimum (“HLIM”). The Report discussed, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and the operation and monitoring of the HLIM assigned to a Fund, as applicable; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; and (5) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions. The Report concluded that the Liquidity Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented with respect to each Fund during the Reporting Period.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Note 14 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 15 — New Accounting Pronouncement

In March 2020, FASB issued Accounting Standards Update (ASU) No. 2020-04 — Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$11.98		$11.41	$10.52	$10.99	$11.28	$11.14

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.20	0.30	0.25	0.22	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.15)		0.61	0.89	(0.45)	(0.15)	0.24

Total from Investment Operations	(0.09)		0.81	1.19	(0.20)	0.07	0.43

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.24)	(0.30)	(0.27)	(0.23)	(0.19)
Distributions from Net Realized Gain	(0.26)		—	—	—	(0.13)	(0.10)

Total Distributions	(0.35)		(0.24)	(0.30)	(0.27)	(0.36)	(0.29)

Net Asset Value per Share, End of period	$11.54		$11.98	$11.41	$10.52	$10.99	$11.28

Total Return	(0.76	)% (2)	7.14%	11.48%	(1.87)%	0.68%	3.97%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$1,426,804		$1,344,787	$946,896	$975,741	$1,379,196	$1,421,267

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.50	% (3)	0.51%	0.51%	0.51%	0.51%	0.51%

After Expense Reimbursement	0.49	% (3)	0.49%	0.49%	0.49%	0.49%	0.49%

Ratio of Net Investment Income to Average Net Assets	0.94	% (3)	1.66%	2.69%	2.34%	1.96%	1.70%

Portfolio Turnover Rate	234.29	% (2)	371.22%	214.76%	267.96%	287.39%	283.38%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$11.95		$11.38	$10.49	$10.96	$11.25	$11.12

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.18	0.27	0.23	0.19	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		0.60	0.90	(0.46)	(0.15)	0.24

Total from Investment Operations	(0.09)		0.78	1.17	(0.23)	0.04	0.40

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.21)	(0.28)	(0.24)	(0.20)	(0.17)
Distributions from Net Realized Gain	(0.26)		—	—	—	(0.13)	(0.10)

Total Distributions	(0.34)		(0.21)	(0.28)	(0.24)	(0.33)	(0.27)

Net Asset Value per Share, End of period	$11.52		$11.95	$11.38	$10.49	$10.96	$11.25

Total Return	(0.77	)% (2)	6.92%	11.27%	(2.10)%	0.41%	3.66%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$231,400		$241,938	$240,107	$270,477	$356,930	$487,223

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.79	% (3)	0.80%	0.81%	0.81%	0.79%	0.79%

After Expense Reimbursement	0.66	% (3)	0.67%	0.70%	0.72%	0.75%	0.77%

Ratio of Net Investment Income to Average Net Assets	0.77	% (3)	1.53%	2.48%	2.12%	1.69%	1.41%

Portfolio Turnover Rate	234.29	% (2)	371.22%	214.76%	267.96%	287.39%	283.38%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — Plan Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		February 28, 2020 (Commencement of Operations) through October 31, 2020
Net Asset Value per Share, Beginning of period	$12.06		$11.72

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.18
Net Realized and Unrealized Gain (Loss) on Investments	(0.16)		0.29

Total from Investment Operations	(0.11)		0.47

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.13)
Distributions from Net Realized Gain	(0.26)		—

Total Distributions	(0.35)		(0.13)

Net Asset Value per Share, End of period	$11.60		$12.06

Total Return	(0.89	)% (5)	3.98	% (2)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$412		$0.00	(3)

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	25.00	% (4)	14,703.31	% (4)

After Expense Reimbursement	0.44	% (4)	0.44	% (4)

Ratio of Net Investment Income to Average Net Assets	0.96	% (4)	2.20	% (4)

Portfolio Turnover Rate	234.29	% (5)	371.22	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period February 28, 2020 (Commencement of Operations) through October 31, 2020.
(3)	Amount Rounds to less than $1,000.
(4)	Annualized.
(5)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$4.36		$4.84	$5.01	$5.20	$5.15	$5.30

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.02		0.10	0.17	0.11	0.12	0.04
Net Realized and Unrealized Gain (Loss) on Investments	1.17		(0.41)	(0.20)	(0.20)	0.10	(0.14)

Total from Investment Operations	1.19		(0.31)	(0.03)	(0.09)	0.22	(0.10)

Less Distributions:
Distributions from Net Investment Income	(0.04)		(0.15)	(0.14)	(0.10)	(0.11)	(0.05)
Distributions from Net Realized Gain	(0.02)		(0.02)	—	—	(0.06)	—

Total Distributions	(0.06)		(0.17)	(0.14)	(0.10)	(0.17)	(0.05)

Net Asset Value per Share, End of period	$5.49		$4.36	$4.84	$5.01	$5.20	$5.15

Total Return	27.66	% (2)	(5.82)%	(0.96)%	(1.96)%	4.55%	(1.83)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$884		$693	$740	$1,208	$758	$725

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	16.38	% (3)	16.92%	17.82%	11.53%	16.65%	9.74%

After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of Net Investment Income to Average Net Assets	0.89	% (3)	2.29%	3.45%	2.06%	2.31%	0.88%

Portfolio Turnover Rate	16.34	% (2)	54.50%	122.23%	75.52%	0.00%	2.44%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$4.35		$4.84	$5.01	$5.21	$5.15	$5.31

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.02		0.10	0.17	0.11	0.12	0.04
Net Realized and Unrealized Gain (Loss) on Investments	1.18		(0.42)	(0.20)	(0.21)	0.11	(0.15)

Total from Investment Operations	1.20		(0.32)	(0.03)	(0.10)	0.23	(0.11)

Less Distributions:
Distributions from Net Investment Income	(0.04)		(0.15)	(0.14)	(0.10)	(0.11)	(0.05)
Distributions from Net Realized Gain	(0.02)		(0.02)	—	—	(0.06)	—

Total Distributions	(0.06)		(0.17)	(0.14)	(0.10)	(0.17)	(0.05)

Net Asset Value per Share, End of period	$5.49		$4.35	$4.84	$5.01	$5.21	$5.15

Total Return	27.92	% (2)	(5.90)%	(1.16)%	(1.96)%	4.55%	(2.03)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$604		$472	$504	$507	$517	$496

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	17.00	% (3)	17.60%	19.14%	12.59%	18.01%	10.21%

After Expense Reimbursement	0.75	% (3)	0.75%	0.75%	0.75%	0.75%	0.75%

Ratio of Net Investment Income to Average Net Assets	0.84	% (3)	2.24%	3.57%	2.02%	2.26%	0.83%

Portfolio Turnover Rate	16.34	% (2)	54.50%	122.23%	75.52%	0.00%	2.44%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$10.66		$10.26	$9.45	$9.75	$9.88	$9.85

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.25	0.24	0.19	0.17	0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.05		0.54	0.73	(0.43)	(0.07)	0.19

Total from Investment Operations	0.14		0.79	0.97	(0.24)	0.10	0.39

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.15)	(0.16)	(0.05)	(0.16)	(0.22)
Distributions from Net Realized Gain	(0.22)		(0.24)	—	(0.01)	(0.07)	(0.14)

Total Distributions	(0.38)		(0.39)	(0.16)	(0.06)	(0.23)	(0.36)

Net Asset Value per Share, End of period	$10.42		$10.66	$10.26	$9.45	$9.75	$9.88

Total Return	1.24	% (2)	7.99%	10.42%	(2.54)%	1.07%	4.03%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$25,695		$10,822	$9,384	$8,505	$8,714	$8,648

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.08	% (3)	1.66%	1.79%	1.63%	1.60%	1.48%

After Expense Reimbursement	0.60	% (3)	0.60%	0.66%	1.00%	1.04%	1.05%

Ratio of Net Investment Income to Average Net Assets	1.74	% (3)	2.41%	2.48%	1.99%	1.75%	2.02%

Portfolio Turnover Rate	132.83	% (2)	228.14%	83.18%	102.42%	90.08%	116.87%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$10.66		$10.26	$9.45	$9.75	$9.88	$9.85

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.24	0.24	0.19	0.17	0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.05		0.55	0.72	(0.43)	(0.07)	0.19

Total from Investment Operations	0.14		0.79	0.96	(0.24)	0.10	0.39

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.15)	(0.15)	(0.05)	(0.16)	(0.22)
Distributions from Net Realized Gain	(0.22)		(0.24)	—	(0.01)	(0.07)	(0.14)

Total Distributions	(0.38)		(0.39)	(0.15)	(0.06)	(0.23)	(0.36)

Net Asset Value per Share, End of period	$10.42		$10.66	$10.26	$9.45	$9.75	$9.88

Total Return	1.19	% (2)	7.93%	10.32%	(2.54)%	1.07%	4.03%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$10,813		$10,972	$8,282	$7,476	$7,679	$7,586

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.47	% (3)	1.94%	2.09%	1.92%	1.89%	1.76%

After Expense Reimbursement	0.70	% (3)	0.70%	0.74%	1.00%	1.04%	1.05%

Ratio of Net Investment Income to Average Net Assets	1.63	% (3)	2.30%	2.39%	1.99%	1.75%	2.02%

Portfolio Turnover Rate	132.83	% (2)	228.14%	83.18%	102.42%	90.08%	116.87%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$6.66		$6.49	$6.15	$6.37	$6.23	$6.18

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.24	0.27	0.26	0.24	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.22		0.19	0.36	(0.17)	0.18	0.06

Total from Investment Operations	0.33		0.43	0.63	0.09	0.42	0.30

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.26)	(0.29)	(0.31)	(0.28)	(0.25)
Distributions from Net Realized Gain	(0.00	) (2)	—	—	—	—	—

Total Distributions	(0.12)		(0.26)	(0.29)	(0.31)	(0.28)	(0.25)

Net Asset Value per Share, End of period	$6.87		$6.66	$6.49	$6.15	$6.37	$6.23

Total Return	5.03	%(2)	6.88%	10.44%	1.40%	6.80%	5.06%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$103,407		$85,990	$19,563	$7,749	$14,195	$20,265

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.69	% (2)	0.97%	1.68%	1.50%	1.22%	1.03%

After Expense Reimbursement	0.55	% (2)	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of Net Investment Income to Average Net Assets	3.29	% (3)	3.67%	4.18%	4.13%	3.85%	3.88%

Portfolio Turnover Rate	37.43	% (2)	111.34%	121.56%	104.21%	179.87%	244.36%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$6.70		$6.54	$6.19	$6.42	$6.28	$6.23

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.23	0.25	0.25	0.23	0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.22		0.18	0.38	(0.18)	0.18	0.07

Total from Investment Operations	0.32		0.41	0.63	0.07	0.41	0.29

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.25)	(0.28)	(0.30)	(0.27)	(0.24)
Distributions from Net Realized Gain	(0.00	) (2)	—	—	—	—	—

Total Distributions	(0.11)		(0.25)	(0.28)	(0.30)	(0.27)	(0.24)

Net Asset Value per Share, End of period	$6.91		$6.70	$6.54	$6.19	$6.42	$6.28

Total Return	4.89	% (2)	6.61%	10.16%	1.04%	6.59%	4.82%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$18,075		$17,805	$9,923	$5,041	$6,934	$7,526

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.05	% (3)	1.47%	2.05%	1.98%	1.65%	1.40%

After Expense Reimbursement	0.80	% (3)	0.80%	0.80%	0.80%	0.80%	0.80%

Ratio of Net Investment Income to Average Net Assets	3.03	% (3)	3.46%	3.96%	3.90%	3.60%	3.64%

Portfolio Turnover Rate	37.43	% (2)	111.34%	121.56%	104.21%	179.87%	244.36%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$8.60		$8.59	$8.54	$8.62	$8.70	$8.69

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.16	0.25	0.15	0.08	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)		(0.01)	0.07	(0.04)	(0.01)	0.02

Total from Investment Operations	0.09		0.15	0.32	0.11	0.07	0.07

Less Distributions:
Distributions from Net Investment Income	(0.04)		(0.11)	(0.27)	(0.19)	(0.15)	(0.06)
Distributions from Return of Capital	—		(0.03)	—	—	—	—

Total Distributions	(0.04)		(0.14)	(0.27)	(0.19)	(0.15)	(0.06)

Net Asset Value per Share, End of period	$8.65		$8.60	$8.59	$8.54	$8.62	$8.70

Total Return	1.07	% (2)	1.70%	3.83%	1.26%	0.75%	0.84%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$8,801		$7,698	$5,644	$7,280	$7,951	$7,698

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	3.05	% (3)	2.77%	3.37%	2.28%	1.65%	2.46%

After Expense Reimbursement	0.44	% (3)	0.44%	0.44%	0.44%	0.44%	0.44%

Ratio of Net Investment Income to Average Net Assets	2.56	% (3)	1.83%	2.94%	1.70%	0.96%	0.58%

Portfolio Turnover Rate	146.56	% (2)	191.22%	248.19%	199.55%	131.31%	46.36%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$10.46		$10.07	$9.46	$9.98	$10.33	$10.28

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.26	0.34	0.31	0.27	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.25)		0.44	0.68	(0.48)	(0.20)	0.11

Total from Investment Operations	(0.15)		0.70	1.02	(0.17)	0.07	0.37

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.31)	(0.41)	(0.35)	(0.26)	(0.25)
Distributions from Net Realized Gain	(0.07)		—	—	—	(0.16)	(0.07)

Total Distributions	(0.18)		(0.31)	(0.41)	(0.35)	(0.42)	(0.32)

Net Asset Value per Share, End of period	$10.13		$10.46	$10.07	$9.46	$9.98	$10.33

Total Return	(1.52	)% (2)	7.08%	10.82%	(1.67)%	0.72%	3.63%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$5,825,477		$5,737,736	$4,898,103	$5,587,668	$7,103,832	$8,042,194

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.51	% (3)	0.55%	0.62%	0.62%	0.61%	0.60%

After Expense Reimbursement	0.49	% (3)	0.49%	0.49%	0.49%	0.49%	0.49%

Ratio of Net Investment Income to Average Net Assets	1.95	% (3)	2.50%	3.47%	3.20%	2.73%	2.55%

Portfolio Turnover Rate	239.36	% (2)	269.04%	177.80%	241.76%	287.55%	318.48%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$10.78		$10.37	$9.76	$10.29	$10.65	$10.60

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.23	0.32	0.29	0.25	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(0.27)		0.47	0.69	(0.49)	(0.21)	0.11

Total from Investment Operations	(0.18)		0.70	1.01	(0.20)	0.04	0.35

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.29)	(0.40)	(0.33)	(0.24)	(0.23)
Distributions from Net Realized Gain	(0.07)		—	—	—	(0.16)	(0.07)

Total Distributions	(0.16)		(0.29)	(0.40)	(0.33)	(0.40)	(0.30)

Net Asset Value per Share, End of period	$10.44		$10.78	$10.37	$9.76	$10.29	$10.65

Total Return	(1.66	)% (2)	6.86%	10.46%	(1.96)%	0.41%	3.35%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$1,195,310		$1,844,170	$963,512	$1,121,741	$1,902,308	$2,762,803

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.76	% (3)	0.79%	0.88%	0.88%	0.88%	0.87%

After Expense Reimbursement	0.70	% (3)	0.73%	0.79%	0.79%	0.79%	0.79%

Ratio of Net Investment Income to Average Net Assets	1.71	% (3)	2.21%	3.16%	2.89%	2.42%	2.25%

Portfolio Turnover Rate	239.36	% (2)	269.04%	177.80%	241.76%	287.55%	318.48%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Financial Highlights — Plan Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		February 28, 2020 (Commencement of Operations) through October 31, 2020
Net Asset Value per Share, Beginning of period	$10.50		$10.33

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.20
Net Realized and Unrealized Gain (Loss) on Investments	(0.24)		0.13

Total from Investment Operations	(0.14)		0.33

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.16)
Distributions from Net Realized Gain	(0.07)		—

Total Distributions	(0.18)		(0.16)

Net Asset Value per Share, End of period	$10.18		$10.50

Total Return	(1.39	)% (5)	3.22	% (2)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$751		$0.00	(3)

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	6.41	% (4)	14,761.71	% (4)

After Expense Reimbursement	0.44	% (4)	0.44	% (4)

Ratio of Net Investment Income to Average Net Assets	2.03	% (4)	2.84	% (4)

Portfolio Turnover Rate	239.36	% (5)	269.04	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period February 28, 2020 (Commencement of Operations) through October 31, 2020.
(3)	Amount Rounds to less than $1,000.
(4)	Annualized.
(5)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021 (181 days).

Actual Expenses:    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2020 to April 30, 2021)
TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$992.40	0.49%	$2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.37	0.49%	2.46

N Class Shares
Actual	$1,000.00	$992.30	0.66%	$3.26
Hypothetical (5% return before expenses)	1,000.00	1,021.52	0.66%	3.31

Plan Class Shares
Actual	$1,000.00	$991.10	0.44%	$2.17
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.44%	2.21

TCW Enhanced Commodity Strategy Fund
I Class Shares
Actual	$1,000.00	$1,276.60	0.70%	$3.95
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51

N Class Shares
Actual	$1,000.00	$1,279.20	0.75%	$4.24
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75%	3.76

TCW Funds, Inc.

TCW Funds, Inc.	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2020 to April 30, 2021)
TCW Global Bond Fund
I Class Shares
Actual	$1,000.00	$1,012.40	0.60	% (1)	$2.99	(1)
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	% (1)	3.01	(1)

N Class Shares
Actual	$1,000.00	$1,011.90	0.70	% (1)	$3.49	(1)
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70	% (1)	3.51	(1)

TCW High Yield Bond Fund
I Class Shares
Actual	$1,000.00	$1,050.30	0.55%		$2.80
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.55%		2.76

N Class Shares
Actual	$1,000.00	$1,048.90	0.80%		$4.06
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80%		4.01

TCW Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$1,010.70	0.44%		$2.19
Hypothetical (5% return before expenses)	1,000.00	1,022.61	0.44%		2.21

TCW Total Return Bond Fund
I Class Shares
Actual	$1,000.00	$984.80	0.49%		$2.41
Hypothetical (5% return before expenses)	1,000.00	1,022.37	0.49%		2.46

N Class Shares
Actual	$1,000.00	$983.40	0.70%		$3.44
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%		3.51

Plan Class Shares
Actual	$1,000.00	$986.10	0.44%		$2.17
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.44%		2.21

(1)	Does not include expenses of the underlying affiliated investments.

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

TCW Funds, Inc.

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

Peter McMillan

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

David Lippman

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Gladys Xiques

Chief Compliance Officer and Anti-Money Laundering Officer

Patrick W. Dennis

Vice President and Assistant Secretary

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

FUNDsarFI0421

APRIL 30

SEMI-ANNUAL

R E P O R T

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

Paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.tcw.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. You can call 1-800-FUND-TCW (1-800-386-3829), if you invest directly with the Fund, or contact your financial intermediary, if you invest though a financial intermediary, to inform the Fund or the financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held directly with TCW or through your financial intermediary.

TCW Funds, Inc.

To Our Valued Shareholders

David Lippman President, Chief Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2021. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our Fund family. As of April 30, 2021, the TCW Funds held total assets of approximately $18.6 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2021 for the TCW Funds’ International fixed income and equity funds.

The International Markets

At the start of 2021, market consensus was centered around synchronous global growth, stronger commodity prices and a weakening dollar. U.S. rates were forecast to rise, but in an orderly fashion and not in a meaningful way until the second half of 2021. However, two developments in the first quarter challenged that view and shifted growth dynamics in favor of the U.S. relative to the rest of the world: 1) the Democratic win in the Georgia Senate race in January cleared the way for much more U.S. fiscal stimulus than had been priced in, and 2) COVID-19 trends worsened in Europe whereas the roll-out of vaccines in the U.S. was better than expected. These developments in turn led to higher U.S. rates, a stronger dollar, and lower flows into Emerging Markets (EM).

That said, we remain constructive on Emerging Markets for the balance of the year. EM is an asset class that tends to benefit from stronger growth, particularly in the early stages of a business cycle. We forecast global growth to recover to 5.7% in 2021, up from -3.4% in 2020. In addition, EM growth is closely tied to China, which is forecast to grow 8-8.5% despite some policy tightening. We are monitoring certain idiosyncratic events in individual countries, but overall, we continue to see signs of economic improvement.

From a valuation perspective, EM equities are approximately one standard deviation above historical valuation metrics, and compare quite favorably versus the

MSCI World and S&P. EM sovereign spreads look attractive relative to history (current spread of 330 bps is approximately 30 bps above longer-term averages), and relative to Developed Markets, which have tightened more aggressively in the recovery.

In addition, we believe that the longer-term trend for the dollar is weaker. As such, there will be opportunities to increase exposure to local currency leading into the second half, when we believe growth in the rest of the world could begin to recover from COVID-19 induced shutdowns and vaccination rollouts should improve. At the same time, growing twin deficits in the U.S. could put renewed downward pressure on the U.S. Dollar, potentially benefitting select local currency opportunities in EM.

Differentiation remains key and we continue to remain constructive on the asset class in light of: (i) the global recovery cycle in 2021 which historically favors cyclical asset classes such as EM; (ii) weakness in the U.S. dollar which tends to support commodity prices and flows into EM currency markets; and (iii) attractive relative valuation metrics in this low rate environment. We see the main risks to our investment thesis as: delays in the vaccination rollout and/or unexpected variants/waves of COVID-19, premature tightening of credit conditions, increased geopolitical tension, and unexpected rises in inflation.

We truly value our relationship with you and thank you for making the TCW Funds part of your long-term investment plan. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David Lippman

President, Chief Executive Officer and Director

1

TCW Funds, Inc.

Performance Summary (Unaudited)

			Total Return Annualized as of April 30, 2021(1)
	NAV	Six Months Return as of April 30, 2021	1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Developing Markets Equity Fund
I Class	$14.16	19.54%	53.44%	12.21%	N/A	6.67%		06/30/15
N Class	$14.15	19.56%	53.33%	12.19%	N/A	6.66%		06/30/15
TCW Emerging Markets Income Fund
I Class	$8.15	5.30%	22.78%	5.67%	4.63%	8.74	%(2)	09/04/96	(3)
N Class	$10.52	5.28%	22.78%	5.46%	4.39%	7.22%		02/27/04
Plan Class	$8.15	5.34%	22.70%	N/A	N/A	2.22%		02/28/20
TCW Emerging Markets Local Currency Income Fund
I Class	$8.88	4.67%	11.99%	2.91%	0.51%	1.30%		12/14/10
N Class	$8.86	4.66%	11.99%	2.89%	0.48%	1.27%		12/14/10
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	$13.43	12.63%	39.95%	10.01%	N/A	6.16%		06/28/13
N Class	$13.36	12.57%	39.67%	9.90%	N/A	6.04%		06/28/13

(1)	Past performance is not indicative of future performance.
(2)

Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

(3)	Inception date of the predecessor entity.

2

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	April 30, 2021

Issues	Shares	Value

COMMON STOCK — 96.4% of Net Assets

Argentina — 3.3% (Cost: $128,812)

MercadoLibre, Inc. (1)	155	$243,502

Brazil — 5.7%

JBS S.A.	10,000	55,518

Pet Center Comercio e Participacoes S.A.	14,000	62,371

Raia Drogasil S.A.	25,600	124,101

Ser Educacional S.A.	24,700	58,686

StoneCo, Ltd. (1)	860	55,590

Tegma Gestao Logistica S.A.	16,100	67,187

Total Brazil

(Cost: $352,063)		423,453

China — 40.7%

China Hongqiao Group, Ltd.	38,000	59,986

Contemporary Amperex Technology Co., Ltd.	3,000	180,281

Galaxy Entertainment Group, Ltd. (1)	18,000	158,025

GDS Holdings, Ltd. (ADR) (1)	1,600	132,752

Geely Automobile Holdings, Ltd.	12,000	31,260

Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd.	66,800	59,702

Innovent Biologics, Inc. (1)	5,000	54,240

JD.com, Inc. (ADR) (1)	1,100	85,096

Kingdee International Software Group Co., Ltd.	15,000	49,403

Kuaishou Technology (1)	2,700	91,427

Kweichow Moutai Co., Ltd.	500	154,471

KWG Property Holdings, Ltd.	26,500	42,459

LONGi Green Energy Technology Co., Ltd.	8,130	124,023

Meituan Dianping — Class B (1)	5,500	210,533

New Oriental Education & Technology Group, Inc. (SP ADR) (1)	8,000	122,080

NIO, Inc. (ADR) (1)	1,300	51,792

Pharmaron Beijing Co., Ltd. — Class H	9,150	188,939

Shenzhen International Holdings, Ltd.	32,000	53,197

Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	1,100	78,962

Sino-Ocean Group Holdings, Ltd.	242,000	53,767

Tencent Holdings, Ltd.	7,700	614,316

WuXi AppTec Co., Ltd. — Class H	5,964	140,533

Wuxi Biologics Cayman, Inc. (1)	15,000	210,591

Yifeng Pharmacy Chain Co., Ltd.	6,940	96,213

Total China

(Cost: $2,172,856)		3,044,048

Cyprus — 0.6% (Cost: $42,181)

Ozon Holdings PLC (ADR) (1)	700	43,533

Egypt — 0.5% (Cost: $38,775)

Commercial International Bank Egypt SAE	11,000	40,048

France — 1.3% (Cost: $52,076)

Hermes International	75	94,255

Issues	Shares	Value

India — 7.4%

Apollo Hospitals Enterprise, Ltd.	1,400	$60,444

Avenue Supermarts, Ltd. (1)	3,570	136,702

IRB Infrastructure Developers, Ltd.	36,000	50,643

Reliance Industries, Ltd.	4,107	110,417

Reliance Industries, Ltd.	273	3,947

Sequent Scientific, Ltd. (1)	13,000	51,149

Shriram Transport Finance Co., Ltd.	7,771	140,233

Total India

(Cost: $397,257)		553,535

Malaysia — 0.8% (Cost: $62,431)

Greatech Technology BHD (1)	42,200	61,694

Mexico — 0.5% (Cost: $38,314)

Banco del Bajio S.A. (1)	24,400	38,932

Poland — 0.8% (Cost: $57,012)

Polskie Gornictwo Naftowe i Gazownictwo S.A.	35,800	62,109

Russia — 2.8%

X5 Retail Group NV (GDR)	2,742	84,179

Yandex N.V. (1)	1,900	124,545

Total Russia

(Cost: $156,900)		208,724

Saudi Arabia — 1.6%

Mobile Telecommunications Co. (1)	13,400	53,995

Sahara International Petrochemical Co.	9,100	65,805

Total Saudi Arabia

(Cost: $109,260)		119,800

Singapore — 1.7% (Cost: $87,573)

Sea, Ltd. (SP ADR) (1)	500	126,270

South Africa — 0.5% (Cost: $38,239)

Kumba Iron Ore, Ltd.	900	40,771

South Korea — 8.5%

Doosan Co., Ltd.	1,200	68,059

Hansol Paper Co., Ltd.	4,300	60,147

HDC Holdings Co., Ltd.	5,400	58,777

Kakao Corp.	1,250	127,283

Kia Corp.	700	48,554

NAVER, Corp.	300	96,607

NCSoft Corp.	70	52,071

Samsung Biologics Co., Ltd. (1)	175	125,774

Total South Korea

(Cost: $494,130)		637,272

Taiwan — 15.1%

ASPEED Technology, Inc.	800	59,716

Chailease Holding Co., Ltd.	9,560	68,890

Kuoyang Construction Co., Ltd.	38,000	47,511

Phison Electronics Corp.	3,000	64,211

Ruentex Development Co., Ltd.	31,000	58,788

See accompanying Notes to Financial Statements.

3

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

Taiwan (Continued)

Syncmold Enterprise Corp.	17,000	$54,580

Taiwan Semiconductor Manufacturing Co., Ltd.	35,000	737,086

United Microelectronics Corp. (SP ADR)	4,000	39,680

Total Taiwan

(Cost: $599,284)		1,130,462

Thailand — 0.7% (Cost: $53,264)

Jasmine International PCL (NVDR)	576,200	53,660

Turkey — 0.4% (Cost: $31,026)

Arcelik A.S.	6,350	26,323

United Kingdom — 1.6% (Cost: $66,145)

Genus PLC	1,750	123,217

United States — 1.9% (Cost: $43,168)

Applied Materials, Inc.	1,100	145,981

Total Common Stock

(Cost: $5,020,766)		7,217,589

PREFERRED STOCK — 0.4%

South Korea — 0.4% (Cost: $34,229)

Samsung Electronics Co., Ltd. 0.71%	500	32,827

Total Preferred Stock

(Cost: $34,229)		32,827

MONEY MARKET INVESTMENTS — 4.6%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.03% (2)	340,439	340,439

Total Money Market Investments

(Cost: $340,439)		340,439

Total Investments (101.4%) (Cost: $5,395,434)		7,590,855

Liabilities In Excess Of Other Assets (-1.4%)		(106,066)

Total Net Assets (100.0%)		$7,484,789

Notes to the Schedule of Investments:

ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
GDR	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
NVDR	Non-Voting Depositary Receipt.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2021.

See accompanying Notes to Financial Statements.

4

TCW Developing Markets Equity Fund

Investments by Sector (Unaudited)	April 30, 2021

Sector	Percentage of Net Assets
Automobiles	1.7%
Banks	1.0
Beverages	2.1
Biotechnology	2.3
Chemicals	2.5
Construction & Engineering	0.7
Consumer Finance	1.8
Diversified Consumer Services	2.4
Diversified Financial Services	0.9
Diversified Telecommunication Services	0.7
Electrical Equipment	2.4
Electronic Equipment, Instruments & Components	0.7
Entertainment	2.4
Food & Staples Retailing	5.9
Food Products	0.7
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	0.8
Hotels, Restaurants & Leisure	2.1
Household Durables	0.4
IT Services	2.6
Industrial Conglomerates	0.9
Interactive Media & Services	14.1
Internet & Direct Marketing Retail	7.8
Life Sciences Tools & Services	8.9
Metals & Mining	1.3
Oil, Gas & Consumable Fuels	2.4
Paper & Forest Products	0.8
Pharmaceuticals	0.7
Real Estate Management & Development	2.7
Road & Rail	0.9
Semiconductors & Semiconductor Equipment	16.5
Software	0.7
Specialty Retail	0.8
Technology Hardware, Storage & Peripherals	0.4
Textiles, Apparel & Luxury Goods	1.3
Transportation Infrastructure	0.7
Wireless Telecommunication Services	0.7
Money Market Investments	4.6

Total	101.4%

See accompanying Notes to Financial Statements.

5

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	April 30, 2021

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Automobiles	$51,792	$79,814	$—	$131,606
Banks	38,932	40,048	—	78,980
Beverages	—	154,471	—	154,471
Biotechnology	—	177,457	—	177,457
Chemicals	—	184,284	—	184,284
Construction & Engineering	—	50,644	—	50,644
Consumer Finance	—	140,233	—	140,233
Diversified Consumer Services	180,765	—	—	180,765
Diversified Financial Services	—	68,890	—	68,890
Diversified Telecommunication Services	—	53,660	—	53,660
Electrical Equipment	—	180,281	—	180,281
Electronic Equipment, Instruments & Components	—	54,580	—	54,580
Entertainment	126,270	52,071	—	178,341
Food & Staples Retailing	208,281	232,915	—	441,196
Food Products	55,518	—	—	55,518
Health Care Equipment & Supplies	—	78,962	—	78,962
Health Care Providers & Services	—	60,444	—	60,444
Hotels, Restaurants & Leisure	—	158,025	—	158,025
Household Durables	—	26,323	—	26,323
Industrial Conglomerates	—	68,059	—	68,059
Interactive Media & Services	215,972	838,206	—	1,054,178
Internet & Direct Marketing Retail	372,131	210,533	—	582,664
IT Services	188,342	—	—	188,342
Life Sciences Tools & Services	—	665,838	—	665,838
Metals & Mining	—	100,757	—	100,757
Oil, Gas & Consumable Fuels	—	176,472	—	176,472
Paper & Forest Products	—	60,146	—	60,146
Pharmaceuticals	—	51,149	—	51,149
Real Estate Management & Development	—	202,524	—	202,524
Road & Rail	67,187	—	—	67,187
Semiconductors & Semiconductor Equipment	247,355	985,037	—	1,232,392
Software	—	49,403	—	49,403
Specialty Retail	62,371	—	—	62,371
Textiles, Apparel & Luxury Goods	—	94,255	—	94,255
Transportation Infrastructure	—	53,197	—	53,197
Wireless Telecommunication Services	—	53,995	—	53,995

Total Common Stock	1,814,916	5,402,673	—	7,217,589

Preferred Stock
Technology Hardware, Storage & Peripherals	—	32,827	—	32,827
Money Market Investments	340,439	—	—	340,439

Total Investments	$2,155,355	$5,435,500	$—	$7,590,855

See accompanying Notes to Financial Statements.

6

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	April 30, 2021

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 96.0% of Net Assets

Angola — 2.8%

Angolan Government International Bond

8.25% (1)	05/09/28	$90,399,000	$93,167,469

9.13% (1)	11/26/49	65,580,000	66,616,984

9.38% (1)	05/08/48	56,355,000	58,239,370

Total Angola

(Cost: $198,017,783)			218,023,823

Argentina — 0.9%

Argentine Republic Government International Bond

0.13%	07/09/30	54,243,034	19,326,793

0.13%	07/09/35	157,680,077	49,986,161

1.00%	07/09/29	10,729,397	4,062,150

Total Argentina

(Cost: $107,836,937)			73,375,104

Bahrain — 3.7%

Bahrain Government International Bond

5.25% (1)	01/25/33	111,005,000	108,148,619

5.45% (2)	09/16/32	50,340,000	50,075,715

5.63% (1)	09/30/31	30,673,000	30,961,909

6.00% (2)	09/19/44	48,855,000	45,804,005

7.50% (2)	09/20/47	29,207,000	30,921,451

Oil and Gas Holding Co. BSCC (The)

7.50% (2)	10/25/27	16,720,000	18,840,765

Total Bahrain

(Cost: $289,544,473)			284,752,464

Brazil — 3.0%

Banco do Brasil S.A.

6.25% (U.S. 10-year Treasury Constant Maturity Rate + 4.398%) (2)(3)(4)	04/15/24	12,442,000	12,319,571

Brazilian Government International Bond

2.88%	06/06/25	61,520,000	63,070,304

3.88%	06/12/30	76,577,000	76,067,571

CSN Islands XII Corp.

7.00% (2)(4)	06/23/21	38,971,000	39,481,520

Guara Norte Sarl

5.20% (1)	06/15/34	21,850,000	22,046,104

MV24 Capital B.V.

6.75% (1)	06/01/34	18,904,635	20,077,856

Total Brazil

(Cost: $227,406,053)			233,062,926

Chile — 2.7%

AES Gener S.A.

7.13% (USD 5-Year Swap rate + 4.644%) (1)(3)	03/26/79	41,281,000	43,964,265

Issues	Maturity Date	Principal Amount	Value

Chile (Continued)

Chile Government International Bond

2.45%	01/31/31	$80,126,000	$81,728,520

2.55%	01/27/32	82,710,000	84,711,582

Total Chile

(Cost: $210,625,323)			210,404,367

China — 2.4%

China Evergrande Group

8.25% (2)	03/23/22	37,246,000	36,594,195

Easy Tactic, Ltd.

5.75% (2)	01/13/22	10,175,000	10,062,592

8.13% (2)	02/27/23	31,920,000	30,999,826

Fantasia Holdings Group Co., Ltd.

10.88% (2)	01/09/23	14,500,000	14,463,750

12.25% (2)	10/18/22	900,000	921,690

Kaisa Group Holdings, Ltd.

8.50% (2)	06/30/22	33,660,000	34,518,330

New Metro Global, Ltd.

6.80% (2)	08/05/23	5,656,000	5,896,381

Ronshine China Holdings, Ltd.

8.75% (2)	10/25/22	17,571,000	17,780,095

Sunac China Holdings, Ltd.

6.50% (2)	07/09/23	22,100,000	22,680,125

Yuzhou Properties Co., Ltd.

6.00% (2)	10/25/23	9,475,000	8,598,562

Total China

(Cost: $174,036,766)			182,515,546

Colombia — 2.8%

Banco Davivienda S.A.

6.65% (U.S. 10-year Treasury Constant Maturity Rate + 5.097%) (1)(3)(4)	04/22/31	22,100,000	22,548,630

Banco GNB Sudameris S.A.

7.50% (U.S. 5-year Treasury Constant Maturity Rate + 6.660%) (1)(3)	04/16/31	20,750,000	21,404,663

Bancolombia S.A.

4.63% (U.S. 5-year Treasury Constant Maturity Rate + 2.944%) (3)	12/18/29	19,032,000	19,269,995

Colombia Government International Bond

3.13%	04/15/31	58,685,000	57,499,563

4.13%	02/22/42	89,800,000	88,138,700

Grupo Aval, Ltd.

4.38% (1)	02/04/30	10,065,000	10,113,966

Total Colombia

(Cost: $216,436,426)			218,975,517

See accompanying Notes to Financial Statements.

7

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Costa Rica — 0.9%

Costa Rica Government International Bond

5.63% (2)	04/30/43	$18,885,000	$17,657,475

7.00% (2)	04/04/44	39,988,000	41,247,622

7.16% (2)	03/12/45	13,677,000	14,230,919

Total Costa Rica

(Cost: $70,405,578)			73,136,016

Dominican Republic — 3.7%

Dominican Republic International Bond

4.50% (1)	01/30/30	49,501,000	51,493,910

4.88% (1)	09/23/32	100,695,000	105,488,082

5.30% (1)	01/21/41	74,695,000	76,368,168

5.88% (1)	01/30/60	54,030,000	53,959,761

Total Dominican Republic

(Cost: $277,842,964)			287,309,921

Ecuador — 1.0%

Ecuador Government International Bond

0.50% (1)	07/31/35	76,966,829	52,722,278

0.50% (1)	07/31/40	41,639,995	24,692,517

Total Ecuador

(Cost: $64,526,529)			77,414,795

Egypt — 4.0%

Egypt Government International Bond

3.88% (1)	02/16/26	27,245,000	26,628,446

5.88% (1)	02/16/31	26,625,000	25,778,325

7.05% (1)	01/15/32	79,335,000	81,556,380

7.60% (2)	03/01/29	31,750,000	34,556,700

7.63% (1)	05/29/32	44,604,000	47,507,720

8.50% (2)	01/31/47	52,664,000	54,549,371

8.70% (1)	03/01/49	37,572,000	39,277,769

Total Egypt

(Cost: $304,291,802)			309,854,711

El Salvador — 1.5%

El Salvador Government International Bond

5.88% (2)	01/30/25	20,286,000	21,056,868

6.38% (2)	01/18/27	39,519,000	41,060,241

7.63% (2)	02/01/41	34,263,000	35,301,169

8.25% (2)	04/10/32	13,978,000	15,419,132

Total El Salvador

(Cost: $105,809,382)			112,837,410

Ghana — 2.7%

Ghana Government International Bond

7.63% (2)	05/16/29	49,749,000	50,733,035

7.88% (2)	02/11/35	63,825,000	63,001,658

8.13% (2)	03/26/32	38,645,000	39,085,553

8.95% (1)	03/26/51	53,890,000	53,605,730

Total Ghana

(Cost: $209,112,080)			206,425,976

Issues	Maturity Date	Principal Amount	Value

Guatemala — 0.6%

Banco Industrial S.A.

4.88% (U.S. 5-year Treasury Constant Maturity Rate + 4.442%) (1)(3)	01/29/31	$20,895,000	$21,699,458

Guatemala Government Bond

5.38% (1)	04/24/32	24,329,000	28,258,133

Total Guatemala

(Cost: $48,427,873)			49,957,591

India — 2.0%

Adani Ports & Special Economic Zone, Ltd.

4.20% (1)	08/04/27	24,020,000	25,285,251

4.38% (1)	07/03/29	17,685,000	18,235,003

Cliffton, Ltd.

6.25% (1)	10/25/25	29,025,000	28,920,510

Greenko Dutch B.V.

3.85% (1)	03/29/26	14,175,000	14,476,927

India Green Power Holdings

4.00% (1)	02/22/27	18,600,000	18,726,480

Network i2i, Ltd.

3.98% (U.S. 5-year Treasury Constant Maturity Rate + 3.390%) (1)(3)(4)	03/03/26	21,400,000	21,587,250

5.65% (U.S. 5-year Treasury Constant Maturity Rate + 4.274%) (2)(3)(4)	01/15/25	23,435,000	24,971,516

Total India

(Cost: $149,109,016)			152,202,937

Indonesia — 4.4%

Indonesia Asahan Aluminium Persero PT

4.75% (1)	05/15/25	36,140,000	39,330,439

5.45% (1)	05/15/30	35,250,000	40,627,211

6.53% (1)	11/15/28	37,763,000	45,865,429

Indonesia Government International Bond

3.85%	10/15/30	23,975,000	26,660,200

4.20%	10/15/50	27,070,000	29,971,904

Minejesa Capital B.V.

5.63% (1)	08/10/37	37,925,000	40,295,313

Perusahaan Penerbit SBSN Indonesia III

3.80% (1)	06/23/50	55,849,000	57,731,112

4.15% (2)	03/29/27	54,470,000	60,772,179

Total Indonesia

(Cost: $327,776,696)			341,253,787

Iraq — 0.3% (Cost: $22,228,397)

Iraq International Bond

5.80% (2)	01/15/28	27,244,875	26,384,278

See accompanying Notes to Financial Statements.

8

TCW Emerging Markets Income Fund

April 30, 2021

Issues	Maturity Date	Principal Amount		Value

Israel — 1.8%

Energean Israel Finance, Ltd.

4.50% (1)	03/30/24		$30,055,000	$30,902,175

5.88% (1)	03/30/31		44,352,700	45,794,163

Leviathan Bond, Ltd.

6.13% (1)	06/30/25		15,660,000	17,186,850

6.50% (1)	06/30/27		19,132,000	21,313,048

6.75% (1)	06/30/30		20,250,240	22,779,495

Total Israel

(Cost: $132,173,958)				137,975,731

Ivory Coast — 2.0%

Ivory Coast Government International Bond

4.88% (1)	01/30/32	EUR	59,705,000	72,317,393

6.88% (1)	10/17/40	EUR	63,035,000	82,270,736

Total Ivory Coast

(Cost: $148,345,689)				154,588,129

Kazakhstan — 1.9%

KazMunayGas National Co. JSC

3.50% (1)	04/14/33		$73,764,000	76,589,161

5.38% (1)	04/24/30		30,121,000	35,880,135

5.75% (2)	04/19/47		28,545,000	34,393,728

Total Kazakhstan

(Cost: $137,996,889)				146,863,024

Kenya — 0.8%

Kenya Government International Bond

7.00% (2)	05/22/27		39,030,000	42,557,570

8.00% (1)	05/22/32		18,227,000	20,026,780

Total Kenya

(Cost: $57,941,022)				62,584,350

Lebanon — 0.2% (Cost: $38,908,368)

Lebanon Government International Bond

8.25% (5)	05/17/34		139,956,000	17,792,606

Malaysia — 0.5%

Malaysia Wakala Sukuk Bhd

3.08% (1)	04/28/51		10,450,000	10,683,287

Petronas Capital, Ltd.

3.40% (1)	04/28/61		29,375,000	28,937,313

Total Malaysia

(Cost: $39,825,000)				39,620,600

Mexico — 7.4%

Banco Mercantil del Norte S.A.

6.88% (U.S. 5-year Treasury Constant Maturity Rate + 5.035%) (1)(3)(4)	07/06/22		14,020,000	14,458,125

Issues	Maturity Date	Principal Amount	Value

Mexico (Continued)

Banco Mercantil del Norte S.A.

7.50% (U.S. 10-year Treasury Constant Maturity Rate + 5.470%) (1)(3)(4)	06/27/29	$20,074,000	$22,217,903

Cemex SAB de CV

3.88% (1)	07/11/31	43,405,000	42,957,929

5.20% (1)	09/17/30	20,180,000	21,986,211

Mexico Government International Bond

2.66%	05/24/31	76,630,000	73,885,880

4.28%	08/14/41	58,246,000	59,544,886

4.75%	04/27/32	21,500,000	24,215,450

Petroleos Mexicanos

5.35%	02/12/28	55,739,000	54,827,667

5.95%	01/28/31	84,030,000	81,542,712

6.49%	01/23/27	31,320,000	33,160,050

6.50%	03/13/27	21,905,000	23,193,014

6.63%	06/15/35	69,931,000	67,546,353

6.75%	09/21/47	64,175,000	56,824,395

Total Mexico

(Cost: $552,050,649)			576,360,575

Mongolia — 0.1% (Cost: $8,282,656)

Development Bank of Mongolia LLC

7.25% (1)	10/23/23	8,475,000	9,188,595

Morocco — 0.7%

Morocco Government International Bond

2.38% (2)	12/15/27	28,645,000	27,937,827

3.00% (1)	12/15/32	27,155,000	25,924,878

Total Morocco

(Cost: $55,676,302)			53,862,705

Nigeria — 2.9%

Nigeria Government International Bond

7.14% (1)	02/23/30	55,530,000	59,000,070

7.63% (2)	11/28/47	54,819,000	55,345,263

7.70% (1)	02/23/38	66,872,000	68,975,793

7.88% (2)	02/16/32	38,788,000	41,906,167

Total Nigeria

(Cost: $212,466,657)			225,227,293

Oman — 4.0%

Oman Government International Bond

5.38% (2)	03/08/27	14,790,000	15,493,930

5.63% (2)	01/17/28	57,429,000	60,587,595

6.00% (2)	08/01/29	50,030,000	53,306,965

6.25% (1)	01/25/31	71,769,000	77,431,574

6.50% (2)	03/08/47	49,350,000	48,530,790

OQ SAOC

5.13% (1)	05/06/28	19,165,000	19,452,475

See accompanying Notes to Financial Statements.

9

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Oman (Continued)

Oryx Funding, Ltd.

5.80% (1)	02/03/31	$34,267,000	$36,446,381

Total Oman

(Cost: $292,484,815)			311,249,710

Pakistan — 1.9%

Pakistan Government International Bond

6.00% (1)	04/08/26	20,100,000	20,719,080

6.88% (2)	12/05/27	43,513,000	45,684,299

7.38% (1)	04/08/31	35,215,000	37,063,787

8.88% (1)	04/08/51	37,720,000	40,528,631

Total Pakistan

(Cost: $139,923,283)			143,995,797

Panama — 3.1%

AES Panama Generation Holdings SRL

4.38% (1)	05/31/30	8,066,000	8,380,897

C&W Senior Financing DAC

6.88% (1)	09/15/27	19,514,000	20,806,802

Global Bank Corp.

5.25% (3 mo. USD LIBOR + 3.300%) (1)(3)	04/16/29	27,875,000	29,129,375

Panama Government International Bond

2.25%	09/29/32	101,669,000	97,323,667

3.16%	01/23/30	71,264,000	74,750,235

3.87%	07/23/60	13,727,000	13,742,100

Total Panama

(Cost: $245,584,594)			244,133,076

Paraguay — 0.8%

Banco Continental SAECA

2.75% (1)	12/10/25	13,300,000	13,035,064

Paraguay Government International Bond

5.40% (1)	03/30/50	10,215,000	11,558,375

5.60% (2)	03/13/48	18,392,000	20,994,652

Republic Of Paraguay Sr Unsecured

2.74% (2)	01/29/33	16,080,000	15,396,600

Total Paraguay

(Cost: $56,447,644)			60,984,691

Peru — 1.8%

Nexa Resources S.A.

6.50% (1)	01/18/28	7,057,000	7,881,963

Peruvian Government International Bond

1.86%	12/01/32	52,640,000	48,047,028

2.78%	01/23/31	58,449,000	58,636,037

Volcan Cia Minera SAA

4.38% (1)	02/11/26	21,220,000	20,986,580

Total Peru

(Cost: $137,638,984)			135,551,608

Issues	Maturity Date	Principal Amount		Value

Qatar — 3.7%

Ooredoo International Finance, Ltd

2.63% (1)	04/08/31		$55,820,000	$56,495,422

Qatar Government International Bond

3.75% (1)	04/16/30		113,775,000	127,630,519

4.40% (1)	04/16/50		85,144,000	99,251,765

Total Qatar

(Cost: $275,480,680)				283,377,706

Romania — 1.7%

Romanian Government International Bond

2.63% (1)	12/02/40	EUR	48,853,000	57,871,953

3.00% (1)	02/14/31		$74,750,000	76,225,715

Total Romania

(Cost: $134,902,998)				134,097,668

Saudi Arabia — 4.7%

Saudi Government International Bond

2.25% (1)	02/02/33		176,848,000	167,231,890

2.75% (1)	02/03/32		85,730,000	86,105,069

3.45% (1)	02/02/61		72,275,000	68,119,187

3.75% (2)	01/21/55		46,035,000	45,750,274

Total Saudi Arabia

(Cost: $379,776,024)				367,206,420

Senegal — 0.4% (Cost: $25,394,959)

Senegal Government International Bond

4.75% (2)	03/13/28	EUR	21,915,000	27,445,095

South Africa — 4.1%

Eskom Holdings SOC, Ltd.

6.35% (2)	08/10/28		$55,935,000	60,928,317

6.75% (2)	08/06/23		20,971,000	21,992,864

7.13% (2)	02/11/25		37,480,000	39,411,719

Sasol Financing USA LLC

4.38%	09/18/26		18,845,000	19,291,627

5.50%	03/18/31		49,225,000	50,261,186

South Africa Government Bond

4.30%	10/12/28		58,290,000	58,714,497

5.75%	09/30/49		34,866,000	33,701,476

South Africa Government International Bond

5.00%	10/12/46		36,210,000	32,650,847

Total South Africa

(Cost: $308,502,955)				316,952,533

Sri Lanka — 0.2% (Cost: $20,935,974)

Sri Lanka Government Bond

6.75% (2)	04/18/28		24,243,000	16,010,077

See accompanying Notes to Financial Statements.

10

TCW Emerging Markets Income Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

Thailand — 0.6% (Cost: $42,233,765)

Bangkok Bank PCL/Hong Kong

5.00% (U.S. 5-year Treasury Constant Maturity Rate + 4.729%) (1)(3)(4)	09/23/25	$42,185,000	$44,560,016

Turkey — 3.4%

Turkey Government International Bond

4.75%	01/26/26	45,770,000	44,156,653

4.88%	10/09/26	79,090,000	75,770,790

5.25%	03/13/30	52,304,000	48,112,750

5.88%	06/26/31	49,700,000	46,826,719

6.88%	03/17/36	30,346,000	29,842,787

Yapi ve Kredi Bankasi A.S.

7.88% (U.S. 5-year Treasury Constant Maturity Rate + 7.415%) (1)(3)	01/22/31	18,895,000	19,167,712

Total Turkey

(Cost: $263,619,303)			263,877,411

Ukraine — 3.3%

Metinvest B.V.

7.75% (2)	10/17/29	21,680,000	23,290,824

8.50% (2)	04/23/26	7,784,000	8,645,689

Ukraine Government International Bond

0.00% (2)(6)(7)	05/31/40	86,205,000	91,291,095

7.75% (2)	09/01/26	59,320,000	64,142,716

7.75% (2)	09/01/27	63,081,000	67,828,003

Total Ukraine

(Cost: $228,216,161)			255,198,327

United Arab Emirates — 3.1%

Abu Dhabi Government International Bond

1.70% (2)	03/02/31	70,803,000	67,701,829

DP World Salaam

6.00% (U.S. 5-year Treasury Constant Maturity Rate + 5.750%) (2)(3)(4)	10/01/25	47,864,000	52,578,604

Galaxy Pipeline Assets Bidco, Ltd.

2.16% (1)	03/31/34	34,865,000	34,275,589

Issues	Maturity Date	Principal Amount	Value

United Arab Emirates (Continued)

2.63% (1)	03/31/36	$75,340,000	$73,209,410

2.94% (1)	09/30/40	15,765,000	15,467,041

Total United Arab Emirates

(Cost: $246,675,863)			243,232,473

Uruguay — 0.9%

Uruguay Government International Bond

4.38%	01/23/31	27,694,034	32,255,241

4.98%	04/20/55	27,295,527	33,770,026

Total Uruguay

(Cost: $56,730,517)			66,025,267

Venezuela — 0.2%

Venezuela Government International Bond

8.25% (2)(5)(8)	10/13/24	60,057,200	6,306,006

9.25% (5)(8)	09/15/27	60,955,000	6,400,275

9.25% (2)(5)(8)	05/07/28	49,048,000	5,150,040

Total Venezuela

(Cost: $55,533,009)			17,856,321

Vietnam — 0.4% (Cost: $33,496,300)

Mong Duong Finance Holdings B.V.

5.13% (1)	05/07/29	33,620,000	33,915,856

Total Fixed Income Securities

(Cost: $7,330,679,096)			7,447,620,829

		Shares

PURCHASED OPTIONS(9) (0.0%) (Cost: $3,996,619)			1,041,031

MONEY MARKET INVESTMENTS (4.2% )

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.03% (10)		324,838,164	324,838,164

Total Money Market Investments

(Cost: $324,838,164)			324,838,164

Total Investments (100.2%)

(Cost: $7,659,513,879)			7,773,500,024

Liabilities In Excess Of Other Assets (-0.2%)			(14,766,284)

Total Net Assets (100.0%)			$7,758,733,740

See accompanying Notes to Financial Statements.

11

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Purchased Options — Exchange Traded

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
PUT
U.S. Treasury 10-Year Future Option	127	5/21/21	4,250,000	$4,250,000	$66,406	$1,005,401	$(938,995)
U.S. Treasury 10-Year Future Option	131	5/21/21	5,198,000	5,198,000	974,625	2,991,218	(2,016,593)

					$1,041,031	$3,996,619	$(2,955,588)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (11)
Goldman Sachs & Co.	EUR	86,900,000	07/22/21	$104,780,657	$104,786,627	$5,970

Credit Default Swaps — Buy Protection

Notional Amount (12)	Expiration Date	Counterparty	Reference Entity	Fixed Deal Pay Rate	Payment Frequency	Unrealized Appreciation (Depreciation)	Premium Paid	Value (13)
OTC Swaps
$39,375,000	6/20/26	Bank of America	Federal Republic of Brazil 4.25 01/07/2025	1.0%	Quarterly	$(493,243)	$2,231,121	$1,737,878
118,125,000	6/20/26	Barclays Capital	Federal Republic of Brazil 4.25 01/07/2025	1.0%	Quarterly	(1,500,996)	6,714,632	5,213,636
43,375,000	6/20/26	Goldman Sachs International	United Mexican States 4.15 03/28/2027	1.0%	Quarterly	(485,983)	354,210	(131,773)
115,375,000	6/20/26	Barclays Capital	United Mexican States 4.15 03/28/2027	1.0%	Quarterly	(1,315,818)	965,309	(350,509)

						$(3,796,040)	$10,265,272	$6,469,232

See accompanying Notes to Financial Statements.

12

TCW Emerging Markets Income Fund

April 30, 2021

Notes to the Schedule of Investments:

EUR	Euro Currency.
USD	U.S. Dollar.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2021, the value of these securities amounted to $3,569,745,605 or 46.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2021, the value of these securities amounted to $1,980,594,827 or 25.5% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2021.
(4)	Perpetual maturity.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	Security is not accruing interest.
(7)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)	See options table for description of purchased options.
(10)	Rate disclosed is the 7-day net yield as of April 30, 2021.
(11)	Fund buys foreign currency, sells U.S. Dollar.
(12)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(13)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying Notes to Financial Statements.

13

TCW Emerging Markets Income Fund

Investments by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	3.3%
Building Materials	0.8
Chemicals	0.9
Commercial Services	1.2
Electric	3.9
Energy-Alternate Sources	0.2
Engineering & Construction	0.4
Foreign Government Bonds	67.6
Iron & Steel	0.9
Mining	2.0
Oil & Gas	8.6
Oil & Gas Services	0.3
Pipelines	1.6
Purchased Options	0.0 *
Real Estate	2.4
Telecommunications	1.6
Transportation	0.3
Money Market Investments	4.2

Total	100.2%

*	Amount rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

14

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2021

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$259,113,071	$—	$259,113,071
Building Materials	—	64,944,140	—	64,944,140
Chemicals	—	69,552,813	—	69,552,813
Commercial Services	—	96,098,858	—	96,098,858
Electric	—	304,062,092	—	304,062,092
Energy-Alternate Sources	—	14,476,928	—	14,476,928
Engineering & Construction	—	28,920,510	—	28,920,510
Foreign Government Bonds	—	5,225,870,404	17,856,321	5,243,726,725
Iron & Steel	—	71,418,033	—	71,418,033
Mining	—	154,691,623	—	154,691,623
Oil & Gas Services	—	22,046,104	—	22,046,104
Oil & Gas	—	669,163,499	—	669,163,499
Pipelines	—	122,952,041	—	122,952,041
Real Estate	—	182,515,546	—	182,515,546
Telecommunications	—	123,860,990	—	123,860,990
Transportation	—	20,077,856	—	20,077,856

Total Fixed Income Securities	—	7,429,764,508	17,856,321	7,447,620,829

Purchased Options	1,041,031	—	—	1,041,031

Money Market Investments	324,838,164	—	—	324,838,164

Total Investments	$325,879,195	$7,429,764,508	$17,856,321	$7,773,500,024

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	5,970	—	5,970
Swap Agreements
Credit Risk	—	6,951,514	—	6,951,514

Total	$325,879,195	$7,436,721,992	$17,856,321	$7,780,457,508

Liability Derivatives
Swap Agreements
Credit Risk	—	(482,282)	—	(482,282)

Total	$—	$(482,282)	$—	$(482,282)

See accompanying Notes to Financial Statements.

15

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 93.9% of Net Assets

Brazil — 8.4%

Brazil Letras do Tesouro Nacional Bills

0.00% (1)	01/01/23	BRL	30,000,000	$4,981,098

Brazil Notas do Tesouro Nacional, Series B

6.00%	05/15/35	BRL	1,550,000	1,227,447

Brazil Notas do Tesouro Nacional, Series F

10.00%	01/01/23	BRL	49,364,000	9,592,525

10.00%	01/01/25	BRL	7,693,000	1,511,197

10.00%	01/01/29	BRL	19,530,000	3,817,471

Total Brazil

(Cost: $21,559,435)				21,129,738

Chile — 2.2%

Bonos de la Tesoreria de la Republica

1.50%	03/01/26	CLP	870,076,835	1,301,660

2.00%	03/01/35	CLP	103,229,455	157,588

Bonos de la Tesoreria de la Republica en pesos

4.70% (2)	09/01/30	CLP	2,465,000,000	3,702,601

5.00%	03/01/35	CLP	295,000,000	444,713

Total Chile

(Cost: $5,742,362)				5,606,562

China — 9.9%

Agricultural Development Bank of China

3.06%	08/05/23	CNY	4,320,000	667,771

3.75%	01/25/29	CNY	45,720,000	7,169,771

China Development Bank

3.23%	01/10/25	CNY	55,930,000	8,645,966

3.48%	01/08/29	CNY	17,600,000	2,711,608

China Government Bond

3.27%	11/19/30	CNY	26,700,000	4,163,710

3.28%	12/03/27	CNY	9,600,000	1,497,165

Total China

(Cost: $23,563,745)				24,855,991

Colombia — 5.1%

Colombian TES

5.75%	11/03/27	COP	9,750,000,000	2,548,171

6.25%	11/26/25	COP	8,500,000,000	2,369,227

7.00%	06/30/32	COP	4,300,000,000	1,130,228

Colombian TES (Treasury) Bond, Series B

6.00%	04/28/28	COP	1,928,800,000	506,375

7.50%	08/26/26	COP	17,106,000,000	4,960,025

Empresas Publicas de Medellin ESP

8.38% (3)	11/08/27	COP	5,000,000,000	1,370,340

Total Colombia

(Cost: $13,650,822)				12,884,366

Issues	Maturity Date	Principal Amount		Value

Czech Republic — 4.1%

Czech Republic Government Bond

0.95% (2)	05/15/30	CZK	26,380,000	$1,150,343

1.00% (2)	06/26/26	CZK	84,100,000	3,834,815

2.00%	10/13/33	CZK	66,080,000	3,120,295

2.40% (2)	09/17/25	CZK	25,000,000	1,219,646

2.50% (2)	08/25/28	CZK	19,370,000	958,231

Total Czech Republic

(Cost: $10,158,450)				10,283,330

Egypt — 1.5%

Egypt Government Bond

14.06%	01/12/26	EGP	47,274,000	2,984,027

14.48%	04/06/26	EGP	10,300,000	659,364

Total Egypt

(Cost: $3,664,739)				3,643,391

Hungary — 4.0%

Hungary Government Bond

2.25%	04/20/33	HUF	223,300,000	709,131

2.50%	10/24/24	HUF	636,250,000	2,215,770

2.75%	12/22/26	HUF	370,940,000	1,305,083

3.00%	10/27/27	HUF	492,000,000	1,759,961

3.00%	08/21/30	HUF	1,134,220,000	4,011,450

Total Hungary

(Cost: $9,764,738)				10,001,395

Indonesia — 9.6%

Indonesia Treasury Bond

6.50%	06/15/25	IDR	24,183,000,000	1,735,250

6.50%	02/15/31	IDR	30,130,000,000	2,091,683

6.63%	05/15/33	IDR	3,330,000,000	229,377

7.00%	05/15/27	IDR	54,560,000,000	3,977,044

7.00%	09/15/30	IDR	16,343,000,000	1,170,224

7.50%	08/15/32	IDR	44,765,000,000	3,248,430

7.50%	06/15/35	IDR	5,800,000,000	414,653

7.50%	05/15/38	IDR	2,100,000,000	149,304

8.13%	05/15/24	IDR	3,313,000,000	248,618

8.38%	03/15/24	IDR	33,083,000,000	2,488,382

8.38%	09/15/26	IDR	38,054,000,000	2,941,684

8.38%	03/15/34	IDR	21,033,000,000	1,615,297

9.00%	03/15/29	IDR	45,392,000,000	3,638,902

Total Indonesia

(Cost: $22,720,339)				23,948,848

Kazakhstan — 0.4% (Cost: $1,057,798)

Development Bank of Kazakhstan

10.95% (3)	05/06/26	KZT	455,000,000	1,058,828

Malaysia — 5.7%

Malaysia Government Bond

3.48%	03/15/23	MYR	4,340,000	1,085,795

See accompanying Notes to Financial Statements.

16

TCW Emerging Markets Local Currency Income Fund

April 30, 2021

Issues	Maturity Date	Principal Amount		Value

Malaysia (Continued)

3.76%	05/22/40	MYR	8,950,000	$2,072,509

3.89%	08/15/29	MYR	8,750,000	2,248,590

3.90%	11/16/27	MYR	11,040,000	2,854,217

3.96%	09/15/25	MYR	10,750,000	2,775,150

4.18%	07/15/24	MYR	6,630,000	1,705,569

Malaysia Government Investment Issue

3.47%	10/15/30	MYR	5,670,000	1,409,057

Total Malaysia

(Cost: $13,859,511)				14,150,887

Mexico — 9.6%

Mexico Government Bond (BONOS)

5.75%	03/05/26	MXN	56,315,000	2,767,700

6.50%	06/09/22	MXN	44,530,000	2,249,621

7.50%	06/03/27	MXN	99,900,000	5,256,380

7.75%	05/29/31	MXN	72,155,600	3,796,891

8.50%	05/31/29	MXN	28,830,000	1,592,227

8.50%	11/18/38	MXN	56,000,000	3,015,259

10.00%	12/05/24	MXN	95,900,000	5,424,978

Total Mexico

(Cost: $24,670,856)				24,103,056

Peru — 2.1%

Peruvian Government International Bond

5.94%	02/12/29	PEN	1,570,000	451,108

6.15%	08/12/32	PEN	6,631,000	1,834,888

6.35% (2)	08/12/28	PEN	5,280,000	1,558,145

6.95% (2)	08/12/31	PEN	5,036,000	1,490,850

Total Peru

(Cost: $5,944,692)				5,334,991

Poland — 5.7%

Republic of Poland Government Bond

1.25%	10/25/30	PLN	14,618,000	3,705,029

2.50%	07/25/26	PLN	19,735,000	5,627,708

2.50%	04/25/24	PLN	15,300,000	4,297,592

3.25%	07/25/25	PLN	2,350,000	685,783

Total Poland

(Cost: $14,577,198)				14,316,112

Romania — 3.3%

Romania Government Bond

3.25%	04/29/24	RON	14,860,000	3,730,887

3.65%	07/28/25	RON	1,045,000	266,744

4.25%	06/28/23	RON	2,255,000	574,483

4.75%	02/24/25	RON	3,110,000	822,578

5.00%	02/12/29	RON	4,070,000	1,141,110

5.85%	04/26/23	RON	6,340,000	1,658,385

Total Romania

(Cost: $7,713,506)				8,194,187

Issues	Maturity Date	Principal Amount		Value

Russia — 6.6%

Russian Federal Bond — OFZ

4.50%	07/16/25	RUB	373,000,000	$4,633,420

6.90%	05/23/29	RUB	164,500,000	2,194,831

7.05%	01/19/28	RUB	128,000,000	1,734,599

7.25%	05/10/34	RUB	25,700,000	347,351

7.40%	12/07/22	RUB	228,000,000	3,115,887

7.65%	04/10/30	RUB	71,700,000	1,003,000

7.70%	03/16/39	RUB	53,000,000	748,659

8.15%	02/03/27	RUB	153,000,000	2,189,026

8.50%	09/17/31	RUB	43,300,000	640,477

Total Russia

(Cost: $17,589,351)				16,607,250

Serbia — 0.7% (Cost: $1,728,442)

Serbia Treasury Bond

4.50%	08/20/32	RSD	163,840,000	1,845,045

South Africa — 10.6%

South Africa Government Bond

6.25%	03/31/36	ZAR	74,577,526	3,434,961

7.00%	02/28/31	ZAR	43,100,000	2,467,907

8.00%	01/31/30	ZAR	148,550,000	9,471,376

8.25%	03/31/32	ZAR	100,700,000	6,108,289

8.50%	01/31/37	ZAR	91,136,941	5,099,774

Total South Africa

(Cost: $24,755,795)				26,582,307

Thailand — 3.8%

Thailand Government Bond

0.75%	06/17/24	THB	15,100,000	485,705

1.59%	12/17/35	THB	44,000,000	1,322,215

1.60%	12/17/29	THB	90,700,000	2,896,636

2.13%	12/17/26	THB	31,700,000	1,069,681

2.88%	12/17/28	THB	24,145,000	848,403

3.30%	06/17/38	THB	80,656,000	2,933,233

Total Thailand

(Cost: $9,791,274)				9,555,873

Turkey — 0.6%

Turkey Government Bond

10.50%	08/11/27	TRY	5,400,000	474,421

11.70%	11/13/30	TRY	5,800,000	508,864

12.60%	10/01/25	TRY	4,700,000	478,530

Total Turkey

(Cost: $1,936,750)				1,461,815

Total Fixed Income Securities

(Cost: $234,449,803)				235,563,972

See accompanying Notes to Financial Statements.

17

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues		Shares		Value

MONEY MARKET INVESTMENTS — 0.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.03% (4)			180,212	$180,212

Total Money Market Investments

(Cost: $180,212)				180,212

Issues	Maturity Date	Principal Amount

SHORT TERM INVESTMENTS — 3.3%

Foreign Government Bonds — 3.3%

Egypt — 3.3%

Egypt Treasury Bills

0.00% (1)	05/11/21	EGP	45,075,000	2,872,020

Issues	Maturity Date	Principal Amount		Value

Foreign Government Bonds (Continued)

Egypt (Continued)

0.00% (1)	07/20/21	EGP	30,000,000	$1,864,196

0.00% (1)	07/27/21	EGP	56,500,000	3,500,763

Total Egypt

(Cost: $8,222,117)				8,236,979

Total Foreign Government Bonds

(Cost: $8,222,117)				8,236,979

Total Short Term Investments

(Cost: $8,222,117)				8,236,979

Total Investments (97.3%)

(Cost: $242,852,132)				243,981,163

Excess Of Other Assets Over Liabilities (2.7%)				6,734,497

Total Net Assets (100.0%)				$250,715,660

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (5)
Bank of America, N.A.	BRL	4,565,112	05/10/21	$804,000	$841,005	$37,005
Bank of America, N.A.	INR	188,521,500	05/03/21	2,550,000	2,545,094	(4,906)
Bank of America, N.A.	PEN	1,944,075	06/22/21	525,000	513,250	(11,750)
Bank of America, N.A.	PLN	4,828,487	07/06/21	1,237,439	1,274,764	37,325
Bank of America, N.A.	RON	1,560,796	05/24/21	384,935	380,908	(4,027)
Bank of America, N.A.	RUB	131,444,573	06/18/21	1,704,482	1,740,865	36,383
Bank of America, N.A.	ZAR	28,921,568	05/25/21	1,907,792	1,987,730	79,938
Barclays Capital	IDR	18,440,100,000	08/03/21	1,260,000	1,265,829	5,829
Barclays Capital	MYR	25,152,000	05/24/21	6,210,030	6,134,631	(75,399)
Barclays Capital	RON	5,007,994	05/24/21	1,241,079	1,222,186	(18,893)
Barclays Capital	THB	348,927,415	07/06/21	11,141,725	11,202,062	60,337
Barclays Capital	TRY	31,348,800	03/29/22	3,110,000	3,163,405	53,405
BNP Paribas S.A.	PLN	14,430,000	07/06/21	3,821,357	3,809,650	(11,707)
Citibank N.A.	RUB	54,877,000	06/18/21	731,205	726,796	(4,409)
Citibank N.A.	ZAR	17,179,390	05/25/21	1,150,000	1,180,710	30,710
Goldman Sachs & Co.	BRL	26,854,794	05/10/21	4,671,486	4,947,307	275,821
Goldman Sachs & Co.	MYR	4,124,920	05/24/21	1,019,207	1,006,078	(13,129)
Goldman Sachs & Co.	PLN	3,349,500	07/06/21	875,000	884,298	9,298
Goldman Sachs & Co.	ZAR	18,076,435	05/25/21	1,261,000	1,242,363	(18,637)
JPMorgan Chase Bank	CLP	323,097,600	06/17/21	448,000	452,296	4,296
JPMorgan Chase Bank	RON	3,621,431	05/24/21	898,507	883,800	(14,707)
JPMorgan Chase Bank	RUB	144,771,840	07/23/21	1,888,000	1,907,496	19,496
Standard Chartered Bank	INR	188,521,500	05/03/21	2,545,616	2,545,094	(522)

				$51,385,860	$51,857,617	$471,757

SELL (6)
Bank of America, N.A.	INR	188,521,500	05/03/21	$2,545,616	$2,545,094	$522
Bank of America, N.A.	ZAR	36,629,021	05/25/21	2,500,956	2,517,451	(16,495)
Barclays Capital	MYR	5,122,000	05/24/21	1,238,096	1,249,268	(11,172)

See accompanying Notes to Financial Statements.

18

TCW Emerging Markets Local Currency Income Fund

April 30, 2021

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (Continued)
Barclays Capital	RON	5,028,030	05/24/21	$1,208,080	$1,227,076	$(18,996)
BNP Paribas S.A.	RON	5,162,192	05/24/21	1,255,000	1,259,818	(4,818)
Citibank N.A.	BRL	27,264,342	05/10/21	5,029,035	5,022,755	6,280
Citibank N.A.	RUB	186,321,573	06/18/21	2,498,000	2,467,662	30,338
Citibank N.A.	ZAR	36,614,406	05/25/21	2,503,635	2,516,446	(12,811)
JPMorgan Chase Bank	BRL	4,155,564	05/10/21	732,000	765,556	(33,556)
JPMorgan Chase Bank	ZAR	63,092,325	05/25/21	4,281,800	4,336,229	(54,429)
Standard Chartered Bank	INR	188,521,500	05/03/21	2,553,281	2,545,094	8,187

				$26,345,499	$26,452,449	$(106,950)

Notes to the Schedule of Investments:

BRL	Brazilian Real.
CLP	Chilean Peso.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EGP	Egyptian Pound.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
INR	Indian Rupee.
KZT	Kazakhstani Tenge.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
RSD	Serbian Dinar.
RUB	Russian Ruble.
THB	Thai Baht.
TRY	Turkish New Lira.
USD	U.S. Dollar.
ZAR	South African Rand.
(1)	Security is not accruing interest.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2021, the value of these securities amounted to $13,914,631 or 5.6% of net assets.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2021, the value of these securities amounted to $2,429,168 or 1.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Rate disclosed is the 7-day net yield as of April 30, 2021.
(5)	Fund buys foreign currency, sells U.S. Dollar.
(6)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

19

TCW Emerging Markets Local Currency Income Fund

Investments by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	7.6%
Electric	0.5
Foreign Government Bonds	85.8
Short Term Investments	3.3
Money Market Investments	0.1

Total	97.3%

See accompanying Notes to Financial Statements.

20

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2021

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$19,195,116	$—	$19,195,116
Electric	—	1,370,340	—	1,370,340
Foreign Government Bonds	—	214,998,516	—	214,998,516

Total Fixed Income Securities	—	235,563,972	—	235,563,972

Money Market Investments	180,212	—	—	180,212
Short-Term Investments	—	8,236,979	—	8,236,979

Total Investments	180,212	243,800,951	—	243,981,163

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	695,170	—	695,170

Total	$180,212	$244,496,121	$—	$244,676,333

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(330,363)	$—	$(330,363)

Total	$—	$(330,363)	$—	$(330,363)

See accompanying Notes to Financial Statements.

21

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 31.7% of Net Assets

Angola — 1.0%

Angolan Government International Bond

8.25% (1)	05/09/28	$225,000	$231,891

9.13% (1)	11/26/49	400,000	406,325

9.38% (1)	05/08/48	350,000	361,703

Total Angola

(Cost: $922,472)			999,919

Argentina — 0.4%

Argentine Republic Government International Bond

0.13%	07/09/30	370,026	131,841

0.13%	07/09/35	708,054	224,460

1.00%	07/09/29	55,555	21,033

Total Argentina

(Cost: $575,054)			377,334

Bahrain — 1.1%

Bahrain Government International Bond

5.25% (1)	01/25/33	400,000	389,707

6.00% (2)	09/19/44	400,000	375,020

7.50% (2)	09/20/47	250,000	264,675

Total Bahrain

(Cost: $1,029,709)			1,029,402

Bermuda — 0.2% (Cost: $200,000)

Investment Energy Resources, Ltd.

6.25% (1)	04/26/29	200,000	213,450

Brazil — 0.9%

Brazilian Government International Bond

2.88%	06/06/25	400,000	410,080

3.88%	06/12/30	200,000	198,669

CSN Islands XII Corp.

7.00% (2)(3)	06/23/21	200,000	202,620

Guara Norte Sarl

5.20% (1)	06/15/34	100,000	100,898

Total Brazil

(Cost: $878,631)			912,267

Chile — 0.8%

AES Gener S.A.

7.13% (USD 5-Year Swap rate + 4.644%) (1)(4)	03/26/79	200,000	213,000

Chile Government International Bond

2.55%	01/27/32	550,000	563,310

Total Chile

(Cost: $762,722)			776,310

China — 0.6%

China Evergrande Group

8.25% (2)	03/23/22	200,000	196,500

Issues	Maturity Date	Principal Amount	Value

China (Continued)

Easy Tactic, Ltd.

8.13% (2)	02/27/23	$200,000	$194,235

Kaisa Group Holdings, Ltd.

8.50% (2)	06/30/22	200,000	205,100

Total China

(Cost: $552,968)			595,835

Colombia — 1.0%

Banco GNB Sudameris S.A.

7.50% (U.S. 5-year Treasury Constant Maturity Rate + 6.660%) (1)(4)	04/16/31	150,000	154,732

Colombia Government International Bond

3.13%	04/15/31	200,000	195,960

4.13%	02/22/42	400,000	392,600

Grupo Aval, Ltd.

4.38% (1)	02/04/30	200,000	200,973

Total Colombia

(Cost: $940,748)			944,265

Costa Rica — 0.2% (Cost: $201,991)

Costa Rica Government International Bond

7.00% (2)	04/04/44	200,000	206,300

Dominican Republic — 1.2%

Dominican Republic International Bond

4.50% (1)	01/30/30	200,000	208,052

4.88% (1)	09/23/32	895,000	937,602

Total Dominican Republic

(Cost: $1,113,305)			1,145,654

Ecuador — 0.4%

Ecuador Government International Bond

0.50% (1)	07/31/35	326,710	223,796

0.50% (1)	07/31/40	208,900	123,878

Total Ecuador

(Cost: $283,303)			347,674

Egypt — 1.4%

Egypt Government International Bond

3.88% (1)	02/16/26	200,000	195,474

5.88% (1)	02/16/31	275,000	266,255

7.05% (1)	01/15/32	400,000	411,200

7.63% (1)	05/29/32	270,000	287,577

8.50% (2)	01/31/47	200,000	207,160

Total Egypt

(Cost: $1,379,362)			1,367,666

El Salvador — 0.5%

El Salvador Government International Bond

6.38% (2)	01/18/27	110,000	114,290

7.63% (2)	02/01/41	150,000	154,545

See accompanying Notes to Financial Statements.

22

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

El Salvador (Continued)

8.25% (2)	04/10/32	$165,000	$182,012

Total El Salvador

(Cost: $420,260)			450,847

Ghana — 0.9%

Ghana Government International Bond

7.88% (2)	02/11/35	200,000	197,420

8.13% (2)	03/26/32	500,000	505,700

8.95% (1)	03/26/51	200,000	198,945

Total Ghana

(Cost: $931,351)			902,065

Guatemala — 0.2% (Cost: $150,000)

Banco Industrial S.A.

4.88% (U.S. 5-year Treasury Constant Maturity Rate + 4.442%) (1)(4)	01/29/31	150,000	155,775

India — 0.9%

Adani Ports & Special Economic Zone, Ltd.

4.20% (1)	08/04/27	200,000	210,535

Cliffton, Ltd.

6.25% (1)	10/25/25	250,000	249,100

Network i2i, Ltd.

3.98% (U.S. 5-year Treasury Constant Maturity Rate + 3.390%) (1)(3)(4)	03/03/26	200,000	201,750

5.65% (U.S. 5-year Treasury Constant Maturity Rate + 4.274%) (2),(3),(4)	01/15/25	200,000	213,113

Total India

(Cost: $831,753)			874,498

Indonesia — 1.4%

Indonesia Asahan Aluminium Persero PT

4.75% (1)	05/15/25	225,000	244,863

6.53% (1)	11/15/28	250,000	303,640

Indonesia Government International Bond

4.20%	10/15/50	200,000	221,440

Minejesa Capital B.V.

5.63% (1)	08/10/37	200,000	212,500

Perusahaan Penerbit SBSN Indonesia III

4.15% (2)	03/29/27	300,000	334,710

Total Indonesia

(Cost: $1,219,929)			1,317,153

Israel — 0.5%

Energean Israel Finance, Ltd.

4.50% (1)	03/30/24	35,000	35,986

5.88% (1)	03/30/31	264,300	272,890

Issues	Maturity Date	Principal Amount		Value

Israel (Continued)

Leviathan Bond, Ltd.

6.50% (1)	06/30/27		$69,000	$76,866

6.75% (1)	06/30/30		119,000	133,863

Total Israel

(Cost: $505,645)				519,605

Ivory Coast — 0.7%

Ivory Coast Government International Bond

4.88% (1)	01/30/32	EUR	320,000	387,598

6.88% (1)	10/17/40	EUR	200,000	261,032

Total Ivory Coast

(Cost: $633,923)				648,630

Kazakhstan — 0.7%

KazMunayGas National Co. JSC

3.50% (1)	04/14/33		$400,000	415,320

5.75% (2)	04/19/47		200,000	240,979

Total Kazakhstan

(Cost: $632,735)				656,299

Kenya — 0.2% (Cost: $244,161)

Kenya Government International Bond

7.00% (2)	05/22/27		225,000	245,336

Lebanon — 0.1% (Cost: $239,512)

Lebanon Government International Bond

8.25% (5)	05/17/34		870,000	110,603

Malaysia — 0.2% (Cost: $200,000)

Petronas Capital, Ltd.

3.40% (1)	04/28/61		200,000	197,020

Mexico — 2.5%

Banco Mercantil del Norte S.A.

6.88% (U.S. 5-year Treasury Constant Maturity Rate + 5.035%) (1),(3),(4)	07/06/22		200,000	206,250

Cemex SAB de CV

3.88% (1)	07/11/31		400,000	395,880

Mexico Government International Bond

2.66%	05/24/31		200,000	192,838

4.28%	08/14/41		400,000	408,920

Petroleos Mexicanos

5.35%	02/12/28		75,000	73,774

5.95%	01/28/31		290,000	281,416

6.49%	01/23/27		65,000	68,819

6.50%	03/13/27		90,000	95,292

6.63%	06/15/35		359,000	346,758

6.75%	09/21/47		340,000	301,056

Total Mexico

(Cost: $2,306,732)				2,371,003

See accompanying Notes to Financial Statements.

23

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Morocco — 0.4% (Cost: $393,146)

Morocco Government International Bond

3.00% (1)	12/15/32	$400,000	$381,880

Nigeria — 1.1%

Nigeria Government International Bond

7.14% (1)	02/23/30	600,000	637,494

7.63% (2)	11/28/47	200,000	201,920

7.70% (1)	02/23/38	200,000	206,292

Total Nigeria

(Cost: $934,517)			1,045,706

Oman — 1.4%

Oman Government International Bond

6.00% (2)	08/01/29	450,000	479,475

6.25% (1)	01/25/31	200,000	215,780

6.50% (2)	03/08/47	200,000	196,680

OQ SAOC

5.13% (1)	05/06/28	200,000	203,000

Oryx Funding, Ltd.

5.80% (1)	02/03/31	200,000	212,720

Total Oman

(Cost: $1,282,959)			1,307,655

Pakistan — 0.7%

Pakistan Government International Bond

6.00% (1)	04/08/26	200,000	206,160

6.88% (2)	12/05/27	235,000	246,727

8.88% (1)	04/08/51	200,000	214,892

Total Pakistan

(Cost: $656,376)			667,779

Panama — 0.8%

Panama Government International Bond

2.25%	09/29/32	200,000	191,452

3.16%	01/23/30	400,000	419,568

3.87%	07/23/60	200,000	200,220

Total Panama

(Cost: $845,268)			811,240

Paraguay — 0.2% (Cost: $188,000)

Paraguay Government International Bond

5.60% (2)	03/13/48	200,000	228,302

Peru — 0.5%

Peruvian Government International Bond

1.86%	12/01/32	210,000	191,677

2.78%	01/23/31	165,000	165,528

Volcan Cia Minera SAA

4.38% (1)	02/11/26	95,000	93,955

Total Peru

(Cost: $467,851)			451,160

Issues	Maturity Date	Principal Amount		Value

Qatar — 1.3%

Ooredoo International Finance, Ltd

2.63% (1)	04/08/31		$200,000	$202,420

Qatar Government International Bond

3.75% (1)	04/16/30		700,000	785,246

4.40% (1)	04/16/50		200,000	233,139

Total Qatar

(Cost: $1,233,404)				1,220,805

Romania — 0.6%

Romanian Government International Bond

2.63% (1)	12/02/40	EUR	182,000	215,600

3.00% (1)	02/14/31		$348,000	354,870

Total Romania

(Cost: $575,255)				570,470

Saudi Arabia — 1.5%

Saudi Government International Bond

2.25% (1)	02/02/33		800,000	756,500

2.75% (1)	02/03/32		200,000	200,875

3.45% (1)	02/02/61		325,000	306,312

3.75% (2)	01/21/55		200,000	198,763

Total Saudi Arabia

(Cost: $1,488,124)				1,462,450

Senegal — 0.1% (Cost: $115,599)

Senegal Government International Bond

4.75% (2)	03/13/28	EUR	100,000	125,234

South Africa — 1.3%

Eskom Holdings SOC, Ltd.

6.35% (2)	08/10/28		$400,000	435,708

7.13% (2)	02/11/25		200,000	210,308

Sasol Financing USA LLC

4.38%	09/18/26		200,000	204,740

South Africa Government Bond

5.75%	09/30/49		200,000	193,320

South Africa Government International Bond

5.00%	10/12/46		200,000	180,342

Total South Africa

(Cost: $1,224,366)				1,224,418

Thailand — 0.2% (Cost: $200,000)

Bangkok Bank PCL/Hong Kong

5.00% (U.S. 5-year Treasury Constant Maturity Rate + 4.729%) (1),(3),(4)	09/23/25		200,000	211,260

Turkey — 1.2%

Turkey Government International Bond

5.25%	03/13/30		340,000	312,755

5.88%	06/26/31		560,000	527,625

See accompanying Notes to Financial Statements.

24

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2021

Issues	Maturity Date	Principal Amount	Value

Turkey (Continued)

6.13%	10/24/28	$325,000	$321,347

Total Turkey

(Cost: $1,151,202)			1,161,727

Ukraine — 1.0%

Ukraine Government International Bond

0.00% (2),(6)	05/31/40	554,000	586,686

7.75% (2)	09/01/26	220,000	237,886

7.75% (2)	09/01/27	100,000	107,525

Total Ukraine

(Cost: $715,539)			932,097

United Arab Emirates — 1.0%

Abu Dhabi Government International Bond

1.70% (2)	03/02/31	400,000	382,480

Galaxy Pipeline Assets Bidco, Ltd.

2.16% (1)	03/31/34	200,000	196,619

2.63% (1)	03/31/36	400,000	388,688

Total United Arab Emirates

(Cost: $995,547)			967,787

Uruguay — 0.3%

Uruguay Government International Bond

4.38%	01/23/31	180,829	210,611

4.98%	04/20/55	55,830	69,073

Total Uruguay

(Cost: $243,196)			279,684

Venezuela — 0.1%

Venezuela Government International Bond

9.25% (5),(7)	09/15/27	550,000	57,750

9.25% (2),(5),(7)	05/07/28	787,000	82,635

Total Venezuela

(Cost: $413,469)			140,385

Total Fixed Income Securities

(Cost: $30,280,084)			30,554,949

		Shares

COMMON STOCK — 65.8%

Argentina — 2.0% (Cost: $808,221)

MercadoLibre, Inc. (8)		1,230	1,932,305

Brazil — 4.0%

JBS S.A.		88,800	493,001

Pet Center Comercio e Participacoes S.A. (8)		133,000	592,528

Raia Drogasil S.A.		231,500	1,122,243

Ser Educacional S.A.		218,900	520,091

StoneCo, Ltd. (8)		7,800	504,192

Tegma Gestao Logistica S.A.		142,900	596,333

Total Brazil

(Cost: $3,180,949)			3,828,388

Issues	Shares	Value

China — 28.5%

China Hongqiao Group, Ltd.	$340,000	$536,714

Contemporary Amperex Technology Co., Ltd.	28,184	1,693,682

Galaxy Entertainment Group, Ltd. (8)	200,000	1,755,828

GDS Holdings, Ltd. (ADR) (8)	15,500	1,286,035

Geely Automobile Holdings, Ltd.	109,000	283,944

Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd.	591,600	528,741

Innovent Biologics, Inc. (8)	60,000	650,883

JD.com, Inc. (ADR) (8)	3,500	270,760

Kingdee International Software Group Co., Ltd.	138,000	454,509

Kweichow Moutai Co., Ltd.	3,600	1,112,189

KWG Property Holdings, Ltd.	283,500	454,226

LONGi Green Energy Technology Co., Ltd.	66,200	1,009,883

Meituan Dianping — Class B (8)	47,800	1,829,723

New Oriental Education & Technology Group, Inc. (SP ADR) (8)	72,010	1,098,873

NIO, Inc. (ADR) (8)	12,600	501,984

Pharmaron Beijing Co., Ltd. — Class H	85,750	1,770,660

Shenzhen International Holdings, Ltd.	284,500	472,953

Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	12,800	918,829

Sino-Ocean Group Holdings, Ltd.	2,143,500	476,234

Tencent Holdings, Ltd.	71,812	5,729,250

WuXi AppTec Co., Ltd. — Class H	70,224	1,654,731

Wuxi Biologics Cayman, Inc. (8)	153,000	2,148,031

Yifeng Pharmacy Chain Co., Ltd.	62,390	864,950

Total China

(Cost: $19,122,555)		27,503,612

Cyprus — 0.3% (Cost: $301,294)

Ozon Holdings PLC (ADR) (8)	5,000	310,950

Egypt — 0.4% (Cost: $352,500)

Commercial International Bank Egypt SAE	100,000	364,071

France — 0.8% (Cost: $399,975)

Hermes International	600	754,037

India — 5.2%

Apollo Hospitals Enterprise, Ltd.	12,200	526,725

Avenue Supermarts, Ltd. (8)	36,330	1,391,139

IRB Infrastructure Developers, Ltd.	321,000	451,571

Reliance Industries, Ltd.	28,315	761,250

Reliance Industries, Ltd.	3,214	46,467

Sequent Scientific, Ltd. (8)	113,500	446,570

Shriram Transport Finance Co., Ltd.	75,759	1,367,127

Total India

(Cost: $3,552,483)		4,990,849

See accompanying Notes to Financial Statements.

25

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

Malaysia — 0.3% (Cost: $271,027)

Greatech Technology BHD (8)	$183,200	$267,827

Mexico — 0.4% (Cost: $341,368)

Banco del Bajio S.A. (8)	217,400	346,879

Poland — 0.6% (Cost: $504,829)

Polskie Gornictwo Naftowe i Gazownictwo S.A.	317,000	549,955

Russia — 2.5%

X5 Retail Group NV (GDR)	27,424	841,917

Yandex N.V. (8)	24,400	1,599,420

Total Russia

(Cost: $1,791,769)		2,441,337

Singapore — 1.3% (Cost: $810,762)

Sea, Ltd. (SP ADR) (8)	4,900	1,237,446

South Africa — 0.4% (Cost: $339,888)

Kumba Iron Ore, Ltd.	8,000	362,412

South Korea — 5.4%

Doosan Co., Ltd.	10,800	612,535

Hansol Paper Co., Ltd.	37,800	528,730

HDC Holdings Co., Ltd.	48,000	522,461

Kakao Corp. (8)	11,750	1,196,464

Kia Corp.	6,400	443,919

NAVER Corp.	1,600	515,235

NCSoft Corp.	750	557,908

Samsung Biologics Co., Ltd. (8)	1,150	826,517

Total South Korea

(Cost: $3,849,875)		5,203,769

Taiwan — 10.8%

ASPEED Technology, Inc.	8,200	612,089

Chailease Holding Co., Ltd.	91,160	656,905

Kuoyang Construction Co., Ltd.	340,000	425,097

Phison Electronics Corp.	27,000	577,902

Ruentex Development Co., Ltd.	239,000	453,237

Syncmold Enterprise Corp.	155,000	497,639

Taiwan Semiconductor Manufacturing Co., Ltd.	325,000	6,844,372

United Microelectronics Corp. (SP ADR)	35,000	347,200

Total Taiwan

(Cost: $5,153,874)		10,414,441

Issues	Shares	Value

Thailand — 0.7%

Jasmine International PCL (NVDR)	$5,102,900	$475,224

Ngern Tid Lor PCL (8)	155,000	181,694

Total Thailand

(Cost: $653,821)		656,918

Turkey — 0.2% (Cost: $292,673)

Arcelik A.S.	59,900	248,303

United Kingdom — 0.7% (Cost: $376,878)

Genus PLC	10,300	725,221

United States — 1.3% (Cost: $372,500)

Applied Materials, Inc.	9,500	1,260,745

Total Common Stock

(Cost: $42,477,241)		63,399,465

PREFERRED STOCK — 0.3%

South Korea — 0.3% (Cost: $273,830)

Samsung Electronics Co., Ltd. 0.71%	4,000	262,617

Total Preferred Stock

(Cost: $273,830)		262,617

Purchased Options (9) (0.0%)

(Cost: $21,762)		4,969

MONEY MARKET INVESTMENTS — 3.5%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.03% (10)	3,322,917	3,322,917

Total Money Market Investments

(Cost: $3,322,917)		3,322,917

Total Investments (101.3%)

(Cost: $76,375,834)		97,544,917

Liabilities In Excess Of Other Assets (-1.3%)		(1,217,177)

Total Net Assets (100.0%) $96,327,740

See accompanying Notes to Financial Statements.

26

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2021

Purchased Options — Exchange Traded

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
PUT
U.S. Treasury 10-Year Future Option	127	5/21/21	$30,000	$30,000	$469	$7,097	$(6,628)
U.S. Treasury 10-Year Future Option	131	5/21/21	24,000	24,000	4,500	14,665	(10,165)

					$4,969	$21,762	$(16,793)

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	Contracts at Value	In Exchange for U.S. Dollars	Unrealized Appreciation (Depreciation)
SELL (11)
Goldman Sachs & Co.	EUR	361,000	07/22/21	$435,280	$435,305	$25

Credit Default Swaps — Buy Protection

Notional Amount (12)	Maturity Date	Counterparty & Reference Entity		Fixed Deal Pay Rate	Payment Frequency	Unrealized Appreciation (Depreciation)	Premiums Paid	Value (13)
OTC Swaps
150,000	6/20/26	Bank of America	Federal Republic of Brazil 4.25 01/07/2025	1.0%	Quarterly	$(1,689)	$8,309	$6,620
450,000	6/20/26	Barclays Capital	Federal Republic of Brazil 4.25 01/07/2025	1.0%	Quarterly	(5,132)	24,993	19,861
150,000	6/20/26	Goldman Sachs International	United Mexican States 4.15 03/28/2027	1.0%	Quarterly	(1,653)	1,197	(456)
450,000	6/20/26	Barclays Capital	United Mexican States 4.15 03/28/2027	1.0%	Quarterly	(5,045)	3,679	(1,366)

						$(13,519)	$38,178	$24,659

Notes to the Schedule of Investments:

ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
GDR	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
NVDR	Non-Voting Depositary Receipt.
EUR	Euro Currency.
USD	U.S. Dollar.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2021, the value of these securities amounted to $15,310,028 or 15.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2021, the value of these securities amounted to $7,760,044 or 8.1% of net assets.
(3)	Perpetual maturity.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2021.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

See accompanying Notes to Financial Statements.

27

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	Non-income producing security.
(9)	See options table for description of purchased options.
(10)	Rate disclosed is the 7-day net yield as of April 30, 2021.
(11)	Fund sells foreign currency, buys U.S. Dollar.
(12)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(13)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit worthiness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying Notes to Financial Statements.

28

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Sector (Unaudited)	April 30, 2021

Sector	Percentage of Net Assets
Agriculture	0.7%
Apparel	0.8
Auto Manufacturers	1.3
Banks	1.7
Beverages	1.2
Biotechnology	1.5
Building Materials	0.4
Chemicals	1.3
Commercial Services	2.9
Computers	0.6
Diversified Financial Services	2.3
Electric	1.3
Electrical Components & Equipment	1.8
Energy-Alternate Sources	1.3
Engineering & Construction	0.7
Food	2.8
Foreign Government Bonds	22.3
Forest Products & Paper	0.5
Health Care-Products	1.0
Health Care-Services	6.3
Home Furnishings	0.3
Internet	15.8
Iron & Steel	0.6
Lodging	1.8
Machinery-Diversified	1.4
Mining	1.2
Oil & Gas	4.3
Oil & Gas Services	0.1
Pharmaceuticals	0.5
Pipelines	0.6
Purchased Options	0.0 *
Real Estate	2.5
Retail	2.7
Semiconductors	9.7
Software	0.5
Telecommunications	2.5
Transportation	0.6
Money Market Investments	3.5

Total	101.3%

*	Amount rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

29

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)

Country	Percentage of Net Assets
Angola	1.0%
Argentina	2.4
Bahrain	1.1
Bermuda	0.2
Brazil	4.9
Chile	0.8
China	29.2
Colombia	1.0
Costa Rica	0.2
Cyprus	0.3
Dominican Republic	1.2
Ecuador	0.4
Egypt	1.8
El Salvador	0.5
France	0.8
Ghana	0.9
Guatemala	0.2
India	6.1
Indonesia	1.4
Israel	0.5
Ivory Coast	0.7
Kazakhstan	0.7
Kenya	0.3
Lebanon	0.1
Malaysia	0.5
Mexico	2.7
Morocco	0.4
Nigeria	1.1
Oman	1.4
Pakistan	0.7
Panama	0.8
Paraguay	0.2
Peru	0.5
Poland	0.6
Qatar	1.3
Romania	0.6
Russia	2.5
Saudi Arabia	1.5
Senegal	0.1
Singapore	1.3
South Africa	1.6
South Korea	5.7
Taiwan	10.7
Thailand	0.9
Turkey	1.5
Ukraine	1.0
United Arab Emirates	1.0
United Kingdom	0.8
United States	4.8
Uruguay	0.3
Venezuela	0.1

Total	101.3%

See accompanying Notes to Financial Statements.

30

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	April 30, 2021

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$928,990	$—	$928,990
Building Materials	—	395,880	—	395,880
Chemicals	—	204,740	—	204,740
Commercial Services	—	210,535	—	210,535
Electric	—	1,284,236	—	1,284,236
Energy-Alternate Sources	—	213,450	—	213,450
Engineering & Construction	—	249,100	—	249,100
Foreign Government Bonds	—	21,440,193	140,385	21,580,578
Iron & Steel	—	202,620	—	202,620
Mining	—	642,458	—	642,458
Oil & Gas Services	—	100,898	—	100,898
Oil & Gas	—	2,743,039	—	2,743,039
Pipelines	—	585,307	—	585,307
Real Estate	—	595,835	—	595,835
Telecommunications	—	617,283	—	617,283

Total Fixed Income Securities	—	30,414,564	140,385	30,554,949

Common Stock
Agriculture	—	725,221	—	725,221
Apparel	—	754,037	—	754,037
Auto Manufacturers	501,984	727,863	—	1,229,847
Banks	346,879	364,071	—	710,950
Beverages	—	1,112,189	—	1,112,189
Biotechnology	—	1,477,400	—	1,477,400
Chemicals	—	1,051,202	—	1,051,202
Commercial Services	2,123,155	472,953	—	2,596,108
Computers	—	577,902	—	577,902
Diversified Financial Services	181,694	2,024,031	—	2,205,725
Electrical Components & Equipment	—	1,693,682	—	1,693,682
Energy-Alternate Sources	—	1,009,883	—	1,009,883
Engineering & Construction	—	451,571	—	451,571
Food	1,334,918	1,391,139	—	2,726,057
Forest Products & Paper	—	528,729	—	528,729
Health Care-Products	—	918,829	—	918,829
Health Care-Services	—	6,100,147	—	6,100,147
Home Furnishings	—	248,303	—	248,303
Internet	5,350,882	9,828,580	—	15,179,462
Iron & Steel	—	362,412	—	362,412
Lodging	—	1,755,828	—	1,755,828
Machinery-Diversified	267,827	1,110,174	—	1,378,001
Mining	—	536,714	—	536,714
Oil & Gas	—	1,357,673	—	1,357,673
Pharmaceuticals	—	446,570	—	446,570
Real Estate	—	1,808,794	—	1,808,794
Retail	1,714,771	864,950	—	2,579,721

See accompanying Notes to Financial Statements.

31

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited) (Continued)	April 30, 2021

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Semiconductors	$1,607,945	$7,456,462	$—	$9,064,407
Software	—	454,509	—	454,509
Telecommunications	1,286,035	475,224	—	1,761,259
Transportation	596,333	—	—	596,333

Total Common Stock	15,312,423	48,087,042	—	63,399,465

Preferred Stock
Semiconductors	—	262,617	—	262,617

Total Preferred Stock	—	262,617	—	262,617
Purchase Options	4,969	—	—	4,969
Money Market Investments	3,322,917	—	—	3,322,917

Total Investments	$18,640,309	$78,764,223	$140,385	$97,544,917

Asset Derivatives
Forward Current Contracts
Foreign Currency Risk	—	25	—	25
Swap Agreements
Credit Risk	—	26,481	—	26,481

Total	$18,640,309	$78,790,729	$140,385	$97,571,423

Liability Derivatives
Swap Agreements
Credit Risk	$—	$(1,822)	$—	$(1,822)

Total	$—	$(1,822)	$—	$(1,822)

See accompanying Notes to Financial Statements.

32

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2021

	TCW Developing Markets Equity Fund	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund	TCW Emerging Markets Multi-Asset Opportunities Fund
ASSETS
Investments, at Value (1)	$7,590,855	$7,773,500,024	$243,981,163	$97,544,917
Foreign Currency, at Value (2)	189	8,420,254	2,885,309	35
Receivable for Securities Sold	—	70,813,375	2,473,727	209,218
Receivable for Fund Shares Sold	—	19,531,615	1,073,461	3,000
Interest and Dividends Receivable	3,586	83,617,950	4,055,420	377,682
Foreign Tax Reclaims Receivable	256	—	—	3,008
Receivable from Investment Advisor	15,859	171,384	25,298	22,216
Unrealized Appreciation on Open Forward Foreign Currency Contracts	—	5,970	695,170	25
Cash Collateral Held for Brokers	—	7,080,001	400,000	—
Open Swap Agreements, at Value	—	6,951,514	—	26,481
Prepaid Expenses	13,062	84,714	49,441	30,716

Total Assets	7,623,807	7,970,176,801	255,638,989	98,217,298

LIABILITIES
Distributions Payable	—	10,708,609	16,941	—
Payable for Securities Purchased	62,431	173,232,261	3,583,006	1,118,670
Payable for Fund Shares Redeemed	—	13,577,454	326,259	347,084
Accrued Capital Gain Withholding Taxes	18,596	—	69,495	219,467
Accrued Directors’ Fees and Expenses	731	731	731	731
Deferred Accrued Directors’ Fees and Expenses	1,717	1,717	1,717	1,717
Accrued Management Fees	4,861	4,710,950	154,292	71,554
Accrued Distribution Fees	467	73,179	6,755	1,763
Interest Payable on Swap Agreements	—	351,389	—	1,333
Open Swap Agreements, at Value	—	482,282	—	1,822
Collateral Pledged by Brokers	—	6,460,000	260,000	—
Unrealized Depreciation on Open Forward Foreign Currency Contracts	—	—	330,363	—
Transfer Agent Fees Payable	3,986	854,555	29,206	16,995
Administration Fee Payable	7,125	310,405	18,534	11,978
Audit Fees Payable	9,178	23,544	16,935	16,792
Accounting Fees Payable	1,134	189,897	8,792	3,664
Custodian Fees Payable	25,634	127,450	92,403	67,988
Legal Fees Payable	59	25,692	1,094	336
Other Accrued Expenses	3,099	312,946	6,806	7,664

Total Liabilities	139,018	211,443,061	4,923,329	1,889,558

NET ASSETS	$7,484,789	$7,758,733,740	$250,715,660	$96,327,740

See accompanying Notes to Financial Statements.

33

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited) (Continued)	April 30, 2021

	TCW Developing Markets Equity Fund	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund	TCW Emerging Markets Multi-Asset Opportunities Fund
NET ASSETS CONSIST OF:
Paid-in Capital	$5,275,430	$8,544,372,592	$278,986,286	$78,633,642
Accumulated Earnings (Loss)	2,209,359	(785,638,852)	(28,270,626)	17,694,098

NET ASSETS	$7,484,789	$7,758,733,740	$250,715,660	$96,327,740

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$5,185,122	$5,152,007,835	$216,505,906	$87,867,286

N Class Share	$2,299,667	$422,297,106	$34,209,754	$8,460,454

Plan Class Share	$—	$2,184,428,799	$—	$—

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	366,204	631,972,718	24,382,520	6,540,571

N Class Share	162,502	40,150,116	3,862,055	633,337

Plan Class Share	—	268,173,123	—	—

NET ASSET VALUE PER SHARE: (4)
I Class Share	$14.16	$8.15	$8.88	$13.43

N Class Share	$14.15	$10.52	$8.86	$13.36

Plan Class Share	$—	$8.15	$—	$—

(1)

The identified cost for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund at April 30, 2021 was $5,395,434, $7,659,513,879, $242,852,132 and $76,375,834, respectively.

(2)

The identified cost for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund at April 30, 2021 was $188, $8,450,682, $2,881,633 and $36, respectively.

(3)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, N Class and Plan Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

34

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2021

	TCW Developing Markets Equity Fund		TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund		TCW Emerging Markets Multi-Asset Opportunities Fund
INVESTMENT INCOME
Income:
Dividends	$21,342	(1)	$—	$—		$194,929	(1)
Interest	—		183,114,482 (2)	5,613,657	(2)	798,455

Total	21,342		183,114,482	5,613,657		993,384

Expenses:
Management Fees	28,633		27,489,212	911,932		447,408
Accounting Services Fees	1,042		198,392	7,698		3,725
Administration Fees	7,021		314,906	17,845		11,841
Transfer Agent Fees:
I Class	3,034		1,611,797	48,678		27,185
N Class	2,995		129,508	14,782		7,567
Plan Class	—		13,272	—		—
Custodian Fees	26,900		103,831	80,158		64,387
Professional Fees	13,552		70,454	21,376		20,890
Directors’ Fees and Expenses	19,810		19,810	19,810		19,810
Registration Fees:
I Class	8,116		113,361	12,701		8,547
N Class	8,116		12,574	9,687		8,258
Plan Class	—		14,731	—		—
Distribution Fees:
N Class	2,714		357,120	37,883		11,744
Tax Agent Fees	1,530		—	—		—
Other	4,862		514,051	16,788		10,778

Total	128,325		30,963,019	1,199,338		642,140

Less Expenses Borne by Investment Advisor:
I Class	54,724		126,503	97,887		109,473
N Class	32,080		273,244	60,353		26,152
Plan Class	—		119,932	—		—

Net Expenses	41,521		30,443,340	1,041,098		506,515

Net Investment Income (Loss)	(20,179)		152,671,142	4,572,559		486,869

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	813,679	(3)	116,947,990	(1,468,785	) (3)	8,694,255	(3)
Foreign Currency	(8,767)		(259,464)	(26,791)		(77,557)
Foreign Currency Forward Contracts	—		195,010	(158,894)		875
Options Written	—		533,445	14,549		1,922
Swap Agreements	—		371,181	—		523
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	419,142	(4)	82,481,213	5,647,753	(4)	2,523,307	(4)
Foreign Currency	8		(84,531)	(31,396)		(390)
Foreign Currency Forward Contracts	—		5,970	1,038,880		25
Swap Agreements	—		(3,796,040)	—		(13,519)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	1,224,062		196,394,774	5,015,316		11,129,441

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,203,883		$349,065,916	$9,587,875		$11,616,310

(1)	Net of foreign taxes withheld of $3,398 and $33,185 for the TCW Developing Markets Equity Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund, respectively.
(2)	Net of foreign taxes withheld of $5,716 and $314,333 for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund, respectively.
(3)

Net of capital gain withholding taxes of $1,151, $98,300 and $112,579 for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund, respectively.

(4)

Net of capital gain withholding taxes of $18,596, $62,019 and $219,467 for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund, respectively.

See accompanying Notes to Financial Statements.

35

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Developing Markets Equity Fund		TCW Emerging Markets Income Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
OPERATIONS
Net Investment Income (Loss)	$(20,179)	$8,578	$152,671,142	$308,612,314
Net Realized Gain (Loss) on Investments, Options Written, Swap Agreements and Foreign Currency Transactions	804,912	44,923	117,788,162	(338,193,361)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Transactions and Swap Agreements	419,150	917,665	78,606,612	(105,419,880)

Increase (Decrease) in Net Assets Resulting from Operations	1,203,883	971,166	349,065,916	(135,000,927)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(8,519)	(48,424)	(180,453,898)	(264,163,379)

NET CAPITAL SHARE TRANSACTIONS
I Class	33,504	(411,831)	(882,280,368)	573,962,838
N Class	81,061	17,677	152,887,544	(41,759,889)
Plan Class	—	—	1,691,540,529	505,891,393

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	114,565	(394,154)	962,147,705	1,038,094,342

Increase in Net Assets	1,309,929	528,588	1,130,759,723	638,930,036
NET ASSETS
Beginning of period	6,174,860	5,646,272	6,627,974,017	5,989,043,981

End of period	$7,484,789	$6,174,860	$7,758,733,740	$6,627,974,017

See accompanying Notes to Financial Statements.

36

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Emerging Markets Local Currency Income Fund		TCW Emerging Markets Multi-Asset Opportunities Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
OPERATIONS
Net Investment Income	$4,572,559	$11,510,009	$486,869	$1,843,526
Net Realized Gain (Loss) on Investments, Options Written, Swap Agreements and Foreign Currency Transactions	(1,639,921)	(13,373,717)	8,620,018	(2,586,133)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Transactions and Swap Agreements	6,655,237	(14,775,718)	2,509,423	9,209,533

Increase (Decrease) in Net Assets Resulting from Operations	9,587,875	(16,639,426)	11,616,310	8,466,926

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(2,522,052)	(2,682,634)	(1,350,163)	(3,149,794)
Return of Capital	—	(1,042,577)	—	—

Total Distributions to Shareholders	(2,522,052)	(3,725,211)	(1,350,163)	(3,149,794)

NET CAPITAL SHARE TRANSACTIONS
I Class	17,363,311	(9,987,358)	(5,822,193)	(8,000,705)
N Class	8,277,757	(618,188)	(1,306,399)	(3,340,090)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	25,641,068	(10,605,546)	(7,128,592)	(11,340,795)

Increase (Decrease) in Net Assets	32,706,891	(30,970,183)	3,137,555	(6,023,663)
NET ASSETS
Beginning of period	218,008,769	248,978,952	93,190,185	99,213,848

End of period	$250,715,660	$218,008,769	$96,327,740	$93,190,185

See accompanying Notes to Financial Statements.

37

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that currently offers 18 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries. The Fund generally invests in at least four Emerging Market Countries.
Non-Diversified Fixed Income Fund

TCW Emerging Markets Local Currency Income Fund	Seeks to provide high total return from current income and capital appreciation through investment in debt securities denominated in the local currencies of various emerging market countries; invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by non-financial companies, financial institutions and government entities in emerging market countries denominated in the local currencies of an issuer and in derivative instruments that provide investment exposure to such securities.
Diversified International Equity Fund

TCW Developing Markets Equity Fund	Seeks long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies and financial institutions domiciled or with primary business operations in, or with the majority of their net assets in or revenues or net income deriving from, developing market countries. The Fund may invest up to 20% of its net assets, plus any borrowings for investment purposes, in derivative instruments.

38

TCW Funds, Inc.

April 30, 2021

Note 1 — Organization (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Balanced Fund

TCW Emerging Markets Multi-Asset Opportunities Fund	Seeks current income and long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt and equity securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries.

All of the Funds currently offer two classes of shares: I Class and N Class, except for the TCW Emerging Markets Income Fund, which also offers Plan Class shares. The three classes of a Fund are substantially the same except that the Class N shares are subject to a distribution fee (see Note 7).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ, which may not be the last sale price. Investments in open-end mutual funds including money market funds are valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers.

The Company has adopted, after the approval by the Company’s Board of Directors (the “Board,” and each member thereof, a “Director”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zones differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by the

39

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Advisor’s Pricing Committee in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

40

TCW Funds, Inc.

April 30, 2021

Note 2 — Significant Accounting Policies (Continued)

Fair Value Measurements:    Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Credit default swaps.    Credit default swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized in Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized in Level 2 of the fair value hierarchy.

Foreign currency contracts.    The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Money market funds.    Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Options contracts.    Options contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments are valued using market price quotations and are reflected in Level 1 or Level 2 of the fair value hierarchy.

41

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

U.S. and foreign government and agency securities.    Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The summary of the inputs used as of April 30, 2021 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Emerging Markets Income Fund	TCW Emerging Markets Multi-Asset Opportunities Fund
Balance as of October 31, 2020	$15,730,569	$123,673
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	2,125,752	16,712
Purchases	—	—
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of April 30, 2021	$17,856,321	$140,385

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2021	$2,125,752	$16,712

Significant unobservable valuations inputs for Level 3 investments as of April 30, 2021 are as follows:

Description	Fair Value at 4/30/2021	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price
TCW Emerging Markets Income Fund
Government Issues	$17,856,321	Third-party Vendor	Vendor Prices	$10.50	$10.50
TCW Emerging Markets Multi-Asset Opportunities Fund
Government Issues	$140,385	Third-party Vendor	Vendor Prices	$10.50	$10.50

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class- specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund declare and pay, or reinvest, dividends from net investment income monthly. The other International Funds declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

42

TCW Funds, Inc.

April 30, 2021

Note 2 — Significant Accounting Policies (Continued)

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

43

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

For the period ended April 30, 2021, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Emerging Markets Income Fund

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Investments (1)	$—	$—	$1,041,031	$1,041,031
Swap Agreements	6,951,514	—	—	6,951,514
Forward Contracts	—	5,970	—	5,970

Total Value	$6,951,514	$5,970	$1,041,031	$7,998,515

Liability Derivatives
Swap Agreements	$(482,282)	$—	$—	$(482,282)

Total Value	$(482,282)	$—	$—	$(482,282)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$195,010	$—	$195,010
Investments (2)	—	(2,162,131)	—	(2,162,131)
Options Written	—	533,445	—	533,445
Swap Agreements	371,181	—	—	371,181

Net Realized Gain (Loss)	$371,181	$(1,433,676)	$—	$(1,062,495)

Net Change in Appreciation (Depreciation)
Forward Contracts	$—	$5,970	$—	$5,970
Investments (3)	—	(116,440)	(2,955,588)	(3,072,028)
Swap Agreements	(3,796,040)	—	—	(3,796,040)

Net Change in Appreciation (Depreciation)	$(3,796,040)	$(110,470)	$(2,955,588)	$(6,862,098)

Notional Amounts (4)
Forward Currency Contracts	$ —	$52,556,314	$ —	$52,556,314
Options Purchased	$ —	$177,629,667	$20,910	$177,650,577
Options Written	$ —	$87,450,000	$ —	$87,450,000
Swap Agreements	$316,250,000	$ —	$ —	$316,250,000

44

TCW Funds, Inc.

April 30, 2021

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Local Currency Income Fund

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Forward Contracts	$—	$695,170	$—	$695,170

Total Value	$—	$695,170	$—	$695,170

Liability Derivatives
Forward Contracts	$—	$(330,363)	$—	$(330,363)

Total Value	$—	$(330,363)	$—	$(330,363)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$(158,894)	$—	$(158,894)
Investments (2)	—	(96,867)	—	(96,867)
Options Written	—	14,549	—	14,549

Net Realized Gain (Loss)	$—	$(241,212)	$—	$(241,212)

Net Change in Appreciation (Depreciation)
Forward Contracts	$—	$1,038,880	$—	$1,038,880
Investments (3)	—	(7,686)	—	(7,686)

Net Change in Appreciation (Depreciation)	$—	$1,031,194	$—	$1,031,194

Notional Amounts (4)
Forward Currency Contracts	$ —	$95,609,817	$ —	$95,609,817
Options Purchased	$ —	$9,488,333	$ —	$9,488,333
Options Written	$ —	$2,385,000	$ —	$2,385,000

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Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Multi-Asset Opportunities Fund

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Investments (1)	$—	$—	$4,969	$4,969
Swap Agreements	26,481	—	—	26,481
Forward Contracts	—	25	—	25

Total Value	$26,481	$25	$4,969	$31,475

Liability Derivatives
Swap Agreements	$(1,822)	$—	$—	$(1,822)

Total Value	$(1,822)	$—	$—	$(1,822)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$875	$—	$875
Investments	—	(8,389)	—	(8,389)
Options Written	—	1,922	—	1,922
Swap Agreements	523	—	—	523

Net Realized Gain (Loss)	$523	$(5,592)	$—	$(5,069)

Net Change in Appreciation (Depreciation)
Forward Contracts	$—	$25	$—	$25
Investments (4)	—	(521)	(16,793)	(17,314)
Swap Agreements	(13,519)	—	—	(13,519)

Net Change in Appreciation (Depreciation)	$(13,519)	$(496)	$(16,793)	$(30,808)

Notional Amounts (4)
Forward Currency Contracts	$ —	$263,545	$ —	$263,545
Options Purchased	$ —	$736,667	$116	$736,783
Options Written	$ —	$315,000	$ —	$315,000
Swap Agreements	$1,200,000	$ —	$ —	$1,200,000

(1)	Represents purchased options at value.
(2)	Represents realized gain (loss) for purchased options.
(3)	Represents change in unrealized gain (loss) for purchased options.
(4)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2021.

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate

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April 30, 2021

Note 2 — Significant Accounting Policies (Continued)

customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements.    Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations,

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Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following table presents the Funds’ OTC derivatives assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral received by the Funds as of April 30, 2021:

TCW Emerging Markets Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Bank of America	1,737,878	—	1,737,878	(1,737,878	) (2)	—
Barclays Capital	5,213,636	(350,509)	4,863,127	(4,570,000)		293,127
Goldman Sachs & Co.	5,970	(131,773)	$(125,803)	$125,803	(2)	$—

Total	$6,957,484	$(482,282)	$6,475,202	$(6,182,075)		$293,127

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

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April 30, 2021

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Local Currency Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Bank of America, N.A.	191,173	(37,178)	$153,995	$—		$153,995
Barclays Capital	119,571	(124,460)	(4,889)	4,889	(2)	—
BNP Paribas S.A.	—	(16,525)	(16,525)	—		(16,525)
Citibank N.A.	67,328	(17,220)	50,108	—		50,108
Goldman Sachs & Co.	285,119	(31,766)	253,353	(253,353	) (2)	—
JPMorgan Chase Bank	23,792	(102,692)	(78,900)	40,000		(38,900)
Standard Chartered Bank	8,187	(522)	7,665	—		7,665

Total	$695,170	$(330,363)	$364,807	$(208,464)		$156,343

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

TCW Emerging Markets Multi-Asset Opportunities Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Bank of America	6,620	—	6,620	—	6,620
Barclays Capital	19,861	(1,366)	18,495	—	18,495
Goldman Sachs & Co.	25	(456)	$(431)	$—	$(431)

Total	$26,506	$(1,822)	$24,684	$—	$24,684

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

Note 3 — Portfolio Investments

When-Issued, Delayed-Delivery, and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements:    The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances, including an event of default (such as bankruptcy or

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Note 3 — Portfolio Investments (Continued)

insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2021.

Participation Notes:    The Funds may invest in participation notes of equity-linked instruments (collectively, participation notes), through which a counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by a Fund is not possible. Participation notes provide the economic benefit of common stock ownership to a Fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include possible failure of the counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock. None of the Funds held participation notes as of April 30, 2021.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2021.

Derivatives:

Forward Foreign Currency Contracts:    The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at April 30, 2021 are disclosed in the Schedule of Investments.

Futures Contracts:    The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to

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April 30, 2021

Note 3 — Portfolio Investments (Continued)

counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There were no futures contracts outstanding at April 30, 2021.

Options:    The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

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Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended April 30, 2021, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, and the TCW Emerging Markets Multi-Asset Opportunities Fund entered into options to hedge the currency exposure of the Funds.

Swap Agreements:    The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

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April 30, 2021

Note 3 — Portfolio Investments (Continued)

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended April 30, 2021, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund used credit default swaps to limit certain credit exposure within each Fund.

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Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Investment Style Risk:    Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

LIBOR Risk:    LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR. The head of the United Kingdom Financial Conduct Authority has announced the intention to begin phasing out the use of LIBOR by the end of 2021. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The ultimate abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. Any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of a Fund’s investments may involve individual contracts that have (i) no existing fallback provision or language that contemplates the discontinuation of LIBOR or (ii) inadequate fallback provisions or language that does not contemplate a permanent discontinuation of LIBOR, and those investments could experience increased volatility or reduced liquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by the Funds or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

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Note 4 — Risk Considerations (Continued)

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions.

Counterparty Risk:    The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Foreign Currency Risk:    The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

Foreign Investing Risk:    The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

Public Health Emergencies Risk and Impact of the Coronavirus (COVID-19):    Pandemics and other local, national, and international public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 Flu, the Avian Flu, Ebola and the current coronavirus pandemic (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and any similar future emergencies may materially and adversely impact economic production and activity in ways that cannot be predicted, all of which could result in substantial investment losses.

This outbreak has caused a worldwide public health emergency, straining healthcare resources and resulting in extensive and growing numbers of infections, hospitalizations and deaths. In an effort to contain COVID-19, local, regional, and national governments, as well as private businesses and other organizations, have imposed and continue to impose severely restrictive measures, including instituting local and regional quarantines, restricting travel (including closing certain international borders), prohibiting public activity (including “stay-at-home,” “shelter-in-place,” and similar orders), and ordering the closure of a wide range of offices, businesses, schools, and other public venues. Consequently, COVID-19 has significantly diminished and disrupted global economic production and activity of all kinds and has contributed to both volatility and a severe decline in financial markets. Among other things, these unprecedented developments have resulted in: (i) material reductions in demand across most categories of consumers and businesses; (ii) dislocation (or, in some cases, a complete halt) in the credit and capital markets; (iii) labor force and operational disruptions; (iv) slowing or complete idling of certain supply chains and manufacturing activity; and (v) strain and uncertainty for businesses and households, with a particularly acute impact on industries dependent on travel and public accessibility, such as transportation, hospitality, tourism, retail, sports, and entertainment.

The ultimate impact of COVID-19 (and of the resulting precipitous decline and disruption in economic and commercial activity across many of the world’s economies) on global economic conditions, and on the

55

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

operations, financial condition, and performance of any particular market, industry or business, is impossible to predict. However, ongoing and potential additional materially adverse effects, including further global, regional and local economic downturns (including recessions) of indeterminate duration and severity, are possible. The extent of COVID-19’s impact will depend on many factors, including the ultimate duration and scope of the public health emergency and the restrictive countermeasures being undertaken, as well as the effectiveness of other governmental, legislative, and financial and monetary policy interventions designed to mitigate the crisis and address its negative externalities, all of which are evolving rapidly and may have unpredictable results. The ongoing COVID-19 crisis and any other public health emergency could have a significant adverse impact on our investments and result in significant investment losses.

For more information on risks related to investing in the Funds, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling customer service at 800-FUND-TCW (800-386-3829).

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2021, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Developing Markets Equity Fund	$2,304,904	$(126,364)	$2,178,540	$5,412,315
TCW Emerging Markets Income Fund	266,265,284	(154,339,420)	111,925,864	7,660,533,128
TCW Emerging Markets Local Currency Income Fund	2,069,798	(5,213,559)	(3,143,761)	247,124,924
TCW Emerging Markets Multi-Asset Opportunities Fund	23,203,644	(2,248,900)	20,954,744	76,585,204

At October 31, 2020, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Emerging Markets Income Fund	$30,409,095	—	$30,409,095
TCW Emerging Markets Multi-Asset Opportunities Fund	1,195,902	—	1,195,902

During the year ended October 31, 2020, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW Developing Markets Equity Fund	$48,424	$—	—	$48,424
TCW Emerging Markets Income Fund	264,163,379	—	—	264,163,379
TCW Emerging Markets Local Currency Income Fund	2,682,634	—	1,042,577	3,725,211
TCW Emerging Markets Multi-Asset Opportunities Fund	3,149,794	—	—	3,149,794

56

TCW Funds, Inc.

April 30, 2021

Note 5 — Federal Income Taxes (Continued)

At October 31, 2020, the following Funds had net realized loss carryforwards for federal income tax purposes:

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Developing Markets Equity Fund	$709,202	$—	$709,202
TCW Emerging Markets Income Fund	639,261,526	340,718,054	979,979,580
TCW Emerging Markets Local Currency Income Fund	14,427,718	12,303,037	26,730,755
TCW Emerging Markets Multi-Asset Opportunities Fund	11,706,345	—	11,706,345

The Funds did not have any unrecognized tax benefits at April 30, 2021, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2021. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Developing Markets Equity Fund	0.80%
TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW Emerging Markets Multi-Asset Opportunities Fund	0.90%

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Developing Markets Equity Fund
I Class	0.95	% (1)(2)
N Class	1.15	% (1)(2)
TCW Emerging Markets Income Fund
I Class	0.85	% (1)
N Class	0.95	% (1)
Plan Class	0.77	% (1)
TCW Emerging Markets Local Currency Income Fund
I Class	0.85	% (1)
N Class	0.90	% (1)
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	1.00	% (1)
N Class	1.20	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.
(2)	This limitation was in effect March 1, 2021. From November 1, 2020 through February 28, 2021, the expense limitation was 1.25% for I Class Shares and 1.25% for N Class Shares.

The amount borne by the Advisor during the fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can only recapture expenses within a given fiscal year for that year’s operating expenses.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statement of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

57

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2021 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Developing Markets Equity Fund	$4,558,000	$4,656,415	$—	$—
TCW Emerging Markets Income Fund	6,171,323,993	5,411,667,959	—	—
TCW Emerging Markets Local Currency Income Fund	196,416,203	163,315,618	—	—
TCW Emerging Markets Multi-Asset Opportunities Fund	68,360,905	78,353,710	—	—

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Developing Markets Equity Fund	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
I Class	Shares	Amount	Shares	Amount
Shares Sold	1,862	$27,500	522	$5,685
Shares Issued upon Reinvestment of Dividends	459	6,004	3,226	34,910
Shares Redeemed	—	—	(41,130)	(452,426)

Net Increase (Decrease)	2,321	$33,504	(37,382)	$(411,831)

N Class	Shares	Amount	Shares	Amount
Shares Sold	5,589	$82,625	1,216	$13,132
Shares Issued upon Reinvestment of Dividends	192	2,515	1,249	13,514
Shares Redeemed	(292)	(4,079)	(790)	(8,969)

Net Increase	5,489	$81,061	1,675	$17,677

58

TCW Funds, Inc.

April 30, 2021

Note 9 — Capital Share Transactions (Continued)

TCW Emerging Markets Income Fund	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
I Class	Shares	Amount	Shares	Amount
Shares Sold	179,665,072	$1,490,005,099	407,216,881	$3,219,444,990
Shares Issued upon Reinvestment of Dividends	13,541,401	111,128,830	20,069,095	158,869,516
Shares Redeemed	(302,064,922)	(2,483,414,297)	(367,301,484)	(2,804,351,668)

Net Increase (Decrease)	(108,858,449)	$(882,280,368)	59,984,492	$573,962,838

N Class	Shares	Amount	Shares	Amount
Shares Sold	17,939,937	$188,684,732	9,014,340	$91,463,896
Shares Issued upon Reinvestment of Dividends	735,839	7,787,581	1,156,277	11,834,869
Shares Redeemed	(4,085,060)	(43,584,769)	(14,496,727)	(145,058,654)

Net Increase (Decrease)	14,590,716	$152,887,544	(4,326,110)	$(41,759,889)

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	209,119,991	$1,713,542,138	62,628,616	$513,316,199
Shares Issued upon Reinvestment of Dividends	1,869,449	15,322,796	233,613	1,854,887
Shares Redeemed	(4,525,254)	(37,324,405)	(1,153,292)	(9,279,693)

Net Increase	206,464,186	$1,691,540,529	61,708,937	$505,891,393

TCW Emerging Markets Local Currency Income Fund	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
I Class	Shares	Amount	Shares	Amount
Shares Sold	4,752,163	$43,443,609	10,025,553	$88,383,393
Shares Issued upon Reinvestment of Dividends	237,110	2,125,939	333,736	3,073,757
Shares Redeemed	(3,097,918)	(28,206,237)	(11,958,101)	(101,444,508)

Net Increase (Decrease)	1,891,355	$17,363,311	(1,598,812)	$(9,987,358)

N Class	Shares	Amount	Shares	Amount
Shares Sold	1,652,767	$15,148,511	2,073,557	$17,751,724
Shares Issued upon Reinvestment of Dividends	36,277	324,339	42,664	392,147
Shares Redeemed	(790,662)	(7,195,093)	(2,212,200)	(18,762,059)

Net Increase (Decrease)	898,382	$8,277,757	(95,979)	$(618,188)

TCW Emerging Markets Multi-Asset Opportunities Fund	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
I Class	Shares	Amount	Shares	Amount
Shares Sold	208,778	$2,856,139	400,006	$4,508,190
Shares Issued upon Reinvestment of Dividends	94,826	1,236,530	242,396	2,799,681
Shares Redeemed	(740,033)	(9,914,862)	(1,397,688)	(15,308,576)

Net Decrease	(436,429)	$(5,822,193)	(755,286)	$(8,000,705)

N Class	Shares	Amount	Shares	Amount
Shares Sold	104,199	$1,377,667	145,525	$1,639,723
Shares Issued upon Reinvestment of Dividends	8,747	113,452	29,582	340,484
Shares Redeemed	(212,316)	(2,797,518)	(490,864)	(5,320,297)

Net Decrease	(99,370)	$(1,306,399)	(315,757)	$(3,340,090)

59

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 10 — Affiliate Ownership

As of April 30, 2021, affiliates of the Funds and Advisor owned 39.53% and 7.49% of the net assets of the TCW Developing Markets Equity Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund, respectively.

Note 11 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at April 30, 2021.

Note 12 — Committed Line Of Credit

The Funds have entered into a $100,000,000 committed revolving line of credit agreement with the State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, renewable annually. The interest rate on borrowing is the higher of the Federal Funds rate plus 0.10% plus 1.25% or the Overnight Bank Funding rate plus 0.10% plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2021. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 13 — Liquidity Risk Management Program

Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires that all registered open-end management investment companies, including the Funds, establish a written liquidity risk management program (a “Liquidity Program”). Under a fund’s Liquidity Program, a fund must assess, manage and periodically review the fund’s liquidity risk, classify the liquidity of each of the fund’s portfolio investments, determine whether to specify highly liquid investment minimum (and, if so, at what level), limit illiquid investments to 15% of fund investments, and establish policies and procedures regarding how and when a fund will engage in redemptions in-kind. Consistent with the Liquidity Rule, the Board has approved the written Liquidity Program for the Funds and has designated a committee of professionals associated with the Advisor to administer the Funds’ Liquidity Program (the “Program Administrator”).

On March 8, 2021, the Board reviewed the Program Administrator’s written annual report (the “Report”) concerning the operation of the Funds’ Liquidity Program for the calendar year ended December 31, 2020 (the “Reporting Period”). The Report addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s Highly Liquid Investment Minimum (“HLIM”). The Report discussed, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and the

60

TCW Funds, Inc.

April 30, 2021

Note 13 — Liquidity Risk Management Program (Continued)

operation and monitoring of the HLIM assigned to a Fund, as applicable; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; and (5) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions. The Report concluded that the Liquidity Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented with respect to each Fund during the Reporting Period.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Note 14 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 15 — New Accounting Pronouncement

In March 2020, FASB issued Accounting Standards Update (ASU) No. 2020-04 — Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

61

TCW Developing Markets Equity Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$11.86		$10.14	$9.39	$11.17	$9.10	$8.62

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.04)		0.02	0.10	0.06	0.07	0.10
Net Realized and Unrealized Gain (Loss) on Investments	2.36		1.79	0.69	(1.78)	2.09	0.38

Total from Investment Operations	2.32		1.81	0.79	(1.72)	2.16	0.48

Less Distributions:
Distributions from Net Investment Income	(0.02)		(0.09)	(0.04)	(0.06)	(0.09)	(0.00	) (2)

Net Asset Value per Share, End of period	$14.16		$11.86	$10.14	$9.39	$11.17	$9.10

Total Return	19.54	% (3)	17.90%	8.46%	(15.51%)	23.96%	5.63%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$5,185		$4,314	$4,071	$3,750	$4,433	$3,577

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	3.33	% (4)	4.06%	4.88%	3.45%	3.94%	3.56%

After Expense Reimbursement	1.14	% (4)	1.25%	1.25%	1.25%	1.25%	1.25%

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.54	%) (4)	0.15%	1.03%	0.49%	0.77%	1.15%

Portfolio Turnover Rate	66.44	% (3)	148.22%	207.48%	163.33%	194.58%	154.70%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

62

TCW Developing Markets Equity Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$11.85		$10.14	$9.39	$11.17	$9.10	$8.62

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.04)		0.02	0.10	0.06	0.07	0.10
Net Realized and Unrealized Gain (Loss) on Investments	2.36		1.78	0.69	(1.78)	2.09	0.38

Total from Investment Operations	2.32		1.80	0.79	(1.72)	2.16	0.48

Less Distributions:
Distributions from Net Investment Income	(0.02)		(0.09)	(0.04)	(0.06)	(0.09)	(0.00	) (2)

Net Asset Value per Share, End of period	$14.15		$11.85	$10.14	$9.39	$11.17	$9.10

Total Return	19.56	% (3)	17.80%	8.46%	(15.51)%	23.96%	5.63%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$2,300		$1,861	$1,575	$1,468	$1,722	$1,364

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	4.16	% (4)	5.17%	6.11%	4.51%	5.08%	4.80%

After Expense Reimbursement	1.21	% (4)	1.25%	1.25%	1.25%	1.25%	1.25%

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.61	%) (4)	0.16%	1.03%	0.49%	0.77%	1.15%

Portfolio Turnover Rate	66.44	% (3)	148.22%	207.48%	163.33%	194.58%	154.70%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

63

TCW Emerging Markets Income Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$7.93		$8.33	$7.77	$8.54	$8.34	$7.67

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.39	0.46	0.43	0.55	0.55
Net Realized and Unrealized Gain (Loss) on Investments	0.25		(0.46)	0.54	(0.83)	0.09	0.52

Total from Investment Operations	0.42		(0.07)	1.00	(0.40)	0.64	1.07

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.33)	(0.44)	(0.37)	(0.44)	(0.40)

Net Asset Value per Share, End of period	$8.15		$7.93	$8.33	$7.77	$8.54	$8.34

Total Return	5.30	% (2)	(0.69%)	13.13%	(4.85%)	7.95%	14.29%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$5,152,008		$5,877,348	$5,668,552	$4,365,456	$3,039,671	$2,574,798

Ratio of Expenses to Average Net Assets	0.83	% (3)	0.85%	0.84%	0.86%	0.87%	0.87%

Ratio of Net Investment Income to Average Net Assets	4.15	% (3)	4.95%	5.62%	5.33%	6.56%	6.95%
Portfolio Turnover Rate	76.74	% (2)	135.46%	136.47%	149.50%	212.16%	214.73%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

64

TCW Emerging Markets Income Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$10.23		$10.72	$10.00	$11.00	$10.75	$9.89

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.21		0.49	0.57	0.53	0.68	0.68
Net Realized and Unrealized Gain (Loss) on Investments	0.33		(0.57)	0.69	(1.08)	0.12	0.67

Total from Investment Operations	0.54		(0.08)	1.26	(0.55)	0.80	1.35

Less Distributions:
Distributions from Net Investment Income	(0.25)		(0.41)	(0.54)	(0.45)	(0.55)	(0.49)

Net Asset Value per Share, End of period	$10.52		$10.23	$10.72	$10.00	$11.00	$10.75

Total Return	5.28	% (2)	(0.69)%	12.85%	(5.16)%	7.67%	13.98%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$422,297		$261,520	$320,492	$342,660	$510,877	$534,151

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.14	% (3)	1.14%	1.14%	1.16%	1.15%	1.15%

After Expense Reimbursement	0.95	% (3)	0.98%	1.05%	1.10%	1.13%	N/A

Ratio of Net Investment Income to Average Net Assets	4.07	% (3)	4.82%	5.41%	5.03%	6.30%	6.71%

Portfolio Turnover Rate	76.74	% (2)	135.46%	136.47%	149.50%	212.16%	214.73%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

65

TCW Emerging Markets Income Fund

Financial Highlights — Plan Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		March 2, 2020 (Commencement of Operations) Through October 31, 2020
Net Asset Value per Share, Beginning of period	$7.93		$8.34

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.18		0.26
Net Realized and Unrealized Gain (Loss) on Investments	0.24		(0.48)

Total from Investment Operations	0.42		(0.22)

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.19)

Net Asset Value per Share, End of period	$8.15		$7.93

Total Return	5.34	% (2)	(2.59	%) (3)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$2,184,429		$489,106

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.81	% (4)	0.79	% (4)

After Expense Reimbursement	0.77	% (4)	0.77	% (4)

Ratio of Net Investment Income to Average Net Assets	4.34	% (4)	4.96	% (4)

Portfolio Turnover Rate	76.74	% (2)	135.46	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	For the period March 2, 2020 (Commencement of Operations) through October 31, 2020.
(4)	Annualized.

See accompanying Notes to Financial Statements.

66

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$8.57		$9.17	$8.14	$9.30	$9.13	$8.18

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.42	0.58	0.53	0.64	0.52
Net Realized and Unrealized Gain (Loss) on Investments	0.23		(0.89)	0.57	(1.19)	(0.06)	0.43

Total from Investment Operations	0.40		(0.47)	1.15	(0.66)	0.58	0.95

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.09)	(0.12)	(0.23)	(0.41)	—
Distributions from Return of Capital	—		(0.04)	—	(0.27)	—	—

Total Distributions	(0.09)		(0.13)	(0.12)	(0.50)	(0.41)	—

Net Asset Value per Share, End of period	$8.88		$8.57	$9.17	$8.14	$9.30	$9.13

Total Return	4.67	% (2)	(5.26%)	14.26%	(7.74%)	6.33%	11.61%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$216,506		$192,679	$220,968	$264,754	$138,068	$97,650

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.94	% (3)	0.97%	1.03%	0.95%	1.03%	1.00%

After Expense Reimbursement	0.85	% (3)	0.85%	0.88%	N/A	0.99%	0.99%

Ratio of Net Investment Income to Average Net Assets	3.77	% (3)	4.90%	6.66%	5.90%	6.83%	6.12%

Portfolio Turnover Rate	73.28	% (2)	135.99%	127.74%	185.72%	137.44%	209.07%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

67

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$8.55		$9.15	$8.13	$9.29	$9.12	$8.17

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.42	0.57	0.51	0.64	0.48
Net Realized and Unrealized Gain (Loss) on Investments	0.23		(0.89)	0.57	(1.17)	(0.06)	0.47

Total from Investment Operations	0.40		(0.47)	1.14	(0.66)	0.58	0.95

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.09)	(0.12)	(0.23)	(0.41)	—
Distributions from Return of Capital	—		(0.04)	—	(0.27)	—	—

Total Distributions	(0.09)		(0.13)	(0.12)	(0.50)	(0.41)	—

Net Asset Value per Share, End of period	$8.86		$8.55	$9.15	$8.13	$9.29	$9.12

Total Return	4.66	% (2)	(5.28)%	14.14%	(7.75)%	6.33%	11.63%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$34,210		$25,329	$28,011	$47,664	$34,807	$15,325

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.30	% (3)	1.35%	1.40%	1.32%	1.35%	1.31%

After Expense Reimbursement	0.90	% (3)	0.90%	0.92%	0.99%	0.99%	0.99%

Ratio of Net Investment Income to Average Net Assets	3.69	% (3)	4.84%	6.63%	5.78%	6.88%	6.05%

Portfolio Turnover Rate	73.28	% (2)	135.99%	127.74%	185.72%	137.44%	209.07%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

68

TCW Emerging Markets Multi-Asset Opportunities Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$12.09		$11.31	$10.39	$11.70	$10.39	$9.63

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.07		0.22	0.38	0.25	0.31	0.35
Net Realized and Unrealized Gain (Loss) on Investments	1.45		0.93	0.69	(1.30)	1.38	0.65

Total from Investment Operations	1.52		1.15	1.07	(1.05)	1.69	1.00

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.37)	(0.15)	(0.26)	(0.38)	(0.24)

Net Asset Value per Share, End of period	$13.43		$12.09	$11.31	$10.39	$11.70	$10.39

Total Return	12.63	% (2)	10.34%	10.50%	(9.23%)	17.05%	10.75%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$87,867		$84,387	$87,430	$43,338	$42,041	$37,173

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.24	% (3)	1.28%	1.31%	1.34%	1.54%	1.57%

After Expense Reimbursement	1.00	% (3)	1.00%	1.02%	1.23%	1.23%	1.23%

Ratio of Net Investment Income to Average Net Assets	1.00	% (3)	2.01%	3.51%	2.13%	2.95%	3.74%

Portfolio Turnover Rate	70.83	% (2)	164.55%	188.64%	160.85%	197.48%	227.75%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

69

TCW Emerging Markets Multi-Asset Opportunities Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Net Asset Value per Share, Beginning of period	$12.01		$11.24	$10.35	$11.66	$10.35	$9.59

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.20	0.28	0.26	0.32	0.36
Net Realized and Unrealized Gain (Loss) on Investments	1.46		0.92	0.76	(1.31)	1.37	0.64

Total from Investment Operations	1.51		1.12	1.04	(1.05)	1.69	1.00

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.35)	(0.15)	(0.26)	(0.38)	(0.24)

Net Asset Value per Share, End of period	$13.36		$12.01	$11.24	$10.35	$11.66	$10.35

Total Return	12.57	% (2)	10.08%	10.25%	(9.26)%	17.10%	10.78%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$8,460		$8,803	$11,784	$74,677	$40,064	$5,088

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.76	% (3)	1.80%	1.65%	1.67%	1.96%	2.15%

After Expense Reimbursement	1.20	% (3)	1.20%	1.21%	1.23%	1.23%	1.23%

Ratio of Net Investment Income to Average Net Assets	0.79	% (3)	1.80%	2.64%	2.25%	2.95%	3.79%

Portfolio Turnover Rate	70.83	% (2)	164.55%	188.64%	160.85%	197.48%	227.75%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2021 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

70

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021 (181 days).

Actual Expenses:    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2020 to April 30, 2021)
TCW Developing Markets Equity Fund
I Class Shares
Actual	$1,000.00	$1,195.40	1.14%	$6.21
Hypothetical (5% return before expenses)	1,000.00	1,019.14	1.14%	5.71

N Class Shares
Actual	$1,000.00	$1,195.60	1.21%	$6.59
Hypothetical (5% return before expenses)	1,000.00	1,018.79	1.21%	6.06

TCW Emerging Markets Income Fund
I Class Shares
Actual	$1,000.00	$1,053.00	0.83%	$4.22
Hypothetical (5% return before expenses)	1,000.00	1,020.68	0.83%	4.16

N Class Shares
Actual	$1,000.00	$1,052.80	0.95%	$4.84
Hypothetical (5% return before expenses)	1,000.00	1,020.08	0.95%	4.76

Plan Class Shares
Actual	$1,000.00	$1,053.40	0.77%	$3.92
Hypothetical (5% return before expenses)	1,000.00	1,021.00	0.77%	3.86

71

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2020 to April 30, 2021)
TCW Emerging Markets Local Currency Income Fund
I Class Shares
Actual	$1,000.00	$1,046.70	0.85%	$4.31
Hypothetical (5% return before expenses)	1,000.00	1,020.58	0.85%	4.26

N Class Shares
Actual	$1,000.00	$1,046.60	0.90%	$4.57
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51

TCW Emerging Markets Multi-Asset Opportunities Fund
I Class Shares
Actual	$1,000.00	$1,126.30	1.00%	$5.27
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%	5.01

N Class Shares
Actual	$1,000.00	$1,125.70	1.20%	$6.32
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%	6.01

72

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

73

TCW Funds, Inc.

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

Peter McMillan

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

David Lippman

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Gladys Xiques

Chief Compliance Officer and Anti-Money Laundering Officer

Patrick W. Dennis

Vice President and Assistant Secretary

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

FUNDsarINT0421

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The Chief Executive Officer and Principal Financial and Accounting Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	EX-99.CERT – The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	EX-99.906CERT – The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ David B. Lippman
David B. Lippman
President and Chief Executive Officer

Date	June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ David B. Lippman
David B. Lippman
President and Chief Executive Officer

Date	June 30, 2021

By (Signature and Title)
/s/ Richard M. Villa
Richard M. Villa
Treasurer and Principal Financial and Accounting Officer

Date	June 30, 2021